                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:  September 30, 2008
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                             ANNUAL REPORT 2008

SUNAMERICA
Equity Funds



                                                      www.sunamericafunds.com

        September 30, 2008                                         ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund (SVLAX)

SunAmerica Growth Opportunities Fund (SGWAX)

SunAmerica New Century Fund (SEGAX)

SunAmerica Growth and Income Fund (SEIAX)

SunAmerica Balanced Assets Fund (SBAAX)

SunAmerica International Equity Fund (SIEAX)

SunAmerica Value Fund (SSVAX)

SunAmerica Disciplined Growth Fund (TXMAX)

SunAmerica International Small-Cap Fund (SAESX)

                        Table of Contents


          SHAREHOLDER LETTER......................................  2
          EXPENSE EXAMPLE.........................................  3
          STATEMENT OF ASSETS AND LIABILITIES.....................  6
          STATEMENT OF OPERATIONS................................. 10
          STATEMENT OF CHANGES IN NET ASSETS...................... 12
          FINANCIAL HIGHLIGHTS.................................... 15
          PORTFOLIO OF INVESTMENTS................................ 24
          NOTES TO FINANCIAL STATEMENTS........................... 66
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. 88
          APPROVAL OF ADVISORY AGREEMENTS......................... 89
          TRUSTEE AND OFFICER INFORMATION......................... 94
          SHAREHOLDER TAX INFORMATION............................. 97
          COMPARISONS: FUNDS vs. INDEXES.......................... 99

        Shareholder Letter

Dear Shareholder,

Enclosed is the annual report for the SunAmerica Equity Funds for the fiscal year ended September 30, 2008.

Volatility in the U.S. equity markets was pronounced during the period as the financial crises deepened. Undoubtedly, the third calendar quarter of 2008 will long be remembered as one of the most challenging in the annals of financial history. Government intervention and support for major U.S. financial institutions, the failure of a top-tier investment bank, and a widespread fear and panic among investors had gripped the market. The quarter was marked by the largest single-day point drop in the Dow Jones Industrial Average--a decline of over 770 points.

On top of this, but still lurking in the background, was an economy that showed clear signs of deterioration. The recessionary environment in the U.S. began impacting foreign economies, further exacerbating the impact on exporters. The U.S. economy continued to struggle under the weight of a protracted decline in housing prices, a weak labor market, and tighter credit conditions.

In response to these events, the U.S. government took swift action and Congress approved a $700 billion bailout plan. Moreover, while the Federal Reserve left interest rates unchanged during the final fiscal quarter, it cut the Federal Open Market Committee (FOMC) rate a cumulative 2.75% during the annual period to 2.0%.

Over the 12-month period ended September 30, 2008, seven of the nine traditional domestic mutual fund categories had declines greater than 20.0% with only Small-Cap Core (-18.7%) and Small-Cap Value (-16.4%) avoiding this conventional bear market measure. The plunge in the international market was even more pronounced, with Lipper's International and Emerging Market fund categories returning -30.5% and -33.8%, respectively.

The serious challenges confronting both the equity markets and global economies are evident. We at SunAmerica Asset Management continue to work diligently, identifying potential opportunities to grow capital while keeping a keen eye on the many risks that entails. We believe the combination of quantitative tools and strong fundamental research, diligently applied, can achieve this dual objective.

Thank you for your investment in SunAmerica Mutual Funds. If you have any questions regarding our products, please contact your financial adviser or contact us directly at 800-858-8850 or www.sunamericafunds.com.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

      John Massey            Allison Larkin         Robin Thorn
      Steve Neimeth          Brendan Voege          Chantal Brennan
      Paul Ma                Ben Barrett
      Jay Rushin             Mike Beaulieu
      Soraya Benitez         Andy Sheridan
      Sandra Salas           Jay Merchant
      Sarah Kallok           Kara Murphy
      Karen Forte

--------
Past performance is no guarantee of future results.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2008 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of International Equity Fund and International Small-Cap Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2008 and held until September 30, 2008.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2008" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended September 30, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended September 30, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of International Equity Fund and International Small-Cap Fund only); small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2008 -- (unaudited) (continued)

                                                Actual                                  Hypothetical
                              ------------------------------------------ ------------------------------------------
                                                                                       Ending Account
                                            Ending Account Expense Paid                 Value using   Expense Paid
                                             Value Using    During the                 a Hypothetical  During the      Expense
                                Beginning       Actual      Six Months     Beginning     5% Assumed    Six Months       Ratio
                              Account Value   Return at        Ended     Account Value   Return at        Ended         as of
                               at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30, September 30,
Fund                              2008           2008          2008          2008           2008          2008          2008*
----------------------------- ------------- -------------- ------------- ------------- -------------- ------------- -------------
Blue Chip Growth Fund@
  Class A....................   $1,000.00      $899.82        $ 7.84       $1,000.00     $1,016.75       $ 8.32         1.65%
  Class B....................   $1,000.00      $896.91        $11.19       $1,000.00     $1,013.20       $11.88         2.36%
  Class C....................   $1,000.00      $896.05        $11.95       $1,000.00     $1,012.40       $12.68         2.52%
  Class I#...................   $1,000.00      $900.77        $ 6.32       $1,000.00     $1,018.35       $ 6.71         1.33%
Growth Opportunities Fund@
  Class A#...................   $1,000.00      $860.40        $ 8.93       $1,000.00     $1,015.40       $ 9.67         1.92%
  Class B#...................   $1,000.00      $856.92        $12.07       $1,000.00     $1,012.00       $13.08         2.60%
  Class C#...................   $1,000.00      $856.59        $12.67       $1,000.00     $1,011.35       $13.73         2.73%
  Class I#...................   $1,000.00      $862.98        $ 6.19       $1,000.00     $1,018.35       $ 6.71         1.33%
New Century Fund@
  Class A#...................   $1,000.00      $714.62        $ 7.07       $1,000.00     $1,016.75       $ 8.32         1.65%
  Class B#...................   $1,000.00      $711.62        $10.74       $1,000.00     $1,012.45       $12.63         2.51%
  Class C#...................   $1,000.00      $712.58        $ 9.16       $1,000.00     $1,014.30       $10.78         2.14%
Growth and Income Fund@
  Class A....................   $1,000.00      $882.44        $ 7.53       $1,000.00     $1,017.00       $ 8.07         1.60%
  Class B....................   $1,000.00      $879.69        $10.71       $1,000.00     $1,013.60       $11.48         2.28%
  Class C....................   $1,000.00      $879.60        $10.67       $1,000.00     $1,013.65       $11.43         2.27%
  Class I#...................   $1,000.00      $883.74        $ 6.22       $1,000.00     $1,018.40       $ 6.66         1.32%
Balanced Assets Fund@
  Class A#...................   $1,000.00      $919.74        $ 7.63       $1,000.00     $1,017.05       $ 8.02         1.59%
  Class B#...................   $1,000.00      $916.85        $11.02       $1,000.00     $1,013.50       $11.58         2.30%
  Class C#...................   $1,000.00      $916.32        $11.02       $1,000.00     $1,013.50       $11.58         2.30%
  Class I#...................   $1,000.00      $920.76        $ 6.29       $1,000.00     $1,018.45       $ 6.61         1.31%
International Equity Fund@
  Class A....................   $1,000.00      $762.72        $ 8.59       $1,000.00     $1,015.25       $ 9.82         1.95%
  Class B#...................   $1,000.00      $761.14        $11.23       $1,000.00     $1,012.25       $12.83         2.55%
  Class C#...................   $1,000.00      $760.32        $11.22       $1,000.00     $1,012.25       $12.83         2.55%
  Class I#...................   $1,000.00      $763.06        $ 7.93       $1,000.00     $1,016.00       $ 9.07         1.80%
Value Fund@
  Class A#...................   $1,000.00      $905.47        $ 7.76       $1,000.00     $1,016.85       $ 8.22         1.63%
  Class B#...................   $1,000.00      $902.96        $10.85       $1,000.00     $1,013.60       $11.48         2.28%
  Class C#...................   $1,000.00      $902.96        $10.85       $1,000.00     $1,013.60       $11.48         2.28%
  Class I#...................   $1,000.00      $906.05        $ 7.29       $1,000.00     $1,017.35       $ 7.72         1.53%
  Class Z#...................   $1,000.00      $907.98        $ 5.06       $1,000.00     $1,019.70       $ 5.35         1.06%
Disciplined Growth Fund@
  Class A#...................   $1,000.00      $761.87        $ 6.39       $1,000.00     $1,017.75       $ 7.31         1.45%
  Class B#...................   $1,000.00      $759.22        $ 9.24       $1,000.00     $1,014.50       $10.58         2.10%
  Class C#...................   $1,000.00      $759.39        $ 9.24       $1,000.00     $1,014.50       $10.58         2.10%
International Small-Cap Fund
  Class A#...................   $1,000.00      $707.98        $ 8.11       $1,000.00     $1,015.50       $ 9.57         1.90%
  Class B#...................   $1,000.00      $705.33        $10.87       $1,000.00     $1,012.25       $12.83         2.55%
  Class C#...................   $1,000.00      $705.33        $10.87       $1,000.00     $1,012.25       $12.83         2.55%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund and International Small-Cap Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2008" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2008" and "Expense Ratios" would have been lower.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been applied, the Expense Example would have been as follows:

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2008 -- (unaudited) (continued)

                                             Actual                                  Hypothetical
                           ------------------------------------------ ------------------------------------------
                                                                                    Ending Account
                                         Ending Account Expense Paid                 Value using   Expense Paid
                                          Value Using    During the                 a Hypothetical  During the      Expense
                             Beginning       Actual      Six Months     Beginning     5% Assumed    Six Months       Ratio
                           Account Value   Return at        Ended     Account Value   Return at        Ended         as of
                            at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30, September 30,
Fund                           2008           2008          2008          2008           2008          2008          2008*
-------------------------- ------------- -------------- ------------- ------------- -------------- ------------- -------------
Blue Chip Growth Fund
  Class A.................   $1,000.00      $899.82        $ 7.84       $1,000.00     $1,016.75       $ 8.32         1.65%
  Class B.................   $1,000.00      $896.91        $11.19       $1,000.00     $1,013.20       $11.88         2.36%
  Class C.................   $1,000.00      $896.05        $11.95       $1,000.00     $1,012.40       $12.68         2.52%
  Class I#................   $1,000.00      $900.77        $ 6.32       $1,000.00     $1,018.35       $ 6.71         1.33%
Growth Opportunities Fund
  Class A#................   $1,000.00      $860.40        $ 8.09       $1,000.00     $1,016.30       $ 8.77         1.74%
  Class B#................   $1,000.00      $856.92        $11.23       $1,000.00     $1,012.90       $12.18         2.42%
  Class C#................   $1,000.00      $856.59        $11.84       $1,000.00     $1,012.25       $12.83         2.55%
  Class I#................   $1,000.00      $862.98        $ 5.36       $1,000.00     $1,019.25       $ 5.81         1.15%
New Century Fund
  Class A#................   $1,000.00      $714.62        $ 6.17       $1,000.00     $1,017.80       $ 7.26         1.44%
  Class B#................   $1,000.00      $711.62        $ 9.80       $1,000.00     $1,013.55       $11.53         2.29%
  Class C#................   $1,000.00      $712.58        $ 8.26       $1,000.00     $1,015.35       $ 9.72         1.93%
Growth and Income Fund
  Class A.................   $1,000.00      $882.44        $ 7.39       $1,000.00     $1,017.15       $ 7.92         1.57%
  Class B.................   $1,000.00      $879.69        $10.57       $1,000.00     $1,013.75       $11.33         2.25%
  Class C.................   $1,000.00      $879.60        $10.53       $1,000.00     $1,013.80       $11.28         2.24%
  Class I#................   $1,000.00      $883.74        $ 6.08       $1,000.00     $1,018.55       $ 6.51         1.29%
Balanced Assets Fund
  Class A#................   $1,000.00      $919.74        $ 7.58       $1,000.00     $1,017.10       $ 7.97         1.58%
  Class B#................   $1,000.00      $916.85        $10.97       $1,000.00     $1,013.55       $11.53         2.29%
  Class C#................   $1,000.00      $916.32        $10.97       $1,000.00     $1,013.55       $11.53         2.29%
  Class I#................   $1,000.00      $920.76        $ 6.24       $1,000.00     $1,018.50       $ 6.56         1.30%
International Equity Fund
  Class A.................   $1,000.00      $762.72        $ 8.59       $1,000.00     $1,015.25       $ 9.82         1.95%
  Class B#................   $1,000.00      $761.14        $11.23       $1,000.00     $1,012.25       $12.83         2.55%
  Class C#................   $1,000.00      $760.32        $11.22       $1,000.00     $1,012.25       $12.83         2.55%
  Class I#................   $1,000.00      $763.06        $ 7.93       $1,000.00     $1,016.00       $ 9.07         1.80%
Value Fund
  Class A#................   $1,000.00      $905.47        $ 7.62       $1,000.00     $1,017.00       $ 8.07         1.60%
  Class B#................   $1,000.00      $902.96        $10.70       $1,000.00     $1,013.75       $11.33         2.25%
  Class C#................   $1,000.00      $902.96        $10.70       $1,000.00     $1,013.75       $11.33         2.25%
  Class I#................   $1,000.00      $906.05        $ 7.15       $1,000.00     $1,017.50       $ 7.57         1.50%
  Class Z#................   $1,000.00      $907.98        $ 4.91       $1,000.00     $1,019.85       $ 5.20         1.03%
Disciplined Growth Fund
  Class A#................   $1,000.00      $761.87        $ 6.03       $1,000.00     $1,018.15       $ 6.91         1.37%
  Class B#................   $1,000.00      $759.22        $ 8.88       $1,000.00     $1,014.90       $10.18         2.02%
  Class C#................   $1,000.00      $759.39        $ 8.88       $1,000.00     $1,014.90       $10.18         2.02%

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2008

                                                                              Blue Chip      Growth           New
                                                                               Growth     Opportunities     Century
                                                                                Fund          Fund           Fund
                                                                            ------------  -------------  -------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........... $ 47,535,215  $  24,421,823  $  36,051,352
Short-term investment securities, at market value (unaffiliated)*..........           --             --             --
Repurchase agreements (cost approximates market value).....................    2,332,000      7,923,000      5,662,000
                                                                            ------------  -------------  -------------
  Total investments........................................................   49,867,215     32,344,823     41,713,352
                                                                            ------------  -------------  -------------
Cash.......................................................................          155            138            572
Foreign cash*..............................................................           --             --             --
Receivable for:
  Fund shares sold.........................................................        3,247            903          1,160
  Dividends and interest...................................................       19,912            375          1,628
  Investments sold.........................................................      322,036      1,459,739     13,630,427
Prepaid expenses and other assets..........................................        3,732         40,330         65,790
Due from investment adviser for expense reimbursements/fee waivers.........          498          3,054            935
                                                                            ------------  -------------  -------------
Total assets...............................................................   50,216,795     33,849,362     55,413,864
                                                                            ------------  -------------  -------------
LIABILITIES:
Payable for:
  Fund shares redeemed.....................................................      133,990         35,300         47,739
  Investments purchased....................................................           --      1,489,199      7,340,356
  Investment advisory and management fees..................................       33,002         21,435         33,011
  Distribution and service maintenance fees................................       21,376         15,939         19,238
  Transfer agent fees and expenses.........................................       20,979         16,184         25,054
  Trustees' fees and expenses..............................................       27,883         24,411         47,785
  Other accrued expenses...................................................       65,413         77,804         85,971
                                                                            ------------  -------------  -------------
Total liabilities..........................................................      302,643      1,680,272      7,599,154
                                                                            ------------  -------------  -------------
Net Assets................................................................. $ 49,914,152  $  32,169,090  $  47,814,710
                                                                            ============  =============  =============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value.............................. $     34,494  $      26,275  $      39,461
Paid-in capital............................................................  105,580,532    238,106,158    182,181,352
                                                                            ------------  -------------  -------------
                                                                             105,615,026    238,132,433    182,220,813
Accumulated undistributed net investment income (loss).....................      (27,741)       (24,529)       (47,437)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions..............................................................  (53,435,163)  (204,349,969)  (132,794,047)
Unrealized appreciation (depreciation) on investments......................   (2,237,970)    (1,588,845)    (1,564,619)
Unrealized foreign exchange gain (loss) on other assets and liabilities....           --             --             --
Accrued capital gains tax on unrealized appreciation (depreciation)........           --             --             --
                                                                            ------------  -------------  -------------
  Net Assets............................................................... $ 49,914,152  $  32,169,090  $  47,814,710
                                                                            ============  =============  =============
*Cost
  Long-term investment securities (unaffiliated)........................... $ 49,773,185  $  26,010,668  $  37,615,971
                                                                            ============  =============  =============
  Short-term investment securities (unaffiliated).......................... $         --  $          --  $          --
                                                                            ============  =============  =============
  Foreign cash............................................................. $         --  $          --  $          --
                                                                            ============  =============  =============

                                                                             Growth and     Balanced
                                                                               Income        Assets
                                                                                Fund          Fund
                                                                            ------------  ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........... $ 69,185,716  $105,922,684
Short-term investment securities, at market value (unaffiliated)*..........           --            --
Repurchase agreements (cost approximates market value).....................    4,283,000     4,099,000
                                                                            ------------  ------------
  Total investments........................................................   73,468,716   110,021,684
                                                                            ------------  ------------
Cash.......................................................................           75         1,383
Foreign cash*..............................................................           --            --
Receivable for:
  Fund shares sold.........................................................       12,629         2,183
  Dividends and interest...................................................      150,360       560,823
  Investments sold.........................................................    2,356,191     2,576,354
Prepaid expenses and other assets..........................................        6,506         8,568
Due from investment adviser for expense reimbursements/fee waivers.........        2,936         2,562
                                                                            ------------  ------------
Total assets...............................................................   75,997,413   113,173,557
                                                                            ------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.....................................................      151,268        71,276
  Investments purchased....................................................    2,803,169     2,111,528
  Investment advisory and management fees..................................       47,595        71,758
  Distribution and service maintenance fees................................       36,202        44,066
  Transfer agent fees and expenses.........................................       27,939        38,321
  Trustees' fees and expenses..............................................       38,145        74,430
  Other accrued expenses...................................................       67,053        95,373
                                                                            ------------  ------------
Total liabilities..........................................................    3,171,371     2,506,752
                                                                            ------------  ------------
Net Assets................................................................. $ 72,826,042  $110,666,805
                                                                            ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value.............................. $     60,634  $     85,329
Paid-in capital............................................................  120,016,880   191,846,041
                                                                            ------------  ------------
                                                                             120,077,514   191,931,370
Accumulated undistributed net investment income (loss).....................      649,285       241,557
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions..............................................................  (40,487,192)  (74,341,894)
Unrealized appreciation (depreciation) on investments......................   (7,413,565)   (7,164,228)
Unrealized foreign exchange gain (loss) on other assets and liabilities....           --            --
Accrued capital gains tax on unrealized appreciation (depreciation)........           --            --
                                                                            ------------  ------------
  Net Assets............................................................... $ 72,826,042  $110,666,805
                                                                            ============  ============
*Cost
  Long-term investment securities (unaffiliated)........................... $ 76,599,281  $113,086,912
                                                                            ============  ============
  Short-term investment securities (unaffiliated).......................... $         --  $         --
                                                                            ============  ============
  Foreign cash............................................................. $         --  $         --
                                                                            ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2008 -- (continued)

                                                               Blue Chip     Growth         New     Growth and   Balanced
                                                                Growth    Opportunities   Century     Income      Assets
                                                                 Fund         Fund         Fund        Fund        Fund
                                                              ----------- ------------- ----------- ----------- -----------
Class A (unlimited shares authorized):
Net assets................................................... $38,926,997  $21,704,891  $41,425,343 $48,021,741 $91,315,624
Shares of beneficial interest issued and outstanding.........   2,610,804    1,693,360    3,349,023   3,902,587   7,040,136
Net asset value and redemption price per share............... $     14.91  $     12.82  $     12.37 $     12.31 $     12.97
Maximum sales charge (5.75% of offering price)...............        0.91         0.78         0.75        0.75        0.79
                                                              -----------  -----------  ----------- ----------- -----------
Maximum offering price to public............................. $     15.82  $     13.60  $     13.12       13.06       13.76
                                                              ===========  ===========  =========== =========== ===========
Class B (unlimited shares authorized):
Net assets................................................... $ 7,524,995  $ 6,404,911  $ 3,906,540 $ 9,729,265 $ 9,252,464
Shares of beneficial interest issued and outstanding.........     576,713      571,725      366,392     847,830     714,337
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge). $     13.05  $     11.20  $     10.66 $     11.48 $     12.95
                                                              ===========  ===========  =========== =========== ===========
Class C (unlimited shares authorized):
Net assets................................................... $ 2,938,529  $ 3,977,038  $ 2,482,827 $14,815,841 $ 9,552,294
Shares of beneficial interest issued and outstanding.........     227,344      356,118      230,681   1,292,027     736,330
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge). $     12.93  $     11.17  $     10.76 $     11.47 $     12.97
                                                              ===========  ===========  =========== =========== ===========
Class I (unlimited shares authorized):
Net assets................................................... $   523,631  $    82,250  $        -- $   259,195 $   546,423
Shares of beneficial interest issued and outstanding.........      34,535        6,280           --      20,916      42,089
Net asset value, offering and redemption price per share..... $     15.16  $     13.10  $        -- $     12.39 $     12.98
                                                              ===========  ===========  =========== =========== ===========
Class Z (unlimited shares authorized):
Net assets................................................... $        --  $        --  $        -- $        -- $        --
Shares of beneficial interest issued and outstanding.........          --           --           --          --          --
Net asset value, offering and redemption price per share..... $        --  $        --  $        -- $        -- $        --
                                                              ===========  ===========  =========== =========== ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2008 -- (continued)

                                                                                               International
                                                                                                  Equity         Value
                                                                                                   Fund          Fund
                                                                                               ------------- ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*.............................. $ 70,810,186  $132,124,677
Short-term investment securities, at market value (unaffiliated)*.............................           --            --
Repurchase agreements (cost approximates market value)........................................    2,809,000     4,305,000
                                                                                               ------------  ------------
  Total investments...........................................................................   73,619,186   136,429,677
                                                                                               ------------  ------------
Cash..........................................................................................       70,735           528
Foreign cash*.................................................................................      491,463            --
Receivable for:
  Fund shares sold............................................................................       23,445        81,705
  Dividends and interest......................................................................      293,937       291,955
  Investments sold............................................................................    3,205,614     9,247,093
Prepaid expenses and other assets.............................................................        3,975        14,527
Due from investment adviser for expense reimbursements/fee waivers............................        4,665         4,797
                                                                                               ------------  ------------
Total assets..................................................................................   77,713,020   146,070,282
                                                                                               ------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed........................................................................      587,862       518,995
  Investments purchased.......................................................................    2,027,515     5,967,602
  Investment advisory and management fees.....................................................       68,219       121,164
  Distribution and service maintenance fees...................................................       37,628        54,540
  Transfer agent fees and expenses............................................................       25,823        43,220
  Trustees' fees and expenses.................................................................       20,312        35,528
  Other accrued expenses......................................................................       98,143        76,692
                                                                                               ------------  ------------
Total liabilities.............................................................................    2,865,502     6,817,741
                                                                                               ------------  ------------
Net Assets.................................................................................... $ 74,847,518  $139,252,541
                                                                                               ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value................................................. $     61,817  $    110,200
Paid-in capital...............................................................................   94,328,696   166,102,604
                                                                                               ------------  ------------
                                                                                                 94,390,513   166,212,804
Accumulated undistributed net investment income (loss)........................................      (31,117)    1,540,237
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options
 contracts, securities sold short, and foreign exchange transactions..........................   (5,274,053)  (19,345,336)
Unrealized appreciation (depreciation) on investments.........................................  (14,234,345)   (9,155,164)
Unrealized foreign exchange gain (loss) on other assets and liabilities.......................       (3,480)           --
Accrued capital gains tax on unrealized appreciation (depreciation)...........................           --            --
                                                                                               ------------  ------------
  Net Assets.................................................................................. $ 74,847,518  $139,252,541
                                                                                               ============  ============
*Cost
  Long-term investment securities (unaffiliated).............................................. $ 85,044,531  $141,279,841
                                                                                               ============  ============
  Short-term investment securities (unaffiliated)............................................. $         --  $         --
                                                                                               ============  ============
  Foreign cash................................................................................ $    494,050  $         --
                                                                                               ============  ============

                                                                                                Disciplined  International
                                                                                                  Growth       Small-Cap
                                                                                                   Fund          Fund
                                                                                               ------------  -------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*.............................. $ 34,462,587   $18,946,489
Short-term investment securities, at market value (unaffiliated)*.............................           --       340,000
Repurchase agreements (cost approximates market value)........................................      998,000            --
                                                                                               ------------   -----------
  Total investments...........................................................................   35,460,587    19,286,489
                                                                                               ------------   -----------
Cash..........................................................................................    1,184,585           534
Foreign cash*.................................................................................       54,121       196,754
Receivable for:
  Fund shares sold............................................................................       41,820           621
  Dividends and interest......................................................................       13,556        62,575
  Investments sold............................................................................   11,969,856     1,006,726
Prepaid expenses and other assets.............................................................       47,581         2,066
Due from investment adviser for expense reimbursements/fee waivers............................          391        10,733
                                                                                               ------------   -----------
Total assets..................................................................................   48,772,497    20,566,498
                                                                                               ------------   -----------
LIABILITIES:
Payable for:
  Fund shares redeemed........................................................................      744,541        29,484
  Investments purchased.......................................................................    7,702,739       777,363
  Investment advisory and management fees.....................................................       32,127        20,439
  Distribution and service maintenance fees...................................................       25,395         7,932
  Transfer agent fees and expenses............................................................       11,563         3,169
  Trustees' fees and expenses.................................................................       12,012           836
  Other accrued expenses......................................................................       55,625        65,704
                                                                                               ------------   -----------
Total liabilities.............................................................................    8,584,002       904,927
                                                                                               ------------   -----------
Net Assets.................................................................................... $ 40,188,495   $19,661,571
                                                                                               ============   ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value................................................. $     37,266   $    23,632
Paid-in capital...............................................................................   75,800,356    29,646,948
                                                                                               ------------   -----------
                                                                                                 75,837,622    29,670,580
Accumulated undistributed net investment income (loss)........................................      (10,004)       (2,969)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options
 contracts, securities sold short, and foreign exchange transactions..........................  (33,813,824)   (4,477,441)
Unrealized appreciation (depreciation) on investments.........................................   (1,826,215)   (5,520,826)
Unrealized foreign exchange gain (loss) on other assets and liabilities.......................          916        (7,806)
Accrued capital gains tax on unrealized appreciation (depreciation)...........................           --            33
                                                                                               ------------   -----------
  Net Assets.................................................................................. $ 40,188,495   $19,661,571
                                                                                               ============   ===========
*Cost
  Long-term investment securities (unaffiliated).............................................. $ 36,288,802   $24,467,315
                                                                                               ============   ===========
  Short-term investment securities (unaffiliated)............................................. $         --   $   340,000
                                                                                               ============   ===========
  Foreign cash................................................................................ $     53,266   $   200,490
                                                                                               ============   ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2008 -- (continued)

                                                              International             Disciplined International
                                                                 Equity        Value      Growth      Small-Cap
                                                                  Fund         Fund        Fund         Fund
                                                              ------------- ----------- ----------- -------------
Class A (unlimited shares authorized):
Net assets...................................................  $46,383,992  $77,903,128 $19,949,267  $16,829,600
Shares of beneficial interest issued and outstanding.........    3,729,693    6,113,328   1,801,299    2,018,280
Net asset value and redemption price per share...............  $     12.44  $     12.74 $     11.07  $      8.34
Maximum sales charge (5.75% of offering price)...............         0.76         0.78        0.68         0.51
                                                               -----------  ----------- -----------  -----------
Maximum offering price to public.............................  $     13.20  $     13.52 $     11.75  $      8.85
                                                               ===========  =========== ===========  ===========
Class B (unlimited shares authorized):
Net assets...................................................  $ 9,278,586  $21,303,802 $ 3,820,396  $   632,890
Shares of beneficial interest issued and outstanding.........      811,393    1,788,484     363,677       77,063
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge).  $     11.44  $     11.91 $     10.50  $      8.21
                                                               ===========  =========== ===========  ===========
Class C (unlimited shares authorized):
Net assets...................................................  $14,221,063  $14,194,130 $16,418,832  $ 2,199,081
Shares of beneficial interest issued and outstanding.........    1,245,467    1,192,102   1,561,648      267,811
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge).  $     11.42  $     11.91 $     10.51  $      8.21
                                                               ===========  =========== ===========  ===========
Class I (unlimited shares authorized):
Net assets...................................................  $ 4,963,877  $    24,517 $        --  $        --
Shares of beneficial interest issued and outstanding.........      395,175        1,926          --           --
Net asset value, offering and redemption price per share.....  $     12.56  $     12.73 $        --  $        --
                                                               ===========  =========== ===========  ===========
Class Z (unlimited shares authorized):
Net assets...................................................  $        --  $25,826,964 $        --  $        --
Shares of beneficial interest issued and outstanding.........           --    1,924,180          --           --
Net asset value, offering and redemption price per share.....  $        --  $     13.42 $        --  $        --
                                                               ===========  =========== ===========  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the year ended September 30, 2008

                                                                                                Blue Chip      Growth
                                                                                                 Growth     Opportunities
                                                                                                  Fund          Fund
                                                                                              ------------  -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)................................................................... $    565,499  $    209,356
  Interest (unaffiliated)....................................................................       46,210       193,996
                                                                                              ------------  ------------
   Total investment income*..................................................................      611,709       403,352
                                                                                              ------------  ------------
EXPENSES:
  Investment advisory and management fees....................................................      471,577       340,144
  Distribution and service maintenance fees
   Class A...................................................................................      164,668       103,889
   Class B...................................................................................      113,225       100,057
   Class C...................................................................................       38,847        55,519
  Service fees Class I.......................................................................        1,554           281
  Transfer agent fees and expenses
   Class A...................................................................................      135,076        93,681
   Class B...................................................................................       38,550        33,745
   Class C...................................................................................       11,864        17,771
   Class I...................................................................................        1,741           563
  Registration fees
   Class A...................................................................................       13,571        12,676
   Class B...................................................................................        7,959         9,145
   Class C...................................................................................        9,325        10,478
   Class I...................................................................................        7,392         9,085
   Class Z...................................................................................           --            --
  Custodian and accounting fees..............................................................       41,591        69,253
  Reports to shareholders....................................................................       26,497        32,573
  Audit and tax fees.........................................................................       37,039        37,052
  Legal fees.................................................................................       16,274        12,216
  Trustees' fees and expenses................................................................        5,462         4,316
  Interest expense...........................................................................           --            --
  Other expenses.............................................................................       10,763         7,985
                                                                                              ------------  ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly.................................................    1,152,975       950,429
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4).........       (8,443)      (10,252)
   Custody credits earned on cash balances...................................................          (28)         (546)
   Fees paid indirectly (Note 5).............................................................       (5,629)      (85,021)
                                                                                              ------------  ------------
   Net expenses..............................................................................    1,138,875       854,610
                                                                                              ------------  ------------
Net investment income (loss).................................................................     (527,166)     (451,258)
                                                                                              ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**.....................................      308,634   (16,211,550)
Net realized foreign exchange gain (loss) on other assets and liabilities....................           --            --
Net realized gain (loss) on disposal of investments in violation of investments restrictions
 (Note 4)....................................................................................           19            --
                                                                                              ------------  ------------
Net realized gain (loss) on investments and foreign currencies...............................      308,653   (16,211,550)
                                                                                              ------------  ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)...............  (13,548,306)   (2,017,924)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities............           --            --
Change in unrealized appreciation (depreciation) on securities sold short....................           --            --
Change in accrued capital gains tax on unrealized appreciation (depreciation)................           --            --
                                                                                              ------------  ------------
Net unrealized gain (loss) on investments and foreign currencies.............................  (13,548,306)   (2,017,924)
                                                                                              ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies................  (13,239,653)  (18,229,474)
                                                                                              ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................. $(13,766,819) $(18,680,732)
                                                                                              ============  ============
--------
* Net of foreign withholding taxes on interest and dividends of.............................. $      1,227  $        139
                                                                                              ============  ============
** Net of foreign withholding taxes on capital gains of...................................... $         --  $         --
                                                                                              ============  ============

                                                                                                   New       Growth and
                                                                                                 Century       Income
                                                                                                  Fund          Fund
                                                                                              ------------  ------------
INVESTMENT INCOME:
  Dividends (unaffiliated)................................................................... $    389,549  $  2,255,216
  Interest (unaffiliated)....................................................................      258,371        84,865
                                                                                              ------------  ------------
   Total investment income*..................................................................      647,920     2,340,081
                                                                                              ------------  ------------
EXPENSES:
  Investment advisory and management fees....................................................      585,692       689,444
  Distribution and service maintenance fees
   Class A...................................................................................      233,238       202,769
   Class B...................................................................................       72,414       144,469
   Class C...................................................................................       42,115       192,412
  Service fees Class I.......................................................................           --           759
  Transfer agent fees and expenses
   Class A...................................................................................      188,641       161,799
   Class B...................................................................................       24,837        43,457
   Class C...................................................................................       15,167        52,878
   Class I...................................................................................           --         1,443
  Registration fees
   Class A...................................................................................       14,275        13,334
   Class B...................................................................................       10,165         8,151
   Class C...................................................................................        8,751         9,725
   Class I...................................................................................           --         9,173
   Class Z...................................................................................           --            --
  Custodian and accounting fees..............................................................       55,417        47,470
  Reports to shareholders....................................................................       37,234        35,080
  Audit and tax fees.........................................................................       38,040        37,960
  Legal fees.................................................................................       21,371        21,780
  Trustees' fees and expenses................................................................        8,177         7,924
  Interest expense...........................................................................           --           130
  Other expenses.............................................................................       16,892        14,893
                                                                                              ------------  ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly.................................................    1,372,426     1,695,050
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4).........      (17,639)      (10,198)
   Custody credits earned on cash balances...................................................       (4,688)          (35)
   Fees paid indirectly (Note 5).............................................................     (106,303)      (32,244)
                                                                                              ------------  ------------
   Net expenses..............................................................................    1,243,796     1,652,573
                                                                                              ------------  ------------
Net investment income (loss).................................................................     (595,876)      687,508
                                                                                              ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**.....................................  (38,250,023)   (6,333,715)
Net realized foreign exchange gain (loss) on other assets and liabilities....................           --            --
Net realized gain (loss) on disposal of investments in violation of investments restrictions
 (Note 4)....................................................................................           --            --
                                                                                              ------------  ------------
Net realized gain (loss) on investments and foreign currencies...............................  (38,250,023)   (6,333,715)
                                                                                              ------------  ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)...............   (2,122,695)  (17,055,222)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities............           --            --
Change in unrealized appreciation (depreciation) on securities sold short....................           --            --
Change in accrued capital gains tax on unrealized appreciation (depreciation)................           --            --
                                                                                              ------------  ------------
Net unrealized gain (loss) on investments and foreign currencies.............................   (2,122,695)  (17,055,222)
                                                                                              ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies................  (40,372,718)  (23,388,937)
                                                                                              ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................. $(40,968,594) $(22,701,429)
                                                                                              ============  ============
--------
* Net of foreign withholding taxes on interest and dividends of.............................. $        250  $     (4,409)
                                                                                              ============  ============
** Net of foreign withholding taxes on capital gains of...................................... $         --  $         --
                                                                                              ============  ============

                                                                                                Balanced
                                                                                                 Assets
                                                                                                  Fund
                                                                                              ------------
INVESTMENT INCOME:
  Dividends (unaffiliated)................................................................... $  1,591,549
  Interest (unaffiliated)....................................................................    2,818,603
                                                                                              ------------
   Total investment income*..................................................................    4,410,152
                                                                                              ------------
EXPENSES:
  Investment advisory and management fees....................................................    1,000,910
  Distribution and service maintenance fees
   Class A...................................................................................      381,835
   Class B...................................................................................      119,860
   Class C...................................................................................      117,638
  Service fees Class I.......................................................................        1,523
  Transfer agent fees and expenses
   Class A...................................................................................      317,791
   Class B...................................................................................       37,144
   Class C...................................................................................       31,390
   Class I...................................................................................        1,515
  Registration fees
   Class A...................................................................................       14,960
   Class B...................................................................................        7,992
   Class C...................................................................................        9,698
   Class I...................................................................................        9,190
   Class Z...................................................................................           --
  Custodian and accounting fees..............................................................      124,559
  Reports to shareholders....................................................................       49,716
  Audit and tax fees.........................................................................       41,115
  Legal fees.................................................................................       23,933
  Trustees' fees and expenses................................................................       11,677
  Interest expense...........................................................................          427
  Other expenses.............................................................................       20,500
                                                                                              ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly.................................................    2,323,373
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4).........      (34,384)
   Custody credits earned on cash balances...................................................         (758)
   Fees paid indirectly (Note 5).............................................................      (16,487)
                                                                                              ------------
   Net expenses..............................................................................    2,271,744
                                                                                              ------------
Net investment income (loss).................................................................    2,138,408
                                                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**.....................................   (5,243,564)
Net realized foreign exchange gain (loss) on other assets and liabilities....................           --
Net realized gain (loss) on disposal of investments in violation of investments restrictions
 (Note 4)....................................................................................           12
                                                                                              ------------
Net realized gain (loss) on investments and foreign currencies...............................   (5,243,552)
                                                                                              ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)...............  (20,160,308)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities............           --
Change in unrealized appreciation (depreciation) on securities sold short....................       (6,456)
Change in accrued capital gains tax on unrealized appreciation (depreciation)................           --
                                                                                              ------------
Net unrealized gain (loss) on investments and foreign currencies.............................  (20,166,764)
                                                                                              ------------
Net realized and unrealized gain (loss) on investments and foreign currencies................  (25,410,316)
                                                                                              ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................. $(23,271,908)
                                                                                              ============
--------
* Net of foreign withholding taxes on interest and dividends of.............................. $     (1,190)
                                                                                              ============
** Net of foreign withholding taxes on capital gains of...................................... $         --
                                                                                              ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the year ended September 30, 2008 -- (continued)

                                                                                              International
                                                                                                 Equity         Value
                                                                                                  Fund          Fund
                                                                                              ------------- ------------
INVESTMENT INCOME:
  Dividends (unaffiliated)................................................................... $  3,235,254  $  4,897,841
  Interest (unaffiliated)....................................................................       19,469       204,634
                                                                                              ------------  ------------
   Total investment income*..................................................................    3,254,723     5,102,475
                                                                                              ------------  ------------
EXPENSES:
  Investment advisory and management fees....................................................    1,137,864     1,782,717
  Distribution and service maintenance fees
   Class A...................................................................................      233,932       349,432
   Class B...................................................................................      164,766       291,895
   Class C...................................................................................      234,793       190,593
  Service fees Class I.......................................................................       17,485            73
  Transfer agent fees and expenses
   Class A...................................................................................      176,792       254,349
   Class B...................................................................................       46,949        79,830
   Class C...................................................................................       61,466        48,564
   Class I...................................................................................       15,893            65
  Registration fees
   Class A...................................................................................       16,879        14,758
   Class B...................................................................................       10,730         9,358
   Class C...................................................................................        8,633         8,599
   Class I...................................................................................       10,507         4,965
   Class Z...................................................................................           --        11,011
  Custodian and accounting fees..............................................................      165,974        70,585
  Reports to shareholders....................................................................       31,543        44,530
  Audit and tax fees.........................................................................       46,509        37,944
  Legal fees.................................................................................       22,375        26,778
  Trustees' fees and expenses................................................................       11,347        17,103
  Interest expense...........................................................................          719            --
  Other expenses.............................................................................       18,993        16,256
                                                                                              ------------  ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly.................................................    2,434,149     3,259,405
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4).........      (17,098)     (211,663)
   Custody credits earned on cash balances...................................................       (2,455)         (215)
   Fees paid indirectly (Note 5).............................................................       (1,910)      (57,737)
                                                                                              ------------  ------------
   Net expenses..............................................................................    2,412,686     2,989,790
                                                                                              ------------  ------------
Net investment income (loss).................................................................      842,037     2,112,685
                                                                                              ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**.....................................   (1,483,662)  (15,674,539)
Net realized foreign exchange gain (loss) on other assets and liabilities....................       67,437            --
Net realized gain (loss) on disposal of investments in violation of investments restrictions
 (Note 4)....................................................................................           --            --
                                                                                              ------------  ------------
Net realized gain (loss) on investments and foreign currencies...............................   (1,416,225)  (15,674,539)
                                                                                              ------------  ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)...............  (37,539,385)  (30,590,663)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities............        1,961            --
Change in unrealized appreciation (depreciation) on securities sold short....................           --            --
Change in accrued capital gains tax on unrealized appreciation (depreciation)................           --            --
                                                                                              ------------  ------------
Net unrealized gain (loss) on investments and foreign currencies.............................  (37,537,424)  (30,590,663)
                                                                                              ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies................  (38,953,649)  (46,265,202)
                                                                                              ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................. $(38,111,612) $(44,152,517)
                                                                                              ============  ============
--------
* Net of foreign withholding taxes on interest and dividends of.............................. $    255,655  $     (8,816)
                                                                                              ============  ============
** Net of foreign withholding taxes on capital gains of...................................... $          6  $         --
                                                                                              ============  ============

                                                                                               Disciplined  International
                                                                                                 Growth       Small-Cap
                                                                                                  Fund          Fund
                                                                                              ------------  -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)................................................................... $    652,911  $    550,343
  Interest (unaffiliated)....................................................................       72,778         8,783
                                                                                              ------------  ------------
   Total investment income*..................................................................      725,689       559,126
                                                                                              ------------  ------------
EXPENSES:
  Investment advisory and management fees....................................................      537,828       347,943
  Distribution and service maintenance fees
   Class A...................................................................................      103,383        88,267
   Class B...................................................................................       51,536        10,295
   Class C...................................................................................      285,822        40,073
  Service fees Class I.......................................................................           --            --
  Transfer agent fees and expenses
   Class A...................................................................................       73,544        57,512
   Class B...................................................................................       14,472         3,947
   Class C...................................................................................       69,355        10,992
   Class I...................................................................................           --            --
  Registration fees
   Class A...................................................................................       11,864         9,955
   Class B...................................................................................        7,668         9,021
   Class C...................................................................................        9,729         9,318
   Class I...................................................................................           --            --
   Class Z...................................................................................           --            --
  Custodian and accounting fees..............................................................       49,231       116,751
  Reports to shareholders....................................................................          994         3,758
  Audit and tax fees.........................................................................       37,943        47,378
  Legal fees.................................................................................       25,851        12,246
  Trustees' fees and expenses................................................................        6,141         2,643
  Interest expense...........................................................................        7,443         1,155
  Other expenses.............................................................................       11,771        19,695
                                                                                              ------------  ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly.................................................    1,304,575       790,949
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4).........     (162,465)     (183,293)
   Custody credits earned on cash balances...................................................       (5,356)          (55)
   Fees paid indirectly (Note 5).............................................................      (44,763)           --
                                                                                              ------------  ------------
   Net expenses..............................................................................    1,091,991       607,601
                                                                                              ------------  ------------
Net investment income (loss).................................................................     (366,302)      (48,475)
                                                                                              ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**.....................................  (15,011,532)   (4,009,264)
Net realized foreign exchange gain (loss) on other assets and liabilities....................           26         5,331
Net realized gain (loss) on disposal of investments in violation of investments restrictions
 (Note 4)....................................................................................           --            --
                                                                                              ------------  ------------
Net realized gain (loss) on investments and foreign currencies...............................  (15,011,506)   (4,003,933)
                                                                                              ------------  ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)...............  (10,519,309)  (10,005,040)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities............       (1,765)      (15,660)
Change in unrealized appreciation (depreciation) on securities sold short....................           --            --
Change in accrued capital gains tax on unrealized appreciation (depreciation)................           --            33
                                                                                              ------------  ------------
Net unrealized gain (loss) on investments and foreign currencies.............................  (10,521,074)  (10,020,667)
                                                                                              ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies................  (25,532,580)  (14,024,600)
                                                                                              ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................. $(25,898,882) $(14,073,075)
                                                                                              ============  ============
--------
* Net of foreign withholding taxes on interest and dividends of.............................. $      6,982  $     51,043
                                                                                              ============  ============
** Net of foreign withholding taxes on capital gains of...................................... $         --  $         33
                                                                                              ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                             Blue Chip Growth Fund     Growth Opportunities Fund
                                                          --------------------------  --------------------------
                                                          For the year  For the year  For the year  For the year
                                                              ended         ended         ended         ended
                                                          September 30, September 30, September 30, September 30,
                                                              2008          2007          2008          2007
                                                          ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)........................... $   (527,166) $   (428,681) $   (451,258) $   (729,282)
  Net realized gain (loss) on investments and foreign
   currencies............................................      308,653     4,257,622   (16,211,550)   11,409,851
  Net unrealized gain (loss) on investments and foreign
   currencies............................................  (13,548,306)    8,515,725    (2,017,924)   (1,842,299)
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..............................................  (13,766,819)   12,344,666   (18,680,732)    8,838,270
                                                          ------------  ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A)........................           --            --            --            --
  Net investment income (Class B)........................           --            --            --            --
  Net investment income (Class C)........................           --            --            --            --
  Net investment income (Class I)........................           --            --            --            --
  Net investment income (Class Z)........................           --            --            --            --
  Net realized gain on securities (Class A)..............           --            --            --            --
  Net realized gain on securities (Class B)..............           --            --            --            --
  Net realized gain on securities (Class C)..............           --            --            --            --
  Net realized gain on securities (Class I)..............           --            --            --            --
  Net realized gain on securities (Class Z)..............           --            --            --            --
  Return of capital (Class A)............................           --            --            --            --
  Return of capital (Class B)............................           --            --            --            --
  Return of capital (Class C)............................           --            --            --            --
  Return of capital (Class I)............................           --            --            --            --
  Return of capital (Class Z)............................           --            --            --            --
                                                          ------------  ------------  ------------  ------------
Total distributions to shareholders......................           --            --            --            --
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 8).....................   (7,226,436)  (13,625,270)  (12,400,973)  (14,171,956)
                                                          ------------  ------------  ------------  ------------
Total increase (decrease) in net assets..................  (20,993,255)   (1,280,604)  (31,081,705)   (5,333,686)

NET ASSETS:
Beginning of period......................................   70,907,407    72,188,011    63,250,795    68,584,481
                                                          ------------  ------------  ------------  ------------
End of period +.......................................... $ 49,914,152  $ 70,907,407  $ 32,169,090  $ 63,250,795
                                                          ============  ============  ============  ============
--------
+ Includes accumulated undistributed net investment
 income (loss)........................................... $    (27,741) $    (28,338) $    (24,529) $     24,866
                                                          ============  ============  ============  ============

                                                               New Century Fund
                                                          --------------------------
                                                          For the year  For the year
                                                              ended         ended
                                                          September 30, September 30,
                                                              2008          2007
                                                          ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)........................... $   (595,876) $   (294,293)
  Net realized gain (loss) on investments and foreign
   currencies............................................  (38,250,023)   18,717,708
  Net unrealized gain (loss) on investments and foreign
   currencies............................................   (2,122,695)   (1,684,002)
                                                          ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..............................................  (40,968,594)   16,739,413
                                                          ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A)........................           --            --
  Net investment income (Class B)........................           --            --
  Net investment income (Class C)........................           --            --
  Net investment income (Class I)........................                         --
  Net investment income (Class Z)........................           --            --
  Net realized gain on securities (Class A)..............           --            --
  Net realized gain on securities (Class B)..............           --            --
  Net realized gain on securities (Class C)..............           --            --
  Net realized gain on securities (Class I)..............                         --
  Net realized gain on securities (Class Z)..............           --            --
  Return of capital (Class A)............................           --            --
  Return of capital (Class B)............................           --            --
  Return of capital (Class C)............................           --            --
  Return of capital (Class I)............................           --            --
  Return of capital (Class Z)............................           --            --
                                                          ------------  ------------
Total distributions to shareholders......................           --            --
                                                          ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 8).....................  (16,250,879)    3,329,307
                                                          ------------  ------------
Total increase (decrease) in net assets..................  (57,219,473)   20,068,720

NET ASSETS:
Beginning of period......................................  105,034,183    84,965,463
                                                          ------------  ------------
End of period +.......................................... $ 47,814,710  $105,034,183
                                                          ============  ============
--------
+ Includes accumulated undistributed net investment
 income (loss)........................................... $    (47,437) $    (49,536)
                                                          ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                            Growth and Income Fund       Balanced Assets Fund
                                                          --------------------------  --------------------------
                                                          For the year  For the year  For the year  For the year
                                                              ended         ended         ended         ended
                                                          September 30, September 30, September 30, September 30,
                                                              2008          2007          2008          2007
                                                          ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)........................... $    687,508  $    242,350  $  2,138,408  $  2,415,467
  Net realized gain (loss) on investments and foreign
   currencies............................................   (6,333,715)   15,197,922    (5,243,552)   10,008,735
  Net unrealized gain (loss) on investments and foreign
   currencies............................................  (17,055,222)    3,277,428   (20,166,764)    6,132,057
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..............................................  (22,701,429)   18,717,700   (23,271,908)   18,556,259
                                                          ------------  ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A)........................     (240,971)           --    (1,944,922)   (1,990,178)
  Net investment income (Class B)........................           --            --      (127,852)     (133,492)
  Net investment income (Class C)........................           --            --      (126,190)     (113,780)
  Net investment income (Class I)........................       (1,451)           --       (12,607)      (13,500)
  Net investment income (Class Z)........................           --            --            --            --
  Net realized gain on securities (Class A)..............           --            --            --            --
  Net realized gain on securities (Class B)..............           --            --            --            --
  Net realized gain on securities (Class C)..............           --            --            --            --
  Net realized gain on securities (Class I)..............           --            --            --            --
  Net realized gain on securities (Class Z)..............           --            --            --            --
  Return of capital (Class A)............................           --            --            --            --
  Return of capital (Class B)............................           --            --            --            --
  Return of capital (Class C)............................           --            --            --            --
  Return of capital (Class I)............................           --            --            --            --
  Return of capital (Class Z)............................           --            --            --            --
                                                          ------------  ------------  ------------  ------------
Total distributions to shareholders......................     (242,422)           --    (2,211,571)   (2,250,950)
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 8).....................  (14,928,379)  (24,101,118)  (17,362,771)  (26,486,903)
                                                          ------------  ------------  ------------  ------------
Total increase (decrease) in net assets..................  (37,872,230)   (5,383,418)  (42,846,250)  (10,181,594)

NET ASSETS:
Beginning of period......................................  110,698,272   116,081,690   153,513,055   163,694,649
                                                          ------------  ------------  ------------  ------------
End of period +.......................................... $ 72,826,042  $110,698,272  $110,666,805  $153,513,055
                                                          ============  ============  ============  ============
--------
+ Includes accumulated undistributed net investment
 income (loss)........................................... $    649,285  $    204,199  $    241,557  $    236,935
                                                          ============  ============  ============  ============

                                                           International Equity Fund
                                                          --------------------------
                                                          For the year  For the year
                                                              ended         ended
                                                          September 30, September 30,
                                                              2008          2007
                                                          ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)........................... $    842,037  $   (141,323)
  Net realized gain (loss) on investments and foreign
   currencies............................................   (1,416,225)   13,471,646
  Net unrealized gain (loss) on investments and foreign
   currencies............................................  (37,537,424)   13,664,189
                                                          ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..............................................  (38,111,612)   26,994,512
                                                          ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A)........................           --            --
  Net investment income (Class B)........................           --            --
  Net investment income (Class C)........................           --            --
  Net investment income (Class I)........................           --            --
  Net investment income (Class Z)........................           --            --
  Net realized gain on securities (Class A)..............   (6,405,167)           --
  Net realized gain on securities (Class B)..............   (1,777,695)           --
  Net realized gain on securities (Class C)..............   (2,438,019)           --
  Net realized gain on securities (Class I)..............     (706,303)           --
  Net realized gain on securities (Class Z)..............           --            --
  Return of capital (Class A)............................           --            --
  Return of capital (Class B)............................           --            --
  Return of capital (Class C)............................           --            --
  Return of capital (Class I)............................           --            --
  Return of capital (Class Z)............................           --            --
                                                          ------------  ------------
Total distributions to shareholders......................  (11,327,184)           --
                                                          ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 8).....................   (6,309,775)  (10,955,655)
                                                          ------------  ------------
Total increase (decrease) in net assets..................  (55,748,571)   16,038,857

NET ASSETS:
Beginning of period......................................  130,596,089   114,557,232
                                                          ------------  ------------
End of period +.......................................... $ 74,847,518  $130,596,089
                                                          ============  ============
--------
+ Includes accumulated undistributed net investment
 income (loss)........................................... $    (31,117) $   (125,271)
                                                          ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                  Value Fund            Disciplined Growth Fund
                                                          --------------------------  --------------------------
                                                          For the year  For the year  For the year  For the year
                                                              ended         ended         ended         ended
                                                          September 30, September 30, September 30, September 30,
                                                              2008          2007          2008          2007
                                                          ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)........................... $  2,112,685  $  1,902,699  $   (366,302) $   (359,066)
  Net realized gain (loss) on investments and foreign
   currencies............................................  (15,674,539)   30,254,544   (15,011,506)   10,478,279
  Net unrealized gain (loss) on investments and foreign
   currencies............................................  (30,590,663)    1,556,544   (10,521,074)    5,722,460
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..............................................  (44,152,517)   33,713,787   (25,898,882)   15,841,673
                                                          ------------  ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A)........................   (1,348,358)   (1,037,323)           --            --
  Net investment income (Class B)........................     (210,886)     (138,581)           --            --
  Net investment income (Class C)........................     (136,301)     (102,287)           --            --
  Net investment income (Class I)........................         (425)         (285)           --            --
  Net investment income (Class Z)........................     (468,654)     (294,735)           --            --
  Net realized gain on securities (Class A)..............  (17,163,009)  (13,182,325)           --            --
  Net realized gain on securities (Class B)..............   (5,445,543)   (5,278,693)           --            --
  Net realized gain on securities (Class C)..............   (3,519,589)   (3,896,204)           --            --
  Net realized gain on securities (Class I)..............       (4,981)       (3,186)           --            --
  Net realized gain on securities (Class Z)..............   (4,579,895)   (2,693,654)           --            --
  Return of capital (Class A)............................           --            --            --            --
  Return of capital (Class B)............................           --            --            --            --
  Return of capital (Class C)............................           --            --            --            --
  Return of capital (Class I)............................           --            --            --            --
  Return of capital (Class Z)............................           --            --            --            --
                                                          ------------  ------------  ------------  ------------
Total distributions to shareholders......................  (32,877,641)  (26,627,273)           --            --
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 8).....................  (10,609,320)   (5,899,264)    5,710,433   (14,243,867)
                                                          ------------  ------------  ------------  ------------
Total increase (decrease) in net assets..................  (87,639,478)    1,187,250   (20,188,449)    1,597,806

NET ASSETS:
Beginning of period......................................  226,892,019   225,704,769    60,376,944    58,779,138
                                                          ------------  ------------  ------------  ------------
End of period +.......................................... $139,252,541  $226,892,019  $ 40,188,495  $ 60,376,944
                                                          ============  ============  ============  ============
--------
+ Includes accumulated undistributed net investment
 income (loss)........................................... $  1,540,237  $  1,613,189  $    (10,004) $     (9,070)
                                                          ============  ============  ============  ============

                                                          International Small-Cap Fund
                                                          --------------------------
                                                          For the year   For the year
                                                              ended          ended
                                                          September 30,  September 30,
                                                              2008           2007
                                                          -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)........................... $    (48,475)   $  (126,780)
  Net realized gain (loss) on investments and foreign
   currencies............................................   (4,003,933)     1,240,543
  Net unrealized gain (loss) on investments and foreign
   currencies............................................  (10,020,667)     5,861,549
                                                          ------------    -----------
Net increase (decrease) in net assets resulting from
 operations..............................................  (14,073,075)     6,975,312
                                                          ------------    -----------
Distributions to shareholders from:
  Net investment income (Class A)........................           --             --
  Net investment income (Class B)........................           --             --
  Net investment income (Class C)........................           --             --
  Net investment income (Class I)........................           --             --
  Net investment income (Class Z)........................           --             --
  Net realized gain on securities (Class A)..............     (273,789)            --
  Net realized gain on securities (Class B)..............      (11,114)            --
  Net realized gain on securities (Class C)..............      (49,279)            --
  Net realized gain on securities (Class I)..............           --             --
  Net realized gain on securities (Class Z)..............           --             --
  Return of capital (Class A)............................      (32,125)            --
  Return of capital (Class B)............................       (1,304)            --
  Return of capital (Class C)............................       (5,782)            --
  Return of capital (Class I)............................           --             --
  Return of capital (Class Z)............................           --             --
                                                          ------------    -----------
Total distributions to shareholders......................     (373,393)            --
                                                          ------------    -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 8).....................   (3,274,935)     4,903,738
                                                          ------------    -----------
Total increase (decrease) in net assets..................  (17,721,403)    11,879,050

NET ASSETS:
Beginning of period......................................   37,382,974     25,503,924
                                                          ------------    -----------
End of period +.......................................... $ 19,661,571    $37,382,974
                                                          ============    ===========
--------
+ Includes accumulated undistributed net investment
 income (loss)........................................... $     (2,969)   $      (250)
                                                          ============    ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                                 BLUE CHIP GROWTH FUND
                                                                 ---------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net                 Net
               Asset      Net        (both               Dividends  butions         Asset              Assets   Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value              end of   expenses
             beginning   income       and     investment investment capital distri- end of   Total     period  to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   ------- ----------
                                                                        Class A
-
  09/30/04    $13.12     $(0.08)    $ 1.05      $ 0.97      $--       $--     $--   $14.09    7.39%    $62,316    1.60%
  09/30/05     14.09      (0.01)      1.13        1.12       --        --      --    15.21    7.95      56,755    1.59
  09/30/06     15.21      (0.07)      0.55        0.48       --        --      --    15.69    3.16      49,539    1.55(3)(4)
  09/30/07     15.69      (0.07)      3.12        3.05       --        --      --    18.74   19.44      51,961    1.60(3)(4)
  09/30/08     18.74      (0.11)     (3.72)      (3.83)      --        --      --    14.91  (20.44)(5)  38,927    1.64(4)
                                                                        Class B
-
  09/30/04    $11.90     $(0.16)    $ 0.96      $ 0.80      $--       $--     $--   $12.70    6.72%    $27,946    2.26%
  09/30/05     12.70      (0.11)      1.02        0.91       --        --      --    13.61    7.17      22,558    2.32
  09/30/06     13.61      (0.17)      0.50        0.33       --        --      --    13.94    2.42      17,479    2.29(3)(4)
  09/30/07     13.94      (0.17)      2.75        2.58       --        --      --    16.52   18.51      14,314    2.36(3)(4)
  09/30/08     16.52      (0.22)     (3.25)      (3.47)      --        --      --    13.05  (21.00)(5)   7,525    2.38(4)
                                                                       Class C+
-
  09/30/04    $11.87     $(0.18)    $ 0.96      $ 0.78      $--       $--     $--   $12.65    6.57%    $ 6,458    2.37%
  09/30/05     12.65      (0.13)      1.01        0.88       --        --      --    13.53    6.96       5,278    2.49
  09/30/06     13.53      (0.17)      0.50        0.33       --        --      --    13.86    2.44       4,528    2.30(3)(4)
  09/30/07     13.86      (0.20)      2.73        2.53       --        --      --    16.39   18.25       3,959    2.55(3)(4)
  09/30/08     16.39      (0.23)     (3.23)      (3.46)      --        --      --    12.93  (21.11)(5)   2,939    2.51(4)
                                                                        Class I
-
  09/30/04    $13.16     $(0.04)    $ 1.05      $ 1.01      $--       $--     $--   $14.17    7.67%    $ 2,164    1.33%(3)
  09/30/05     14.17       0.03       1.14        1.17       --        --      --    15.34    8.26       1,454    1.33(3)
  09/30/06     15.34      (0.04)      0.57        0.53       --        --      --    15.87    3.45         642    1.28(3)(4)
  09/30/07     15.87      (0.02)      3.16        3.14       --        --      --    19.01   19.79         673    1.32(3)(4)
  09/30/08     19.01      (0.06)     (3.79)      (3.85)      --        --      --    15.16  (20.25)(5)     524    1.33(3)(4)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
 net assets      Turnover
-------------    ---------


    (0.59)%         145%
    (0.09)          120
    (0.45)(3)(4)    154
    (0.40)(3)(4)     72
    (0.66)(4)        49


    (1.25)%         145%
    (0.80)          120
    (1.20)(3)(4)    154
    (1.14)(3)(4)     72
    (1.41)(4)        49


    (1.37)%         145%
    (0.98)          120
    (1.21)(3)(4)    154
    (1.35)(3)(4)     72
    (1.54)(4)        49


    (0.26)%(3)      145%
     0.22(3)        120
    (0.22)(3)(4)    154
    (0.11)(3)(4)     72
    (0.36)(3)(4)     49

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets):

                                         09/30/04 09/30/05 09/30/06 09/30/07 09/30/08
                                         -------- -------- -------- -------- --------
Blue Chip Growth Class A................    -- %     -- %    0.05%    0.01%     -- %
Blue Chip Growth Class B................     --       --     0.05     0.02       --
Blue Chip Growth Class C+...............     --       --     0.05     0.02       --
Blue Chip Growth Class I................   0.13     0.49     1.15     1.92     1.36

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                               09/30/06 09/30/07 09/30/08
                                               -------- -------- --------
      Blue Chip Growth Class A................   0.01%    0.01%    0.01%
      Blue Chip Growth Class B................   0.01     0.01     0.01
      Blue Chip Growth Class C+...............   0.01     0.01     0.01
      Blue Chip Growth Class I................   0.01     0.01     0.01

(5)The Fund's performance was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions. (See Note 4)
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                               GROWTH OPPORTUNITIES FUND
                                                               -------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net                  Net
               Asset      Net        (both               Dividends  butions         Asset               Assets   Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value               end of   expenses
             beginning   income       and     investment investment capital distri- end of    Total     period  to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period  Return(2)   (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------    ------- ----------
                                                                        Class A
-
  09/30/04    $13.74     $(0.16)    $ 0.07      $(0.09)     $--       $--     $--   $13.65   (0.66)%(3) $49,918    1.58%
  09/30/05     13.65      (0.17)      2.79        2.62       --        --      --    16.27   19.19       44,641    1.65
  09/30/06     16.27      (0.12)      0.89        0.77       --        --      --    17.04    4.73       37,382    1.59(4)(5)
  09/30/07     17.04      (0.14)      2.41        2.27       --        --      --    19.31   13.32       39,646    1.62(4)(5)
  09/30/08     19.31      (0.12)     (6.37)      (6.49)      --        --      --    12.82  (33.61)      21,705    1.82(4)(5)
                                                                        Class B
-
  09/30/04    $12.44     $(0.24)    $ 0.07      $(0.17)     $--       $--     $--   $12.27   (1.37)%(3) $31,429    2.27%
  09/30/05     12.27      (0.25)      2.50        2.25       --        --      --    14.52   18.34       27,673    2.32
  09/30/06     14.52      (0.21)      0.79        0.58       --        --      --    15.10    3.99       21,500    2.30(4)(5)
  09/30/07     15.10      (0.25)      2.15        1.90       --        --      --    17.00   12.58       15,229    2.31(4)(5)
  09/30/08     17.00      (0.21)     (5.59)      (5.80)      --        --      --    11.20  (34.12)       6,405    2.53(4)(5)
                                                                        Class C+
-
  09/30/04    $12.43     $(0.24)    $ 0.06      $(0.18)     $--       $--     $--   $12.25   (1.45)%(3) $14,599    2.29%
  09/30/05     12.25      (0.26)      2.51        2.25       --        --      --    14.50   18.37       12,089    2.39
  09/30/06     14.50      (0.21)      0.79        0.58       --        --      --    15.08    4.00        9,281    2.28(4)(5)
  09/30/07     15.08      (0.26)      2.14        1.88       --        --      --    16.96   12.47        8,230    2.38(4)(5)
  09/30/08     16.96      (0.22)     (5.57)      (5.79)      --        --      --    11.17  (34.14)       3,977    2.62(4)(5)
                                                                        Class I
-
  09/30/04    $13.80     $(0.13)    $ 0.08      $(0.05)     $--       $--     $--   $13.75   (0.36)%(3) $ 3,493    1.33%(4)
  09/30/05     13.75      (0.13)      2.82        2.69       --        --      --    16.44   19.56        1,759    1.33(4)
  09/30/06     16.44      (0.06)      0.88        0.82       --        --      --    17.26    4.99          422    1.28(4)(5)
  09/30/07     17.26      (0.06)      2.42        2.36       --        --      --    19.62   13.67          145    1.32(4)(5)
  09/30/08     19.62      (0.04)     (6.48)      (6.52)      --        --      --    13.10  (33.23)          82    1.33(4)(5)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
 net assets      Turnover
-------------    ---------


    (1.09)%         170%
    (1.15)           86
    (0.76)(4)(5)    278
    (0.79)(4)(5)    321
    (0.93)(4)(5)    510


    (1.78)%         170%
    (1.82)           86
    (1.46)(4)(5)    278
    (1.48)(4)(5)    321
    (1.64)(4)(5)    510


    (1.80)%         170%
    (1.89)           86
    (1.44)(4)(5)    278
    (1.56)(4)(5)    321
    (1.73)(4)(5)    510


    (0.85)%(4)      170%
    (0.85)(4)        86
    (0.35)(4)(5)    278
    (0.34)(4)(5)    321
    (0.44)(4)(5)    510

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)The Fund's total return increased from a gain realized on the disposal of investments in violation of investment restrictions on Class A 0.07%, Class B 0.10%, Class C 0.10% and Class I 0.08%.
(4)Net of the following expense reimbursements/fee waivers (based on average net assets):

                                         09/30/04 09/30/05 09/30/06 09/30/07 09/30/08
                                         -------- -------- -------- -------- --------
Growth Opportunities Class A............    -- %     -- %    0.05%    0.00%    0.00%
Growth Opportunities Class B............     --       --     0.05     0.01     0.00
Growth Opportunities Class C+...........     --       --     0.05     0.01     0.00
Growth Opportunities Class I............   0.18     0.49     1.59     5.77     8.62

(5)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                               09/30/06 09/30/07 09/30/08
                                               -------- -------- --------
      Growth Opportunities Class A............   0.04%    0.05%    0.19%
      Growth Opportunities Class B............   0.04     0.05     0.19
      Growth Opportunities Class C+...........   0.04     0.05     0.19
      Growth Opportunities Class I............   0.03     0.05     0.19

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                     NEW CENTURY FUND
                                                                     ----------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                          Class A
-
  09/30/04    $13.44     $(0.17)    $ 1.50      $ 1.33      $--       $--     $--   $14.77    9.90%  $80,872    1.57%
  09/30/05     14.77      (0.15)      3.38        3.23       --        --      --    18.00   21.87    87,314    1.58
  09/30/06     18.00      (0.07)      0.67        0.60       --        --      --    18.60    3.33    75,682    1.55(4)
  09/30/07     18.60      (0.04)      3.53        3.49       --        --      --    22.09   18.76    88,535    1.55(4)
  09/30/08     22.09      (0.12)     (9.60)      (9.72)      --        --      --    12.37  (44.00)   41,425    1.62(3)(4)
                                                                          Class B
-
  09/30/04    $12.03     $(0.25)    $ 1.35      $ 1.10      $--       $--     $--   $13.13    9.14%  $11,415    2.29%
  09/30/05     13.13      (0.25)      3.00        2.75       --        --      --    15.88   20.94    10,344    2.32
  09/30/06     15.88      (0.19)      0.60        0.41       --        --      --    16.29    2.58     7,528    2.29(4)
  09/30/07     16.29      (0.18)      3.09        2.91       --        --      --    19.20   17.86    10,701    2.31(4)
  09/30/08     19.20      (0.24)     (8.30)      (8.54)      --        --      --    10.66  (44.48)    3,907    2.45(3)(4)
                                                                         Class C+
-
  09/30/04    $12.02     $(0.22)    $ 1.34      $ 1.12      $--       $--     $--   $13.14    9.32%  $ 2,180    2.10%(3)
  09/30/05     13.14      (0.22)      3.02        2.80       --        --      --    15.94   21.31     1,964    2.14(3)
  09/30/06     15.94      (0.16)      0.59        0.43       --        --      --    16.37    2.70     1,756    2.14(3)(4)
  09/30/07     16.37      (0.16)      3.11        2.95       --        --      --    19.32   18.02     5,798    2.14(3)(4)
  09/30/08     19.32      (0.19)     (8.37)      (8.56)      --        --      --    10.76  (44.31)    2,483    2.14(3)(4)(5)



     Ratio
    of net
  investment
 income (loss)
  to average        Portfolio
  net assets        Turnover
-------------       ---------


    (1.20)%            110%
    (0.89)              80
    (0.39)(4)          235
    (0.20)(4)          315
    (0.80)(3)(4)       659


    (1.91)%            110%
    (1.64)              80
    (1.14)(4)          235
    (1.00)(4)          315
    (1.61)(3)(4)       659


    (1.73)%(3)         110%
    (1.45)(3)           80
    (0.98)(3)(4)       235
    (0.88)(3)(4)       315
    (1.31)(3)(4)(5)    659

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (based on average net assets):

                                         09/30/04 09/30/05 09/30/06 09/30/07 09/30/08
                                         -------- -------- -------- -------- --------
New Century Class A.....................    -- %     -- %     -- %     -- %    0.00%
New Century Class B.....................     --       --       --       --     0.00
New Century Class C+....................   0.48     0.66     0.44     0.35     0.40

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                               09/30/06 09/30/07 09/30/08
                                               -------- -------- --------
      New Century Class A.....................   0.01%    0.02%    0.14%
      New Century Class B.....................   0.01     0.02     0.14
      New Century Class C+....................   0.01     0.03     0.14

(5)Net of custody credits of 0.01%.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                               GROWTH AND INCOME FUND
                                                               ----------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets   Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of   expenses
             beginning   income       and     investment investment capital distri- end of   Total   period  to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                       Class A
-
  09/30/04    $10.19     $ 0.00     $ 1.19      $ 1.19     $   --     $--   $   --  $11.38   11.68%  $69,069    1.50%
  09/30/05     11.38       0.10       1.03        1.13      (0.11)     --    (0.11)  12.40    9.89    65,666    1.55
  09/30/06     12.40       0.04       1.01        1.05      (0.02)     --    (0.02)  13.43    8.47    61,872    1.54(3)(4)
  09/30/07     13.43       0.07       2.38        2.45         --      --       --   15.88   18.24    66,963    1.52(3)(4)
  09/30/08     15.88       0.14      (3.65)      (3.51)     (0.06)     --    (0.06)  12.31  (22.19)   48,022    1.58(4)
                                                                       Class B
-
  09/30/04    $ 9.69     $(0.07)    $ 1.13      $ 1.06     $   --     $--   $   --  $10.75   10.94%  $54,199    2.17%
  09/30/05     10.75       0.02       0.97        0.99         --      --       --   11.74    9.21    41,120    2.20
  09/30/06     11.74      (0.05)      0.96        0.91         --      --       --   12.65    7.75    27,100    2.22(3)(4)
  09/30/07     12.65      (0.03)      2.23        2.20         --      --       --   14.85   17.39    19,562    2.21(3)(4)
  09/30/08     14.85       0.04      (3.41)      (3.37)        --      --       --   11.48  (22.69)    9,729    2.29(4)
                                                                      Class C+
-
  09/30/04    $ 9.67     $(0.07)    $ 1.13      $ 1.06     $   --     $--   $   --  $10.73   10.96%  $43,993    2.14%
  09/30/05     10.73       0.02       0.97        0.99         --      --       --   11.72    9.23    37,448    2.18
  09/30/06     11.72      (0.04)      0.95        0.91         --      --       --   12.63    7.76    26,821    2.19(3)(4)
  09/30/07     12.63      (0.02)      2.23        2.21         --      --       --   14.84   17.50    23,851    2.19(3)(4)
  09/30/08     14.84       0.04      (3.41)      (3.37)        --      --       --   11.47  (22.71)   14,816    2.25(4)
                                                                       Class I
-
  09/30/04    $10.21     $ 0.02     $ 1.18      $ 1.20     $   --     $--   $   --  $11.41   11.75%  $   769    1.32%(3)
  09/30/05     11.41       0.12       1.04        1.16      (0.14)     --    (0.14)  12.43   10.18       758    1.31(3)
  09/30/06     12.43       0.07       1.01        1.08      (0.04)     --    (0.04)  13.47    8.69       288    1.32(3)(4)
  09/30/07     13.47       0.11       2.38        2.49         --      --       --   15.96   18.49       323    1.31(3)(4)
  09/30/08     15.96       0.18      (3.68)      (3.50)     (0.07)     --    (0.07)  12.39  (22.02)      259    1.32(3)(4)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
 net assets      Turnover
-------------    ---------


     0.01%          139%
     0.78            79
     0.31(3)(4)     152
     0.49(3)(4)     164
     0.96(4)        251


    (0.67)%         139%
     0.16            79
    (0.39)(3)(4)    152
    (0.21)(3)(4)    164
     0.26(4)        251


    (0.64)%         139%
     0.17            79
    (0.36)(3)(4)    152
    (0.18)(3)(4)    164
     0.29(4)        251


     0.19%(3)       139%
     1.00(3)         79
     0.48(3)(4)     152
     0.70(3)(4)     164
     1.22(3)(4)     251

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets):

                                         09/30/04 09/30/05 09/30/06 09/30/07 09/30/08
                                         -------- -------- -------- -------- --------
Growth and Income Class A...............    -- %     -- %    0.00%    0.01%     -- %
Growth and Income Class B...............     --       --     0.00     0.01       --
Growth and Income Class C+..............     --       --     0.00     0.01       --
Growth and Income Class I...............   0.14     0.96     2.23     3.72     3.36

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                               09/30/06 09/30/07 09/30/08
                                               -------- -------- --------
      Growth and Income Class A...............   0.01%    0.02%    0.03%
      Growth and Income Class B...............   0.01     0.02     0.04
      Growth and Income Class C+..............   0.01     0.02     0.04
      Growth and Income Class I...............   0.01     0.02     0.03

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                 BALANCED ASSETS FUND
                                                                 --------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net                 Net
               Asset      Net        (both               Dividends  butions         Asset              Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value              end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total     period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   -------- ----------
                                                                        Class A
-
  09/30/04    $12.45     $0.12      $ 0.78      $ 0.90     $(0.16)    $--   $(0.16) $13.19    7.27%    $160,269    1.50%
  09/30/05     13.19      0.21        0.56        0.77      (0.24)     --    (0.24)  13.72    5.84      142,573    1.62
  09/30/06     13.72      0.22        0.58        0.80      (0.25)     --    (0.25)  14.27    5.90      127,313    1.52(3)(4)
  09/30/07     14.27      0.25        1.52        1.77      (0.24)     --    (0.24)  15.80   12.50      124,257    1.55(3)(4)
  09/30/08     15.80      0.25       (2.82)      (2.57)     (0.26)     --    (0.26)  12.97  (16.37)(5)   91,316    1.59(3)(4)
                                                                        Class B
-
  09/30/04    $12.41     $0.03      $ 0.77      $ 0.80     $(0.07)    $--   $(0.07) $13.14    6.45%    $ 38,687    2.18%
  09/30/05     13.14      0.13        0.55        0.68      (0.15)     --    (0.15)  13.67    5.16       30,002    2.27
  09/30/06     13.67      0.13        0.58        0.71      (0.15)     --    (0.15)  14.23    5.23       20,464    2.20(3)(4)
  09/30/07     14.23      0.14        1.52        1.66      (0.12)     --    (0.12)  15.77   11.70       14,714    2.28(3)(4)
  09/30/08     15.77      0.15       (2.81)      (2.66)     (0.16)     --    (0.16)  12.95  (16.95)(5)    9,252    2.31(3)(4)
                                                                       Class C+
-
  09/30/04    $12.42     $0.03      $ 0.78      $ 0.81     $(0.07)    $--   $(0.07) $13.16    6.53%    $ 22,781    2.18%
  09/30/05     13.16      0.13        0.55        0.68      (0.15)     --    (0.15)  13.69    5.15       19,298    2.26
  09/30/06     13.69      0.13        0.58        0.71      (0.15)     --    (0.15)  14.25    5.22       15,164    2.18(3)(4)
  09/30/07     14.25      0.15        1.52        1.67      (0.12)     --    (0.12)  15.80   11.75       13,891    2.26(3)(4)
  09/30/08     15.80      0.15       (2.82)      (2.67)     (0.16)     --    (0.16)  12.97  (16.98)(5)    9,552    2.28(3)(4)
                                                                        Class I
-
  09/30/04    $12.46     $0.16      $ 0.77      $ 0.93     $(0.18)    $--   $(0.18) $13.21    7.44%    $    679    1.29%(3)
  09/30/05     13.21      0.25        0.55        0.80      (0.28)     --    (0.28)  13.73    6.10          746    1.32(3)
  09/30/06     13.73      0.26        0.59        0.85      (0.29)     --    (0.29)  14.29    6.24          754    1.28(3)(4)
  09/30/07     14.29      0.29        1.53        1.82      (0.29)     --    (0.29)  15.82   12.81          652    1.31(3)(4)
  09/30/08     15.82      0.29       (2.83)      (2.54)     (0.30)     --    (0.30)  12.98  (16.19)(5)      546    1.31(3)(4)



    Ratio
   of net
 investment
income (loss)
 to average    Portfolio
 net assets    Turnover
-------------  ---------


    0.89%         182%(6)
    1.56          160(6)
    1.59(3)(4)    156(6)
    1.66(3)(4)    133(6)
    1.71(3)(4)    122


    0.20%         182%(6)
    0.91          160(6)
    0.91(3)(4)    156(6)
    0.93(3)(4)    133(6)
    0.99(3)(4)    122


    0.21%         182%(6)
    0.92          160(6)
    0.93(3)(4)    156(6)
    0.95(3)(4)    133(6)
    1.02(3)(4)    122


    1.10%(3)      182%(6)
    1.84(3)       160(6)
    1.84(3)(4)    156(6)
    1.90(3)(4)    133(6)
    1.99(3)(4)    122

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets):

                                         09/30/04 09/30/05 09/30/06 09/30/07 09/30/08
                                         -------- -------- -------- -------- --------
Balanced Assets Class A.................    -- %     -- %    0.05%    0.02%    0.02%
Balanced Assets Class B.................     --       --     0.05     0.02     0.02
Balanced Assets Class C+................     --       --     0.05     0.02     0.02
Balanced Assets Class I.................   0.24     1.47     1.38     1.71     1.65

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                               09/30/06 09/30/07 09/30/08
                                               -------- -------- --------
      Balanced Assets Class A.................   0.00%    0.01%    0.01%
      Balanced Assets Class B.................   0.00     0.01     0.01
      Balanced Assets Class C+................   0.00     0.01     0.01
      Balanced Assets Class I.................   0.00     0.01     0.01

(5)The Fund's performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. (See Note 4)
(6)Portfolio turnover includes "to be announced" ("TBA") transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

                                           09/30/04 09/30/05 09/30/06 09/30/07
                                           -------- -------- -------- --------
                                             181%     160%     154%     123%

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                             INTERNATIONAL EQUITY FUND
                                                             -------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets   Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of   expenses
             beginning   income       and     investment investment capital distri- end of   Total   period  to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                      Class A
-
  09/30/04    $ 8.73     $ 0.01     $ 1.46      $ 1.47     $ 0.00   $   --  $ 0.00  $10.20   16.88%  $32,221    1.90%(3)
  09/30/05     10.20       0.02       2.82        2.84         --       --      --   13.04   27.84    43,527    1.90(3)
  09/30/06     13.04      (0.01)      2.81        2.80         --       --      --   15.84   21.47    62,190    1.90(3)
  09/30/07     15.84       0.02       3.94        3.96         --       --      --   19.80   25.00    75,408    1.90(3)
  09/30/08     19.80       0.17      (5.85)      (5.68)        --    (1.68)  (1.68)  12.44  (31.34)   46,384    1.90(4)
                                                                      Class B
-
  09/30/04    $ 8.34     $(0.06)    $ 1.41      $ 1.35     $   --   $   --  $   --  $ 9.69   16.19%  $20,673    2.55%(3)
  09/30/05      9.69      (0.06)      2.68        2.62         --       --      --   12.31   27.04    19,546    2.55(3)
  09/30/06     12.31      (0.11)      2.65        2.54         --       --      --   14.85   20.63    21,240    2.55(3)
  09/30/07     14.85      (0.10)      3.69        3.59         --       --      --   18.44   24.18    20,509    2.55(3)
  09/30/08     18.44       0.04      (5.36)      (5.32)        --    (1.68)  (1.68)  11.44  (31.72)    9,279    2.55(3)(4)
                                                                      Class C+
-
  09/30/04    $ 8.33     $(0.06)    $ 1.41      $ 1.35     $   --   $   --  $   --  $ 9.68   16.21%  $15,798    2.55%(3)
  09/30/05      9.68      (0.06)      2.67        2.61         --       --      --   12.29   26.96    16,892    2.55(3)
  09/30/06     12.29      (0.11)      2.66        2.55         --       --      --   14.84   20.75    21,646    2.55(3)
  09/30/07     14.84      (0.09)      3.67        3.58         --       --      --   18.42   24.12    26,683    2.55(3)
  09/30/08     18.42       0.05      (5.37)      (5.32)        --    (1.68)  (1.68)  11.42  (31.77)   14,221    2.55(3)(4)
                                                                      Class I
-
  09/30/04    $ 8.77     $(0.04)    $ 1.53      $ 1.49     $(0.01)  $   --  $(0.01) $10.25   16.96%  $ 4,233    1.80%(3)
  09/30/05     10.25       0.05       2.82        2.87         --       --      --   13.12   28.00     7,065    1.80(3)
  09/30/06     13.12       0.00       2.84        2.84         --       --      --   15.96   21.65     9,482    1.80(3)
  09/30/07     15.96       0.04       3.96        4.00         --       --      --   19.96   25.06     7,997    1.80(3)
  09/30/08     19.96       0.17      (5.89)      (5.72)        --    (1.68)  (1.68)  12.56  (31.29)    4,964    1.80(3)(4)



    Ratio
   of net
 investment
income (loss)
 to average     Portfolio
 net assets     Turnover
-------------   ---------


     0.06%(3)      202%
     0.17(3)       126
    (0.09)(3)      152
     0.13(3)       132
     0.98(4)       199


    (0.62)%(3)     202%
    (0.51)(3)      126
    (0.80)(3)      152
    (0.59)(3)      132
     0.25(3)(4)    199


    (0.60)%(3)     202%
    (0.49)(3)      126
    (0.76)(3)      152
    (0.52)(3)      132
     0.31(3)(4)    199


    (0.34)%(3)     202%
     0.43(3)       126
    (0.01)(3)      152
     0.24(3)       132
     1.01(3)(4)    199

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets):

                                         09/30/04 09/30/05 09/30/06 09/30/07 09/30/08
                                         -------- -------- -------- -------- --------
International Equity Class A............   0.10%    0.09%   (0.04)%  (0.05)%    -- %
International Equity Class B............   0.11     0.17     0.02     0.04     0.06
International Equity Class C+...........   0.06     0.14    (0.01)   (0.00)    0.01
International Equity Class I............   0.12     0.14     0.00     0.04     0.09

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                                      09/30/08
                                                      --------
                  International Equity Class A.......   0.00%
                  International Equity Class B.......   0.00
                  International Equity Class C+......   0.00
                  International Equity Class I.......   0.00

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                        VALUE FUND
                                                                        ----------
                                          Net gain
                                          (loss) on
                       Net               investments                       Distri-          Net               Net
                      Asset      Net        (both               Dividends  butions         Asset            Assets
                      Value   investment  realized   Total from  from net   from    Total  Value            end of
                    beginning   income       and     investment investment capital distri- end of   Total   period
   Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                         Class A
-
10/31/03             $14.63     $0.29      $ 2.05      $ 2.34     $(0.18)  $(0.46) $(0.64) $16.33   16.59%  $ 60,701
11/1/03-09/30/04(6)   16.33      0.32        1.86        2.18      (0.37)   (0.45)  (0.82)  17.69   13.79     91,769
09/30/05              17.69      0.17        2.22        2.39      (0.29)   (1.78)  (2.07)  18.01   14.06    130,754
09/30/06              18.01      0.15        1.89        2.04      (0.13)   (1.17)  (1.30)  18.75   12.02    121,729
09/30/07              18.75      0.18        2.59        2.77      (0.16)   (2.04)  (2.20)  19.32   15.80    126,788
09/30/08              19.32      0.19       (3.86)      (3.67)     (0.21)   (2.70)  (2.91)  12.74  (21.70)    77,903
                                                                         Class B
-
10/31/03             $14.06     $0.19      $ 1.98      $ 2.17     $(0.08)  $(0.46) $(0.54) $15.69   15.94%  $ 83,935
11/1/03-09/30/04(6)   15.69      0.24        1.75        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     68,492
09/30/05              16.96      0.07        2.11        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     57,704
09/30/06              17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.29     47,100
09/30/07              17.82      0.05        2.46        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     39,355
09/30/08              18.24      0.09       (3.62)      (3.53)     (0.10)   (2.70)  (2.80)  11.91  (22.16)    21,304
                                                                         Class C+
-
10/31/03             $14.06     $0.18      $ 1.99      $ 2.17     $(0.08)  $(0.46) $(0.54) $15.69   15.94%  $ 23,208
11/1/03-09/30/04(6)   15.69      0.22        1.77        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     30,985
09/30/05              16.96      0.06        2.12        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     41,095
09/30/06              17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.30     33,849
09/30/07              17.82      0.06        2.45        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     26,071
09/30/08              18.24      0.09       (3.62)      (3.53)     (0.10)   (2.70)  (2.80)  11.91  (22.16)    14,194
                                                                         Class I
-
10/31/03             $14.63     $0.30      $ 2.05      $ 2.35     $(0.19)  $(0.46) $(0.65) $16.33   16.72%  $  6,629
11/1/03-09/30/04(6)   16.33      0.37        1.83        2.20      (0.40)   (0.45)  (0.85)  17.68   13.91      4,746
09/30/05              17.68      0.20        2.20        2.40      (0.30)   (1.78)  (2.08)  18.00   14.12      3,106
09/30/06              18.00      0.16        1.91        2.07      (0.15)   (1.17)  (1.32)  18.75   12.20        174
09/30/07              18.75      0.21        2.57        2.78      (0.18)   (2.04)  (2.22)  19.31   15.89         34
09/30/08              19.31      0.20       (3.85)      (3.65)     (0.23)   (2.70)  (2.93)  12.73  (21.62)        25
                                                                         Class Z
-
10/31/03             $14.97     $0.36      $ 2.13      $ 2.49     $(0.25)  $(0.46) $(0.71) $16.75   17.36%  $  4,532
11/1/03-09/30/04(6)   16.75      0.41        1.92        2.33      (0.45)   (0.45)  (0.90)  18.18   14.37      7,370
09/30/05              18.18      0.27        2.30        2.57      (0.39)   (1.78)  (2.17)  18.58   14.77     17,307
09/30/06              18.58      0.26        1.95        2.21      (0.19)   (1.17)  (1.36)  19.43   12.64     22,853
09/30/07              19.43      0.29        2.70        2.99      (0.22)   (2.04)  (2.26)  20.16   16.48     34,644
09/30/08              20.16      0.29       (4.05)      (3.76)     (0.28)   (2.70)  (2.98)  13.42  (21.28)    25,827



                  Ratio
                 of net
  Ratio of     investment
  expenses    income (loss)
 to average    to average   Portfolio
net assets(4) net assets(4) Turnover
------------- ------------- ---------


    1.78%(5)      1.94%(5)     138%
    1.73(3)       2.12(3)      204
    1.63          1.00          82
    1.63(5)       0.88(5)      140
    1.63(5)       0.97(5)      143
    1.63(5)       1.23(5)      207


    2.41%(5)      1.32%(5)     138%
    2.40(3)       1.58(3)      204
    2.28          0.38          82
    2.28(5)       0.23(5)      140
    2.28(5)       0.31(5)      143
    2.28(5)       0.58(5)      207


    2.43%(5)      1.28%(5)     138%
    2.41(3)       1.48(3)      204
    2.28          0.36          82
    2.28(5)       0.23(5)      140
    2.28(5)       0.32(5)      143
    2.28(5)       0.58(5)      207


    1.68%(5)      2.02%(5)     138%
    1.67(3)       2.31(3)      204
    1.53          1.11          82
    1.53(5)       0.90(5)      140
    1.53(5)       1.05(5)      143
    1.53(5)       1.33(5)      207


    1.21%(5)      2.33%(5)     138%
    1.19(3)       2.58(3)      204
    1.06          1.54          82
    1.06(5)       1.45(5)      140
    1.06(5)       1.54(5)      143
    1.06(5)       1.81(5)      207

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets):

                                         10/31/03 09/30/04(3) 09/30/05 09/30/06 09/30/07 09/30/08
                                         -------- ----------- -------- -------- -------- --------
Value Class A...........................  (0.01)%    0.04%      0.08%    0.08%    0.07%    0.11%
Value Class B...........................  (0.01)     0.02       0.14     0.10     0.11     0.14
Value Class C+..........................   0.02      0.06       0.08     0.08     0.09     0.14
Value Class I...........................     --      0.10       0.25     0.30    21.30    16.95
Value Class Z...........................   1.00      0.16       0.10     0.07     0.07     0.10

(5)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                           10/31/03 09/30/06 09/30/07 09/30/08
                                           -------- -------- -------- --------
  Value Class A...........................   0.01%    0.01%    0.01%    0.03%
  Value Class B...........................   0.01     0.01     0.01     0.03
  Value Class C+..........................   0.01     0.01     0.01     0.03
  Value Class I...........................   0.01     0.01     0.01     0.03
  Value Class Z...........................   0.00     0.01     0.01     0.03

(6)The Fund changed its fiscal year end from October 31 to September 30.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                    DISCIPLINED GROWTH FUND
                                                                    -----------------------
                                           Net Gain
                                           (loss) on
                        Net               investments                       Distri-          Net                Net
                       Asset      Net        (both               Dividends  butions         Asset             Assets
                       Value   investment  realized   Total from  from net   from    Total  Value             end of
                     beginning   income       and     investment investment capital distri- end of   Total    period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)  (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------  -------
                                                                            Class A
-
10/31/03              $ 9.00     $ 0.03     $ 1.46      $ 1.49     $   --     $--   $   --  $10.49   16.56%   $14,877
11/01/03-09/30/04(3)   10.49       0.03       0.75        0.78         --      --       --   11.27    7.44     13,562
09/30/05               11.27       0.09       0.53        0.62      (0.06)     --    (0.06)  11.83    5.51     11,251
09/30/06               11.83      (0.01)      1.34        1.33      (0.06)     --    (0.06)  13.10   11.25     22,554
09/30/07               13.10      (0.04)      4.38        4.34         --      --       --   17.44   33.13(7)  25,774
09/30/08               17.44      (0.04)     (6.33)      (6.37)        --      --       --   11.07  (36.53)    19,949
                                                                            Class B
-
10/31/03              $ 8.79     $(0.03)    $ 1.41      $ 1.38     $   --     $--   $   --  $10.17   15.70%   $22,694
11/01/03-09/30/04(3)   10.17      (0.04)      0.73        0.69         --      --       --   10.86    6.78     19,669
09/30/05               10.86       0.01       0.52        0.53         --      --       --   11.39    4.88     15,117
09/30/06               11.39      (0.10)      1.29        1.19       0.00      --     0.00   12.58   10.46      9,299
09/30/07               12.58      (0.13)      4.20        4.07         --      --       --   16.65   32.35(7)   5,676
09/30/08               16.65      (0.13)     (6.02)      (6.15)        --      --       --   10.50  (36.94)     3,820
                                                                           Class C+
-
10/31/03              $ 8.80     $(0.03)    $ 1.42      $ 1.39     $   --     $--   $   --  $10.19   15.80%   $23,036
11/01/03-09/30/04(3)   10.19      (0.04)      0.73        0.69         --      --       --   10.88    6.77     18,295
09/30/05               10.88       0.01       0.51        0.52         --      --       --   11.40    4.78     13,983
09/30/06               11.40      (0.09)      1.29        1.20       0.00      --     0.00   12.60   10.54     26,927
09/30/07               12.60      (0.13)      4.19        4.06         --      --       --   16.66   32.22(7)  28,927
09/30/08               16.66      (0.13)     (6.02)      (6.15)        --      --       --   10.51  (36.91)    16,419



                   Ratio
                  of net
  Ratio of      investment
  expenses     income (loss)
 to average     to average      Portfolio
net assets(5)  net assets(5)    Turnover
-------------  -------------    ---------


    1.45%           0.35%           13%
    1.45(4)         0.25(4)         20
    1.45            0.74            32
    1.45(6)        (0.02)(6)       999
    1.45(6)        (0.13)(6)       446
    1.45(6)(8)     (0.30)(6)(8)    706


    2.10%          (0.30)%          13%
    2.10(4)        (0.40)(4)        20
    2.10            0.09            32
    2.10(6)        (0.77)(6)       999
    2.10(6)        (0.75)(6)       446
    2.10(6)(8)     (0.98)(6)(8)    706


    2.10%          (0.30)%          13%
    2.10(4)        (0.40)(4)        20
    2.10            0.09            32
    2.10(6)        (0.68)(6)       999
    2.10(6)        (0.78)(6)       446
    2.10(6)(8)     (0.95)(6)(8)    706

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)The Fund changed its fiscal year end from October 31 to September 30.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                         10/31/03 09/30/04(4) 09/30/05 09/30/06 09/30/07 09/30/08
                                         -------- ----------- -------- -------- -------- --------
Disciplined Growth Class A..............   0.26%     0.24%      0.38%    0.31%    0.34%    0.25%
Disciplined Growth Class B..............   0.23      0.25       0.35     0.37     0.45     0.39
Disciplined Growth Class C+.............   0.23      0.24       0.33     0.30     0.30     0.24

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                               09/30/06 09/30/07 09/30/08
                                               -------- -------- --------
      Disciplined Growth Class A..............   0.04%    0.11%    0.07%
      Disciplined Growth Class B..............   0.02     0.14     0.07
      Disciplined Growth Class C+.............   0.03     0.12     0.07

(7)Total Return for each class was increased by 0.38%, 0.40% and 0.40% for Class A, Class B and Class C, respectively, from a reimbursement by an affiliate.
(8)Net of custody credits of 0.01%.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                       INTERNATIONAL SMALL-CAP FUND
                                                                       ----------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-                        Net
                       Asset      Net        (both               Dividends  butions                       Asset
                       Value   investment  realized   Total from  from net   from   Distributions  Total  Value
                     beginning   income       and     investment investment capital  from return  distri- end of   Total
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains   of capital   butions period Return(2)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------------- ------- ------ ---------
                                                                                 Class A
05/02/06-09/30/06(3)  $12.50     $ 0.00     $(1.45)     $(1.45)     $--     $   --     $   --     $   --  $11.05  (11.60)%
09/30/07               11.05      (0.04)      2.99        2.95       --         --         --         --   14.00   26.70
09/30/08               14.00      (0.00)     (5.52)      (5.52)      --      (0.13)     (0.01)     (0.14)   8.34  (39.79)
                                                                                 Class B
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)     $--     $   --     $   --     $   --  $11.02  (11.84)%
09/30/07               11.02      (0.11)      2.97        2.86       --         --         --         --   13.88   25.95
09/30/08               13.88      (0.08)     (5.45)      (5.53)      --      (0.13)     (0.01)     (0.14)   8.21  (40.21)
                                                                                 Class C
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)     $--     $   --     $   --     $   --  $11.02  (11.84)%
09/30/07               11.02      (0.12)      2.98        2.86       --         --         --         --   13.88   25.95
09/30/08               13.88      (0.09)     (5.44)      (5.53)      --      (0.13)     (0.01)     (0.14)   8.21  (40.20)



                          Ratio
  Net                    of net
Assets    Ratio of     investment
end of    expenses    income (loss)
period   to average    to average     Portfolio
(000's) net assets(5) net assets(5)   Turnover
------- ------------- -------------   ---------

$21,557     1.90%(4)       0.08%(4)      55%
 30,845     1.90          (0.30)         70
 16,830     1.90          (0.04)         93

$   583     2.55%(4)       (0.93)%(4)    55%
  1,181     2.55          (0.89)         70
    633     2.55          (0.68)         93

$ 3,363     2.55%(4)      (1.07)%(4)     55%
  5,357     2.55          (0.94)         70
  2,199     2.55          (0.78)         93

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                              09/30/06(4) 09/30/07 09/30/08
                                              ----------- -------- --------
     International Small-Cap Class A.........     1.27%     0.45%    0.54%
     International Small-Cap Class B.........    12.63      2.10     1.53
     International Small-Cap Class C.........     2.88      0.77     0.77

See Notes to Financial Statements

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)

Industry Allocation*

                 Computers..............................  6.8%
                 Medical-Biomedical/Gene................  6.1
                 Repurchase Agreement...................  4.7
                 Beverages-Non-alcoholic................  4.1
                 Medical Products.......................  3.7
                 Diversified Manufacturing Operations...  3.5
                 Cosmetics & Toiletries.................  3.3
                 Electronic Components-Semiconductors...  3.3
                 Applications Software..................  3.2
                 Oil-Field Services.....................  2.8
                 Oil Companies-Exploration & Production.  2.8
                 Aerospace/Defense......................  2.8
                 Networking Products....................  2.7
                 Retail-Drug Store......................  2.7
                 Web Portals/ISP........................  2.7
                 Finance-Investment Banker/Broker.......  2.5
                 Wireless Equipment.....................  2.4
                 Agricultural Chemicals.................  2.2
                 Electric Products-Misc.................  2.0
                 Retail-Discount........................  1.9
                 Instruments-Scientific.................  1.9
                 Oil Companies-Integrated...............  1.8
                 Enterprise Software/Service............  1.7
                 Medical Instruments....................  1.7
                 Medical-Generic Drugs..................  1.7
                 Commercial Services-Finance............  1.3
                 Electronic Forms.......................  1.3
                 Oil & Gas Drilling.....................  1.2
                 Multimedia.............................  1.2
                 Retail-Office Supplies.................  1.2
                 Data Processing/Management.............  1.1
                 Aerospace/Defense-Equipment............  1.1
                 Electronic Measurement Instruments.....  1.1
                 Medical-Drugs..........................  1.1
                 Electronics-Military...................  1.0
                 Banks-Fiduciary........................  1.0
                 Medical-HMO............................  1.0
                 X-Ray Equipment........................  1.0
                 Insurance-Multi-line...................  0.9
                 Cellular Telecom.......................  0.9
                 Telecom Equipment-Fiber Optics.........  0.9
                 Oil Field Machinery & Equipment........  0.8
                 Retail-Apparel/Shoe....................  0.7
                 Finance-Other Services.................  0.7
                 Retail-Consumer Electronics............  0.6
                 E-Commerce/Services....................  0.6
                 Diversified Minerals...................  0.6
                 Medical-Wholesale Drug Distribution....  0.6
                 Investment Management/Advisor Services.  0.5
                 Metal-Diversified......................  0.5
                 Computer Aided Design..................  0.5
                 Retail-Regional Department Stores......  0.5
                 Internet Infrastructure Software.......  0.5
                 Coal...................................  0.3
                 Diagnostic Kits........................  0.2
                                                         ----
                                                         99.9%
                                                         ====

--------
* Calculated as a percentage of net assets

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008


                                                               Market
                                                               Value
                    Security Description              Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 95.2%
        Aerospace/Defense -- 2.8%
          Boeing Co..................................  6,900 $  395,715
          Lockheed Martin Corp.......................  4,150    455,131
          Raytheon Co................................ 10,000    535,100
                                                             ----------
                                                              1,385,946
                                                             ----------
        Aerospace/Defense-Equipment -- 1.1%
          United Technologies Corp...................  9,300    558,558
                                                             ----------
        Agricultural Chemicals -- 2.2%
          Monsanto Co................................ 11,100  1,098,678
                                                             ----------
        Applications Software -- 3.2%
          Microsoft Corp............................. 58,900  1,572,041
                                                             ----------
        Banks-Fiduciary -- 1.0%
          The Bank of New York Mellon Corp........... 15,949    519,618
                                                             ----------
        Beverages-Non-alcoholic -- 4.1%
          PepsiCo, Inc............................... 28,500  2,031,195
                                                             ----------
        Cellular Telecom -- 0.9%
          NII Holdings, Inc.+........................ 12,000    455,040
                                                             ----------
        Coal -- 0.3%
          Peabody Energy Corp........................  3,200    144,000
                                                             ----------
        Commercial Services-Finance -- 1.3%
          Visa, Inc., Class A........................ 10,650    653,804
                                                             ----------
        Computer Aided Design -- 0.5%
          Autodesk, Inc.+............................  7,928    265,984
                                                             ----------
        Computers -- 6.8%
          Apple, Inc.+...............................  8,950  1,017,257
          Hewlett-Packard Co......................... 29,500  1,364,080
          International Business Machines Corp.......  5,100    596,496
          Research In Motion, Ltd.+..................  5,850    399,555
                                                             ----------
                                                              3,377,388
                                                             ----------
        Cosmetics & Toiletries -- 3.3%
          Procter & Gamble Co........................ 23,500  1,637,715
                                                             ----------
        Data Processing/Management -- 1.1%
          Fiserv, Inc.+.............................. 12,000    567,840
                                                             ----------
        Diagnostic Kits -- 0.2%
          Inverness Medical Innovations, Inc.+.......  3,468    104,040
                                                             ----------
        Diversified Manufacturing Operations -- 3.5%
          Danaher Corp............................... 13,300    923,020
          Dover Corp................................. 11,500    466,325
          General Electric Co........................ 14,400    367,200
                                                             ----------
                                                              1,756,545
                                                             ----------
        Diversified Minerals -- 0.6%
          Cia Vale do Rio Doce ADR................... 14,900    285,335
                                                             ----------
        E-Commerce/Services -- 0.6%
          eBay, Inc.+................................ 13,200    295,416
                                                             ----------
        Electric Products-Misc. -- 2.0%
          AMETEK, Inc................................ 11,704    477,172
          Emerson Electric Co........................ 13,000    530,270
                                                             ----------
                                                              1,007,442
                                                             ----------

                                                                Market
                                                                Value
                    Security Description               Shares  (Note 3)
       -----------------------------------------------------------------
       Electronic Components-Semiconductors -- 3.3%
         Broadcom Corp., Class A+.....................  6,300 $  117,369
         Intel Corp................................... 52,404    981,527
         MEMC Electronic Materials, Inc.+.............  6,450    182,277
         Texas Instruments, Inc....................... 15,900    341,850
                                                              ----------
                                                               1,623,023
                                                              ----------
       Electronic Forms -- 1.3%
         Adobe Systems, Inc.+......................... 15,900    627,573
                                                              ----------
       Electronic Measurement Instruments -- 1.1%
         Agilent Technologies, Inc.+.................. 18,300    542,778
                                                              ----------
       Electronics-Military -- 1.0%
         L-3 Communications Holdings, Inc.............  5,300    521,096
                                                              ----------
       Enterprise Software/Service -- 1.7%
         Oracle Corp.+................................ 42,500    863,175
                                                              ----------
       Finance-Investment Banker/Broker -- 2.5%
         The Charles Schwab Corp...................... 27,400    712,400
         The Goldman Sachs Group, Inc.................  4,300    550,400
                                                              ----------
                                                               1,262,800
                                                              ----------
       Finance-Other Services -- 0.7%
         CME Group, Inc...............................    900    334,359
                                                              ----------
       Instruments-Scientific -- 1.9%
         Thermo Fisher Scientific, Inc.+.............. 16,800    924,000
                                                              ----------
       Insurance-Multi-line -- 0.9%
         Assurant, Inc................................  8,500    467,500
                                                              ----------
       Internet Infrastructure Software -- 0.5%
         Akamai Technologies, Inc.+................... 13,100    228,464
                                                              ----------
       Investment Management/Advisor Services -- 0.5%
         Invesco, Ltd................................. 12,800    268,544
                                                              ----------
       Medical Instruments -- 1.7%
         Medtronic, Inc............................... 16,900    846,690
                                                              ----------
       Medical Products -- 3.7%
         Johnson & Johnson............................ 17,900  1,240,112
         Zimmer Holdings, Inc.+.......................  9,050    584,268
                                                              ----------
                                                               1,824,380
                                                              ----------
       Medical-Biomedical/Gene -- 6.1%
         Amgen, Inc.+.................................  2,800    165,956
         Celgene Corp.+...............................  9,200    582,176
         Genentech, Inc.+.............................  7,000    620,760
         Genzyme Corp.+...............................  9,700    784,633
         Gilead Sciences, Inc.+....................... 19,200    875,136
                                                              ----------
                                                               3,028,661
                                                              ----------
       Medical-Drugs -- 1.1%
         Abbott Laboratories..........................  9,200    529,736
                                                              ----------
       Medical-Generic Drugs -- 1.7%
         Barr Pharmaceuticals, Inc.+..................  6,500    424,450
         Mylan, Inc.+................................. 36,000    411,120
                                                              ----------
                                                                 835,570
                                                              ----------

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                               Market
                                                               Value
                    Security Description              Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Medical-HMO -- 1.0%
           UnitedHealth Group, Inc................... 19,600 $  497,644
                                                             ----------
         Medical-Wholesale Drug Distribution -- 0.6%
           Cardinal Health, Inc......................  5,600    275,968
                                                             ----------
         Metal-Diversified -- 0.5%
           Freeport-McMoRan Copper & Gold, Inc.......  4,700    267,195
                                                             ----------
         Multimedia -- 1.2%
           News Corp., Class A....................... 21,279    255,135
           Time Warner, Inc.......................... 26,500    347,415
                                                             ----------
                                                                602,550
                                                             ----------
         Networking Products -- 2.7%
           Cisco Systems, Inc.+...................... 60,700  1,369,392
                                                             ----------
         Oil & Gas Drilling -- 1.2%
           Transocean, Inc.+.........................  5,592    614,225
                                                             ----------
         Oil Companies-Exploration & Production -- 2.8%
           Apache Corp...............................  2,800    291,984
           Devon Energy Corp.........................  2,600    237,120
           Ultra Petroleum Corp.+....................  3,300    182,622
           XTO Energy, Inc........................... 14,700    683,844
                                                             ----------
                                                              1,395,570
                                                             ----------
         Oil Companies-Integrated -- 1.8%
           Exxon Mobil Corp.......................... 11,400    885,324
                                                             ----------
         Oil Field Machinery & Equipment -- 0.8%
           Cameron International Corp.+..............  5,900    227,386
           National-Oilwell Varco, Inc.+.............  3,700    185,851
                                                             ----------
                                                                413,237
                                                             ----------
         Oil-Field Services -- 2.8%
           Halliburton Co............................  9,700    314,183
           Schlumberger, Ltd......................... 12,000    937,080
           Weatherford International, Ltd.+..........  6,700    168,438
                                                             ----------
                                                              1,419,701
                                                             ----------
         Retail-Apparel/Shoe -- 0.7%
           American Eagle Outfitters, Inc............ 22,300    340,075
                                                             ----------
         Retail-Consumer Electronics -- 0.6%
           Best Buy Co., Inc.........................  8,600    322,500
                                                             ----------
         Retail-Discount -- 1.9%
           Target Corp...............................  8,300    407,115
           Wal-Mart Stores, Inc......................  9,400    562,966
                                                             ----------
                                                                970,081
                                                             ----------
         Retail-Drug Store -- 2.7%
           CVS Caremark Corp......................... 40,602  1,366,663
                                                             ----------
         Retail-Office Supplies -- 1.2%
           Staples, Inc.............................. 26,400    594,000
                                                             ----------
         Retail-Regional Department Stores -- 0.5%
           Kohl's Corp.+.............................  5,700    262,656
                                                             ----------
         Telecom Equipment-Fiber Optics -- 0.9%
           Corning, Inc.............................. 28,600    447,304
                                                             ----------

                                                  Shares/     Market
                                                 Principal    Value
                 Security Description             Amount     (Note 3)
         --------------------------------------------------------------
         Web Portals/ISP -- 2.7%
           Google, Inc., Class A+..............      3,350  $ 1,341,742
                                                            -----------
         Wireless Equipment -- 2.4%
           QUALCOMM, Inc.......................     28,150    1,209,606
                                                            -----------
         X-Ray Equipment -- 1.0%
           Hologic, Inc.+......................     25,600      494,848
                                                            -----------
         Total Long-Term Investment Securities
            (cost $49,773,185).................              47,535,215
                                                            -----------
         REPURCHASE AGREEMENT -- 4.7%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(1)
            (cost $2,332,000).................. $2,332,000    2,332,000
                                                            -----------
         TOTAL INVESTMENTS --
            (cost $52,105,185)(2)..............       99.9%  49,867,215
         Other assets less liabilities.........        0.1       46,937
                                                ----------  -----------
         NET ASSETS --                               100.0% $49,914,152
                                                ==========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Growth Opportunities Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)

Industry Allocation*

              Repurchase Agreements........................  24.6%
              Commercial Services..........................   9.5
              Commercial Services-Finance..................   6.4
              Data Processing/Management...................   5.0
              Food-Meat Products...........................   4.4
              Telecommunication Equipment..................   3.9
              X-Ray Equipment..............................   3.9
              Food-Misc....................................   3.7
              Food-Wholesale/Distribution..................   3.0
              Computer Services............................   2.9
              Investment Management/Advisor Services.......   2.4
              Medical-Generic Drugs........................   2.4
              Hospital Beds/Equipment......................   2.3
              Electronic Components-Semiconductors.........   2.0
              Gas-Distribution.............................   2.0
              Retail-Apparel/Shoe..........................   1.9
              Dental Supplies & Equipment..................   1.7
              Veterinary Diagnostics.......................   1.6
              Beverages-Wine/Spirits.......................   1.6
              Computer Aided Design........................   1.5
              Oil Companies-Exploration & Production.......   1.2
              Telecom Services.............................   1.1
              Semiconductor Components-Integrated Circuits.   1.1
              Private Corrections..........................   1.1
              Medical-Wholesale Drug Distribution..........   1.0
              Poultry......................................   0.9
              Home Decoration Products.....................   0.9
              Retail-Discount..............................   0.9
              Medical-Hospitals............................   0.9
              Retail-Petroleum Products....................   0.8
              Casino Services..............................   0.8
              Medical-Outpatient/Home Medical..............   0.5
              Racetracks...................................   0.5
              Batteries/Battery Systems....................   0.5
              Enterprise Software/Service..................   0.5
              Applications Software........................   0.4
              Internet Infrastructure Software.............   0.4
              Linen Supply & Related Items.................   0.3
                                                            -----
                                                            100.5%
                                                            =====

--------
* Calculated as a percentage of net assets

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008


                                                            Market
                                                            Value
                    Security Description           Shares  (Note 3)
           ---------------------------------------------------------
           COMMON STOCK -- 75.9%
           Applications Software -- 0.4%
             Check Point Software Technologies+...  6,000 $  136,440
                                                          ----------
           Batteries/Battery Systems -- 0.5%
             Energizer Holdings, Inc.+............  2,000    161,100
                                                          ----------
           Beverages-Wine/Spirits -- 1.6%
             Central European Distribution Corp.+. 11,400    517,674
                                                          ----------
           Casino Services -- 0.8%
             International Game Technology........  4,300     73,874
             Scientific Games Corp., Class A+.....  7,300    168,046
                                                          ----------
                                                             241,920
                                                          ----------
           Commercial Services -- 9.5%
             Iron Mountain, Inc.+................. 74,647  1,822,133
             The Providence Service Corp.+........ 21,177    207,535
             Ticketmaster+........................ 96,699  1,037,580
                                                          ----------
                                                           3,067,248
                                                          ----------
           Commercial Services-Finance -- 6.4%
             Equifax, Inc......................... 27,700    954,265
             Euronet Worldwide, Inc.+............. 66,200  1,107,526
                                                          ----------
                                                           2,061,791
                                                          ----------
           Computer Aided Design -- 1.5%
             Aspen Technology, Inc.+.............. 39,300    499,110
                                                          ----------
           Computer Services -- 2.9%
             DST Systems, Inc.+................... 16,600    929,434
                                                          ----------
           Data Processing/Management -- 5.0%
             Fiserv, Inc.+........................ 33,800  1,599,416
                                                          ----------
           Dental Supplies & Equipment -- 1.7%
             Sirona Dental Systems, Inc.+......... 23,900    556,392
                                                          ----------
           Electronic Components-Semiconductors -- 2.0%
             Intersil Corp., Class A..............  8,100    134,298
             Macrovision Solutions Corp.+.........  9,921    152,585
             Microchip Technology, Inc............ 12,000    353,160
                                                          ----------
                                                             640,043
                                                          ----------
           Enterprise Software/Service -- 0.5%
             Lawson Software, Inc.+............... 22,400    156,800
                                                          ----------
           Food-Meat Products -- 4.4%
             Hormel Foods Corp.................... 18,300    663,924
             Tyson Foods, Inc., Class A........... 62,200    742,668
                                                          ----------
                                                           1,406,592
                                                          ----------
           Food-Misc. -- 3.7%
             Smart Balance, Inc.+................. 93,100    610,736
             Chiquita Brands International, Inc.+. 37,300    589,713
                                                          ----------
                                                           1,200,449
                                                          ----------
           Food-Wholesale/Distribution -- 3.0%
             Fresh Del Monte Produce, Inc.+....... 42,800    950,160
                                                          ----------
           Gas-Distribution -- 2.0%
             AGL Resources, Inc................... 20,100    630,738
                                                          ----------
           Home Decoration Products -- 0.9%
             Newell Rubbermaid, Inc............... 16,400    283,064
                                                          ----------

                                                               Market
                                                               Value
                   Security Description               Shares  (Note 3)
        ---------------------------------------------------------------
        Hospital Beds/Equipment -- 2.3%
          Kinetic Concepts, Inc.+...................  25,900 $   740,481
                                                             -----------
        Internet Infrastructure Software -- 0.4%
          Akamai Technologies, Inc.+................   7,300     127,312
                                                             -----------
        Investment Management/Advisor Services -- 2.4%
          Affiliated Managers Group, Inc.+..........   4,600     381,110
          Invesco, Ltd..............................  18,600     390,228
                                                             -----------
                                                                 771,338
                                                             -----------
        Linen Supply & Related Items -- 0.3%
          G&K Services, Inc., Class A...............   2,992      98,886
                                                             -----------
        Medical-Generic Drugs -- 2.4%
          Mylan, Inc.+..............................  66,600     760,572
                                                             -----------
        Medical-Hospitals -- 0.9%
          Community Health Systems, Inc.+...........   9,400     275,514
                                                             -----------
        Medical-Outpatient/Home Medical -- 0.5%
          Air Methods Corp.+........................   6,200     175,522
                                                             -----------
        Medical-Wholesale Drug Distribution -- 1.0%
          AmerisourceBergen Corp....................   8,900     335,085
                                                             -----------
        Oil Companies-Exploration & Production -- 1.2%
          Plains Exploration & Production Co.+......  11,000     386,760
                                                             -----------
        Poultry -- 0.9%
          Sanderson Farms, Inc......................   7,900     290,246
                                                             -----------
        Private Corrections -- 1.1%
          Corrections Corp. of America+.............  14,300     355,355
                                                             -----------
        Racetracks -- 0.5%
          International Speedway Corp., Class A.....   4,200     163,422
                                                             -----------
        Retail-Apparel/Shoe -- 1.9%
          Abercrombie & Fitch Co., Class A..........   8,300     327,435
          Hanesbrands, Inc.+........................  13,200     287,100
                                                             -----------
                                                                 614,535
                                                             -----------
        Retail-Discount -- 0.9%
          HSN, Inc.+................................  25,600     281,856
                                                             -----------
        Retail-Petroleum Products -- 0.8%
          World Fuel Services Corp..................  10,700     246,421
                                                             -----------
        Semiconductor Components-Integrated Circuits -- 1.1%
          Linear Technology Corp..................... 11,700     358,722
                                                             -----------
        Telecom Services -- 1.1%
          Amdocs, Ltd.+.............................. 13,400     366,892
                                                             -----------
        Telecommunication Equipment -- 3.9%
          Harris Corp................................ 27,300   1,261,260
                                                             -----------
        Veterinary Diagnostics -- 1.6%
          Animal Health International, Inc.+......... 15,489     127,629
          VCA Antech, Inc.+.......................... 13,600     400,792
                                                             -----------
                                                                 528,421
                                                             -----------
        X-Ray Equipment -- 3.9%
          Hologic, Inc.+............................. 64,400   1,244,852
                                                             -----------
        Total Long-Term Investment Securities
           (cost $26,010,668)........................         24,421,823
                                                             -----------

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                              Market
                                                Principal     Value
                Security Description             Amount      (Note 3)
        ---------------------------------------------------------------
        REPURCHASE AGREEMENTS(1) -- 24.6%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement......... $7,000,000  $ 7,000,000
          UBS Securities, LLC
           Joint Repurchase Agreement.........    923,000      923,000
                                                           -----------
        Total Repurchase Agreements
           (cost $7,923,000)..................               7,923,000
                                                           -----------
        TOTAL INVESTMENTS --
           (cost $33,933,668)(2)..............      100.5%  32,344,823
        Liabilities in excess of other assets.       (0.5)    (175,733)
                                               ----------  -----------
        NET ASSETS --                               100.0% $32,169,090
                                               ==========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreements.
(2)  See Note 7 for cost of investment on a tax basis.

See Notes to Financial Statements

        SunAmerica New Century Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)

Industry Allocation*

               Repurchase Agreement....................... 11.8%
               Commercial Services-Finance................  5.5
               Building-Residential/Commercial............  4.6
               Finance-Investment Banker/Broker...........  3.9
               Distribution/Wholesale.....................  3.8
               Footwear & Related Apparel.................  3.3
               Food-Misc..................................  2.9
               Banks-Super Regional.......................  2.7
               Medical Instruments........................  2.6
               Retail-Apparel/Shoe........................  2.6
               Telecommunication Equipment................  2.2
               Networking Products........................  2.2
               Computers..................................  2.2
               Medical Products...........................  2.1
               Commercial Services........................  2.1
               Diversified Operations/Commercial Services.  2.1
               Health Care Cost Containment...............  2.1
               Oil Companies-Exploration & Production.....  2.1
               Data Processing/Management.................  2.0
               Investment Management/Advisor Services.....  2.0
               Mining.....................................  1.9
               Applications Software......................  1.9
               Telecom Services...........................  1.5
               Food-Canned................................  1.3
               Appliances.................................  1.3
               X-Ray Equipment............................  1.2
               Computers-Periphery Equipment..............  1.1
               Beverages-Non-alcoholic....................  1.1
               Enterprise Software/Service................  1.1
               Retirement/Aged Care.......................  1.1
               Computer Aided Design......................  1.1
               Medical-Generic Drugs......................  1.1
               Oil Field Machinery & Equipment............  1.0
               Medical-Drugs..............................  1.0
               Rental Auto/Equipment......................  1.0
               E-Marketing/Info...........................  1.0
               Food-Meat Products.........................  0.9
               Food-Wholesale/Distribution................  0.8
               Real Estate Operations & Development.......  0.5
               Casino Services............................  0.3
               Dental Supplies & Equipment................  0.2
                                                           ----
                                                           87.2%
                                                           ====

--------
* Calculated as a percentage of net assets

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008


                                                               Market
                                                               Value
                    Security Description             Shares   (Note 3)
          ------------------------------------------------------------
          COMMON STOCK -- 75.4%
          Appliances -- 1.3%
            Whirlpool Corp.........................    8,000 $  634,320
                                                             ----------
          Applications Software -- 1.9%
            Check Point Software Technologies+.....   16,200    368,388
            Microsoft Corp.........................   20,800    555,152
                                                             ----------
                                                                923,540
                                                             ----------
          Banks-Super Regional -- 2.7%
            Bank of America Corp...................   37,300  1,305,500
                                                             ----------
          Beverages-Non-alcoholic -- 1.1%
            Hansen Natural Corp.+..................   17,600    532,400
                                                             ----------
          Building-Residential/Commercial -- 4.6%
            KB Home................................   26,500    521,520
            Ryland Group, Inc......................   19,500    517,140
            Standard-Pacific Corp..................  233,232  1,145,169
                                                             ----------
                                                              2,183,829
                                                             ----------
          Casino Services -- 0.3%
            Scientific Games Corp., Class A+.......    6,900    158,838
                                                             ----------
          Commercial Services -- 2.1%
            Iron Mountain, Inc.+...................   40,900    998,369
                                                             ----------
          Commercial Services-Finance -- 5.5%
            Euronet Worldwide, Inc.+...............   94,600  1,582,658
            Global Payments, Inc...................   11,300    506,918
            Heartland Payment Systems, Inc.........   21,900    559,764
                                                             ----------
                                                              2,649,340
                                                             ----------
          Computer Aided Design -- 1.1%
            Aspen Technology, Inc.+................   40,100    509,270
                                                             ----------
          Computers -- 2.2%
            Hewlett-Packard Co.....................   22,300  1,031,152
                                                             ----------
          Computers-Periphery Equipment -- 1.1%
            Synaptics, Inc.........................   17,650    533,383
                                                             ----------
          Containers-Paper/Plastic -- 0.0%
            Temple-Inland, Inc.....................       79      1,205
                                                             ----------
          Data Processing/Management -- 2.0%
            Fiserv, Inc.+..........................   20,100    951,132
                                                             ----------
          Dental Supplies & Equipment -- 0.2%
            Sirona Dental Systems, Inc.+...........    2,952     68,722
                                                             ----------
          Distribution/Wholesale -- 3.8%
            Beacon Roofing Supply, Inc.+...........   50,100    782,562
            Pool Corp..............................   44,245  1,032,236
                                                             ----------
                                                              1,814,798
                                                             ----------
          Diversified Operations/Commercial Services -- 2.1%
            Chemed Corp.............................  24,300    997,758
                                                             ----------
          E-Marketing/Info -- 1.0%
            Constant Contact, Inc.+.................  26,966    460,310
                                                             ----------
          Enterprise Software/Service -- 1.1%
            Oracle Corp.+...........................  26,000    528,060
                                                             ----------
          Finance-Investment Banker/Broker -- 3.9%
            Citigroup, Inc..........................  45,300    929,103
            Investment Technology Group, Inc.+......   9,700    295,171

                                                                 Market
                                                                 Value
                    Security Description               Shares   (Note 3)
       ------------------------------------------------------------------
       Finance-Investment Banker/Broker (continued)
         JPMorgan Chase & Co..........................  14,100 $  658,470
                                                               ----------
                                                                1,882,744
                                                               ----------
       Food-Canned -- 1.3%
         Treehouse Foods, Inc.+.......................  21,400    635,580
                                                               ----------
       Food-Meat Products -- 0.9%
         Hormel Foods Corp............................  12,350    448,058
                                                               ----------
       Food-Misc. -- 2.9%
         Cal-Maine Foods, Inc.........................  30,207    828,880
         Chiquita Brands International, Inc.+.........  35,500    561,255
                                                               ----------
                                                                1,390,135
                                                               ----------
       Food-Wholesale/Distribution -- 0.8%
         Fresh Del Monte Produce, Inc.+...............  16,278    361,372
                                                               ----------
       Footwear & Related Apparel -- 3.3%
         Iconix Brand Group, Inc.+.................... 121,900  1,594,452
                                                               ----------
       Health Care Cost Containment -- 2.1%
         McKesson Corp................................  18,300    984,723
                                                               ----------
       Investment Management/Advisor Services -- 2.0%
         Invesco, Ltd.................................  45,300    950,394
                                                               ----------
       Medical Instruments -- 2.6%
         Beckman Coulter, Inc.........................  17,800  1,263,622
                                                               ----------
       Medical Products -- 2.1%
         Becton Dickinson & Co........................  12,700  1,019,302
                                                               ----------
       Medical-Drugs -- 1.0%
         AstraZeneca PLC ADR..........................  10,900    478,292
                                                               ----------
       Medical-Generic Drugs -- 1.1%
         Mylan, Inc.+.................................  44,300    505,906
                                                               ----------
       Mining -- 1.9%
         Agnico-Eagle Mines, Ltd......................  16,800    925,176
                                                               ----------
       Networking Products -- 2.2%
         Cisco Systems, Inc.+.........................  46,400  1,046,784
                                                               ----------
       Oil Companies-Exploration & Production -- 2.1%
         McMoRan Exploration Co.+.....................  41,400    978,696
                                                               ----------
       Oil Field Machinery & Equipment -- 1.0%
         FMC Technologies, Inc.+......................  10,400    484,120
                                                               ----------
       Real Estate Operations & Development -- 0.5%
         The St. Joe Co.+.............................   6,000    234,540
                                                               ----------
       Rental Auto/Equipment -- 1.0%
         Rent-A-Center, Inc.+.........................  21,300    474,564
                                                               ----------
       Retail-Apparel/Shoe -- 2.6%
         Tween Brands, Inc.+.......................... 127,700  1,250,183
                                                               ----------
       Retirement/Aged Care -- 1.1%
         Brookdale Senior Living, Inc.................  23,500    516,765
                                                               ----------
       Telecom Services -- 1.5%
         Amdocs, Ltd.+................................  26,300    720,094
                                                               ----------
       Telecommunication Equipment -- 2.2%
         Harris Corp..................................  23,100  1,067,220
                                                               ----------

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                  Shares/     Market
                                                 Principal    Value
                 Security Description             Amount     (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         X-Ray Equipment -- 1.2%
           Hologic, Inc.+......................     28,800  $   556,704
                                                            -----------
         Total Long-Term Investment Securities
            (cost $37,615,971).................              36,051,352
                                                            -----------
         REPURCHASE AGREEMENT -- 11.8%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(1)
            (cost $5,662,000).................. $5,662,000    5,662,000
                                                            -----------
         TOTAL INVESTMENTS --
            (cost $43,277,971)(2)..............       87.2%  41,713,352
         Other assets less liabilities.........       12.8    6,101,358
                                                ----------  -----------
         NET ASSETS --                               100.0% $47,814,710
                                                ==========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchasement Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Growth and Income Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)

Industry Allocation*

                 Oil Companies-Integrated...............  10.1%
                 Repurchase Agreement...................   5.9
                 Medical-Drugs..........................   5.7
                 Diversified Manufacturing Operations...   5.5
                 Banks-Super Regional...................   4.8
                 Electric-Integrated....................   4.5
                 Finance-Investment Banker/Broker.......   4.4
                 Telephone-Integrated...................   4.0
                 Multimedia.............................   3.1
                 Investment Management/Advisor Services.   3.0
                 Tobacco................................   2.9
                 Retail-Apparel/Shoe....................   2.8
                 Applications Software..................   2.2
                 Electronic Components-Semiconductors...   2.1
                 Medical Products.......................   2.0
                 Medical-HMO............................   1.9
                 Networking Products....................   1.8
                 Cosmetics & Toiletries.................   1.8
                 Beverages-Non-alcoholic................   1.7
                 Aerospace/Defense-Equipment............   1.6
                 Paper & Related Products...............   1.6
                 Health Care Cost Containment...........   1.5
                 Vitamins & Nutrition Products..........   1.5
                 Telecommunication Equipment............   1.5
                 Non-Hazardous Waste Disposal...........   1.5
                 Retail-Drug Store......................   1.5
                 Chemicals-Diversified..................   1.5
                 Finance-Credit Card....................   1.5
                 Food-Misc..............................   1.4
                 Aerospace/Defense......................   1.4
                 Oil-Field Services.....................   1.4
                 Retail-Discount........................   1.3
                 Electronic Components-Misc.............   1.3
                 Wireless Equipment.....................   1.2
                 Enterprise Software/Service............   1.2
                 Computers..............................   1.1
                 Retail-Restaurants.....................   1.0
                 Oil Companies-Exploration & Production.   1.0
                 Metal-Diversified......................   1.0
                 Medical Instruments....................   1.0
                 Computer Services......................   0.9
                 Web Portals/ISP........................   0.9
                 Telecom Equipment-Fiber Optics.........   0.9
                                                         -----
                                                         100.9%
                                                         =====

--------
* Calculated as a percentage of net assets

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008


                                                               Market
                                                               Value
                    Security Description              Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 95.0%
        Aerospace/Defense -- 1.4%
          General Dynamics Corp...................... 13,600 $1,001,232
                                                             ----------
        Aerospace/Defense-Equipment -- 1.6%
          United Technologies Corp................... 19,200  1,153,152
                                                             ----------
        Applications Software -- 2.2%
          Microsoft Corp............................. 60,300  1,609,407
                                                             ----------
        Banks-Super Regional -- 4.8%
          Bank of America Corp....................... 66,100  2,313,500
          US Bancorp................................. 32,900  1,185,058
                                                             ----------
                                                              3,498,558
                                                             ----------
        Beverages-Non-alcoholic -- 1.7%
          PepsiCo, Inc............................... 17,700  1,261,479
                                                             ----------
        Chemicals-Diversified -- 1.5%
          E.I. du Pont de Nemours & Co............... 26,400  1,063,920
                                                             ----------
        Computer Services -- 0.9%
          Computer Sciences Corp.+................... 16,600    667,154
                                                             ----------
        Computers -- 1.1%
          Hewlett-Packard Co......................... 17,200    795,328
                                                             ----------
        Cosmetics & Toiletries -- 1.8%
          Procter & Gamble Co........................ 18,400  1,282,296
                                                             ----------
        Diversified Manufacturing Operations -- 5.5%
          General Electric Co........................ 83,500  2,129,250
          Honeywell International, Inc............... 22,900    951,495
          Textron, Inc............................... 31,400    919,392
                                                             ----------
                                                              4,000,137
                                                             ----------
        Electric-Integrated -- 4.5%
          FPL Group, Inc............................. 13,600    684,080
          PG&E Corp.................................. 20,100    752,745
          Southern Co................................ 25,300    953,557
          Xcel Energy, Inc........................... 43,500    869,565
                                                             ----------
                                                              3,259,947
                                                             ----------
        Electronic Components-Misc. -- 1.3%
          Tyco Electronics, Ltd...................... 34,700    959,802
                                                             ----------
        Electronic Components-Semiconductors -- 2.1%
          Intel Corp................................. 41,000    767,930
          MEMC Electronic Materials, Inc.+........... 25,600    723,456
                                                             ----------
                                                              1,491,386
                                                             ----------
        Enterprise Software/Service -- 1.2%
          Oracle Corp.+.............................. 41,900    850,989
                                                             ----------
        Finance-Credit Card -- 1.5%
          American Express Co........................ 30,000  1,062,900
                                                             ----------
        Finance-Investment Banker/Broker -- 4.4%
          Citigroup, Inc............................. 57,500  1,179,325
          JPMorgan Chase & Co........................ 43,500  2,031,450
                                                             ----------
                                                              3,210,775
                                                             ----------
        Food-Misc. -- 1.4%
          Kraft Foods, Inc., Class A................. 32,000  1,048,000
                                                             ----------

                                                                Market
                                                                Value
                    Security Description               Shares  (Note 3)
       -----------------------------------------------------------------
       Health Care Cost Containment -- 1.5%
         McKesson Corp................................ 20,900 $1,124,629
                                                              ----------
       Investment Management/Advisor Services -- 3.0%
         Ameriprise Financial, Inc.................... 29,700  1,134,540
         Invesco, Ltd................................. 50,300  1,055,294
                                                              ----------
                                                               2,189,834
                                                              ----------
       Medical Instruments -- 1.0%
         Medtronic, Inc............................... 14,400    721,440
                                                              ----------
       Medical Products -- 2.0%
         Johnson & Johnson............................ 21,100  1,461,808
                                                              ----------
       Medical-Drugs -- 5.7%
         Abbott Laboratories.......................... 13,600    783,088
         Eli Lilly & Co............................... 15,600    686,868
         Merck & Co., Inc............................. 24,400    770,064
         Pfizer, Inc.................................. 62,050  1,144,202
         Wyeth........................................ 20,600    760,964
                                                              ----------
                                                               4,145,186
                                                              ----------
       Medical-HMO -- 1.9%
         Aetna, Inc................................... 20,200    729,422
         UnitedHealth Group, Inc...................... 27,100    688,069
                                                              ----------
                                                               1,417,491
                                                              ----------
       Metal-Diversified -- 1.0%
         Freeport-McMoRan Copper & Gold, Inc.......... 12,700    721,995
                                                              ----------
       Multimedia -- 3.1%
         The Walt Disney Co........................... 34,300  1,052,667
         Time Warner, Inc............................. 92,700  1,215,297
                                                              ----------
                                                               2,267,964
                                                              ----------
       Networking Products -- 1.8%
         Cisco Systems, Inc.+......................... 57,500  1,297,200
                                                              ----------
       Non-Hazardous Waste Disposal -- 1.5%
         Waste Management, Inc........................ 34,900  1,099,001
                                                              ----------
       Oil Companies-Exploration & Production -- 1.0%
         XTO Energy, Inc.............................. 16,100    748,972
                                                              ----------
       Oil Companies-Integrated -- 10.1%
         Chevron Corp................................. 21,800  1,798,064
         ConocoPhillips............................... 24,800  1,816,600
         Exxon Mobil Corp............................. 25,000  1,941,500
         Marathon Oil Corp............................ 45,800  1,826,046
                                                              ----------
                                                               7,382,210
                                                              ----------
       Oil-Field Services -- 1.4%
         Schlumberger, Ltd............................ 12,800    999,552
                                                              ----------
       Paper & Related Products -- 1.6%
         International Paper Co....................... 43,100  1,128,358
                                                              ----------
       Retail-Apparel/Shoe -- 2.8%
         American Eagle Outfitters, Inc............... 70,300  1,072,075
         Limited Brands, Inc.......................... 55,700    964,724
                                                              ----------
                                                               2,036,799
                                                              ----------

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                  Shares/      Market
                                                 Principal     Value
                 Security Description             Amount      (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Retail-Discount -- 1.3%
          Target Corp..........................     19,800  $   971,190
                                                            -----------
        Retail-Drug Store -- 1.5%
          CVS Caremark Corp....................     32,600    1,097,316
                                                            -----------
        Retail-Restaurants -- 1.0%
          McDonald's Corp......................     12,300      758,910
                                                            -----------
        Telecom Equipment-Fiber Optics -- 0.9%
          Corning, Inc.........................     40,300      630,292
                                                            -----------
        Telecommunication Equipment -- 1.5%
          Harris Corp..........................     24,000    1,108,800
                                                            -----------
        Telephone-Integrated -- 4.0%
          AT&T, Inc............................     64,000    1,786,880
          Verizon Communications, Inc..........     35,400    1,135,986
                                                            -----------
                                                              2,922,866
                                                            -----------
        Tobacco -- 2.9%
          Altria Group, Inc....................     41,500      823,360
          Philip Morris International, Inc.....     26,600    1,279,460
                                                            -----------
                                                              2,102,820
                                                            -----------
        Vitamins & Nutrition Products -- 1.5%
          NBTY, Inc.+..........................     37,700    1,112,904
                                                            -----------
        Web Portals/ISP -- 0.9%
          Google, Inc., Class A+...............      1,600      640,832
                                                            -----------
        Wireless Equipment -- 1.2%
          QUALCOMM, Inc........................     20,500      880,885
                                                            -----------
        Total Long-Term Investment Securities
           (cost $76,599,281)..................              69,185,716
                                                            -----------
        REPURCHASE AGREEMENT -- 5.9%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)
           (cost $4,283,000)................... $4,283,000    4,283,000
                                                            -----------
        TOTAL INVESTMENTS --
           (cost $80,882,281)(2)...............      100.9%  73,468,716
        Liabilities in excess of other assets..       (0.9)    (642,674)
                                                ----------  -----------
        NET ASSETS --                                100.0% $72,826,042
                                                ==========  ===========

--------
+  Non-income producing security
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 7 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica Balanced Assets Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)

Industry Allocation*

                  Federal Home Loan Mtg. Corp............ 7.5%
                  Oil Companies-Integrated............... 4.4
                  Federal National Mtg. Assoc............ 4.1
                  Electric-Integrated.................... 3.8
                  Finance-Investment Banker/Broker....... 3.8
                  Repurchase Agreements.................. 3.7
                  Diversified Financial Services......... 3.7
                  Banks-Super Regional................... 3.2
                  Diversified Manufacturing Operations... 3.0
                  Medical-Drugs.......................... 2.6
                  United States Treasury Notes........... 2.6
                  Telephone-Integrated................... 2.4
                  Oil Companies-Exploration & Production. 2.4
                  Computers.............................. 2.3
                  Medical Products....................... 2.1
                  Medical-Biomedical/Gene................ 2.0
                  Multimedia............................. 1.8
                  Cosmetics & Toiletries................. 1.6
                  Applications Software.................. 1.6
                  Retail-Drug Store...................... 1.4
                  Beverages-Non-alcoholic................ 1.4
                  Aerospace/Defense...................... 1.3
                  Electronic Components-Semiconductors... 1.2
                  Special Purpose Entities............... 1.1
                  Retail-Discount........................ 1.1
                  Medical-HMO............................ 1.1
                  Investment Management/Advisor Services. 1.1
                  Oil-Field Services..................... 1.0
                  Insurance-Multi-line................... 1.0
                  Aerospace/Defense-Equipment............ 1.0
                  Networking Products.................... 0.9
                  Web Portals/ISP........................ 0.9
                  Agricultural Chemicals................. 0.9
                  Wireless Equipment..................... 0.8
                  Government National Mtg. Assoc......... 0.8
                  Banks-Commercial....................... 0.7
                  Electric Products-Misc................. 0.7
                  Retail-Apparel/Shoe.................... 0.7
                  Insurance-Property/Casualty............ 0.6
                  Sovereign.............................. 0.6
                  Instruments-Scientific................. 0.6
                  Commercial Services-Finance............ 0.6
                  Enterprise Software/Service............ 0.6
                  Medical Instruments.................... 0.6
                  Medical-Generic Drugs.................. 0.6
                  Chemicals-Diversified.................. 0.6
                  Paper & Related Products............... 0.5
                  Consumer Products-Misc................. 0.5
                  Non-Hazardous Waste Disposal........... 0.5
                  Telecommunication Equipment............ 0.5
                  Cellular Telecom....................... 0.5
                  Pipelines.............................. 0.5
                  Agricultural Operations................ 0.5
                  Banks-Fiduciary........................ 0.4
                  Finance-Credit Card.................... 0.4
                  Electronic Measurement Instruments..... 0.4
                  Electronic Forms....................... 0.4
                  Metal-Diversified...................... 0.4
                  Telecom Services....................... 0.4
                  Oil & Gas Drilling..................... 0.4
                  Tobacco................................ 0.4
                  Retail-Office Supplies................. 0.4

                  Data Processing/Management............  0.4%
                  Electronics-Military..................  0.4
                  Insurance-Life/Health.................  0.4
                  United States Treasury Bonds..........  0.4
                  X-Ray Equipment.......................  0.3
                  Transport-Air Freight.................  0.3
                  Savings & Loans/Thrifts...............  0.3
                  Oil Field Machinery & Equipment.......  0.3
                  Telecom Equipment-Fiber Optics........  0.3
                  Finance-Other Services................  0.3
                  Steel-Producers.......................  0.2
                  Electric-Generation...................  0.2
                  Medical-Wholesale Drug Distribution...  0.2
                  Medical-Hospitals.....................  0.2
                  Office Automation & Equipment.........  0.2
                  Retail-Consumer Electronics...........  0.2
                  Transport-Rail........................  0.2
                  E-Commerce/Services...................  0.2
                  Food-Misc.............................  0.2
                  Cable TV..............................  0.2
                  Diversified Minerals..................  0.2
                  Oil Refining & Marketing..............  0.2
                  Computer Aided Design.................  0.2
                  Retail-Regional Department Stores.....  0.2
                  Banks-Money Center....................  0.2
                  Broadcast Services/Program............  0.2
                  Internet Infrastructure Software......  0.2
                  Real Estate Operations & Development..  0.1
                  Insurance-Reinsurance.................  0.1
                  Real Estate Investment Trusts.........  0.1
                  Finance-Commercial....................  0.1
                  Diversified Operations................  0.1
                  Beverages-Wine/Spirits................  0.1
                  Containers-Paper/Plastic..............  0.1
                  Insurance Brokers.....................  0.1
                  Casino Hotels.........................  0.1
                  Chemicals-Specialty...................  0.1
                  Computer Services.....................  0.1
                  Coal..................................  0.1
                  Metal-Aluminum........................  0.1
                  Metal Processors & Fabrication........  0.1
                  Airlines..............................  0.1
                  Transport-Marine......................  0.1
                  Finance-Auto Loans....................  0.1
                  Television............................  0.1
                  Food-Retail...........................  0.1
                  Independent Power Producers...........  0.1
                  Diagnostic Kits.......................  0.1
                  Brewery...............................  0.1
                  Transport-Services....................  0.1
                  Auto-Cars/Light Trucks................  0.1
                  Finance-Mortgage Loan/Banker..........  0.1
                  Cruise Lines..........................  0.1
                  Water.................................  0.1
                  Satellite Telecom.....................  0.1
                  Physicians Practice Management........  0.1
                  Auto/Truck Parts & Equipment-Original.  0.1
                                                         ----
                                                         99.4%
                                                         ====

--------
* Calculated as a percentage of net assets

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008


                                                             Market
                                                             Value
                    Security Description            Shares  (Note 3)
           ----------------------------------------------------------
           COMMON STOCK -- 60.7%
           Aerospace/Defense -- 1.3%
             Boeing Co.............................  5,200 $  298,220
             General Dynamics Corp.................  6,200    456,444
             Lockheed Martin Corp..................  3,100    339,977
             Raytheon Co...........................  7,400    395,974
                                                           ----------
                                                            1,490,615
                                                           ----------
           Aerospace/Defense-Equipment -- 0.9%
             United Technologies Corp.............. 15,900    954,954
                                                           ----------
           Agricultural Chemicals -- 0.7%
             Monsanto Co...........................  8,300    821,534
                                                           ----------
           Agricultural Operations -- 0.4%
             Archer-Daniels-Midland Co............. 22,800    499,548
                                                           ----------
           Applications Software -- 1.5%
             Microsoft Corp........................ 64,478  1,720,918
                                                           ----------
           Banks-Fiduciary -- 0.3%
             The Bank of New York Mellon Corp...... 11,847    385,975
                                                           ----------
           Banks-Super Regional -- 2.9%
             Bank of America Corp.................. 41,488  1,452,080
             US Bancorp............................ 21,700    781,634
             Wells Fargo & Co...................... 24,900    934,497
                                                           ----------
                                                            3,168,211
                                                           ----------
           Beverages-Non-alcoholic -- 1.4%
             PepsiCo, Inc.......................... 21,300  1,518,051
                                                           ----------
           Cellular Telecom -- 0.3%
             NII Holdings, Inc.+...................  8,900    337,488
                                                           ----------
           Chemicals-Diversified -- 0.4%
             E.I. du Pont de Nemours & Co.......... 11,700    471,510
                                                           ----------
           Coal -- 0.1%
             Peabody Energy Corp...................  2,400    108,000
                                                           ----------
           Commercial Services-Finance -- 0.4%
             Visa, Inc., Class A...................  7,950    488,051
                                                           ----------
           Computer Aided Design -- 0.2%
             Autodesk, Inc.+.......................  5,844    196,066
                                                           ----------
           Computers -- 2.3%
             Apple, Inc.+..........................  6,600    750,156
             Hewlett-Packard Co.................... 22,000  1,017,280
             International Business Machines Corp..  3,800    444,448
             Research In Motion, Ltd.+.............  4,300    293,690
                                                           ----------
                                                            2,505,574
                                                           ----------
           Consumer Products-Misc. -- 0.5%
             Kimberly-Clark Corp...................  9,100    590,044
                                                           ----------
           Cosmetics & Toiletries -- 1.6%
             Procter & Gamble Co................... 25,400  1,770,126
                                                           ----------
           Data Processing/Management -- 0.4%
             Fiserv, Inc.+.........................  9,000    425,880
                                                           ----------
           Diagnostic Kits -- 0.1%
             Inverness Medical Innovations, Inc.+..  2,601     78,030
                                                           ----------

                                                               Market
                                                               Value
                    Security Description              Shares  (Note 3)
        ---------------------------------------------------------------
        Diversified Manufacturing Operations -- 2.8%
          Danaher Corp...............................  9,900 $  687,060
          Dover Corp.................................  8,590    348,325
          Eaton Corp.................................  6,000    337,080
          General Electric Co........................ 51,300  1,308,150
          Honeywell International, Inc............... 10,400    432,120
                                                             ----------
                                                              3,112,735
                                                             ----------
        Diversified Minerals -- 0.2%
          Cia Vale do Rio Doce ADR................... 11,100    212,565
                                                             ----------
        E-Commerce/Services -- 0.2%
          eBay, Inc.+................................  9,900    221,562
                                                             ----------
        Electric Products-Misc. -- 0.7%
          AMETEK, Inc................................  8,734    356,085
          Emerson Electric Co........................  9,700    395,663
                                                             ----------
                                                                751,748
                                                             ----------
        Electric-Integrated -- 2.0%
          FPL Group, Inc.............................  9,700    487,910
          PG&E Corp.................................. 13,700    513,065
          Southern Co................................ 17,300    652,037
          Xcel Energy, Inc........................... 30,100    601,699
                                                             ----------
                                                              2,254,711
                                                             ----------
        Electronic Components-Semiconductors -- 1.1%
          Broadcom Corp., Class A+...................  4,700     87,561
          Intel Corp................................. 39,100    732,343
          MEMC Electronic Materials, Inc.+...........  4,800    135,648
          Texas Instruments, Inc..................... 11,900    255,850
                                                             ----------
                                                              1,211,402
                                                             ----------
        Electronic Forms -- 0.4%
          Adobe Systems, Inc.+....................... 11,900    469,693
                                                             ----------
        Electronic Measurement Instruments -- 0.4%
          Agilent Technologies, Inc.+................ 13,700    406,342
                                                             ----------
        Electronics-Military -- 0.4%
          L-3 Communications Holdings, Inc...........  4,000    393,280
                                                             ----------
        Enterprise Software/Service -- 0.6%
          Oracle Corp.+.............................. 31,700    643,827
                                                             ----------
        Finance-Credit Card -- 0.4%
          American Express Co........................ 12,500    442,875
                                                             ----------
        Finance-Investment Banker/Broker -- 3.2%
          Citigroup, Inc............................. 53,988  1,107,294
          JPMorgan Chase & Co........................ 31,700  1,480,390
          The Charles Schwab Corp.................... 20,400    530,400
          The Goldman Sachs Group, Inc...............  3,200    409,600
                                                             ----------
                                                              3,527,684
                                                             ----------
        Finance-Other Services -- 0.2%
          CME Group, Inc.............................    675    250,769
                                                             ----------
        Independent Power Producers -- 0.0%
          Mirant Corp.+..............................    186      3,402
                                                             ----------
        Instruments-Scientific -- 0.6%
          Thermo Fisher Scientific, Inc.+............ 12,600    693,000
                                                             ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                                Market
                                                                Value
                    Security Description               Shares  (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Insurance-Multi-line -- 0.8%
         Assurant, Inc................................  6,300 $  346,500
         MetLife, Inc.................................  9,500    532,000
                                                              ----------
                                                                 878,500
                                                              ----------
       Insurance-Property/Casualty -- 0.6%
         Chubb Corp................................... 11,300    620,370
                                                              ----------
       Internet Infrastructure Software -- 0.1%
         Akamai Technologies, Inc.+...................  9,800    170,912
                                                              ----------
       Investment Management/Advisor Services -- 1.0%
         Ameriprise Financial, Inc.................... 12,000    458,400
         Invesco, Ltd................................. 31,500    660,870
                                                              ----------
                                                               1,119,270
                                                              ----------
       Medical Instruments -- 0.6%
         Medtronic, Inc............................... 12,600    631,260
                                                              ----------
       Medical Products -- 2.0%
         Johnson & Johnson............................ 25,500  1,766,640
         Zimmer Holdings, Inc.+.......................  6,750    435,780
                                                              ----------
                                                               2,202,420
                                                              ----------
       Medical-Biomedical/Gene -- 2.0%
         Amgen, Inc.+.................................  2,100    124,467
         Celgene Corp.+...............................  6,900    436,632
         Genentech, Inc.+.............................  5,200    461,136
         Genzyme Corp.+...............................  7,200    582,408
         Gilead Sciences, Inc.+....................... 14,400    656,352
                                                              ----------
                                                               2,260,995
                                                              ----------
       Medical-Drugs -- 2.3%
         Abbott Laboratories.......................... 13,000    748,540
         Eli Lilly & Co...............................  6,800    299,404
         Merck & Co., Inc............................. 10,800    340,848
         Pfizer, Inc.................................. 41,714    769,206
         Wyeth........................................  9,200    339,848
                                                              ----------
                                                               2,497,846
                                                              ----------
       Medical-Generic Drugs -- 0.6%
         Barr Pharmaceuticals, Inc.+..................  4,800    313,440
         Mylan, Inc.+................................. 26,900    307,198
                                                              ----------
                                                                 620,638
                                                              ----------
       Medical-HMO -- 0.9%
         Aetna, Inc...................................  9,200    332,212
         UnitedHealth Group, Inc...................... 27,200    690,608
                                                              ----------
                                                               1,022,820
                                                              ----------
       Medical-Wholesale Drug Distribution -- 0.2%
         Cardinal Health, Inc.........................  4,200    206,976
                                                              ----------
       Metal-Diversified -- 0.4%
         Freeport-McMoRan Copper & Gold, Inc..........  8,200    466,170
                                                              ----------
       Multimedia -- 1.4%
         News Corp., Class A.......................... 15,914    190,809
         The Walt Disney Co........................... 17,400    534,006
         Time Warner, Inc............................. 61,700    808,887
                                                              ----------
                                                               1,533,702
                                                              ----------

                                                                Market
                                                                Value
                    Security Description               Shares  (Note 3)
       -----------------------------------------------------------------
       Networking Products -- 0.9%
         Cisco Systems, Inc.+......................... 45,300 $1,021,968
                                                              ----------
       Non-Hazardous Waste Disposal -- 0.5%
         Waste Management, Inc........................ 16,000    503,840
                                                              ----------
       Oil & Gas Drilling -- 0.4%
         Transocean, Inc.+............................  4,183    459,461
                                                              ----------
       Oil Companies-Exploration & Production -- 2.0%
         Apache Corp..................................  6,150    641,322
         Devon Energy Corp............................  1,950    177,840
         Occidental Petroleum Corp....................  6,500    457,925
         Ultra Petroleum Corp.+.......................  2,500    138,350
         XTO Energy, Inc.............................. 18,400    855,968
                                                              ----------
                                                               2,271,405
                                                              ----------
       Oil Companies-Integrated -- 4.3%
         Chevron Corp................................. 13,328  1,099,293
         ConocoPhillips............................... 13,300    974,225
         Exxon Mobil Corp............................. 24,500  1,902,670
         Marathon Oil Corp............................ 19,400    773,478
                                                              ----------
                                                               4,749,666
                                                              ----------
       Oil Field Machinery & Equipment -- 0.3%
         Cameron International Corp.+.................  4,400    169,576
         National-Oilwell Varco, Inc.+................  2,700    135,621
                                                              ----------
                                                                 305,197
                                                              ----------
       Oil-Field Services -- 1.0%
         Halliburton Co...............................  7,300    236,447
         Schlumberger, Ltd............................  8,900    695,001
         Weatherford International, Ltd.+.............  5,000    125,700
                                                              ----------
                                                               1,057,148
                                                              ----------
       Paper & Related Products -- 0.5%
         International Paper Co....................... 19,800    518,364
                                                              ----------
       Retail-Apparel/Shoe -- 0.7%
         American Eagle Outfitters, Inc............... 48,300    736,575
                                                              ----------
       Retail-Consumer Electronics -- 0.2%
         Best Buy Co., Inc............................  6,400    240,000
                                                              ----------
       Retail-Discount -- 1.1%
         Target Corp.................................. 15,500    760,275
         Wal-Mart Stores, Inc.........................  7,000    419,230
                                                              ----------
                                                               1,179,505
                                                              ----------
       Retail-Drug Store -- 1.4%
         CVS Caremark Corp............................ 45,261  1,523,485
                                                              ----------
       Retail-Office Supplies -- 0.4%
         Staples, Inc................................. 19,700    443,250
                                                              ----------
       Retail-Regional Department Stores -- 0.2%
         Kohl's Corp.+................................  4,200    193,536
                                                              ----------
       Telecom Equipment-Fiber Optics -- 0.3%
         Corning, Inc................................. 21,400    334,696
                                                              ----------
       Telecommunication Equipment -- 0.5%
         Harris Corp.................................. 11,300    522,060
                                                              ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                       Shares/    Market
                                                      Principal   Value
                 Security Description                  Amount    (Note 3)
    ----------------------------------------------------------------------
    COMMON STOCK (continued)
    Telephone-Integrated -- 1.8%
      AT&T, Inc......................................   42,135  $ 1,176,409
      Verizon Communications, Inc....................   26,100      837,549
                                                                -----------
                                                                  2,013,958
                                                                -----------
    Tobacco -- 0.4%
      Philip Morris International, Inc...............    9,500      456,950
                                                                -----------
    Web Portals/ISP -- 0.9%
      Google, Inc., Class A+.........................    2,500    1,001,300
                                                                -----------
    Wireless Equipment -- 0.8%
      QUALCOMM, Inc..................................   21,050      904,519
                                                                -----------
    X-Ray Equipment -- 0.3%
      Hologic, Inc.+.................................   19,100      369,203
                                                                -----------
    Total Common Stock
       (cost $70,957,386)............................            67,164,135
                                                                -----------
    PREFERRED STOCK -- 0.4%
    Banks-Money Center -- 0.1%
      Santander Finance Preferred SA 4.00%(1)........    8,400       67,368
                                                                -----------
    Banks-Super Regional -- 0.0%
      Wachovia Capital Trust IX 6.38%................    3,100       34,441
                                                                -----------
    Diversified Financial Services -- 0.2%
      General Electric Capital Corp. 8.00%(2)........   14,000      266,700
                                                                -----------
    Federal Home Loan Mtg. Corp. -- 0.0%
      Federal Home Loan Mtg. Corp. 8.38%(1)..........    1,300        2,119
                                                                -----------
    Special Purpose Entity -- 0.1%
      Structured Repackaged Asset-Backed Trust
       Securities 3.00%(1)...........................    9,200      126,868
                                                                -----------
    Total Preferred Stock
       (cost $874,066)...............................               497,496
                                                                -----------
    ASSET BACKED SECURITIES -- 3.3%
    Diversified Financial Services -- 3.3%
      Banc of America Commercial Mtg., Inc.
       Series 2006-6, Class AM
       5.39% due 10/10/45(4)......................... $ 80,000       63,590
      Banc of America Funding Corp.
       Series 2007-C, Class 5A1
       5.39% due 05/20/36(3)(5)......................  318,146      254,015
      Banc of America Funding Corp.
       Series 2006-J, Class 2A1
       5.89% due 01/20/47(3)(5)......................  303,878      213,660
      Bear Stearns Commercial Mtg. Securities, Inc.
       Series 2007-PW15, Class A2
       5.21% due 02/11/44(4).........................  165,000      156,731
      Chase Mtg. Finance Corp.
       Series 2007-A2, Class 1A1
       5.02% due 07/25/37(3)(5)......................  228,503      208,397
      Citigroup Commercial Mtg. Trust
       Series 2008-C7, Class AM
       6.10% due 12/01/49(3)(4)......................   12,000        9,535
      Commercial Mtg. Asset Trust
       Series 1999-C1, Class D
       7.35% due 01/17/32(3)(4)......................   15,000       15,380
      Commercial Mtg. Pass Through Certs.
       Series 2004-LB2A, Class A3
       4.22% due 03/10/39(4).........................  674,000      652,145

                                                                    Market
                                                        Principal   Value
                  Security Description                   Amount    (Note 3)
   ------------------------------------------------------------------------
   Diversified Financial Services (continued)
     GE Capital Commercial Mtg. Corp.
      Series 2004-C2, Class A4
      4.89% due 03/10/40(4)............................ $ 55,000  $   50,439
     GMAC Commercial Mtg. Securities, Inc.
      Series 2003-C2, Class A2
      5.67% due 05/10/40(3)(4).........................    3,000       2,859
     JP Morgan Chase Commercial Mtg. Securities Corp.
      Series 2006-LDP9, Class AM
      5.37% due 05/15/47(4)............................  334,000     263,718
     JP Morgan Chase Commercial Mtg. Securities Corp.
      Series 2008-C2, Class AM
      6.80% due 02/12/51(3)(4).........................  271,000     221,770
     LB Commercial Conduit Mtg. Trust
      Series 1998-C1, Class E
      7.00% due 02/18/30(4)............................   14,000      14,163
     Ocwen Advance Receivables Backed Notes
      Series 2006-1A
      5.34% due 11/24/15*(11)..........................  350,000     280,000
     Providian Master Note Trust
      Series 2006-C1A, Class C1
      3.04% due 03/16/15*(1)...........................  550,000     330,000
     Swift Master Auto Receivables Trust
      Series 2007-2, Class A
      3.14% due 10/15/12(1)............................  439,937     404,603
     Wells Fargo Mtg. Backed Securities Trust
      Series 2006-AR17, Class A2
      5.83% due 10/25/36(1)(5).........................  369,516     297,734
     Wells Fargo Mtg. Backed Securities Trust
      Series 2006-AR12, Class 2A1
      6.10% due 09/25/36(3)(5).........................  189,163     157,763
                                                                  ----------
   Total Asset Backed Securities
      (cost $4,344,112)................................            3,596,502
                                                                  ----------
   CORPORATE BONDS & NOTES -- 12.3%
   Aerospace/Defense-Equipment -- 0.1%
     United Technologies Corp.
      Senior Notes
      4.88% due 05/01/15...............................   82,000      80,762
     United Technologies Corp.
      Notes
      6.13% due 07/15/38...............................   36,000      34,782
                                                                  ----------
                                                                     115,544
                                                                  ----------
   Agricultural Chemicals -- 0.1%
     Monsanto Co.
      Company Guar. Bonds
      5.88% due 04/15/38...............................   40,000      36,250
     Mosaic Global Holdings, Inc.
      Debentures
      7.38% due 08/01/18...............................   10,000       9,930
     Terra Capital, Inc.
      Company Guar. Notes
      7.00% due 02/01/17...............................   25,000      23,750
     The Mosaic Co.
      Senior Notes
      7.38% due 12/01/14*..............................   45,000      46,587
                                                                  ----------
                                                                     116,517
                                                                  ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                                 Market
                                                      Principal  Value
                   Security Description                Amount   (Note 3)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Airlines -- 0.1%
         American Airlines, Inc.
          Pass Through Certs.
          Series 2001-1, Class A-2
          6.82% due 05/23/11......................... $ 70,000  $ 54,600
         Northwest Airlines, Inc.
          Pass Through Certs.
          Series 2002-1, Class G2
          6.26% due 11/20/21.........................   41,330    36,474
                                                                --------
                                                                  91,074
                                                                --------
       Auto-Cars/Light Trucks -- 0.1%
         Ford Motor Co.
          Debentures
          6.38% due 02/01/29.........................   60,000    22,200
         General Motors Corp.
          Debentures
          7.13% due 07/15/13.........................   93,000    42,780
                                                                --------
                                                                  64,980
                                                                --------
       Auto/Truck Parts & Equipment-Original -- 0.1%
         Johnson Controls, Inc.
          Senior Notes
          5.25% due 01/15/11.........................   52,000    52,598
                                                                --------
       Banks-Commercial -- 0.5%
         CoBank ACB
          Senior Sub. Notes
          7.88% due 04/16/18*........................   16,000    15,408
         Colonial Bank NA
          Sub. Notes
          6.38% due 12/01/15.........................   70,000    52,169
         Credit Suisse New York
          Senior Notes
          5.00% due 05/15/13.........................   49,000    45,408
         First Maryland Capital II
          Company Guar. Notes
          3.65% due 02/01/27(1)......................  196,000   129,116
         KeyBank NA
          Sub. Notes
          5.45% due 03/03/16.........................   54,000    31,332
         KeyBank NA
          Sub. Notes
          7.41% due 10/15/27.........................   16,000    13,163
         SouthTrust Bank
          Sub. Notes
          4.75% due 03/01/13.........................   99,000    73,882
         SouthTrust Corp.
          Sub. Notes
          5.80% due 06/15/14.........................   55,000    33,749
         Sovereign Bank
          Sub. Notes
          8.75% due 05/30/18.........................   52,000    35,544
         Union Bank of California NA
          Sub. Notes
          5.95% due 05/11/16.........................  120,000   108,530
                                                                --------
                                                                 538,301
                                                                --------
       Banks-Fiduciary -- 0.1%
         State Street Capital Trust IV
          Company Guar. Notes
          3.82% due 06/15/37(1)......................   80,000    52,767

                                                               Market
                                                    Principal  Value
                   Security Description              Amount   (Note 3)
         ------------------------------------------------------------
         Banks-Fiduciary (continued)
           The Bank of New York Mellon Corp.
            Senior Notes
            5.13% due 08/27/13.....................  $48,000  $ 45,760
                                                              --------
                                                                98,527
                                                              --------
         Banks-Super Regional -- 0.3%
           Bank of America Corp.
            Senior Notes
            4.90% due 05/01/13.....................   54,000    48,851
           Bank of America Corp.
            Sub. Notes
            7.25% due 10/15/25.....................   85,000    70,984
           Capital One Financial Corp.
            Sub. Notes
            6.15% due 09/01/16.....................   65,000    48,781
           Huntington Capital Trust I
            Company Guar. Bonds
            3.50% due 02/01/27(1)..................   60,000    23,667
           PNC Preferred Funding Trust I
            Senior Notes
            6.11% due 03/15/12*(6).................   45,000    30,973
           Wells Fargo & Co.
            Senior Notes
            4.38% due 01/31/13.....................   26,000    23,900
           Wells Fargo & Co.
            Senior Notes
            5.25% due 10/23/12.....................   89,000    85,427
                                                              --------
                                                               332,583
                                                              --------
         Broadcast Services/Program -- 0.0%
           Nexstar Broadcasting, Inc.
            Senior Sub. Notes
            7.00% due 01/15/14.....................   35,000    26,250
                                                              --------
         Building-Residential/Commercial -- 0.0%
           D.R. Horton, Inc.
            Company Guar. Notes
            5.00% due 01/15/09.....................   41,000    39,975
                                                              --------
         Cable TV -- 0.2%
           CCH I LLC/CCH I Holdings Capital Corp.
            Company Guar. Notes
            11.00% due 10/01/15....................   28,000    18,200
           CCH II LLC/CCH II Capital Corp.
            Company Guar. Notes
            10.25% due 09/15/10....................   64,000    57,600
           CCH II LLC/CCH II Capital Corp.
            Company Guar. Notes, Series B
            10.25% due 09/15/10....................   11,000     9,845
           Comcast Corp.
            Company Guar. Notes
            5.85% due 11/15/15.....................   87,000    80,153
           Comcast Corp.
            Notes
            6.95% due 08/15/37.....................   34,000    29,001
           COX Communications, Inc.
            Senior Bonds
            6.95% due 06/01/38*....................   23,000    20,461
                                                              --------
                                                               215,260
                                                              --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                               Market
                                                    Principal  Value
                   Security Description              Amount   (Note 3)
         ------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Casino Hotels -- 0.1%
           MGM Mirage, Inc.
            Senior Notes
            5.88% due 02/27/14..................... $ 95,000  $ 68,638
           Turning Stone Resort Casino Enterprise
            Senior Notes
            9.13% due 09/15/14*....................   45,000    40,950
                                                              --------
                                                               109,588
                                                              --------
         Casino Services -- 0.0%
           Indianapolis Downs LLC & Capital Corp.
            Sec. Notes
            11.00% due 11/01/12*...................   30,000    20,400
                                                              --------
         Cellular Telecom -- 0.1%
           Centennial Communications Corp.
            Senior Notes
            8.54% due 01/01/13(1)..................   50,000    45,500
           Nextel Communications, Inc.
            Company Guar. Notes
            5.95% due 03/15/14.....................   50,000    33,500
                                                              --------
                                                                79,000
                                                              --------
         Chemicals-Diversified -- 0.1%
           E.I. Du Pont de Nemours & Co.
            Senior Notes
            4.88% due 04/30/14.....................   38,000    36,721
           E.I. Du Pont de Nemours & Co.
            Senior Notes
            6.00% due 07/15/18.....................   40,000    39,045
           ICI Wilmington, Inc.
            Company Guar. Notes
            5.63% due 12/01/13.....................   69,000    70,276
                                                              --------
                                                               146,042
                                                              --------
         Chemicals-Specialty -- 0.1%
           Huntsman International LLC
            Company Guar. Notes
            7.88% due 11/15/14.....................   60,000    51,600
           Momentive Performance Materials, Inc.
            Senior Sub. Notes
            11.50% due 12/01/16....................   85,000    57,800
                                                              --------
                                                               109,400
                                                              --------
         Commercial Services-Finance -- 0.2%
           The Western Union Co.
            Senior Notes
            5.40% due 11/17/11.....................  161,000   162,425
                                                              --------
         Computer Services -- 0.1%
           Compucom Systems, Inc.
            Senior Sub. Notes
            12.50% due 10/01/15*...................   30,000    27,600
           Electronic Data Systems Corp.
            Senior Notes
            6.00% due 08/01/13.....................   80,000    81,567
                                                              --------
                                                               109,167
                                                              --------

                                                                     Market
                                                          Principal  Value
                   Security Description                    Amount   (Note 3)
   ------------------------------------------------------------------------
   Computers -- 0.1%
     International Business Machines Corp.
      Senior Notes
      5.70% due 09/14/17................................. $ 57,000  $ 55,215
                                                                    --------
   Containers-Paper/Plastic -- 0.1%
     Jefferson Smurfit Corp.
      Company Guar. Notes
      8.25% due 10/01/12.................................   30,000    25,050
     Smurfit-Stone Container Enterprises, Inc.
      Senior Notes
      8.00% due 03/15/17.................................  125,000    97,500
                                                                    --------
                                                                     122,550
                                                                    --------
   Cosmetics & Toiletries -- 0.0%
     Avon Products, Inc.
      Senior Notes
      5.75% due 03/01/18.................................   19,000    18,097
                                                                    --------
   Direct Marketing -- 0.0%
     Affinity Group, Inc.
      Senior Sub. Notes
      9.00% due 02/15/12.................................   45,000    33,300
                                                                    --------
   Diversified Financial Services -- 0.2%
     American Express Travel Related Services Co., Inc.
      Senior Notes
      5.25% due 11/21/11*................................   50,000    47,722
     General Electric Capital Corp.
      Senior Notes
      5.65% due 06/09/14.................................   80,000    75,560
     General Electric Capital Corp.
      Senior Notes
      5.88% due 01/14/38.................................  124,000    91,419
                                                                    --------
                                                                     214,701
                                                                    --------
   Diversified Manufacturing Operations -- 0.1%
     Cooper U.S., Inc.
      Senior Notes
      5.45% due 04/01/15.................................   41,000    41,435
     General Electric Co.
      Senior Notes
      5.25% due 12/06/17.................................   77,000    67,378
                                                                    --------
                                                                     108,813
                                                                    --------
   Diversified Operations -- 0.0%
     Capmark Financial Group, Inc.
      Company Guar. Notes
      5.88% due 05/10/12.................................   31,000    15,453
                                                                    --------
   Electric-Generation -- 0.2%
     Bruce Mansfield Unit 1
      Pass Through Certs.
      6.85% due 06/01/34.................................  110,000   114,417
     The AES Corp.
      Senior Notes
      8.00% due 10/15/17.................................   60,000    54,150
     The AES Corp.
      Senior Notes
      8.88% due 02/15/11.................................   85,000    83,725
                                                                    --------
                                                                     252,292
                                                                    --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                             Market
                                                  Principal  Value
                   Security Description            Amount   (Note 3)
            -------------------------------------------------------
            CORPORATE BONDS & NOTES (continued)
            Electric-Integrated -- 1.7%
              Baltimore Gas & Electric Co.
               Senior Notes
               6.13% due 07/01/13................ $ 58,000  $ 57,289
              Centerpoint Energy, Inc.
               Senior Notes
               6.50% due 05/01/18................   21,000    17,885
              Consumers Energy Co.
               1st Mtg. Bonds
               6.13% due 03/15/19................   73,000    68,704
              Dominion Resources, Inc.
               Jr. Sub Notes
               6.30% due 09/30/11(6).............  109,000    95,942
              DTE Energy Co.
               Senior Notes
               6.38% due 04/15/33................   53,000    44,306
              DTE Energy Co.
               Senior Notes
               7.05% due 06/01/11................   24,000    24,428
              Duke Energy Indiana, Inc.
               1st Mtg. Bonds
               6.35% due 08/15/38................   70,000    65,834
              Entergy Arkansas Inc
               1st Mtg. Bonds
               5.40% due 08/01/13................   51,000    50,093
              Entergy Gulf States Louisiana LLC
               1st Mtg. Bonds
               6.00% due 05/01/18*...............   70,000    64,315
              Entergy Louisiana LLC
               1st Mtg. Bonds
               5.83% due 11/01/10................  195,000   195,038
              Exelon Corp.
               Senior Notes
               6.75% due 05/01/11................   52,000    52,391
              Florida Power Corp.
               1st. Mtg. Bonds
               6.40% due 06/15/38................   31,000    29,355
              Mackinaw Power LLC
               Sec. Notes
               6.30% due 10/31/23*...............  103,873    99,730
              Mirant Americas Generation LLC
               Senior Notes
               8.30% due 05/01/11................   30,000    28,875
              Mirant Mid-Atlantic LLC
               Pass Through Certs.
               Series B
               9.13% due 06/30/17................   40,254    41,461
              Nisource Finance Corp.
               Company Guar. Notes
               5.25% due 09/15/17................   43,000    35,594
              Oncor Electric Delivery Co.
               1st Mtg. Bonds
               7.50% due 09/01/38*...............   30,000    30,004
              PacifiCorp
               1st. Mortgage Bonds
               6.35% due 07/15/38................   74,000    67,592
              Pepco Holdings, Inc.
               Senior Notes
               6.13% due 06/01/17................   82,000    76,257

                                                                  Market
                                                      Principal   Value
                  Security Description                 Amount    (Note 3)
      -------------------------------------------------------------------
      Electric-Integrated (continued)
        Pepco Holdings, Inc.
         Senior Notes
         6.45% due 08/15/12.......................... $ 55,000  $   54,761
        PSEG Power LLC
         Company Guar. Notes
         5.00% due 04/01/14..........................   67,000      60,760
        PSEG Power LLC
         Company Guar. Notes
         7.75% due 04/15/11..........................   65,000      67,440
        Public Service Co. of Colorado
         1st Mtg. Bonds
         5.80% due 08/01/18..........................   30,000      28,964
        Puget Sound Energy, Inc.
         Senior Notes
         5.20% due 10/01/15..........................  212,000     186,588
        Sierra Pacific Power Co.
         1st Mtg. Bonds
         5.45% due 09/01/13..........................   60,000      58,175
        Sierra Pacific Power Co.
         Senior Notes
         6.75% due 07/01/37..........................   90,000      80,640
        Southern Energy, Inc.
         Notes
         7.90% due 07/15/09+(10)(11)(14).............  150,000           0
        Southern Power Co.
         Senior Notes
         4.88% due 07/15/15..........................   47,000      42,679
        Texas Competitive Electric Holdings Co. LLC
         Series A
         Senior Notes
         10.25% due 11/01/15*........................   35,000      31,587
        Texas Competitive Electric Holdings Co. LLC
         Series B
         Senior Notes
         10.25% due 11/01/15*........................   25,000      22,563
        Union Electric Co.
         1st. Mtg. Bonds
         6.70% due 02/01/19..........................   60,000      57,938
                                                                ----------
                                                                 1,837,188
                                                                ----------
      Electronic Components-Semiconductors -- 0.1%
        National Semiconductor Corp.
         Senior Notes
         6.60% due 06/15/17..........................  100,000      93,824
        Spansion LLC
         Senior Sec. Notes
         5.94% due 06/01/13*(1)......................   60,000      36,000
                                                                ----------
                                                                   129,824
                                                                ----------
      Electronic Measurement Instruments -- 0.1%
        Agilent Technologies, Inc.
         Senior Notes
         6.50% due 11/01/17..........................   77,000      70,195
                                                                ----------
      Electronics-Military -- 0.0%
        L-3 Communications Corp.
         Company Guar. Notes
         6.38% due 10/15/15..........................   20,000      18,400
                                                                ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                                 Market
                                                      Principal  Value
                   Security Description                Amount   (Note 3)
       ----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Finance-Auto Loans -- 0.1%
         GMAC LLC
          Senior Notes
          6.88% due 09/15/11......................... $120,000  $ 53,543
         GMAC LLC
          Senior Notes
          6.88% due 08/28/12.........................   88,000    34,978
                                                                --------
                                                                  88,521
                                                                --------
       Finance-Commercial -- 0.1%
         Caterpillar Financial Services Corp.
          Senior Notes
          4.90% due 08/15/13.........................   70,000    66,281
         Textron Financial Corp.
          Senior Notes
          5.40% due 04/28/13.........................   80,000    80,556
                                                                --------
                                                                 146,837
                                                                --------
       Finance-Credit Card -- 0.0%
         MBNA America Bank NA
          Senior Notes
          7.13% due 11/15/12*........................   41,000    40,210
                                                                --------
       Finance-Investment Banker/Broker -- 0.6%
         Citigroup, Inc.
          Senior Notes
          5.00% due 09/15/14.........................   84,000    64,404
         Citigroup, Inc.
          Senior Notes
          5.30% due 10/17/12.........................   42,000    37,389
         Citigroup, Inc.
          Senior Notes
          5.85% due 07/02/13.........................   52,000    45,614
         Citigroup, Inc.
          Senior Sub. Notes
          5.88% due 02/22/33.........................   43,000    28,178
         Citigroup, Inc.
          Junior Sub. Notes
          8.40% due 04/30/18(6)......................   40,000    27,226
         JP Morgan Chase & Co.
          Sub. Notes
          4.89% due 09/01/10(6)......................   56,000    55,272
         JP Morgan Chase & Co.
          Senior Notes
          5.38% due 01/15/14.........................  120,000   117,065
         JP Morgan Chase & Co.
          Senior Notes
          6.00% due 01/15/18.........................   50,000    45,594
         Lehman Brothers Holdings Capital Trust VII
          Company Guar. Notes
          5.86% due 05/31/12+(7)(9)..................   27,000         3
         Lehman Brothers Holdings, Inc.
          Senior Notes
          5.50% due 04/04/16+(7)(9)..................   26,000     3,250
         Lehman Brothers Holdings, Inc.
          Sub. Notes
          6.75% due 12/28/17+(7)(9)..................   30,000        37
         Lehman Brothers Holdings, Inc.
          Sub. Notes
          7.50% due 05/11/38+(7)(9)..................   38,000        47

                                                                 Market
                                                      Principal  Value
                    Security Description               Amount   (Note 3)
        ----------------------------------------------------------------
        Finance-Investment Banker/Broker (continued)
          Lehman Brothers Holdings, Inc.
           Senior Notes
           8.80% due 03/01/15+(7)(9).................  $31,000  $  3,875
          Merrill Lynch & Co., Inc.
           Sub. Notes
           6.22% due 09/15/26........................   40,000    29,986
          Morgan Stanley
           Senior Notes
           5.45% due 01/09/17........................   42,000    26,053
          Morgan Stanley
           Senior Notes
           6.00% due 04/28/15........................   40,000    27,209
          Schwab Capital Trust I
           Company Guar. Bonds
           7.50% due 11/15/17(6).....................   19,000    15,684
          The Bear Stearns Cos., Inc.
           Senior Notes
           4.50% due 10/28/10........................   47,000    45,644
          The Bear Stearns Cos., Inc.
           Senior Notes
           5.70% due 11/15/14........................   55,000    51,419
          The Goldman Sachs Group, Inc.
           Senior Notes
           6.75% due 10/01/37........................   51,000    34,047
                                                                --------
                                                                 657,996
                                                                --------
        Finance-Mortgage Loan/Banker -- 0.1%
          Countrywide Financial Corp.
           Sub. Notes
           6.25% due 05/15/16........................   88,000    62,649
                                                                --------
        Finance-Other Services -- 0.0%
          TIAA Global Markets, Inc.
           Notes
           5.13% due 10/10/12*.......................   45,000    45,824
                                                                --------
        Food-Misc. -- 0.2%
          Kraft Foods, Inc.
           Senior Bonds
           5.63% due 11/01/11........................   40,000    40,149
          Kraft Foods, Inc.
           Senior Notes
           6.50% due 08/11/17........................   38,000    36,564
          Kraft Foods, Inc.
           Sub. Notes
           6.88% due 01/26/39........................   68,000    61,937
          McCormick & Co., Inc.
           Notes
           5.25% due 09/01/13........................   80,000    80,092
                                                                --------
                                                                 218,742
                                                                --------
        Funeral Services & Related Items -- 0.0%
          Service Corp. International
           Senior Notes
           6.75% due 04/01/16........................   30,000    25,650
                                                                --------
        Gambling (Non-Hotel) -- 0.0%
          Downstream Development Authority
           Senior Notes
           12.00% due 10/15/15*......................   25,000    18,125
                                                                --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                                 Market
                                                      Principal  Value
                   Security Description                Amount   (Note 3)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Home Furnishings -- 0.0%
          Simmons Co.
           Company Guar. Notes
           7.88% due 01/15/14........................ $ 25,000  $ 18,750
          Simmons Co.
           Senior Disc. Notes
           10.00% due 12/15/14(2)....................   11,000     6,160
                                                                --------
                                                                  24,910
                                                                --------
        Hotel/Motels -- 0.0%
          Starwood Hotels & Resorts Worldwide, Inc.
           Senior Notes
           6.75% due 05/15/18........................   35,000    31,290
                                                                --------
        Independent Power Producers -- 0.1%
          NRG Energy, Inc.
           Company Guar. Notes
           7.38% due 02/01/16........................   90,000    81,000
                                                                --------
        Insurance Brokers -- 0.1%
          Marsh & McLennan Cos., Inc.
           Senior Notes
           5.15% due 09/15/10........................   60,000    58,509
          Marsh & McLennan Cos., Inc.
           Senior Notes
           7.13% due 06/15/09........................   40,000    40,151
          USI Holdings Corp.
           Senior Sub. Notes
           9.75% due 05/15/15*.......................   25,000    19,000
                                                                --------
                                                                 117,660
                                                                --------
        Insurance-Life/Health -- 0.4%
          Americo Life, Inc.
           Notes
           7.88% due 05/01/13*.......................  134,000   132,737
          Lincoln National Corp.
           Senior Notes
           5.65% due 08/27/12........................   58,000    57,021
          Monumental Global Funding II
           Notes
           5.65% due 07/14/11*.......................   66,000    68,288
          Pricoa Global Funding I
           Notes
           5.30% due 09/27/13*.......................  110,000   109,240
          Prudential Financial, Inc.
           Junior Sub. Bonds
           8.88% due 06/15/18(6).....................   30,000    28,236
                                                                --------
                                                                 395,522
                                                                --------
        Insurance-Multi-line -- 0.1%
          MetLife, Inc.
           Senior Notes
           6.82% due 08/15/18........................   61,000    57,718
                                                                --------
        Insurance-Mutual -- 0.0%
          Liberty Mutual Group, Inc.
           Company Guar. Notes
           10.75% due 06/15/38*(6)...................   45,000    32,400
                                                                --------

                                                                  Market
                                                       Principal  Value
                    Security Description                Amount   (Note 3)
       ------------------------------------------------------------------
       Insurance-Property/Casualty -- 0.1%
         ACE INA Holdings, Inc.
          Company Guar. Notes
          5.60% due 05/15/15.......................... $ 64,000  $ 60,560
         Chubb Corp.
          Senior Notes
          6.50% due 05/15/38..........................   33,000    29,849
         W.R. Berkley Corp.
          Senior Sub. Notes
          6.25% due 02/15/37..........................    3,000     2,418
                                                                 --------
                                                                   92,827
                                                                 --------
       Insurance-Reinsurance -- 0.1%
         Berkshire Hathaway Finance Corp.
          Company Guar. Notes
          5.00% due 08/15/13*.........................   74,000    73,805
         PartnerRe Finance A LLC
          Company Guar. Notes
          6.88% due 06/01/18..........................   80,000    77,527
                                                                 --------
                                                                  151,332
                                                                 --------
       Investment Management/Advisor Services -- 0.0%
         Ameriprise Financial, Inc.
          Senior Notes
          5.35% due 11/15/10..........................   51,000    50,104
                                                                 --------
       Medical Products -- 0.1%
         Johnson & Johnson
          Senior Notes
          5.85% due 07/15/38..........................   85,000    82,652
         Johnson & Johnson
          Notes
          5.95% due 08/15/37..........................   29,000    28,682
         LVB Acquisition Holding LLC
          Senior Notes
          10.38% due 10/15/17.........................   40,000    39,600
                                                                 --------
                                                                  150,934
                                                                 --------
       Medical-Drugs -- 0.3%
         American Home Products Corp.
          Senior Notes
          6.95% due 03/15/11..........................  123,000   129,781
         GlaxoSmithKline Capital, Inc.
          Company Guar. Notes
          6.38% due 05/15/38..........................   41,000    38,490
         Schering-Plough Corp.
          Senior Notes
          6.55% due 09/15/37..........................   57,000    52,207
         Wyeth
          Bonds
          5.50% due 02/01/14..........................  126,000   124,900
                                                                 --------
                                                                  345,378
                                                                 --------
       Medical-HMO -- 0.2%
         Aetna Inc.
          Senior Notes.
          6.75% due 12/15/37..........................   26,000    23,738
         Humana, Inc.
          Senior Bonds
          8.15% due 06/15/38..........................   35,000    33,097

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)

                                                                Market
                                                     Principal  Value
                   Security Description               Amount   (Note 3)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Medical-HMO (continued)
          UnitedHealth Group, Inc.
           Senior Notes
           5.25% due 03/15/11....................... $ 35,000  $ 34,797
          UnitedHealth Group, Inc.
           Senior Notes
           6.88% due 02/15/38.......................   37,000    32,574
          WellPoint, Inc.
           Senior Notes
           5.00% due 01/15/11.......................   21,000    20,878
          WellPoint, Inc.
           Senior Notes
           5.95% due 12/15/34.......................   35,000    29,124
                                                               --------
                                                                174,208
                                                               --------
        Medical-Hospitals -- 0.2%
          Community Health Systems, Inc.
           Company Guar. Notes
           8.88% due 07/15/15.......................   55,000    52,250
          HCA, Inc.
           Senior Notes
           6.25% due 02/15/13.......................   55,000    45,925
          HCA, Inc.
           Senior Notes
           9.13% due 11/15/14.......................   25,000    24,313
          HCA, Inc.
           Senior Notes
           9.25% due 11/15/16.......................  140,000   136,150
                                                               --------
                                                                258,638
                                                               --------
        Medical-Wholesale Drug Distribution -- 0.1%
          Cardinal Health, Inc.
           Senior Notes
           5.50% due 06/15/13.......................   56,000    53,581
                                                               --------
        Metal Processors & Fabrication -- 0.1%
          Timken Co.
           Notes
           5.75% due 02/15/10.......................   96,000    93,654
                                                               --------
        Metal-Aluminum -- 0.1%
          Alcoa, Inc.
           Senior Notes
           6.00% due 01/15/12.......................   41,000    41,197
          Alcoa, Inc.
           Senior Notes
           6.50% due 06/15/18.......................   65,000    61,507
                                                               --------
                                                                102,704
                                                               --------
        Mining -- 0.0%
          Noranda Aluminum Acquisition Corp.
           Company Guar. Notes
           6.83% due 11/15/14(1)....................   25,000    19,000
                                                               --------
        Multimedia -- 0.4%
          COX Enterprises, Inc.
           Notes
           7.88% due 09/15/10*......................  205,000   212,705
          News America, Inc.
           Company Guar. Bonds
           7.30% due 04/30/28.......................   80,000    73,828

                                                                  Market
                                                       Principal  Value
                    Security Description                Amount   (Note 3)
       ------------------------------------------------------------------
       Multimedia (continued)
         Time Warner Cos., Inc.
          Company Guar. Notes
          7.25% due 10/15/17.......................... $ 71,000  $ 65,164
         Time Warner Entertainment Co. LP
          Senior Notes
          8.38% due 07/15/33..........................   99,000    94,115
                                                                 --------
                                                                  445,812
                                                                 --------
       Non-Hazardous Waste Disposal -- 0.1%
         Waste Management, Inc.
          Company Guar. Notes
          6.38% due 11/15/12..........................   56,000    56,085
                                                                 --------
       Office Automation & Equipment -- 0.2%
         IKON Office Solutions, Inc.
          Senior Notes
          7.75% due 09/15/15..........................   30,000    31,350
         Pitney Bowes, Inc.
          Senior Notes
          5.25% due 01/15/37..........................  194,000   178,557
         Xerox Corp.
          Senior Notes
          6.35% due 05/15/18..........................   35,000    31,994
                                                                 --------
                                                                  241,901
                                                                 --------
       Oil Companies-Exploration & Production -- 0.3%
         Chesapeake Energy Corp.
          Company Guar. Notes
          7.50% due 09/15/13..........................  175,000   169,313
         Hilcorp Energy I LP
          Senior Notes
          7.75% due 11/01/15*.........................   50,000    43,000
         Sabine Pass LNG LP
          Sec. Notes
          7.50% due 11/30/16..........................   75,000    58,500
         XTO Energy, Inc.
          Senior Notes
          6.50% due 12/15/18..........................   30,000    27,827
                                                                 --------
                                                                  298,640
                                                                 --------
       Oil Companies-Integrated -- 0.1%
         Hess Corp.
          Notes
          7.13% due 03/15/33..........................   35,000    30,721
         Hess Corp.
          Bonds
          7.88% due 10/01/29..........................   80,000    78,197
                                                                 --------
                                                                  108,918
                                                                 --------
       Oil Field Machinery & Equipment -- 0.0%
         Cameron International Corp.
          Senior Notes
          7.00% due 07/15/38..........................   36,000    30,170
                                                                 --------
       Oil Refining & Marketing -- 0.2%
         The Premcor Refining Group, Inc.
          Company Guar. Notes
          6.75% due 05/01/14..........................  180,000   182,233
         Valero Energy Corp.
          Senior Notes
          6.63% due 06/15/37..........................   24,000    20,710
                                                                 --------
                                                                  202,943
                                                                 --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)

                                                                Market
                                                     Principal  Value
                   Security Description               Amount   (Note 3)
        --------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Oil-Field Services -- 0.1%
          Allis-Chalmers Energy, Inc.
           Company Guar. Notes
           9.00% due 01/15/14....................... $ 15,000  $ 13,500
          Halliburton Co.
           Senior Notes
           6.70% due 09/15/38.......................   70,000    67,377
                                                               --------
                                                                 80,877
                                                               --------
        Paper & Related Products -- 0.1%
          Bowater, Inc.
           Senior Notes
           6.50% due 06/15/13.......................   75,000    28,875
          Georgia-Pacific LLC
           Company Guar. Notes
           7.00% due 01/15/15*......................   30,000    27,300
          Georgia-Pacific LLC
           Company Guar. Notes
           7.13% due 01/15/17*......................   10,000     8,925
                                                               --------
                                                                 65,100
                                                               --------
        Physicians Practice Management -- 0.1%
          US Oncology, Inc.
           Senior Sub. Notes
           10.75% due 08/15/14......................   55,000    55,275
                                                               --------
        Pipelines -- 0.4%
          CenterPoint Energy Resources Corp.
           Senior Notes
           7.75% due 02/15/11.......................  130,000   133,565
          Copano Energy LLC
           Company Guar. Notes
           8.13% due 03/01/16.......................   95,000    86,925
          Duke Energy Field Services LLC
           Senior Notes
           6.88% due 02/01/11.......................   60,000    60,310
          Dynegy-Roseton Danskammer
           Pass Through Certs.
           Series B
           7.67% due 11/08/16.......................   45,000    40,837
          Panhandle Eastern Pipeline Co.
           Senior Notes
           6.20% due 11/01/17.......................   56,000    50,496
          Williams Cos., Inc.
           Senior Notes
           7.88% due 09/01/21.......................   90,000    90,000
                                                               --------
                                                                462,133
                                                               --------
        Publishing-Periodicals -- 0.0%
          Dex Media West LLC/Dex Media Finance Co.
           Senior Notes
           8.50% due 08/15/10.......................    2,000     1,765
          R.H. Donnelley, Inc.
           Company Guar. Bonds
           11.75% due 05/15/15*.....................    1,000       610
          The Reader's Digest Association, Inc.
           Company Guar. Notes
           9.00% due 02/15/17.......................   25,000    14,313
                                                               --------
                                                                 16,688
                                                               --------

                                                                 Market
                                                      Principal  Value
                   Security Description                Amount   (Note 3)
        ---------------------------------------------------------------
        Real Estate Investment Trusts -- 0.1%
          Health Care Property Investors, Inc.
           Senior Notes
           5.65% due 12/15/13........................ $100,000  $ 88,049
          PPF Funding, Inc.
           Bonds
           5.35% due 04/15/12*.......................   60,000    59,149
                                                                --------
                                                                 147,198
                                                                --------
        Recycling -- 0.0%
          Aleris International, Inc.
           Company Guar. Notes
           9.00% due 12/15/14........................   45,000    27,450
                                                                --------
        Rental Auto/Equipment -- 0.0%
          ERAC USA Finance Co.
           Company Guar. Notes
           7.00% due 10/15/37*.......................   26,000    18,312
          United Rentals North America, Inc.
           Senior Sub. Notes
           7.75% due 11/15/13........................   40,000    30,500
                                                                --------
                                                                  48,812
                                                                --------
        Research & Development -- 0.0%
          Alion Science and Technology Corp.
           Company Guar. Notes
           10.25% due 02/01/15.......................   55,000    34,650
                                                                --------
        Retail-Discount -- 0.0%
          Wal-Mart Stores, Inc.
           Senior Notes
           6.20% due 04/15/38........................   41,000    37,400
                                                                --------
        Retail-Drug Store -- 0.1%
          CVS Caremark Corp.
           Senior Notes
           6.13% due 08/15/16........................   54,000    52,169
                                                                --------
        Retail-Restaurants -- 0.0%
          NPC International, Inc.
           Company Guar. Notes
           9.50% due 05/01/14........................   45,000    36,900
                                                                --------
        Savings & Loans/Thrifts -- 0.3%
          Independence Community Bank Corp.
           Sub. Notes
           5.26% due 06/20/13(6).....................   64,000    46,362
          Sovereign Bancorp, Inc.
           Senior Notes
           4.80% due 09/01/10........................  206,000   162,627
          Western Financial Bank
           Senior Debentures
           9.63% due 05/15/12........................  150,000   139,851
                                                                --------
                                                                 348,840
                                                                --------
        Special Purpose Entities -- 0.4%
          BAE Systems Holdings, Inc.
           Company Guar. Notes
           5.20% due 08/15/15*.......................   93,000    86,793
          Chukchansi Economic Development Authority
           Senior Notes
           8.00% due 11/15/13*.......................   45,000    36,000

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)

                                                                   Market
                                                        Principal  Value
                   Security Description                  Amount   (Note 3)
     --------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Special Purpose Entities (continued)
       Goldman Sachs Capital III
        Company Guar. Notes
        3.58% due 09/01/12(1)(8)....................... $121,000  $ 42,758
       Hawker Beechcraft Acquisition Co. LLC / Hawker
        Beechcraft Notes Co.
        Company Guar. Notes
        8.88% due 04/01/15.............................    5,000     4,525
       Hawker Beechcraft Acquisition Co. LLC / Hawker
        Beechcraft Notes Co.
        Company Guar. Notes
        9.75% due 04/01/17.............................   21,000    18,795
       Hexion US Finance Corp.
        Company Guar. Notes
        9.75% due 11/15/14.............................   20,000    15,800
       KAR Holdings, Inc.
        Company Guar. Notes
        6.80% due 05/01/14(1)..........................   25,000    19,625
       Norbord Delaware GP I
        Company Guar. Notes
        6.45% due 02/15/17*............................   49,000    35,525
       Principal Life Global Funding I
        Sec. Notes
        5.25% due 01/15/13*............................  100,000    98,031
       Snoqualmie Entertainment Authority
        Senior Sec. Notes
        9.13% due 02/01/15*............................   45,000    32,513
                                                                  --------
                                                                   390,365
                                                                  --------
     Steel-Producers -- 0.2%
       International Steel Group, Inc.
        Senior Notes
        6.50% due 04/15/14.............................  130,000   132,028
       Reliance Steel & Aluminum Co.
        Company Guar. Notes
        6.85% due 11/15/36.............................   60,000    57,199
       Ryerson, Inc.
        Senior Sec. Notes
        10.18% due 11/01/14*(1)........................   50,000    40,750
       United States Steel Corp.
        Senior Notes
        7.00% due 02/01/18.............................   45,000    40,624
                                                                  --------
                                                                   270,601
                                                                  --------
     Telecom Services -- 0.2%
       Bellsouth Telecommunications, Inc.
        Debentures
        7.00% due 12/01/95.............................  174,000   142,483
       Fairpoint Communications, Inc.
        Senior Notes
        13.13% due 04/01/18*...........................   13,000    11,830
       Qwest Corp.
        Senior Notes
        7.50% due 10/01/14.............................   65,000    56,225
                                                                  --------
                                                                   210,538
                                                                  --------
     Telephone-Integrated -- 0.4%
       AT&T Corp.
        Senior Notes
        7.30% due 11/15/11.............................   63,000    65,425

                                                              Market
                                                  Principal   Value
                  Security Description             Amount    (Note 3)
         --------------------------------------------------------------
         Telephone-Integrated (continued)
           BellSouth Corp.
            Senior Notes
            6.00% due 10/15/11................... $200,000  $   200,400
           Cincinnati Bell, Inc.
            Company Guar. Notes
            7.00% due 02/15/15...................   14,000       11,760
           Pacific Bell Telephone Co.
            Company Guar. Notes
            7.13% due 03/15/26...................   80,000       74,549
           Verizon New York, Inc.
            Debentures
            6.88% due 04/01/12...................  102,000      101,996
                                                            -----------
                                                                454,130
                                                            -----------
         Television -- 0.1%
           Belo Corp.
            Senior Notes
            6.75% due 05/30/13...................   60,000       52,709
           Paxson Communications Corp.
            Senior Sec. Notes
            9.04% due 01/15/13*(8)...............   56,385       30,448
           Young Broadcasting, Inc.
            Company Guar. Notes
            10.00% due 03/01/11..................   25,000        3,625
                                                            -----------
                                                                 86,782
                                                            -----------
         Transport-Air Freight -- 0.3%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class B
            7.63% due 01/02/15...................  366,911      359,573
                                                            -----------
         Transport-Rail -- 0.1%
           CSX Corp.
            Senior Notes
            6.25% due 04/01/15...................   40,000       38,106
           CSX Corp.
            Senior Notes
            6.25% due 03/15/18...................   59,000       53,400
                                                            -----------
                                                                 91,506
                                                            -----------
         Transport-Services -- 0.1%
           PHI, Inc.
            Company Guar. Notes
            7.13% due 04/15/13...................   75,000       66,375
                                                            -----------
         Travel Services -- 0.0%
           Travelport LLC
            Company Guar. Notes
            7.44% due 09/01/14(1)................   21,000       16,170
                                                            -----------
         Total Corporate Bonds & Notes
            (cost $15,125,652)...................            13,585,074
                                                            -----------
         FOREIGN CORPORATE BONDS & NOTES -- 3.2%
         Banks-Commercial -- 0.2%
           Banco Continental de Panama SA
            Notes
            6.63% due 12/01/10*..................   35,000       35,000
           Barclays Bank PLC
            Sub. Notes
            5.93% due 12/15/16*(6)...............   80,000       55,633

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)

                                                                  Market
                                                       Principal  Value
                   Security Description                 Amount   (Note 3)
      ------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Banks-Commercial (continued)
        Caisse Nationale des Caisses d'Epargne et de
         Prevoyance
         Notes
         4.15% due 12/30/09(1)(8)..................... $109,000  $ 66,490
        Credit Agricole SA
         Jr. Sub. Notes
         6.64% due 05/31/17*(6).......................   71,000    47,874
        HBOS PLC
         Sub. Notes
         5.92% due 10/01/15*(6).......................   40,000    23,591
        NIB Capital Bank
         Bonds
         5.82% due 12/11/13*(6).......................   71,000    37,381
                                                                 --------
                                                                  265,969
                                                                 --------
      Banks-Money Center -- 0.1%
        Mizuho Financial Group Cayman, Ltd.
         Bank Guar. Bonds
         8.38% due 04/27/09(8)........................  145,000   124,448
                                                                 --------
      Beverages-Wine/Spirits -- 0.1%
        Diageo Finance BV
         Company Guar. Notes
         3.88% due 04/01/11...........................  125,000   123,727
                                                                 --------
      Brewery -- 0.1%
        FBG Finance, Ltd.
         Senior Notes
         5.13% due 06/15/15*..........................   31,000    29,071
        SABMiller PLC
         Senior Notes
         6.50% due 07/15/18*..........................   41,000    38,839
                                                                 --------
                                                                   67,910
                                                                 --------
      Broadcast Services/Program -- 0.1%
        Grupo Televisa SA
         Senior Notes
         6.00% due 05/15/18...........................   27,000    25,482
        Grupo Televisa SA
         Senior Notes
         6.63% due 03/18/25...........................  139,000   122,040
                                                                 --------
                                                                  147,522
                                                                 --------
      Cellular Telecom -- 0.1%
        America Movil SAB de CV
         Company Guar. Bonds
         5.63% due 11/15/17...........................   70,000    65,579
        Vodafone Airtouch PLC
         Senior Notes
         7.75% due 02/15/10...........................   35,000    36,074
                                                                 --------
                                                                  101,653
                                                                 --------
      Containers-Metal/Glass -- 0.1%
        Rexam PLC
         Bonds
         6.75% due 06/01/13*..........................   51,000    50,949
                                                                 --------

                                                                 Market
                                                      Principal  Value
                    Security Description               Amount   (Note 3)
        ----------------------------------------------------------------
        Cruise Lines -- 0.1%
          Royal Caribbean Cruises, Ltd.
           Senior Notes
           7.00% due 06/15/13........................ $ 70,000  $ 60,200
                                                                --------
        Diversified Manufacturing Operations -- 0.1%
          Bombardier, Inc.
           Senior Notes
           8.00% due 11/15/14*.......................   25,000    24,750
          Tyco International Group SA
           Company Guar. Notes
           6.00% due 11/15/13........................  120,000   117,587
                                                                --------
                                                                 142,337
                                                                --------
        Diversified Operations -- 0.1%
          Hutchison Whampoa Finance, Ltd.
           Company Guar. Notes
           7.50% due 08/01/27*.......................  140,000   131,190
                                                                --------
        Electric-Generation -- 0.0%
          Abu Dhabi National Energy Co.
           Senior Notes
           7.25% due 08/01/18*.......................   11,000    10,710
                                                                --------
        Electric-Integrated -- 0.1%
          Empresa Nacional de Electricidad SA
           Bonds
           7.33% due 02/01/37........................   84,000    83,264
          TransAlta Corp.
           Senior Notes
           6.65% due 05/15/18........................   29,000    27,377
                                                                --------
                                                                 110,641
                                                                --------
        Electronic Components-Misc. -- 0.0%
          NXP BV/NXP Funding LLC
           Company Guar. Notes
           9.50% due 10/15/15........................    9,000     4,635
                                                                --------
        Food-Retail -- 0.1%
          Delhaize Group SA
           Senior Notes
           6.50% due 06/15/17........................   90,000    85,244
                                                                --------
        Insurance-Multi-line -- 0.1%
          Aegon NV
           Sub. Bonds
           4.63% due 07/15/14(1)(8)..................  156,000    59,280
          XL Capital (Europe) PLC
           Company Guar. Notes
           6.50% due 01/15/12........................   32,000    30,729
          XL Capital, Ltd.
           Senior Notes
           5.25% due 09/15/14........................   56,000    48,438
                                                                --------
                                                                 138,447
                                                                --------
        Investment Companies -- 0.0%
          Xstrata Finance Canada, Ltd.
           Company Guar. Notes
           6.90% due 11/15/37*.......................   40,000    34,002
                                                                --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                                  Market
                                                       Principal  Value
                    Security Description                Amount   (Note 3)
       ------------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Medical-Drugs -- 0.1%
         Angiotech Pharmaceuticals, Inc.
          Company Guar. Notes
          6.56% due 12/01/13(1)....................... $ 15,000  $ 10,800
         Angiotech Pharmaceuticals, Inc.
          Company Guar. Notes
          7.75% due 04/01/14..........................   55,000    32,175
         Elan Finance PLC
          Company Guar. Bonds
          7.75% due 11/15/11..........................   40,000    36,200
                                                                 --------
                                                                   79,175
                                                                 --------
       Multimedia -- 0.0%
         Thomson Reuters Corp.
          Company Guar. Notes
          5.95% due 07/15/13..........................   40,000    39,953
                                                                 --------
       Oil Companies-Exploration & Production -- 0.0%
         OPTI Canada, Inc.
          Senior Sec. Notes
          7.88% due 12/15/14..........................   50,000    44,250
                                                                 --------
       Paper & Related Products -- 0.0%
         Abitibi-Consolidated, Inc.
          Notes
          8.55% due 08/01/10..........................   41,000    15,580
                                                                 --------
       Pipelines -- 0.0%
         Enbridge, Inc.
          Senior Notes
          5.80% due 06/15/14..........................   40,000    38,049
                                                                 --------
       Printing-Commercial -- 0.0%
         Quebecor World Capital Corp.
          Senior Notes
          8.75% due 03/15/16*+(7)(15).................   30,000    12,000
                                                                 --------
       Property Trust -- 0.1%
         Westfield Capital Corp., Ltd./ WT
          Finance Austrailia Property, Ltd.
          Company Guar. Notes
          4.38% due 11/15/10*.........................   50,000    48,680
                                                                 --------
       Real Estate Operations & Development -- 0.2%
         Brascan Corp.
          Notes
          8.13% due 12/15/08..........................  157,000   157,724
                                                                 --------
       Satellite Telecom -- 0.1%
         Intelsat Subsidiary Holding Co., Ltd.
          Senior Notes
          8.50% due 01/15/13*.........................   60,000    55,500
                                                                 --------
       Special Purpose Entities -- 0.6%
         Aries Vermoegensverwaltungs GmbH
          Bonds
          9.60% due 10/25/14..........................  250,000   311,250
         Hybrid Capital Funding I LP
          Sub. Notes
          8.00% due 06/30/11(8).......................  286,000   171,600
         SMFG Preferred Capital, Ltd.
          Sub. Bonds
          6.08% due 01/25/17*(6)......................  121,000    86,400

                                                             Market
                                                 Principal   Value
                  Security Description            Amount    (Note 3)
          -----------------------------------------------------------
          Special Purpose Entities (continued)
            SovRisc BV
             Notes
             4.63% due 10/31/08*................ $133,000  $  133,326
                                                           ----------
                                                              702,576
                                                           ----------
          Telecom Services -- 0.2%
            TELUS Corp.
             Notes
             8.00% due 06/01/11.................  238,000     252,059
                                                           ----------
          Telecommunication Equipment -- 0.0%
            Nortel Networks, Ltd.
             Company Guar. Notes
             10.75% due 07/15/16*...............   50,000      30,625
                                                           ----------
          Telephone-Integrated -- 0.2%
            Telecom Italia Capital SA
             Company Guar. Notes
             4.95% due 09/30/14.................   60,000      50,596
            Telecom Italia Capital SA
             Company Guar. Bonds
             6.20% due 07/18/11.................  115,000     115,033
                                                           ----------
                                                              165,629
                                                           ----------
          Transport-Marine -- 0.1%
            DP World, Ltd.
             Bonds
             6.85% due 07/02/37*................  121,000      89,583
                                                           ----------
          Transport-Rail -- 0.1%
            Canadian National Railway Co.
             Notes
             6.38% due 10/15/11.................  130,000     134,394
                                                           ----------
          Water -- 0.1%
            Veolia Environnement
             Notes
             6.75% due 06/01/38.................   60,000      57,407
                                                           ----------
          Total Foreign Corporate Bonds & Notes
             (cost $4,125,055)..................            3,522,768
                                                           ----------
          FOREIGN GOVERNMENT AGENCIES -- 0.6%
          Sovereign -- 0.6%
            Federal Republic of Brazil
             Bonds
             10.50% due 07/14/14................  205,000     258,300
            Republic of Argentina
             Bonds
             3.13% due 08/03/12(1)..............  230,000      83,145
            Republic of Argentina
             Bonds
             8.28% due 12/31/33.................   36,346      20,763
            Republic of Turkey
             Senior Bonds
             11.88% due 01/15/30................  180,000     258,534
            Republic of Venezuela
             Notes
             8.50% due 10/08/14.................  100,000      78,750
                                                           ----------
          Total Foreign Government Agencies
             (cost $749,118)....................              699,492
                                                           ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)



                                                            Market
                                                Principal   Value
                  Security Description           Amount    (Note 3)
          -----------------------------------------------------------
          U.S. GOVERNMENT AGENCIES -- 12.3%
          Federal Home Loan Mtg. Corp. -- 7.5%
             5.00% due 05/01/34................ $748,872  $   731,115
             5.00% due 06/01/34................  723,003      705,860
             5.00% due 07/01/35................   97,285       94,917
             5.00% due 10/01/35................  498,396      486,266
             5.00% due 11/01/35................  336,211      328,029
             5.00% due 11/01/36................   31,521       30,734
             5.50% due 07/01/34................  465,232      463,712
             5.50% due 09/01/37................  225,000      223,984
             5.50% due 01/01/38................  547,106      544,720
             5.50% due October TBA.............  515,000      512,264
             5.78% due 10/01/36(1).............  507,400      518,277
             5.78% due 01/01/37(1).............  212,128      216,280
             5.81% due 01/01/37(1).............  381,793      386,108
             6.00% due 12/01/33................   81,559       82,996
             6.00% due 10/01/37................  331,600      335,994
             6.50% due 03/01/36................  235,393      241,669
             6.50% due 05/01/36................    7,455        7,654
             6.50% due 11/01/37................  134,865      138,440
             7.00% due 04/01/32................  119,632      125,743
            REMIC
             Series 3026, Class PC
             4.50% due 01/15/34................  620,000      575,296
             Series 3102, Class PG
             5.00% due 11/15/28................  304,000      305,789
             Series 3317, Class PD
             5.00% due 09/15/31................  390,000      388,007
             Series 3116, Class PD
             5.00% due 10/15/34................  615,000      593,430
             Series 3349, Class HB
             5.50% due 06/15/31................  232,000      233,952
                                                          -----------
                                                            8,271,236
                                                          -----------
          Federal National Mtg. Assoc. -- 4.1%
             5.00% due 08/01/18................  145,254      145,732
             5.00% due 07/01/37................  122,828      119,774
             5.50% due 11/01/22................  254,987      257,286
             5.50% due 12/01/33................  831,896      832,038
             5.50% due 02/01/36(1).............  258,490      262,580
             5.50% due 11/01/36................  253,829      253,357
             5.50% due 08/01/38................    8,668        8,650
             6.00% due 12/01/33................   75,241       76,567
             6.00% due 11/01/36................  541,686      544,054
             6.00% due 03/01/38................  486,684      493,512
             6.00% due 07/01/38................  698,660      708,352
             6.50% due 09/01/32................  233,801      241,575
             6.50% due 07/01/36................   99,683      102,328
             6.50% due 10/01/37................   99,415      102,047
            REMIC
             Series 2005-12, Class BE
             5.00% due 11/25/30................  385,000      383,328
                                                          -----------
                                                            4,531,180
                                                          -----------
          Government National Mtg. Assoc. -- 0.7%
             5.50% due 05/15/33................  428,610      430,235
             5.50% due 12/15/33................  294,753      295,871
             7.50% due 01/15/32................  107,593      115,944
                                                          -----------
                                                              842,050
                                                          -----------
          Total U.S. Government Agencies
             (cost $13,680,081)................            13,644,466
                                                          -----------

                                                                    Market
                                                     Principal      Value
              Security Description                    Amount       (Note 3)
  -------------------------------------------------------------------------
  U.S. GOVERNMENT TREASURIES -- 2.9%
  United States Treasury Bonds -- 0.4%
     4.38% due 02/15/38........................... $   94,000    $     95,197
     4.50% due 05/15/38...........................     31,000          32,002
     4.75% due 02/15/37...........................    110,000         117,666
     5.00% due 05/15/37...........................    132,000         146,840
                                                                 ------------
                                                                      391,705
                                                                 ------------
  United States Treasury Notes -- 2.5%
     2.75% due 02/28/13...........................     45,000          44,768
     2.88% due 01/31/13...........................    496,000         497,279
     3.38% due 07/31/13...........................    102,000         103,857
     3.50% due 02/15/18...........................     97,000          95,121
     3.63% due 06/15/10...........................    400,000         412,281
     3.88% due 05/15/18...........................     31,000          31,203
     4.00% due 08/15/18...........................    106,000         107,507
     4.25% due 08/15/15...........................     24,000          25,371
     4.25% due 11/15/17...........................    450,000         466,383
     4.50% due 11/15/15...........................    200,000         213,812
     4.50% due 02/15/16...........................    101,000         107,660
     4.88% due 06/30/09...........................    700,000         715,804
                                                                 ------------
                                                                    2,821,046
                                                                 ------------
  Total U.S. Government Treasuries
     (cost $3,231,442)............................                  3,212,751
                                                                 ------------
  Total Long-Term Investment Securities
     (cost $113,086,912)..........................                105,922,684
                                                                 ------------
  REPURCHASE AGREEMENTS -- 3.7%
     Agreement with State Street Bank & Trust
      Co., bearing interest at 0.35%, dated
      09/30/08, to be repurchased 10/01/08 in
      the amount of $369,004 and collateralized
      by $380,000 of Federal Home Loan Mtg.
      Corp. Notes, bearing interest at 2.98%
      due 01/19/10 and having an approximate
      value of $379,605...........................    369,000         369,000
     State Street Bank & Trust Co.
      Joint Repurchase Agreement(12)..............  3,730,000       3,730,000
                                                                 ------------
  Total Repurchase Agreements
     (cost $4,099,000)............................                  4,099,000
                                                                 ------------
  TOTAL INVESTMENTS --
     (cost $117,185,912)(13)......................       99.4%    110,021,684
  Other assets less liabilities...................        0.6         645,121
                                                   ----------    ------------
  NET ASSETS --                                         100.0% $  110,666,805
                                                   ==========    ============

--------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $3,400,924 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)

(2) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(3) Variable Rate Security -- the rate reflected is as of September 30, 2008, maturity date reflects the stated maturity date.
(4)  Commercial Mortgage Backed Security
(5)  Collateralized Mortgage Obligation
(6) Variable Rate Security -- the rate reflected is as of September 30, 2008, maturity date reflects next reset date.
(7)  Bond in default
(8)  Perpetual maturity -- maturity date reflects the next call date.
(9)  Company has filed Chapter 11 bankruptcy protection.
(10) Illiquid security. At September 30, 2008, the aggregate value of these securities was $0 representing 0.0% of net assets.
(11) Fair valued security; see Note 3
(12) See Note 3 for details on Joint Repurchase Agreement.
(13) See Note 7 for cost of investments on a tax basis.
(14) To the extent permitted by the Statement of Additional information, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a fund may not be sold except in exempt transactions or in a public offering registered under the securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2008, the Balanced Assets Fund held the following restricted securities:

                                                              Market
                                                               Value   % of
                     Acquisition Principal Acquisition Market Per Par  Net
    Name                Date      Amount      Cost     Value  Amount  Assets
    ----             ----------- --------- ----------- ------ ------- ------
    Southern Energy
     7.90% due
     7/15/2009...... 01/10/2006  $150,000      $0        $0     $0     0.00%

(15) Company has filed bankruptcy in country of issuance.

ADR   --American Depository Receipt
REMIC --Real Estate Mortgage Investment Conduit
TBA   --Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

        SunAmerica International Equity Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)

Industry Allocation*

                  Banks-Commercial..................... 12.6%
                  Oil Companies-Integrated.............  7.3
                  Insurance-Multi-line.................  5.0
                  Food-Misc............................  4.9
                  Rubber-Tires.........................  4.2
                  Cellular Telecom.....................  3.9
                  Repurchase Agreement.................  3.8
                  Medical Products.....................  3.5
                  Chemicals-Diversified................  3.2
                  Gas-Distribution.....................  3.0
                  Index Fund...........................  2.6
                  Finance-Investment Banker/Broker.....  2.2
                  Food-Retail..........................  2.2
                  Agricultural Chemicals...............  2.1
                  Chemicals-Specialty..................  1.9
                  Medical-Generic Drugs................  1.8
                  Oil-Field Services...................  1.6
                  Auto-Cars/Light Trucks...............  1.6
                  Non-Ferrous Metals...................  1.5
                  Diversified Manufacturing Operations.  1.5
                  Coal.................................  1.4
                  Cable TV.............................  1.3
                  Machinery-General Industrial.........  1.3
                  Computer Services....................  1.3
                  Electric Products-Misc...............  1.3
                  Retail-Jewelry.......................  1.2
                  Diversified Financial Services.......  1.2
                  Enterprise Software/Service..........  1.2
                  Medical-Biomedical/Gene..............  1.2
                  Electronic Components-Misc...........  1.1
                  Diversified Minerals.................  1.1
                  Real Estate Operations & Development.  1.1
                  Medical-Wholesale Drug Distribution..  1.1
                  Networking Products..................  1.1
                  Computers............................  1.1
                  Steel-Producers......................  1.0
                  Building-Heavy Construction..........  0.9
                  Telecom Services.....................  0.9
                  Import/Export........................  0.9
                  Electric-Integrated..................  0.8
                  Engineering/R&D Services.............  0.8
                  Electronic Components-Semiconductors.  0.7
                  Medical-Drugs........................  0.7
                  Paper & Related Products.............  0.6
                  Transport-Rail.......................  0.6
                  Metal-Diversified....................  0.6
                  Gas-Transportation...................  0.5
                  Toys.................................  0.4
                  Cosmetics & Toiletries...............  0.4
                  Miscellaneous Manufacturing..........  0.2
                                                        ----
                                                        98.4%
                                                        ====

--------
* Calculated as a percentage of net assets
Country Allocation*

                             Japan.......... 14.9%
                             United Kingdom. 14.6
                             France.........  9.4
                             Switzerland....  9.1
                             United States..  5.8
                             Germany........  5.3
                             Canada.........  4.7
                             Brazil.........  4.3
                             Australia......  4.1
                             South Korea....  3.2
                             Israel.........  3.2
                             Italy..........  3.2
                             Hong Kong......  2.3
                             Taiwan.........  2.2
                             Spain..........  2.2
                             Norway.........  1.9
                             Greece.........  1.8
                             Singapore......  1.2
                             Russia.........  1.1
                             Luxembourg.....  1.0
                             Cayman Islands.  0.7
                             South Africa...  0.7
                             China..........  0.7
                             Thailand.......  0.6
                             Bermuda........  0.2
                                             ----
                                             98.4%
                                             ====

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008


                                                                Market
                                                                 Value
                   Security Description               Shares  (Note 3)(1)
      -------------------------------------------------------------------
      COMMON STOCK -- 90.6%
      Australia -- 4.1%
        BHP Billiton, Ltd............................  32,500 $  835,055
        Boart Longyear Group......................... 637,500    581,023
        CSL, Ltd.....................................  28,600    861,572
        Woolworths, Ltd..............................  38,280    827,805
                                                              ----------
                                                               3,105,455
                                                              ----------
      Bermuda -- 0.2%
        Peace Mark Holdings, Ltd..................... 800,000    154,543
                                                              ----------
      Brazil -- 2.9%
        Companhia Brasileira de Distribuicao
         Grupo Pao de Acuca ADR......................  22,500    786,600
        Petroleo Brasileiro SA ADR...................  31,300  1,375,635
                                                              ----------
                                                               2,162,235
                                                              ----------
      Canada -- 4.7%
        Barrick Gold Corp............................  30,100  1,102,182
        Shaw Communications, Inc., Class B...........  49,200    995,788
        Suncor Energy, Inc...........................  33,500  1,385,013
                                                              ----------
                                                               3,482,983
                                                              ----------
      Cayman Islands -- 0.7%
        Hengan International Group Co., Ltd.......... 184,000    525,200
                                                              ----------
      China -- 0.7%
        China Coal Energy Co......................... 498,200    518,052
                                                              ----------
      France -- 8.8%
        Alstom.......................................  13,200    995,411
        AXA SA.......................................  23,300    763,842
        Compagnie Generale des
         Etablissements Michelin, Class B............  23,390  1,534,603
        GDF Suez.....................................  26,412  1,382,023
        Total SA.....................................  19,660  1,186,105
        Vinci SA.....................................  14,910    704,447
                                                              ----------
                                                               6,566,431
                                                              ----------
      Germany -- 5.3%
        Allianz SE...................................  10,750  1,478,475
        Bayer AG.....................................  18,990  1,386,135
        Siemens AG...................................  11,620  1,090,588
                                                              ----------
                                                               3,955,198
                                                              ----------
      Greece -- 1.8%
        Alapis Holding Industrial and Commercial SA+. 382,420    810,728
        Piraeus Bank SA..............................  26,541    557,500
                                                              ----------
                                                               1,368,228
                                                              ----------
      Hong Kong -- 2.3%
        China Mobile, Ltd. ADR.......................  17,400    871,392
        Hong Kong & China Gas Co., Ltd............... 365,150    832,005
        Peregrine Investments Holdings, Ltd.+(2)(3)..  91,000          0
                                                              ----------
                                                               1,703,397
                                                              ----------
      Israel -- 3.2%
        Israel Chemicals, Ltd........................  67,800  1,027,936
        Teva Pharmaceutical Industries, Ltd. ADR.....  29,700  1,359,963
                                                              ----------
                                                               2,387,899
                                                              ----------

                                                              Market
                                                               Value
                   Security Description             Shares  (Note 3)(1)
         --------------------------------------------------------------
         Italy -- 3.2%
           Eni SpA.................................  29,010 $   765,722
           Saipem SpA..............................  40,410   1,195,561
           Snam Rete Gas SpA.......................  66,300     399,098
                                                            -----------
                                                              2,360,381
                                                            -----------
         Japan -- 14.9%
           Bridgestone Corp........................  54,100   1,014,551
           Central Japan Railway Co................      50     471,897
           Kyushu Electric Power Co., Inc..........  29,900     625,896
           Megachips Corp..........................  45,800     538,253
           Mitsubishi UFJ Financial Group, Inc..... 135,200   1,172,000
           Nintendo Co., Ltd.......................     800     333,028
           Nippon Paper Group, Inc.................     162     473,022
           Nomura Holdings, Inc....................  52,200     673,670
           NTT Data Corp...........................     206     805,819
           Pigeon Corp.............................  11,800     329,549
           Sojitz Corp............................. 281,700     650,426
           Sumitomo Mitsui Financial Group, Inc....     132     826,963
           Sumitomo Realty & Development Co., Ltd..  24,000     522,515
           Terumo Corp.............................  17,800     916,685
           Toyota Motor Corp.......................  27,500   1,167,572
           Unicharm Petcare Corp...................  21,800     650,818
                                                            -----------
                                                             11,172,664
                                                            -----------
         Luxembourg -- 1.0%
           ArcelorMittal...........................  15,630     781,801
                                                            -----------
         Norway -- 1.9%
           Telenor ASA.............................  56,716     697,293
           Yara International ASA..................  20,660     725,262
                                                            -----------
                                                              1,422,555
                                                            -----------
         Russia -- 1.1%
           Uralkali GDR............................  25,900     813,606
                                                            -----------
         Singapore -- 1.2%
           CapitaLand, Ltd......................... 137,000     298,568
           DBS Group Holdings, Ltd.................  47,500     561,594
                                                            -----------
                                                                860,162
                                                            -----------
         South Africa -- 0.7%
           Exxaro Resources, Ltd...................  47,800     520,136
                                                            -----------
         South Korea -- 3.2%
           Hankook Tire Co., Ltd...................  40,000     564,271
           LG Electronics, Inc.....................  10,400     969,179
           Shinhan Financial Group Co., Ltd........  24,400     879,732
                                                            -----------
                                                              2,413,182
                                                            -----------
         Spain -- 2.2%
           Banco Santander SA......................  44,110     667,718
           Indra Sistemas SA.......................  40,970     976,965
                                                            -----------
                                                              1,644,683
                                                            -----------
         Switzerland -- 9.1%
           Compagnie Financiere Richemont SA.......  20,430     907,383
           Lonza Group AG..........................  11,520   1,432,723
           Nestle SA...............................  69,810   3,019,426
           Zurich Financial Services AG............   5,340   1,480,213
                                                            -----------
                                                              6,839,745
                                                            -----------

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                              Market
                                                               Value
                   Security Description             Shares  (Note 3)(1)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Taiwan -- 2.2%
          Compal Electronics, Inc. GDR............. 255,270 $   804,100
          Hon Hai Precision Industry Co., Ltd. GDR. 124,200     859,464
                                                            -----------
                                                              1,663,564
                                                            -----------
        Thailand -- 0.6%
          Bangkok Bank PCL......................... 150,300     461,565
                                                            -----------
        United Kingdom -- 14.6%
          Autonomy Corp PLC+.......................  47,617     875,455
          BG Group PLC.............................  39,600     717,512
          GlaxoSmithKline PLC......................  23,900     516,345
          HSBC Holdings PLC........................ 118,380   1,917,146
          ICAP PLC................................. 151,450     978,904
          Lloyds TSB Group PLC..................... 303,670   1,263,198
          Rio Tinto PLC............................   7,300     454,212
          Royal Bank of Scotland Group PLC......... 295,400     978,523
          Smith & Nephew PLC....................... 112,390   1,184,640
          Vodafone Group PLC....................... 938,290   2,072,868
                                                            -----------
                                                             10,958,803
                                                            -----------
        United States -- 0.0%
          SoftBrands, Inc.+........................      40          38
                                                            -----------
        Total Common Stock
           (cost $81,449,271)......................          67,842,506
                                                            -----------
        PREFERRED STOCK -- 1.4%
        Brazil -- 1.4%
          Banco Bradesco SA
           (cost $1,393,886).......................  64,300   1,045,479
                                                            -----------
        EXCHANGE-TRADED FUNDS -- 2.6%
        France -- 0.6%
          streetTRACKS MSCI Europe+................   3,100     455,000
                                                            -----------
        United States -- 2.0%
          iShares MSCI Canada Index Fund...........  46,700   1,230,078
          Vanguard International Equity
           Index European ETF......................   4,443     237,123
                                                            -----------
                                                              1,467,201
                                                            -----------
        Total Exchange-Traded Funds
           (cost $2,201,374).......................           1,922,201
                                                            -----------
        Total Long-Term Investment Securities
           (cost $85,044,531)......................          70,810,186
                                                            -----------

                                                                    Market
                                                       Principal     Value
                 Security Description                   Amount    (Note 3)(1)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 3.8%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 0.35%, dated 09/30/08, to
      be repurchased 10/01/08 in the amount of
      $2,809,027 and collateralized by Federal
      Home Loan Mtg. Notes, bearing interest at
      2.98% due 01/19/10 and having an
      approximate value of $2,867,015
      (cost $2,809,000).............................. $2,809,000  $ 2,809,000
                                                                  -----------
   TOTAL INVESTMENTS --
      (cost $87,853,531)(4)..........................       98.4%  73,619,186
   Other assets less liabilities.....................        1.6    1,228,332
                                                      ----------  -----------
   NET ASSETS --                                           100.0% $74,847,518
                                                      ==========  ===========

--------
+    Non-income producing security
(1) A substantial number of the Fund's holdings were valued using the fair value procedures at September 30, 2008. At September 30, 2008, the aggregate value of these securities was $58,602,788 representing 78.3% of net assets. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)  Fair valued security; see Note 3
(3) Illiquid security. At September 30, 2008, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)  See Note 7 for cost of investment on a tax basis.
ADR --American Depository Receipt
ETF --Exchange-Traded Fund
GDR --Global Depository Receipt

See Notes to Financial Statements

        SunAmerica Value Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)

Industry Allocation*

                 Oil Companies-Integrated............... 12.3%
                 Banks-Super Regional...................  9.4
                 Finance-Investment Banker/Broker.......  7.7
                 Electric-Integrated....................  6.9
                 Medical-Drugs..........................  6.3
                 Telephone-Integrated...................  6.0
                 Diversified Manufacturing Operations...  5.4
                 Oil Companies-Exploration & Production.  3.7
                 Multimedia.............................  3.2
                 Repurchase Agreement...................  3.1
                 Investment Management/Advisor Services.  2.8
                 Medical Products.......................  2.6
                 Medical-HMO............................  1.9
                 Insurance-Property/Casualty............  1.9
                 Consumer Products-Misc.................  1.8
                 Cosmetics & Toiletries.................  1.6
                 Insurance-Multi-line...................  1.6
                 Applications Software..................  1.6
                 Aerospace/Defense-Equipment............  1.6
                 Telecommunication Equipment............  1.5
                 Paper & Related Products...............  1.5
                 Agricultural Operations................  1.5
                 Retail-Drug Store......................  1.5
                 Non-Hazardous Waste Disposal...........  1.5
                 Retail-Apparel/Shoe....................  1.5
                 Chemicals-Diversified..................  1.4
                 Retail-Discount........................  1.4
                 Tobacco................................  1.4
                 Aerospace/Defense......................  1.3
                 Finance-Credit Card....................  1.3
                 Metal-Diversified......................  0.8
                                                         ----
                                                         98.0%
                                                         ====

--------
* Calculated as a percentage of net assets

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008


                                                                Market
                                                                Value
                   Security Description               Shares   (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK -- 94.9%
      Aerospace/Defense -- 1.3%
        General Dynamics Corp........................  25,300 $ 1,862,586
                                                              -----------
      Aerospace/Defense-Equipment -- 1.6%
        United Technologies Corp.....................  36,700   2,204,202
                                                              -----------
      Agricultural Operations -- 1.5%
        Archer-Daniels-Midland Co....................  95,700   2,096,787
                                                              -----------
      Applications Software -- 1.6%
        Microsoft Corp...............................  83,600   2,231,284
                                                              -----------
      Banks-Super Regional -- 9.4%
        Bank of America Corp......................... 168,400   5,894,000
        US Bancorp...................................  91,000   3,277,820
        Wells Fargo & Co............................. 104,100   3,906,873
                                                              -----------
                                                               13,078,693
                                                              -----------
      Chemicals-Diversified -- 1.4%
        E.I. du Pont de Nemours & Co.................  49,300   1,986,790
                                                              -----------
      Consumer Products-Misc. -- 1.8%
        Kimberly-Clark Corp..........................  38,200   2,476,888
                                                              -----------
      Cosmetics & Toiletries -- 1.6%
        Procter & Gamble Co..........................  32,300   2,250,987
                                                              -----------
      Diversified Manufacturing Operations -- 5.4%
        Eaton Corp...................................  24,500   1,376,410
        General Electric Co.......................... 168,000   4,284,000
        Honeywell International, Inc.................  43,700   1,815,735
                                                              -----------
                                                                7,476,145
                                                              -----------
      Electric-Integrated -- 6.9%
        FPL Group, Inc...............................  41,500   2,087,450
        PG&E Corp....................................  57,800   2,164,610
        Southern Co..................................  73,700   2,777,753
        Xcel Energy, Inc............................. 128,200   2,562,718
                                                              -----------
                                                                9,592,531
                                                              -----------
      Finance-Credit Card -- 1.3%
        American Express Co..........................  52,500   1,860,075
                                                              -----------
      Finance-Investment Banker/Broker -- 7.7%
        Citigroup, Inc............................... 217,200   4,454,772
        JPMorgan Chase & Co.......................... 133,200   6,220,440
                                                              -----------
                                                               10,675,212
                                                              -----------
      Insurance-Multi-line -- 1.6%
        MetLife, Inc.................................  40,000   2,240,000
                                                              -----------
      Insurance-Property/Casualty -- 1.9%
        Chubb Corp...................................  48,000   2,635,200
                                                              -----------
      Investment Management/Advisor Services -- 2.8%
        Ameriprise Financial, Inc....................  50,800   1,940,560
        Invesco, Ltd.................................  92,900   1,949,042
                                                              -----------
                                                                3,889,602
                                                              -----------
      Medical Products -- 2.6%
        Johnson & Johnson............................  51,400   3,560,992
                                                              -----------
      Medical-Drugs -- 6.3%
        Abbott Laboratories..........................  25,200   1,451,016
        Eli Lilly & Co...............................  28,700   1,263,661

                                                                 Market
                                                                 Value
                   Security Description               Shares    (Note 3)
      --------------------------------------------------------------------
      Medical-Drugs (continued)
        Merck & Co., Inc.............................  45,100 $  1,423,356
        Pfizer, Inc.................................. 178,100    3,284,164
        Wyeth........................................  38,000    1,403,720
                                                              ------------
                                                                 8,825,917
                                                              ------------
      Medical-HMO -- 1.9%
        Aetna, Inc...................................  37,800    1,364,958
        UnitedHealth Group, Inc......................  51,600    1,310,124
                                                              ------------
                                                                 2,675,082
                                                              ------------
      Metal-Diversified -- 0.8%
        Freeport-McMoRan Copper & Gold, Inc..........  19,800    1,125,630
                                                              ------------
      Multimedia -- 3.2%
        The Walt Disney Co...........................  71,400    2,191,266
        Time Warner, Inc............................. 175,700    2,303,427
                                                              ------------
                                                                 4,494,693
                                                              ------------
      Non-Hazardous Waste Disposal -- 1.5%
        Waste Management, Inc........................  65,600    2,065,744
                                                              ------------
      Oil Companies-Exploration & Production -- 3.7%
        Apache Corp..................................  17,300    1,804,044
        Occidental Petroleum Corp....................  27,200    1,916,240
        XTO Energy, Inc..............................  30,100    1,400,252
                                                              ------------
                                                                 5,120,536
                                                              ------------
      Oil Companies-Integrated -- 12.3%
        Chevron Corp.................................  55,700    4,594,136
        ConocoPhillips...............................  56,300    4,123,975
        Exxon Mobil Corp.............................  67,000    5,203,220
        Marathon Oil Corp............................  81,400    3,245,418
                                                              ------------
                                                                17,166,749
                                                              ------------
      Paper & Related Products -- 1.5%
        International Paper Co.......................  81,200    2,125,816
                                                              ------------
      Retail-Apparel/Shoe -- 1.5%
        American Eagle Outfitters, Inc............... 132,700    2,023,675
                                                              ------------
      Retail-Discount -- 1.4%
        Target Corp..................................  40,100    1,966,905
                                                              ------------
      Retail-Drug Store -- 1.5%
        CVS Caremark Corp............................  61,400    2,066,724
                                                              ------------
      Telecommunication Equipment -- 1.5%
        Harris Corp..................................  46,400    2,143,680
                                                              ------------
      Telephone-Integrated -- 6.0%
        AT&T, Inc.................................... 171,050    4,775,716
        Verizon Communications, Inc.................. 109,400    3,510,646
                                                              ------------
                                                                 8,286,362
                                                              ------------
      Tobacco -- 1.4%
        Philip Morris International, Inc.............  39,900    1,919,190
                                                              ------------
      Total Long-Term Investment Securities
         (cost $141,279,841).........................          132,124,677
                                                              ------------

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                            Market
                                              Principal     Value
                Security Description           Amount      (Note 3)
          ----------------------------------------------------------
          REPURCHASE AGREEMENT -- 3.1%
            State Street Bank & Trust Co.
             Joint Repurchase Agreement(1)
             (cost $4,305,000).............. $4,305,000  $  4,305,000
                                                         ------------
          TOTAL INVESTMENTS --
             (cost $145,584,841)(2).........       98.0%  136,429,677
          Other assets less liabilities.....        2.0     2,822,864
                                             ----------  ------------
          NET ASSETS --                           100.0% $139,252,541
                                             ==========  ============

--------
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 7 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica Disciplined Growth Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)

Industry Allocation*

                 Finance-Investment Banker/Broker.......  5.8%
                 Computers..............................  5.3
                 Building-Residential/Commercial........  3.5
                 Applications Software..................  3.4
                 Footwear & Related Apparel.............  3.4
                 Retail-Drug Store......................  3.2
                 Medical-Biomedical/Gene................  3.1
                 Cosmetics & Toiletries.................  3.0
                 Distribution/Wholesale.................  3.0
                 Banks-Super Regional...................  2.8
                 Medical-Generic Drugs..................  2.6
                 Medical-Drugs..........................  2.6
                 Telecommunication Equipment............  2.6
                 Repurchase Agreement...................  2.5
                 Transport-Rail.........................  2.5
                 Mining.................................  2.4
                 Aerospace/Defense......................  2.3
                 Networking Products....................  2.2
                 Enterprise Software/Service............  2.2
                 Medical Products.......................  2.2
                 Retail-Apparel/Shoe....................  2.1
                 Commercial Services....................  2.1
                 Health Care Cost Containment...........  2.1
                 Oil & Gas Drilling.....................  2.0
                 Oil Companies-Exploration & Production.  2.0
                 X-Ray Equipment........................  1.2
                 Electronics-Military...................  1.2
                 Food-Misc..............................  1.2
                 Commodity Funds........................  1.1
                 Computers-Periphery Equipment..........  1.1
                 Beverages-Non-alcoholic................  1.1
                 Data Processing/Management.............  1.1
                 Diversified Manufacturing Operations...  1.1
                 Retail-Building Products...............  1.1
                 Telephone-Integrated...................  1.1
                 Commercial Services-Finance............  1.0
                 Real Estate Operations & Development...  1.0
                 Finance-Other Services.................  1.0
                 Rental Auto/Equipment..................  1.0
                 Food-Wholesale/Distribution............  0.8
                 Electronic Components-Semiconductors...  0.6
                 Casino Services........................  0.3
                 E-Marketing/Info.......................  0.3
                                                         ----
                                                         88.2%
                                                         ====

--------
* Calculated as a percentage of net assets

        SunAmerica Disciplined Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008


                                                                Market
                                                                Value
                    Security Description              Shares   (Note 3)
        ---------------------------------------------
        COMMON STOCK -- 84.6%
        Aerospace/Defense -- 2.3%
          Lockheed Martin Corp.......................   4,100 $  449,647
          Raytheon Co................................   9,100    486,941
                                                              ----------
                                                                 936,588
                                                              ----------
        Applications Software -- 3.4%
          Intuit, Inc.+..............................  28,900    913,529
          Microsoft Corp.............................  17,700    472,413
                                                              ----------
                                                               1,385,942
                                                              ----------
        Banks-Super Regional -- 2.8%
          Bank of America Corp.......................  31,800  1,113,000
                                                              ----------
        Beverages-Non-alcoholic -- 1.1%
          Hansen Natural Corp.+......................  14,600    441,650
                                                              ----------
        Building-Residential/Commercial -- 3.5%
          KB Home....................................  22,600    444,768
          Standard-Pacific Corp.+.................... 199,590    979,987
                                                              ----------
                                                               1,424,755
                                                              ----------
        Casino Services -- 0.3%
          Scientific Games Corp., Class A+...........   5,893    135,657
                                                              ----------
        Commercial Services -- 2.1%
          Iron Mountain, Inc.+.......................  35,000    854,350
                                                              ----------
        Commercial Services-Finance -- 1.0%
          Euronet Worldwide, Inc.+...................  24,700    413,231
                                                              ----------
        Computers -- 5.3%
          Apple, Inc.+...............................   3,400    386,444
          Hewlett-Packard Co.........................  37,900  1,752,496
                                                              ----------
                                                               2,138,940
                                                              ----------
        Computers-Periphery Equipment -- 1.1%
          Synaptics, Inc.+...........................  15,200    459,344
                                                              ----------
        Cosmetics & Toiletries -- 3.0%
          Colgate-Palmolive Co.......................   5,400    406,890
          Procter & Gamble Co........................  11,600    808,404
                                                              ----------
                                                               1,215,294
                                                              ----------
        Data Processing/Management -- 1.1%
          Fiserv, Inc.+..............................   9,200    435,344
                                                              ----------
        Distribution/Wholesale -- 3.0%
          Beacon Roofing Supply, Inc.+...............  42,800    668,536
          Pool Corp..................................  22,541    525,881
                                                              ----------
                                                               1,194,417
                                                              ----------
        Diversified Manufacturing Operations -- 1.1%
          Danaher Corp...............................   6,200    430,280
                                                              ----------
        E-Marketing/Info -- 0.3%
          Constant Contact, Inc.+....................   7,911    135,041
                                                              ----------
        Electronic Components-Semiconductors -- 0.6%
          Macrovision Solutions Corp.+...............  16,800    258,384
                                                              ----------
        Electronics-Military -- 1.2%
          L-3 Communications Holdings, Inc...........   4,900    481,768
                                                              ----------
        Enterprise Software/Service -- 2.2%
          Oracle Corp.+..............................  43,500    883,485
                                                              ----------

                                                                 Market
                                                                 Value
                    Security Description               Shares   (Note 3)
       ------------------------------------------------------------------
       Finance-Investment Banker/Broker -- 5.8%
         Citigroup, Inc...............................  57,900 $1,187,529
         Investment Technology Group, Inc.+...........   8,300    252,569
         JPMorgan Chase & Co..........................  19,000    887,300
                                                               ----------
                                                                2,327,398
                                                               ----------
       Finance-Other Services -- 1.0%
         CME Group, Inc...............................   1,100    408,661
                                                               ----------
       Food-Misc. -- 1.2%
         General Mills, Inc...........................   6,800    467,296
                                                               ----------
       Food-Wholesale/Distribution -- 0.8%
         Fresh Del Monte Produce, Inc.+...............  13,819    306,782
                                                               ----------
       Footwear & Related Apparel -- 3.4%
         Iconix Brand Group, Inc.+.................... 103,800  1,357,704
                                                               ----------
       Health Care Cost Containment -- 2.1%
         McKesson Corp................................  15,700    844,817
                                                               ----------
       Medical Products -- 2.2%
         Becton Dickinson & Co........................  11,000    882,860
                                                               ----------
       Medical-Biomedical/Gene -- 3.1%
         Genzyme Corp.+...............................  15,200  1,229,528
                                                               ----------
       Medical-Drugs -- 2.6%
         Abbott Laboratories..........................   8,200    472,156
         AstraZeneca PLC ADR..........................  13,000    570,440
                                                               ----------
                                                                1,042,596
                                                               ----------
       Medical-Generic Drugs -- 2.6%
         Mylan, Inc.+.................................  32,800    374,576
         Teva Pharmaceutical Industries, Ltd. ADR.....  14,800    677,692
                                                               ----------
                                                                1,052,268
                                                               ----------
       Mining -- 2.4%
         Agnico-Eagle Mines, Ltd......................   7,200    396,504
         Goldcorp, Inc................................  17,700    559,851
                                                               ----------
                                                                  956,355
                                                               ----------
       Networking Products -- 2.2%
         Cisco Systems, Inc.+.........................  39,600    893,376
                                                               ----------
       Oil & Gas Drilling -- 2.0%
         Transocean, Inc.+............................   7,300    801,832
                                                               ----------
       Oil Companies-Exploration & Production -- 2.0%
         Devon Energy Corp............................   8,600    784,320
                                                               ----------
       Printing-Commercial -- 0.0%
         VistaPrint, Ltd.+............................      98      3,218
                                                               ----------
       Real Estate Operations & Development -- 1.0%
         The St. Joe Co.+.............................  10,500    410,445
                                                               ----------
       Rental Auto/Equipment -- 1.0%
         Rent-A-Center, Inc.+.........................  18,100    403,268
                                                               ----------
       Retail-Apparel/Shoe -- 2.1%
         Tween Brands, Inc.+..........................  87,900    860,541
                                                               ----------
       Retail-Building Products -- 1.1%
         Home Depot, Inc..............................  16,400    424,596
                                                               ----------

        SunAmerica Disciplined Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)


                                                  Shares/    Market
                                                 Principal   Value
                  Security Description            Amount    (Note 3)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Retail-Drug Store -- 3.2%
            CVS Caremark Corp...................   37,700  $ 1,268,982
                                                           -----------
          Telecommunication Equipment -- 2.6%
            Harris Corp.........................   22,400    1,034,880
                                                           -----------
          Telephone-Integrated -- 1.1%
            AT&T, Inc...........................   15,100      421,592
                                                           -----------
          Transport-Rail -- 2.5%
            Burlington Northern Santa Fe Corp...    5,000      462,150
            Union Pacific Corp..................    7,400      526,584
                                                           -----------
                                                               988,734
                                                           -----------
          X-Ray Equipment -- 1.2%
            Hologic, Inc.+......................   25,100      485,183
                                                           -----------
          Total Common Stock
             (cost $35,803,824).................            33,994,702
                                                           -----------
          EXCHANGE-TRADED FUNDS -- 1.1%
          Commodity Funds -- 1.1%
            SPDR Gold Trust+
             (cost $484,978)....................    5,500      467,885
                                                           -----------
          Total Long-Term Investment Securities
             (cost $36,288,802).................            34,462,587
                                                           -----------
          REPURCHASE AGREEMENT -- 2.5%
            State Street Bank & Trust Co.
             Joint Repurchase Agreement(1)
             (cost $998,000).................... $998,000      998,000
                                                           -----------
          TOTAL INVESTMENTS --
             (cost $37,286,802)(2)..............     88.2%  35,460,587
          Other assets less liabilities.........     11.8    4,727,908
                                                 --------  -----------
          NET ASSETS --                             100.0% $40,188,495
                                                 ========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited)

Industry Allocation*

                  Medical-Drugs.......................... 3.8%
                  Chemicals-Diversified.................. 3.0
                  Consulting Services.................... 2.7
                  Computers-Integrated Systems........... 2.6
                  Electronic Components-Misc............. 2.5
                  Building-Maintance & Services.......... 2.4
                  Electric Products-Misc................. 2.3
                  Gambling (Non-Hotel)................... 2.0
                  Machinery-General Industrial........... 1.9
                  Medical Instruments.................... 1.9
                  Retail-Misc./Diversified............... 1.8
                  Cosmetics & Toiletries................. 1.8
                  Power Converter/Supply Equipment....... 1.8
                  Transport-Marine....................... 1.8
                  Shipbuilding........................... 1.8
                  Food-Misc.............................. 1.7
                  Time Deposits.......................... 1.7
                  Machinery-Construction & Mining........ 1.7
                  Energy-Alternate Sources............... 1.7
                  Finance-Other Services................. 1.7
                  Advanced Materials..................... 1.6
                  Containers-Paper/Plastic............... 1.5
                  Electronics-Military................... 1.5
                  Research & Development................. 1.4
                  Medical-Biomedical/Gene................ 1.4
                  Retail-Apparel/Shoe.................... 1.4
                  E-Commerce/Services.................... 1.4
                  Electronic Components-Semiconductors... 1.4
                  Security Services...................... 1.3
                  Electronic Measurement Instruments..... 1.3
                  Internet Infrastructure Software....... 1.3
                  Miscellaneous Manufacturing............ 1.3
                  Appliances............................. 1.2
                  Retail-Automobile...................... 1.2
                  Agricultural Operations................ 1.2
                  Transport-Rail......................... 1.1
                  Auto/Truck Parts & Equipment-Original.. 1.0
                  Transport-Services..................... 1.0
                  Applications Software.................. 1.0
                  Machinery-Electrical................... 1.0
                  Medical-Wholesale Drug Distribution.... 1.0
                  Retail-Bookstores...................... 1.0
                  Direct Marketing....................... 0.9
                  Oil-Field Services..................... 0.9
                  Retail-Petroleum Products.............. 0.9
                  Commercial Services.................... 0.8
                  Water.................................. 0.8
                  Veterinary Products.................... 0.8
                  Computers-Periphery Equipment.......... 0.8
                  Enterprise Software/Service............ 0.7
                  Electronic Connectors.................. 0.7
                  Industrial Audio & Video Products...... 0.7
                  Diversified Financial Services......... 0.7
                  Medical-Hospitals...................... 0.7
                  Extended Service Contracts............. 0.7
                  Building-Residential/Commercial........ 0.7
                  Tools-Hand Held........................ 0.7
                  Building & Construction-Misc........... 0.7
                  Oil Companies-Exploration & Production. 0.7
                  Medical Products....................... 0.7


                 Instruments-Controls...................  0.6%
                 Medical Imaging Systems................  0.6
                 Finance-Investment Banker/Broker.......  0.6
                 Chemicals-Specialty....................  0.6
                 Building & Construction Products-Misc..  0.6
                 Oil Field Machinery & Equipment........  0.6
                 Medical Labs & Testing Services........  0.6
                 Retail-Regional Department Stores......  0.5
                 Retail-Discount........................  0.5
                 Coatings/Paint.........................  0.5
                 Funeral Services & Related Items.......  0.5
                 Insurance-Reinsurance..................  0.5
                 Oil Refining & Marketing...............  0.5
                 Rubber-Tires...........................  0.5
                 Auto-Cars/Light Trucks.................  0.4
                 Footwear & Related Apparel.............  0.4
                 Communications Software................  0.4
                 Steel-Specialty........................  0.4
                 Banks-Commercial.......................  0.4
                 Retail-Restaurants.....................  0.4
                 Electric-Generation....................  0.4
                 Steel Pipe & Tube......................  0.4
                 Coal...................................  0.4
                 Fisheries..............................  0.3
                 Motion Pictures & Services.............  0.3
                 Casino Services........................  0.3
                 Building-Heavy Construction............  0.3
                 Internet Content-Information/News......  0.3
                 Human Resources........................  0.3
                 Audio/Video Products...................  0.2
                 Diversified Manufacturing Operations...  0.2
                 Aerospace/Defense......................  0.2
                 Medical Information Systems............  0.2
                 Beverages-Non-alcoholic................  0.2
                 Rubber/Plastic Products................  0.1
                 Diversified Minerals...................  0.1
                 Retail-Major Department Stores.........  0.1
                                                         ----
                                                         98.1%
                                                         ====

--------
* Calculated as a percentage of net assets

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- September 30, 2008 -- (unaudited) (continued)

Country Allocation*

                             Japan.......... 28.5%
                             United Kingdom. 26.6
                             Germany........  6.3
                             France.........  5.1
                             South Korea....  2.7
                             Spain..........  2.6
                             Sweden.........  2.5
                             Bermuda........  2.2
                             Denmark........  1.9
                             Switzerland....  1.8
                             Greece.........  1.8
                             United States..  1.7
                             Finland........  1.6
                             Norway.........  1.3
                             Taiwan.........  1.3
                             China..........  1.3
                             Italy..........  1.1
                             Cayman Islands.  0.8
                             Ireland........  0.8
                             Malaysia.......  0.8
                             Netherlands....  0.8
                             Indonesia......  0.7
                             Belgium........  0.7
                             Singapore......  0.7
                             Austria........  0.6
                             Australia......  0.5
                             Hong Kong......  0.4
                             New Zealand....  0.4
                             Thailand.......  0.4
                             Philippines....  0.2
                                             ----
                                             98.1%
                                             ====

--------
* Calculated as a percentage of net assets

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008

                                                                  Market
                                                                   Value
                   Security Description                 Shares  (Note 3)(1)
     ----------------------------------------------------------------------
     COMMON STOCK -- 95.9%
     Australia -- 0.5%
       Tassal Group, Ltd...............................  36,863  $ 65,397
       Western Areas NL+...............................   4,164    25,391
                                                                 --------
                                                                   90,788
                                                                 --------
     Austria -- 0.6%
       Andritz AG......................................   2,550   109,578
                                                                 --------
     Belgium -- 0.7%
       EVS Broadcast Equipment SA......................   1,952   139,631
                                                                 --------
     Bermuda -- 2.2%
       China Yurun Food Group, Ltd.....................  57,000    73,660
       CNPC Hong Kong, Ltd............................. 170,000    72,286
       Global Sources, Ltd.............................   6,930    69,785
       Huabao International Holdings, Ltd.............. 145,000   111,173
       IT, Ltd......................................... 388,000    47,523
       Pacific Basin Shipping, Ltd.....................  59,000    49,081
       Peace Mark Holdings, Ltd........................   8,000     1,545
                                                                 --------
                                                                  425,053
                                                                 --------
     Cayman Islands -- 0.8%
       Anta Sports Products, Ltd....................... 134,000    77,465
       Hidili Industry International Development, Ltd.. 145,000    69,522
       New World Department Store China, Ltd.+.........  31,000    17,003
                                                                 --------
                                                                  163,990
                                                                 --------
     China -- 1.3%
       AsiaInfo Holdings, Inc .+.......................  27,600   253,368
                                                                 --------
     Denmark -- 1.9%
       Auriga Industries A/S Series B..................   5,645   142,885
       East Asiatic Co., Ltd. A/S......................   2,063    87,064
       Genmab A/S+.....................................   1,204    68,815
       NeuroSearch A/S+................................   1,562    68,776
                                                                 --------
                                                                  367,540
                                                                 --------
     Finland -- 1.6%
       Nokian Renkaat Oyj..............................   3,647    88,641
       Oriola-KD Oyj Series A..........................   9,738    27,704
       Oriola-KD Oyj Series B..........................   2,816     7,934
       Poyry Oyj.......................................  10,442   201,046
                                                                 --------
                                                                  325,325
                                                                 --------
     France -- 5.1%
       Faiveley SA.....................................   1,235    73,816
       Guerbet SA......................................     721   122,070
       Ingenico SA.....................................   5,997   151,123
       Rubis SA........................................   2,440   172,923
       Sechilienne SA..................................   3,399   194,454
       Sperian Protection SA...........................   1,300   132,802
       Virbac SA.......................................   1,979   151,911
                                                                 --------
                                                                  999,099
                                                                 --------
     Germany -- 5.8%
       Bauer AG........................................   2,170   110,220
       ElringKlinger AG................................   2,347    44,607
       Fielmann AG.....................................   5,182   361,947
       Rational AG.....................................     853   134,614

                                                            Market
                                                             Value
                   Security Description           Shares  (Note 3)(1)
           ----------------------------------------------------------
           Germany (continued)
             SMA Solar Technology AG+............   1,699 $  132,900
             Vossloh AG..........................   3,547    365,031
                                                          ----------
                                                           1,149,319
                                                          ----------
           Greece -- 1.8%
             Fourlis Holdings SA.................   5,654    108,153
             Sarantis SA.........................  21,350    239,191
                                                          ----------
                                                             347,344
                                                          ----------
           Hong Kong -- 0.4%
             China Green Holdings, Ltd........... 104,000     83,703
                                                          ----------
           Indonesia -- 0.7%
             PT United Tractors Tbk.............. 144,666    144,495
                                                          ----------
           Ireland -- 0.8%
             Origin Enterprises PLC+.............  36,270    153,183
                                                          ----------
           Italy -- 1.1%
             Ansaldo STS SpA.....................  15,881    225,721
                                                          ----------
           Japan -- 28.5%
             Acrodea, Inc.+......................      26     60,412
             Ain Pharmaciez, Inc.................   6,000    108,868
             Alpha Systems, Inc..................   3,700     75,349
             Axell Corp..........................      61    190,120
             Benefit One Inc.....................      72     67,783
             Chugoku Marine Paints, Ltd..........  17,000    100,499
             CMIC Co., Ltd.......................     110     28,633
             Dai-ichi Seiko Co., Ltd.............   3,900     62,009
             Daiseki Co., Ltd....................   3,700     98,459
             Dena Co., Ltd.......................      32    128,819
             Disco Corp..........................   3,100     90,713
             Don Quijote Co., Ltd................   5,900    105,722
             en-japan, Inc.......................      79     73,983
             EPS Co., Ltd........................      30     95,203
             Foster Electric Co., Ltd............   3,600     44,934
             FP Corp.............................   9,500    295,164
             Funai Electric Co., Ltd.............   4,300     79,801
             Harmonic Drive Systems, Inc.........      28     81,067
             Hisamitsu Pharmaceutical Co., Inc...   6,300    273,484
             Hitachi Koki Co., Ltd...............  13,200    134,525
             Intage, Inc.........................   5,500     81,007
             Iriso Electronics Co., Ltd..........   8,500     83,345
             Koito Manufacturing Co., Ltd........  17,000    158,808
             Kokusai Co., Ltd....................   5,900     45,886
             Kura Corp...........................      45     71,802
             Mani, Inc...........................   2,300    129,701
             Mars Engineering Corporation........   2,900     62,941
             Miraial Co., Ltd....................   3,500     52,690
             Modec, Inc..........................   5,700    135,628
             Moshi Moshi Hotline, Inc............   7,100    184,782
             Nichi-iko Pharmaceutical Co., Ltd...   4,300    104,356
             Nishimatsuya Chain Co., Ltd.........  23,900    228,946
             Obara Corp..........................   2,800     24,185
             OPTEX Co., Ltd......................   5,800     53,757
             Osaka Securities Exchange Co., Ltd..      25     70,843
             Otsuka Corp.........................   3,600    235,095

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)

                                                             Market
                                                              Value
                   Security Description            Shares  (Note 3)(1)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Japan (continued)
           Produce Co., Ltd.+.....................      11 $   10,040
           Proto Corp.............................   2,600     60,840
           Roland DG Corp.........................   8,200    150,805
           Sintokogio, Ltd........................  19,300    121,064
           Software Service, Inc..................   4,500     35,688
           Sysmex Corp............................   3,800    168,075
           Toho Pharmaceutical Co., Ltd...........  14,100    198,539
           Token Corp.............................   4,170    135,289
           Union Tool Co..........................   4,700    110,673
           USS Co., Ltd...........................   3,710    238,269
           Village Vanguard Co., Ltd.+............      41    197,968
           VSN, Inc...............................   5,000     51,819
           Works Applications Co., Ltd............     167    141,194
           Yamaguchi Financial Group, Inc.........   6,000     72,118
                                                           ----------
                                                            5,611,700
                                                           ----------
         Malaysia -- 0.8%
           IJM Corp. Bhd+.........................  57,400     78,662
           Sarawak Energy Bhd..................... 101,800     70,648
                                                           ----------
                                                              149,310
                                                           ----------
         Netherlands -- 0.8%
           Smit Internationale NV.................   1,720    148,553
                                                           ----------
         New Zealand -- 0.4%
           Nufarm, Ltd............................   6,493     78,840
                                                           ----------
         Norway -- 1.3%
           Sevan Marine ASA+......................  26,368    109,318
           Songa Offshore ASA+....................  15,480    146,827
                                                           ----------
                                                              256,145
                                                           ----------
         Philippines -- 0.2%
           Pepsi-Cola Products Philippines, Inc.+. 712,000     30,402
                                                           ----------
         Singapore -- 0.7%
           Raffles Medical Group, Ltd............. 206,800    137,715
                                                           ----------
         South Korea -- 2.7%
           Cheil Industries, Inc..................     990     43,525
           CJ Internet Corp.......................   5,940     63,715
           Hyundai DSF Co., Ltd...................   6,970     66,239
           Jinsung T.E.C. Co., Ltd................   5,548     56,658
           JVM Co., Ltd...........................   2,683     38,809
           Korea Kumho Petrochemical Co., Ltd.....     870     28,982
           Korean Reinsurance Co..................  12,530     98,321
           SODIFF Advanced Materials Co., Ltd.....   1,104     75,425
           Taeyoung Engineering & Construction....  13,800     61,898
                                                           ----------
                                                              533,572
                                                           ----------
         Spain -- 2.6%
           Prosegur Cia de Seguridad SA...........   7,606    265,403
           Tubacex, SA............................  11,089     70,279
           Viscofan SA............................  11,059    182,218
                                                           ----------
                                                              517,900
                                                           ----------
         Sweden -- 2.5%
           Elekta AB, Series B....................  12,121    207,189
           Intrum Justitia AB.....................  23,926    256,686

                                                                 Market
                                                                  Value
                  Security Description                Shares   (Note 3)(1)
      --------------------------------------------------------------------
      Sweden (continued)
        Saab AB, Series B...........................     2,406 $    36,990
                                                               -----------
                                                                   500,865
                                                               -----------
      Switzerland -- 1.8%
        Basilea Pharmaceutica AG+...................     1,433     210,638
        Bucher Industries AG........................       255      33,745
        Compagne Financiere Tradition...............       961     111,490
                                                               -----------
                                                                   355,873
                                                               -----------
      Taiwan -- 1.3%
        Everlight Electronics Co., Ltd..............    37,818      78,782
        Far Eastern Department Stores, Ltd..........    63,000      41,819
        L&K Engineering Co., Ltd....................    58,000      54,325
        Sanyang Industrial Co., Ltd.................   317,167      80,409
                                                               -----------
                                                                   255,335
                                                               -----------
      Thailand -- 0.4%
        Tata Steel Thailand PCL (Foreign Shares)(2). 1,666,600      72,846
                                                               -----------
      United Kingdom -- 26.6%
        Afren PLC+..................................    51,441      60,307
        Arriva PLC..................................    10,665     131,647
        Aveva Group PLC.............................     5,649     115,629
        Chemring Group PLC..........................    10,403     384,472
        Chloride Group PLC..........................    60,932     212,196
        Connaught PLC...............................    49,925     334,224
        Croda International PLC.....................    34,301     375,569
        Dignity PLC.................................     8,002     100,076
        eaga PLC....................................    57,183     135,848
        Go-Ahead Group PLC..........................     2,399      71,532
        Halma PLC...................................    59,622     211,218
        Hikma Pharmaceuticals PLC...................    20,775     148,009
        Homeserve PLC...............................     5,250     137,337
        IG Group Holdings PLC.......................    70,162     399,917
        Lamprell PLC................................    31,447     180,613
        Mears Group PLC.............................    27,300     138,187
        Micro Focus International PLC...............    29,006     147,213
        Northumbrian Water Group PLC................    29,948     152,723
        PayPoint PLC................................    14,753     139,361
        PV Crystalox Solar PLC+.....................    89,370     245,111
        PZ Cussons PLC..............................    38,305     122,496
        QinetiQ PLC.................................    76,280     282,053
        Rotork PLC..................................     7,344     122,776
        RPS Group PLC...............................    56,603     248,682
        Ultra Electronics Holdings PLC..............    12,510     285,141
        VT Group PLC................................    36,595     344,213
                                                               -----------
                                                                 5,226,550
                                                               -----------
      Total Common Stock
         (cost $24,313,704).........................            18,853,743
                                                               -----------
      PREFERRED STOCK -- 0.5%
      Germany -- 0.5%
        Fuchs Petrolub AG
         (cost $153,611)............................     1,673      92,371
                                                               -----------

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2008 -- (continued)

                                                      Shares/    Market
                                                     Principal    Value
                  Security Description                Amount   (Note 3)(1)
      -------------------------------------------------------------------
      WARRANTS -- 0.0%
      Malaysia -- 0.0%
        IJM Land Bhd
         Expires 09/13/2011+
         (cost $0)..................................    5,740  $       375
                                                               -----------
      Total Long-Term Investment Securities
         (cost $24,467,315).........................            18,946,489
                                                               -----------
      SHORT-TERM INVESTMENT SECURITIES -- 1.7%
      Time Deposits -- 1.7%
        Euro Time Deposit with State Street Bank &
         Trust Co.
         0.50% due 10/01/08
         (cost $340,000)............................ $340,000      340,000
                                                               -----------
      TOTAL INVESTMENTS --
       (cost $24,807,315)(3)                             98.1%  19,286,489
      Other assets less liabilities.................      1.9      375,082
                                                     --------  -----------
      NET ASSETS --                                     100.0% $19,661,571
                                                     ========  ===========

--------
+  Non-income producing security
(1)A substantial number of the Fund's holdings were valued using the fair value procedures at September 30, 2008. At September 30, 2008, the aggregate value of these securities was $18,395,387 representing 93.6% of net assets. See
   Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)Fair valued security; See Note 2
(3)See Note 7 for cost of investment on a tax basis.

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of nine different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Growth Opportunities Fund ("Growth Opportunities Fund"), SunAmerica New Century Fund ("New Century Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), SunAmerica Disciplined Growth Fund ("Disciplined Growth Fund") and SunAmerica International Small-Cap Fund ("International Small-Cap Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment objective and principal investment techniques for each of the Funds are as follows:

   Blue Chip Growth Fund seeks capital appreciation by active trading of equity securities of Blue Chip companies that demonstrate the potential for capital appreciation. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in Blue Chip companies.

   Growth Opportunities Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

   New Century Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   Growth and Income Fund seeks capital appreciation and current income by active trading of equity securities issued by companies of any size, that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.

   Balanced Assets Fund seeks capital appreciation and conservation of principal by active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion and partly in investment-grade fixed income securities.

   International Equity Fund seeks capital appreciation by active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Fund's net assets plus, any borrowing for investment purposes, will be invested in equity securities.

   Value Fund seeks long-term growth of capital by active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization, that offer the potential for long-term growth of capital.

   Disciplined Growth Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   International Small-Cap Fund seeks long-term capital appreciation by active trading of equity and equity-related securities of non-U.S. small-cap companies throughout the world, including emerging market countries. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in such securities.

   The Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Growth and Income Fund, Balanced Assets Fund, Disciplined Growth Fund and International Small-Cap Fund are organized as "diversified" funds within the meaning of the 1940 Act. The International Equity Fund and Value Fund are organized as "non-diversified" funds.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Equity Fund and International Small-Cap Fund, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety
   (90) calendar days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the International Equity Fund and International Small-Cap Fund that were purchased within ninety (90) calendar days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I and Class Z shares are offered at net asset value per share. These classes are offered exclusively to certain institutions and to participants in certain employee benefit plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. Class I shares and Class Z shares have not adopted 12b-1 plans and make no payments thereunder, however, Class I shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Fund Merger

   Pursuant to a plan of reorganization, all the assets and liabilities of SunAmerica Biotech/Health Fund ("Biotech/Health Fund") were transferred in a tax-free exchange to the New Century Fund, in exchange for shares of New Century Fund. The details of the reorganization, which was consummated on March 19, 2007, are set forth below.

   Class A, Class B, and Class C shares of Biotech/Health Fund were exchanged tax-free for Class A, Class B, and Class C shares of New Century Fund at an exchange ratio of 2.24 to 1, 2.04 to 1 and 2.05 to 1, respectively.

   Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of the Biotech/Health Fund prior to merger............................................... $ 21,294,588
Net assets of the New Century Fund prior to merger.................................................. $ 88,216,005
                                                                                                     ------------
Aggregate net assets of the New Century Fund following acquisition.................................. $109,510,593
                                                                                                     ------------
Shares of the New Century Fund issued in connection with the acquisition of the Biotech/Health Fund.    1,098,850
Unrealized appreciation (depreciation) in the Biotech/Health Fund................................... $    397,826

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   New Accounting Pronouncements: In March 2008, the Financial Accounting Standards (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.

   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes"
   ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)

   to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management had evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

   In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2008, the management of the Funds does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2008, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                      Percentage Principal
Fund                   Interest   Amount
----                  ---------- ----------
Blue Chip Growth.....    0.65%   $2,332,000
Growth Opportunities.    1.94     7,000,000
New Century..........    1.57     5,662,000
Growth and Income....    1.18     4,283,000
Balanced Assets......    1.03     3,730,000
Value................    1.19     4,305,000
Disciplined Growth...    0.28       998,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated September 30, 2008, bearing interest at a rate of 0.05% per annum, with a principal amount of $361,501,000, a repurchase price of $361,501,502, and a maturity date of October 1, 2008. The repurchase agreement is collateralized by the following:

                                   Maturity  Principal
Type of Collateral   Interest Rate   Date     Amount     Market Value
------------------   ------------- -------- ------------ ------------
U.S. Treasury Bills.     0.33%     12/04/08 $124,090,000 $124,015,546
U.S. Treasury Bills.     0.25      12/11/08  244,840,000  244,717,580

   As of September 30, 2008, the following Fund held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

                      Percentage Principal
Fund                   Interest   Amount
----                  ---------- ---------
Growth Opportunities.    0.46%   $923,000

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated September 30, 2008, bearing interest at a rate of 0.07% per annum, with a principal amount of $200,000,000, a repurchase price of $200,000,389, and a maturity date of October 1, 2008. The repurchase agreement is collateralized by the following:

                                                   Maturity  Principal
Type of Collateral                   Interest Rate   Date     Amount    Market Value
------------------                   ------------- -------- ----------- ------------
U.S. Treasury Inflation Index Notes.     3.00%     07/15/12 $62,928,000 $64,187,500
U.S. Treasury Inflation Index Notes.     1.88      07/15/13  59,007,000  60,187,500
U.S. Treasury Inflation Index Notes.     2.00      07/15/14  78,065,000  79,626,343

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are paid annually, except for the Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually. The Balanced Assets Fund and Growth and Income Fund reserve the right to declare and pay dividends less frequently than disclosed above, provided that net realized capital gains and net investment income, if any, are paid annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examination by tax authorities for tax years ending before 2004.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)

   during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Forward Foreign Currency Contracts: Certain funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Funds' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Funds' participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   There were no transactions in call and put options written during the year ended September 30, 2008.

   Mortgage-Backed Dollar Rolls: The Balanced Assets Fund may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Fund's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


   Short Sales: All funds may engage in "short sales against the box". A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the Disciplined Growth Fund, Value Fund, International Equity Fund and International Small-Cap Fund may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of AIG SunAmerica and its affiliates.

   The Funds pay AIG SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                           Management
                                        Assets                Fees
                              ---------------------------- ----------
Blue Chip Growth Fund........           $0 - $350 million     0.75%
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
Growth Opportunities Fund+...           $0 - $350 million     0.75
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
New Century Fund+............           $0 - $350 million     0.75
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
Growth and Income Fund.......           $0 - $350 million     0.75
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
Balanced Assets Fund*........           $0 - $350 million     0.75
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
International Equity Fund....           (greater than) $0     1.00
Value Fund...................           $0 - $750 million     1.00
                              (greater than) $750 million     0.95
                              (greater than) $1.5 billion     0.90
Disciplined Growth Fund......           (greater than) $0     0.85
International Small-Cap Fund.           (greater than) $0     1.15

--------
* On August 29, 2006, AIG SunAmerica agreed to the continuation of a 0.05% voluntary waiver of the investment advisory fees for the Balanced Assets Fund. Effective September 1, 2006, AIG SunAmerica agreed to an additional 0.02% waiver of the investment advisory fee for the Fund. Effective October 1, 2006, AIG SunAmerica agreed to reduce the waiver of the investment advisory fee for the Fund to 0.02%. Effective August 27, 2008, AIG SunAmerica removed the 0.02% waiver from the Balanced Assets Fund. For the year ended September 30, 2008, the amount of investment advisory fees waived for the Balanced Assets Fund was $24,443. This amount is reflected in the Statement of Operations.
+ Effective September 1, 2008, AIG SunAmerica agreed to a voluntary waiver of 0.02% of the investment advisory fees for the Growth Opportunities Fund and the New Century Fund. The voluntary waiver may be terminated at any time at the option of AIG SunAmerica. For the period ended September 30, 2008, the amount of investment advisory fees waived were $572 and $880 respectively. These amounts are reflected in the Statement of Operations.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


   For the year ended September 30, 2008, AIG SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The International Equity Fund and International Small-Cap Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of AIG SunAmerica. AIGGIC receives an annual fee of 0.47% of average daily net assets for the International Equity Fund and 0.60% of average daily net assets for the International Small-Cap Fund, which is paid by AIG SunAmerica. For the year ended September 30, 2008, AIGGIC waived 0.05% of the fee paid by AIG SunAmerica for the International Small-Cap Fund.

   AIG SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. Annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely subject to termination by the Trustees, including a majority of the trustees who are not deemed to be "interested persons" of the Trust, as defined by Section 2(a)(19) of the 1940 Act ("Disinterested Trustees").

Fund                             Percentage
----                             ----------
Blue Chip Growth Class I........    1.33%
Growth Opportunities Class I....    1.33
Growth and Income Class I.......    1.32
Balanced Assets Class I.........    1.33
International Equity Class A....    1.90
International Equity Class B....    2.55
International Equity Class C....    2.55
International Equity Class I....    1.80
Value Class A...................    1.63
Value Class B...................    2.28
Value Class C...................    2.28
Value Class I...................    1.53
Value Class Z...................    1.06
Disciplined Growth Class A......    1.45
Disciplined Growth Class B......    2.10
Disciplined Growth Class C......    2.10
International Small-Cap Class A.    1.90
International Small-Cap Class B.    2.55
International Small-Cap Class C.    2.55

   Further, AIG SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratio for the following classes do not exceed the amounts set forth below. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of AIG SunAmerica.

Fund                 Percentage
----                 ----------
New Century Class C.    2.14%

   For the International Equity Fund, Value Fund, Disciplined Growth Fund, and International Small-Cap Fund, any voluntary or contractual waivers and/or reimbursements made by AIG SunAmerica are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to AIG SunAmerica and remain in compliance with the foregoing expense limitations.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


   For the period ending September 30, 2008, pursuant to the contractual and voluntary expense limitations in the above tables AIG SunAmerica has waived or reimbursed expenses as follows:

Blue Chip Growth Class I........ $  8,443
Growth Opportunities Class I....    9,680
New Century Fund Class C........   16,759
Growth & Income Class I.........   10,198
Balanced Assets Class I.........    9,941
International Equity Class A....       --
International Equity Class B....   10,239
International Equity Class C....   10,479
International Equity Class I....    6,383
Value Fund Class A..............  108,777
Value Fund Class B..............   42,127
Value Fund Class C..............   26,424
Value Fund Class I..............    4,981
Value Fund Class Z..............   29,354
Disciplined Growth Class A......   74,410
Disciplined Growth Class B......   20,188
Disciplined Growth Class C......   67,867
International Small-Cap Class A.  136,554
International Small-Cap Class B.   15,787
International Small-Cap Class C.   30,952

   For the period ended September 30, 2008, the amounts recouped by the Adviser are as follows:

International Equity Class A. $   --
International Equity Class B.    927
International Equity Class C.  8,671
International Equity Class I.    405

   At September 30, 2008, the amount of expenses previously waived and/or reimbursed by AIG SunAmerica during the prior two years that remain subject to recoupment are as follows:

                                                   Class
                                        Other     Specific
                                       Expenses   Expenses
                                      Reimbursed Reimbursed
                                      ---------- ----------
International Equity Class A.........  $     --   $     --
International Equity Class B.........        --     21,411
International Equity Class C.........        --      8,613
International Equity Class I.........        --     10,889
Value Fund Class A...................   104,894    108,178
Value Fund Class B...................    34,275     60,923
Value Fund Class C...................    22,241     37,715
Value Fund Class I...................        43     17,097
Value Fund Class Z...................    27,309     32,411
Disciplined Growth Class A...........     7,930    145,014
Disciplined Growth Class B...........     2,435     54,866
Disciplined Growth Class C...........     9,283    144,480
International Small-Cap Fund Class A.   124,291    134,827
International Small-Cap Fund Class B.     4,052     34,256
International Small-Cap Fund Class C.    17,935     46,362

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor")+, an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class Z shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A, Class B and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the year ended September 30, 2008, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing administrative and shareholder services to Class I shareholders. For the year ended September 30, 2008, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the year ended September 30, 2008, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                            Class A                     Class B    Class C
                         --------------------------------------------- ---------- ----------
                                                            Contingent Contingent Contingent
                                  Affiliated                 Deferred   Deferred   Deferred
                          Sales    Broker-   Non-affiliated   Sales      Sales      Sales
Fund                     Charges   dealers   Broker-dealers  Charges    Charges    Charges
----                     -------- ---------- -------------- ---------- ---------- ----------
Blue Chip Growth........ $ 47,814  $10,881      $ 30,334      $2,644    $12,445     $  205
Growth Opportunities....   26,178   13,802         8,324         329     10,553        301
New Century.............   38,548   17,112        14,821           1     10,779        305
Growth and Income.......   55,064   21,212        25,920         402     21,421        276
Balanced Assets.........  130,898   82,973        29,975         113     14,164        262
International Equity....  104,417   25,015        64,111       1,138     16,512      2,618
Value...................   61,163   25,910        26,723          --     39,306      1,080
Disciplined Growth......  152,959   18,042       112,661          79      9,756      5,272
International Small-Cap.   33,011   12,047        15,807           6      2,195        102

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds (except for Class Z shares of the Funds) pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets. No portion of this fee is paid or reimbursed by the Class Z shares, however, Class Z shares pay all direct transfer agency fees and out-of-pocket expenses relating to Class Z shares. For the year ended September 30, 2008, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.
--------
+ Effective November 15, 2008, AIG SunAmerica Capital Services, Inc. changed its name to SunAmerica Capital Services, Inc.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


                                     Expense               Payable At September 30, 2008
                         -------------------------------- -------------------------------
Fund                     Class A  Class B Class C Class I Class A Class B Class C Class I
----                     -------- ------- ------- ------- ------- ------- ------- -------
Blue Chip Growth........ $103,505 $24,910 $ 8,546 $ 1,368 $ 7,541 $1,473  $  565   $100
Growth Opportunities....   65,302  22,013  12,214     247   4,260  1,262     750     16
New Century.............  146,607  15,931   9,265      --   8,386    792     505     --
Growth and Income.......  127,455  31,783  42,330     668   9,168  1,891   2,852     50
Balanced Assets.........  240,010  26,369  25,880   1,340  17,351  1,775   1,821    103
International Equity....  147,043  36,246  51,655  15,387   9,238  1,872   2,931    964
Value...................  219,643  64,217  41,930      65  14,860  4,083   2,714      5
Disciplined Growth......   64,984  11,338  62,881      --   4,197    773   3,345     --
International Small-Cap.   55,482   2,265   8,816      --   3,331    125     454     --

   At September 30, 2008, AIG SunAmerica, Inc. an affiliated company of the Adviser, owned 5.1% of the total outstanding shares of New Century, 17.5% of International Equity, and 23.5% of Value Fund, respectively.

   On February 8, 2008, the Blue Chip Growth Fund and Balanced Assets Fund sold 900 shares and 600 shares, respectively of Allergan, Inc. common stock that the Funds did not own. Both Funds have an investment restriction that prohibits them from selling securities they do not own ("short selling"). The short positions were closed on February 8, 2008, resulting in a gain of $19 and $12, respectively, for the Blue Chip Growth Fund and Balanced Assets Fund.

   On September 22, 2008, American International Group, Inc. ("AIG") the ultimate parent of AIG SunAmerica, SACS, SAFS and AIGGIC, entered into a revolving credit facility (the "Credit Facility") and a Guarantee and Pledge Agreement with the Federal Reserve Bank of New York under the terms of which AIG will issue a new series of perpetual, non-redeemable Convertible Participating Serial Preferred Stock (the "Preferred Stock") to a trust that will hold the Preferred Stock for the benefit of the United States Treasury. On October 3, 2008, AIG announced that it plans to retain its U.S. property and casualty and foreign general insurance businesses, and to retain a continuing ownership interest in its foreign life insurance operations, and that it is exploring divestiture opportunities for its remaining high-quality businesses and assets.

Note 5. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the year ended September 30, 2008, the amount of expense reductions received by each Fund, used to offset the Fund's non-affiliated expenses were as follows:

                      Total Expense
Fund                   Reductions
----                  -------------
Blue Chip Growth.....   $  5,629
Growth Opportunities.     85,021
New Century..........    106,303
Growth and Income....     32,244
Balanced Assets......     16,487
International Equity.      1,910
Value................     57,737
Disciplined Growth...     44,763

Note 6. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended September 30, 2008, were as follows:

                                                              Blue Chip     Growth         New       Growth and
                                                               Growth    Opportunities   Century       Income     Balanced
                                                                Fund         Fund         Fund          Fund     Assets Fund
                                                             ----------- ------------- ------------ ------------ ------------
Purchases (excluding U.S. government securities)............ $29,841,412 $197,778,161  $455,481,224 $222,514,092 $143,664,054
Sales and maturities (excluding U.S. government securities).  38,384,064  203,330,803   464,636,219  234,098,087  163,471,832
Purchases of U.S. government securities.....................          --           --            --           --   13,613,123
Sales and maturities of U.S. government securities..........          --           --            --           --    9,807,775

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


                                                             International              Disciplined  International
                                                                Equity        Value       Growth       Small-Cap
                                                                 Fund         Fund         Fund          Fund
                                                             ------------- ------------ ------------ -------------
Purchases (excluding U.S. government securities)............ $221,385,774  $351,849,772 $418,575,506  $27,323,160
Sales and maturities (excluding U.S. government securities).  239,283,972   388,290,339  418,604,891   29,924,614
Purchases of U.S. government securities.....................           --            --           --           --
Sales and maturities of U.S. government securities..........           --            --           --           --

Note 7. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at September 30, 2008:

                                              Blue Chip      Growth         New       Growth and     Balanced
                                               Growth     Opportunities   Century       Income        Assets
                                                Fund          Fund         Fund          Fund          Fund
                                            ------------- ------------- -----------  ------------- ------------
Cost (tax basis)........................... $ 52,663,794  $ 35,105,564  $44,689,376  $ 82,484,278  $119,055,616
                                            ============  ============  ===========  ============  ============
Appreciation...............................    3,917,063       326,897      619,543     1,326,895     4,315,437
Depreciation...............................   (6,713,642)   (3,087,638)  (3,595,567)  (10,342,457)  (13,349,369)
                                            ------------  ------------  -----------  ------------  ------------
Net unrealized appreciation (depreciation). $ (2,796,579) $ (2,760,741) $(2,976,024) $ (9,015,562) $ (9,033,932)
                                            ============  ============  ===========  ============  ============

                                            International               Disciplined  International
                                               Equity         Value       Growth       Small-Cap
                                                Fund          Fund         Fund          Fund
                                            ------------- ------------- -----------  -------------
Cost (tax basis)........................... $ 88,555,925  $151,386,586  $39,015,734  $ 24,913,583
                                            ============  ============  ===========  ============
Appreciation...............................    1,933,270     4,660,123      367,315       279,789
Depreciation...............................  (16,870,009)  (19,617,032)  (3,922,462)   (5,906,883)
                                            ------------  ------------  -----------  ------------
Net unrealized appreciation (depreciation). $(14,936,739) $(14,956,909) $(3,555,147) $ (5,627,094)
                                            ============  ============  ===========  ============

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses and derivative transactions.

                                            For the year ended September 30, 2008
                         ---------------------------------------------------------------------------
                                  Distributable Earnings                   Tax Distributions
                         ----------------------------------------  ---------------------------------
                                      Long-term
                                    Gains/Capital    Unrealized                 Long-Term
                          Ordinary      Loss        Appreciation    Ordinary     Capital   Return of
Fund                       Income     Carryover    (Depreciation)*   Income       Gains     Capital
----                     ---------- -------------  --------------- ----------- ----------- ---------
Blue Chip Growth........ $       -- $ (52,435,231)  $ (2,796,579)  $        -- $        --  $    --
Growth Opportunities....         --  (186,645,011)    (2,760,741)           --          --       --
New Century.............         --   (92,245,942)    (2,976,024)           --          --       --
Growth and Income.......    687,448   (31,657,902)    (9,015,562)      242,422          --       --
Balanced Assets.........    368,475   (66,959,266)    (9,033,932)    2,211,571          --       --
International Equity....         --            --    (14,940,219)    1,052,826  10,274,358       --
Value...................  1,575,013            --    (14,956,909)   19,180,606  13,697,035       --
Disciplined Growth......         --   (15,651,807)    (3,554,231)           --          --       --
International Small-Cap.         --            --     (5,634,308)       86,582     247,600   39,211

--------
   * Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


                           Tax Distributions
                             For year ended
                           September 30, 2007
                         ----------------------
                                     Long-Term
                          Ordinary    Capital
Fund                       Income      Gains
----                     ---------- -----------
Blue Chip Growth........ $       -- $        --
Growth Opportunities....         --          --
New Century.............         --          --
Growth and Income.......         --          --
Balanced Assets.........  2,250,950          --
International Equity....         --          --
Value...................  9,883,623  16,743,650
Disciplined Growth......         --          --
International Small-Cap.         --          --

   For the year ended September 30, 2008, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, tax treatments of certain debt obligations, and principal paydown adjustments to the components of net assets as follows:

                          Accumulated    Accumulated
                         Undistributed  Undistributed
                         Net Investment Net Realized     Capital
Fund                     Income (Loss)   Gain (Loss)     Paid-in
----                     -------------- ------------- ------------
Blue Chip Growth........   $ 527,763     $14,353,880  $(14,881,643)
Growth Opportunities....     451,595       5,291,580    (5,743,175)
New Century.............     597,975      11,356,943   (11,954,918)
Growth and Income.......          --              --            --
Balanced Assets.........      77,785         (71,510)       (6,275)
International Equity....    (747,883)     13,154,462   (12,406,579)
Value...................     (21,013)         21,013            --
Disciplined Growth......     365,368             (26)     (365,342)
International Small-Cap.      45,756          (6,545)      (39,211)

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2008, which are available to offset future capital gains, if any:

                                        Capital Loss Carryforward
                         --------------------------------------------------------
Fund                        2009         2010        2011        2012      2013
----                     ----------- ------------ ----------- ---------- --------
Blue Chip Growth........ $        -- $ 10,374,287 $42,060,944 $       -- $     --
Growth Opportunities*...     151,316  121,180,893  65,312,802         --       --
New Century*............  17,583,650   38,311,136  36,351,156         --       --
Growth and Income.......          --           --  25,935,512  5,722,390       --
Balanced Assets.........          --    7,399,151  55,685,563  3,874,552       --
International Equity....          --           --          --         --       --
Value...................          --           --          --         --       --
Disciplined Growth......          --   10,618,952   4,260,050    594,906  177,899
International Small-Cap.          --           --          --         --       --

--------
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. These losses may be subject to annual limitation imposed by the Internal Revenue Code. Therefore, it is possible that not all of these capital losses will be available for use.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


   The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended September 30, 2008.

                         Capital Loss Capital Loss
                         Carryforward Carryforward
Fund                       Utilized     Expired
----                     ------------ ------------
Blue Chip Growth........  $  780,142  $14,353,880
Growth Opportunities....   1,106,447    5,291,580
New Century.............   1,891,228   11,356,943
Growth and Income.......   1,899,895           --
Balanced Assets.........   1,497,461           --
International Equity....   1,385,288   12,370,431
Value...................          --           --
Disciplined Growth......   2,959,198           --
International Small-Cap.          --           --

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended September 30, 2008, the Funds elected to defer capital losses as follows:

                                        Deferred
                           Deferred   Post-October
                         Post-October   Currency
Fund                     Capital Loss     Loss
----                     ------------ ------------
Blue Chip Growth........ $   441,323      $ --
Growth Opportunities....  16,533,061        --
New Century.............  39,136,700        --
Growth and Income.......   7,227,294        --
Balanced Assets.........   5,557,234       278
International Equity....   4,571,658        --
Value...................  13,543,593        --
Disciplined Growth......  16,433,085        --
International Small-Cap.   4,371,173        --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


Note 8. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                              Blue Chip Growth Fund
                          --------------------------------------------------------------------------------------------
                                             Class A                                        Class B
                          ---------------------------------------------  ---------------------------------------------
                                 For the                 For the                For the                 For the
                                year ended             year ended              year ended             year ended
                            September 30, 2008     September 30, 2007      September 30, 2008     September 30, 2007
                          ---------------------  ----------------------  ---------------------  ----------------------
                           Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                          --------  -----------  --------  ------------  --------  -----------  --------  ------------
Shares sold (1)(2)(3)(4).  289,921  $ 5,070,645   272,319  $  4,717,820    54,301  $   830,023    61,910  $    927,860
Reinvested dividends.....       --           --        --            --        --           --        --            --
Shares redeemed (1)(2)... (451,336)  (7,730,963) (656,693)  (11,104,067) (343,906)  (5,217,068) (449,635)   (6,803,173)
                          --------  -----------  --------  ------------  --------  -----------  --------  ------------
Net increase (decrease).. (161,415) $(2,660,318) (384,374) $ (6,386,247) (289,605) $(4,387,045) (387,725) $ (5,875,313)
                          ========  ===========  ========  ============  ========  ===========  ========  ============

                                                              Blue Chip Growth Fund
                          --------------------------------------------------------------------------------------------
                                             Class C                                        Class I
                          ---------------------------------------------  ---------------------------------------------
                                 For the                 For the                For the                 For the
                                year ended             year ended              year ended             year ended
                            September 30, 2008     September 30, 2007      September 30, 2008     September 30, 2007
                          ---------------------  ----------------------  ---------------------  ----------------------
                           Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                          --------  -----------  --------  ------------  --------  -----------  --------  ------------
Shares sold..............   68,319  $ 1,087,552    18,808  $    279,270    14,650  $   270,801     6,566  $    112,457
Reinvested dividends.....       --           --        --            --        --           --        --            --
Shares redeemed (3)(4)...  (82,476)  (1,252,219) (104,067)   (1,557,478)  (15,507)    (285,207)  (11,604)     (197,959)
                          --------  -----------  --------  ------------  --------  -----------  --------  ------------
Net increase (decrease)..  (14,157) $  (164,667)  (85,259) $ (1,278,208)     (857) $   (14,406)   (5,038) $    (85,502)
                          ========  ===========  ========  ============  ========  ===========  ========  ============

                                                            Growth Opportunities Fund
            -             --------------------------------------------------------------------------------------------
                                             Class A                                        Class B
                          ---------------------------------------------  ---------------------------------------------
                                 For the                 For the                For the                 For the
                                year ended             year ended              year ended             year ended
                            September 30, 2008     September 30, 2007      September 30, 2008     September 30, 2007
                          ---------------------  ----------------------  ---------------------  ----------------------
                           Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                          --------  -----------  --------  ------------  --------  -----------  --------  ------------
Shares sold (5)(6)(7)(8).  253,312  $ 4,189,533   467,598  $  9,161,091    39,899  $   553,585    57,020  $    971,620
Reinvested dividends.....       --           --        --            --        --           --        --            --
Shares redeemed (5)(6)... (613,549)  (9,921,188) (607,841)  (11,673,643) (364,166)  (5,248,108) (584,520)  (10,064,774)
                          --------  -----------  --------  ------------  --------  -----------  --------  ------------
Net increase (decrease).. (360,237) $(5,731,655) (140,243) $ (2,512,552) (324,267) $(4,694,523) (527,500) $ (9,093,154)
                          ========  ===========  ========  ============  ========  ===========  ========  ============

--------
(1)For the year ended September 30, 2008, includes automatic conversion of 213,034 shares of Class B shares in the amount of $3,232,933 to 186,968 shares of Class A shares in the amount of $3,232,933.
(2)For the year ended September 30, 2007, includes automatic conversion of 205,245 shares of Class B shares in the amount of $3,153,549 to 181,415 shares of Class A shares in the amount of $3,153,549.
(3)For the year ended September 30, 2008, includes automatic conversion of 5,104 shares of Class C shares in the amount of $78,117 to 4,448 shares of Class A shares in the amount of $78,117.
(4)For the year ended September 30, 2007, includes automatic conversion of 17,217 shares of Class C shares in the amount of $262,954 to 15,124 shares of Class A shares in the amount of $262,954.
(5)For the year ended September 30, 2008, includes automatic conversion of 146,917 shares of Class B shares in the amount of $2,166,396 to 128,971 shares of Class A shares in the amount of $2,166,396.
(6)For the year ended September 30, 2007, includes automatic conversion of 277,289 shares of Class B shares in the amount of $4,814,621 to 244,697 shares of Class A shares in the amount of $4,814,621.
(7)For the year ended September 30, 2008, includes automatic conversion of 9,445 shares of Class C shares in the amount of $129,260 to 8,257 shares of Class A shares in the amount of $129,260.
(8)For the year ended September 30, 2007, includes automatic conversion of 15,202 shares of Class C shares in the amount of $266,305 to 13,404 shares of Class A shares in the amount of $266,305.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)

                                                                 Growth Opportunities Fund
                               --------------------------------------------------------------------------------------------
                                                   Class C                                        Class I
                               ----------------------------------------------  --------------------------------------------
                                       For the                 For the                For the                For the
                                     year ended              year ended              year ended             year ended
                                 September 30, 2008      September 30, 2007      September 30, 2008     September 30, 2007
                               ----------------------  ----------------------  ---------------------  ---------------------
                                Shares      Amount      Shares      Amount      Shares      Amount     Shares      Amount
                               --------  ------------  --------  ------------  --------  -----------  --------  -----------
Shares sold...................   59,452  $    756,646    73,251  $  1,243,056     1,876  $    30,513       900  $    17,303
Reinvested dividends..........       --            --        --            --        --           --        --           --
Shares redeemed (1)(2)........ (188,701)   (2,713,246) (203,387)   (3,485,346)   (3,002)     (48,708)  (17,924)    (341,263)
                               --------  ------------  --------  ------------  --------  -----------  --------  -----------
Net increase (decrease)....... (129,249) $ (1,956,600) (130,136) $ (2,242,290)   (1,126) $   (18,195)  (17,024) $  (323,960)
                               ========  ============  ========  ============  ========  ===========  ========  ===========

                                                                     New Century Fund
                               --------------------------------------------------------------------------------------------
                                                   Class A                                        Class B
                               ----------------------------------------------  --------------------------------------------
                                       For the                 For the                For the                For the
                                     year ended              year ended              year ended             year ended
                                 September 30, 2008      September 30, 2007      September 30, 2008     September 30, 2007
                               ----------------------  ----------------------  ---------------------  ---------------------
                                Shares      Amount      Shares      Amount      Shares      Amount     Shares      Amount
                               --------  ------------  --------  ------------  --------  -----------  --------  -----------
Shares sold (3)(4)(5).........  177,557  $  3,209,325   349,824  $  7,584,889    28,304  $   451,311    41,725  $ 1,374,288
Shares issued in merger +.....       --            --   456,997     9,556,448        --           --   378,511    6,906,165
Reinvested dividends..........       --            --        --            --        --           --        --           --
Shares redeemed (3)(4)........ (836,501)  (15,340,030) (867,696)  (20,403,970) (219,367)  (3,484,631) (324,871)  (6,113,256)
                               --------  ------------  --------  ------------  --------  -----------  --------  -----------
Net increase (decrease)....... (658,944) $(12,130,705)  (60,875) $ (3,262,633) (191,063) $(3,033,320)   95,365  $ 2,167,197
                               ========  ============  ========  ============  ========  ===========  ========  ===========

                                              New Century Fund
                               ----------------------------------------------
                                                   Class C
                               ----------------------------------------------
                                       For the                 For the
                                     year ended              year ended
                                 September 30, 2008      September 30, 2007
                               ----------------------  ----------------------
                                Shares      Amount      Shares      Amount
                               --------  ------------  --------  ------------
Shares sold...................   33,282  $    569,190    30,355  $  1,513,139
Shares issued in merger +.....       --            --   263,342     4,832,027
Reinvested dividends..........       --            --        --            --
Shares redeemed (5)........... (102,735)   (1,656,044) (100,822)   (1,920,423)
                               --------  ------------  --------  ------------
Net increase (decrease).......  (69,453) $ (1,086,854)  192,875  $  4,424,743
                               ========  ============  ========  ============

--------
(1)For the year ended September 30, 2008, includes automatic conversion of 9,445 shares of Class C shares in the amount of $129,260 to 8,257 shares of Class A shares in the amount of $129,260.
(2)For the year ended September 30, 2007, includes automatic conversion of 15,202 shares of Class C shares in the amount of $266,305 to 13,404 shares of Class A shares in the amount of $266,305.
(3)For the year ended September 30, 2008, includes automatic conversion of 77,721 shares of Class B shares in the amount of $1,225,115 to 67,258 shares of Class A shares in the amount of $1,225,115.
(4)For the year ended September 30, 2007, includes automatic conversion of 165,359 shares of Class B shares in the amount of $3,144,259 to 144,044 shares of Class A shares in the amount of $3,144,259.
(5)For the year ended September 30, 2007, includes automatic conversion of 79 shares of Class C shares in the amount of $1,590 to 69 shares of Class A shares in the amount of $1,590.
+  See Note 2.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


                                                                Growth and Income Fund
                          -------------------------------------------------------------------------------------------------
                                                Class A                                          Class B
                          --------------------------------------------------  ---------------------------------------------
                                   For the                   For the                 For the                 For the
                                 year ended                year ended               year ended             year ended
                             September 30, 2008        September 30, 2007       September 30, 2008     September 30, 2007
                          ------------------------  ------------------------  ---------------------  ----------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold (1)(2)(3)(4).    630,796  $  9,133,076   1,024,726  $ 15,049,599    89,678  $ 1,199,212    88,044  $  1,200,393
Reinvested dividends.....     14,377       220,109          --            --        --           --        --            --
Shares redeemed (1)(2)...   (958,387)  (13,836,029) (1,415,515)  (20,646,675) (558,857)  (7,455,853) (913,913)  (12,582,078)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease)..   (313,214) $ (4,482,844)   (390,789) $ (5,597,076) (469,179) $(6,256,641) (825,869) $(11,381,685)
                          ==========  ============  ==========  ============  ========  ===========  ========  ============

                                                                Growth and Income Fund
                          -------------------------------------------------------------------------------------------------
                                                Class C                                          Class I
                          --------------------------------------------------  ---------------------------------------------
                                   For the                   For the                 For the                 For the
                                 year ended                year ended               year ended             year ended
                             September 30, 2008        September 30, 2007       September 30, 2008     September 30, 2007
                          ------------------------  ------------------------  ---------------------  ----------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold..............     71,480  $    957,187      69,560  $    943,742     5,275  $    76,070     3,981  $     57,853
Reinvested dividends.....         --            --          --            --        95        1,451        --            --
Shares redeemed (3)(4)...   (386,530)   (5,155,170)   (585,816)   (8,047,218)   (4,673)     (68,432)   (5,169)      (76,734)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease)..   (315,050) $ (4,197,983)   (516,256) $ (7,103,476)      697  $     9,089    (1,188) $    (18,881)
                          ==========  ============  ==========  ============  ========  ===========  ========  ============

                                                                 Balanced Assets Fund
                          -------------------------------------------------------------------------------------------------
                                                Class A                                          Class B
                          --------------------------------------------------  ---------------------------------------------
                                   For the                   For the                 For the                 For the
                                 year ended                year ended               year ended             year ended
                             September 30, 2008        September 30, 2007       September 30, 2008     September 30, 2007
                          ------------------------  ------------------------  ---------------------  ----------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold (5)(6)(7)(8).    492,914  $  7,199,045     659,237  $  9,995,580    95,382  $ 1,386,363    82,301  $  1,239,592
Reinvested dividends.....    128,624     1,834,569     122,714     1,865,233     8,240      117,639     7,877       119,339
Shares redeemed (5)(6)... (1,444,312)  (21,111,948) (1,840,180)  (27,750,445) (322,360)  (4,705,433) (595,400)   (8,989,165)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease)..   (822,774) $(12,078,334) (1,058,229) $(15,889,632) (218,738) $(3,201,431) (505,222) $ (7,630,234)
                          ==========  ============  ==========  ============  ========  ===========  ========  ============

                                                                 Balanced Assets Fund
                          -------------------------------------------------------------------------------------------------
                                                Class C                                          Class I
                          --------------------------------------------------  ---------------------------------------------
                                   For the                   For the                 For the                 For the
                                 year ended                year ended               year ended             year ended
                             September 30, 2008        September 30, 2007       September 30, 2008     September 30, 2007
                          ------------------------  ------------------------  ---------------------  ----------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold..............     42,482  $    629,344      37,806  $    565,546     1,809  $    26,801     2,467  $     37,069
Reinvested dividends.....      7,970       114,014       6,854       104,202       887       12,606       886        13,500
Shares redeemed (7)(8)...   (193,356)   (2,838,735)   (229,341)   (3,460,624)   (1,818)     (27,036)  (14,882)     (226,730)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease)..   (142,904) $ (2,095,377)   (184,681) $ (2,790,876)      878  $    12,371   (11,529) $   (176,161)
                          ==========  ============  ==========  ============  ========  ===========  ========  ============

--------
(1)For the year ended September 30, 2008, includes automatic conversion of 227,070 shares of Class B shares in the amount of $3,426,719 to 239,301 shares of Class A shares in the amount of $3,426,719.
(2)For the year ended September 30, 2007, includes automatic conversion of 465,198 shares of Class B shares in the amount of $6,461,560 to 436,352 shares of Class A shares in the amount of $6,461,560.
(3)For the year ended September 30, 2008, includes automatic conversion of 79,802 shares of Class C shares in the amount of $1,070,754 to 74,653 shares of Class A shares in the amount of $1,070,754.
(4)For the year ended September 30, 2007, includes automatic conversion of 102,570 shares of Class C shares in the amount of $1,439,849 to 96,087 shares of Class A shares in the amount of $1,439,849.
(5)For the year ended September 30, 2008, includes automatic conversion of 110,956 shares of Class B shares in the amount of $1,639,736 to 110,614 shares of Class A shares in the amount of $1,639,736.
(6)For the year ended September 30, 2007, includes automatic conversion of 312,489 shares of Class B shares in the amount of $4,744,038 to 311,322 shares of Class A shares in the amount of $4,744,038.
(7)For the year ended September 30, 2008, includes automatic conversion of 6,528 shares of Class C shares in the amount of $94,078 to 6,522 shares of Class A shares in the amount of $94,078.
(8)For the year ended September 30, 2007, includes automatic conversion of 9,120 shares of Class C shares in the amount of $137,980 to 9,106 shares of Class A shares in the amount of $137,980.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


                                                                 International Equity Fund
                           ----------------------------------------------------------------------------------------------------
                                                 Class A                                            Class B
                           --------------------------------------------------  ------------------------------------------------
                                    For the                   For the                  For the                  For the
                                  year ended                year ended               year ended               year ended
                              September 30, 2008        September 30, 2007       September 30, 2008       September 30, 2007
                           ------------------------  ------------------------  ----------------------  ------------------------
                             Shares       Amount       Shares       Amount      Shares      Amount       Shares       Amount
                           ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Shares sold (1)(2)(3)(4)..    873,082  $ 15,209,058   1,360,169  $ 24,122,022   180,778  $  2,906,684     234,766  $  3,887,709
Reinvested dividends......    337,952     6,106,795          --            --   101,318     1,689,981          --            --
Shares redeemed
 (1)(2)(5)(6)............. (1,289,845)  (21,458,586) (1,476,609)  (26,115,354) (582,664)   (8,831,689)   (552,783)   (9,228,788)
                           ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Net increase (decrease)...    (78,811) $   (142,733)   (116,440) $ (1,993,332) (300,568) $ (4,235,024)   (318,017) $ (5,341,079)
                           ==========  ============  ==========  ============  ========  ============  ==========  ============

                                                                 International Equity Fund
                           ----------------------------------------------------------------------------------------------------
                                                 Class C                                            Class I
                           --------------------------------------------------  ------------------------------------------------
                                    For the                   For the                  For the                  For the
                                  year ended                year ended               year ended               year ended
                              September 30, 2008        September 30, 2007       September 30, 2008       September 30, 2007
                           ------------------------  ------------------------  ----------------------  ------------------------
                             Shares       Amount       Shares       Amount      Shares      Amount       Shares       Amount
                           ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Shares sold...............    339,109  $  5,508,728     340,641  $  5,685,742   115,757  $  2,027,150     140,027  $  2,462,907
Reinvested dividends......    130,196     2,170,365          --            --    38,744       706,298          --            --
Shares redeemed
 (3)(4)(5)(6).............   (672,025)   (9,700,348)   (351,299)   (5,862,416) (159,912)   (2,644,211)   (333,525)   (5,907,477)
                           ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Net increase (decrease)...   (202,720) $ (2,021,255)    (10,658) $   (176,674)   (5,411) $     89,237    (193,498) $ (3,444,570)
                           ==========  ============  ==========  ============  ========  ============  ==========  ============

                                                                        Value Fund
                           ----------------------------------------------------------------------------------------------------
                                                 Class A                                            Class B
                           --------------------------------------------------  ------------------------------------------------
                                    For the                   For the                  For the                  For the
                                  year ended                year ended               year ended               year ended
                              September 30, 2008        September 30, 2007       September 30, 2008       September 30, 2007
                           ------------------------  ------------------------  ----------------------  ------------------------
                             Shares       Amount       Shares       Amount      Shares      Amount       Shares       Amount
                           ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Shares sold (7)(8)(9)(10).    647,141  $  9,924,293   1,330,412  $ 24,650,750   146,756  $  2,188,231     305,011  $  5,377,534
Reinvested dividends......  1,063,818    16,563,642     704,045    12,539,044   351,095     5,133,009     284,619     4,810,045
Shares redeemed (7)(8).... (2,160,593)  (32,186,863) (1,963,578)  (36,336,366) (866,926)  (12,306,794) (1,074,442)  (18,893,815)
                           ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Net increase (decrease)...   (449,634) $ (5,698,928)     70,879  $    853,428  (369,075) $ (4,985,554)   (484,812) $ (8,706,236)
                           ==========  ============  ==========  ============  ========  ============  ==========  ============

                                                                        Value Fund
                           ----------------------------------------------------------------------------------------------------
                                                 Class C                                            Class I
                           --------------------------------------------------  ------------------------------------------------
                                    For the                   For the                  For the                  For the
                                  year ended                year ended               year ended               year ended
                              September 30, 2008        September 30, 2007       September 30, 2008       September 30, 2007
                           ------------------------  ------------------------  ----------------------  ------------------------
                             Shares       Amount       Shares       Amount      Shares      Amount       Shares       Amount
                           ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Shares sold...............    126,100  $  1,696,181     234,527  $  4,126,128        86  $      1,562         654  $     12,289
Reinvested dividends......    203,721     2,978,405     198,577     3,355,958       348         5,401         199         3,531
Shares redeemed (9)(10)...   (567,231)   (8,063,054)   (902,862)  (15,771,477)     (265)       (3,842)     (8,370)     (162,102)
                           ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Net increase (decrease)...   (237,410) $ (3,388,468)   (469,758) $ (8,289,391)      169  $      3,121      (7,517) $   (146,282)
                           ==========  ============  ==========  ============  ========  ============  ==========  ============

--------
(1)For the year ended September 30, 2008, includes automatic conversion of 201,566 shares of Class B shares in the amount of $3,107,494 to 185,992 shares of Class A shares in the amount of $3,107,494.
(2)For the year ended September 30, 2007, includes automatic conversion of 276,480 shares of Class B shares in the amount of $4,654,844 to 258,279 shares of Class A shares in the amount of $4,654,844.
(3)For the year ended September 30, 2008, includes automatic conversion of 16,006 shares of Class C shares in the amount of $250,119 to 14,757 shares of Class A shares in the amount of $250,119.
(4)For the year ended September 30, 2007, includes automatic conversion of 35,187 shares of Class C shares in the amount of $594,960 to 32,839 shares of Class A shares in the amount of $594,960.
(5)For the year ended September 30, 2008, net of redemption fees of $10,729, $2,743, $3,748, and $1,179 for Class A, Class B, Class C and Class I shares, respectively.
(6)For the year ended September 30, 2007, net of redemption fees of $2,583, $771, $904, and $320 for Class A, Class B, Class C and Class I shares, respectively.
(7)For the year ended September 30, 2008, includes automatic conversion of 204,341 shares of Class B shares in the amount of $3,088,508 to 192,052 shares of Class A shares in the amount of $3,088,508.
(8)For the year ended September 30, 2007, includes automatic conversion of 559,465 shares of Class B shares in the amount of $9,849,109 to 529,830 shares of Class A shares in the amount of $9,849,109.
(9)For the year ended September 30, 2008, includes automatic conversion of 5,802 shares of Class C shares in the amount of $80,487 to 5,438 shares of Class A shares in the amount of $80,487.
(10)For the year ended September 30, 2007, includes automatic conversion of 7,899 shares of Class C shares in the amount of $138,746 to 7,473 shares of Class A shares in the amount of $138,746.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


                                            Value Fund
                         -----------------------------------------------
                                             Class Z
                         -----------------------------------------------
                                 For the                  For the
                                year ended              year ended
                            September 30, 2008      September 30, 2007
                         -----------------------  ----------------------
                           Shares      Amount      Shares      Amount
                         ---------  ------------  --------  ------------
Shares sold.............   357,717  $  5,554,158   509,315  $  9,851,572
Reinvested dividends....   309,158     5,048,549   161,535     2,988,389
Shares redeemed.........  (461,438)   (7,142,198) (128,127)   (2,450,744)
                         ---------  ------------  --------  ------------
Net increase (decrease).   205,437  $  3,460,509   542,723  $ 10,389,217
                         =========  ============  ========  ============

                                                            Disciplined Growth Fund
                         ---------------------------------------------------------------------------------------------
                                             Class A                                         Class B
                         -----------------------------------------------  --------------------------------------------
                                 For the                  For the                For the                For the
                                year ended              year ended              year ended             year ended
                            September 30, 2008      September 30, 2007      September 30, 2008     September 30, 2007
                         -----------------------  ----------------------  ---------------------  ---------------------
                           Shares      Amount      Shares      Amount      Shares      Amount     Shares      Amount
                         ---------  ------------  --------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)...... 1,241,974  $ 20,161,048   532,983  $  7,889,774   124,724  $ 1,851,127    24,300  $   356,197
Reinvested dividends....        --            --        --            --        --           --        --           --
Shares redeemed (1)(2)..  (918,848)  (13,537,356) (776,777)  (11,139,424) (102,038)  (1,489,966) (422,344)  (5,886,295)
                         ---------  ------------  --------  ------------  --------  -----------  --------  -----------
Net increase (decrease).   323,126  $  6,623,692  (243,794) $ (3,249,650)   22,686  $   361,161  (398,044) $(5,530,098)
                         =========  ============  ========  ============  ========  ===========  ========  ===========

                                     Disciplined Growth Fund
                         -----------------------------------------------
                                             Class C
                         -----------------------------------------------
                                 For the                  For the
                                year ended              year ended
                            September 30, 2008      September 30, 2007
                         -----------------------  ----------------------
                           Shares      Amount      Shares      Amount
                         ---------  ------------  --------  ------------
Shares sold.............   672,443  $ 10,787,226   158,305  $  2,312,884
Reinvested dividends....        --            --        --            --
Shares redeemed.........  (847,217)  (12,061,646) (559,493)   (7,777,003)
                         ---------  ------------  --------  ------------
Net increase (decrease).  (174,774) $ (1,274,420) (401,188) $ (5,464,119)
                         =========  ============  ========  ============

--------
(1)For the year ended September 30, 2008, includes automatic conversion of 27,497 shares of Class B shares in the amount of $437,155 to 26,202 shares of Class A shares in the amount of $437,155.
(2)For the year ended September 30, 2007, includes automatic conversion of 285,157 shares of Class B shares in the amount of $3,980,961 to 273,229 shares of Class A shares in the amount of $3,980,961.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


                                                          International Small-Cap Fund
                              -----------------------------------------------------------------------------------
                                                Class A                                    Class B
                              -------------------------------------------  --------------------------------------
                                     For the                For the              For the             For the
                                    year ended            year ended           year ended          year ended
                                September 30, 2008    September 30, 2007   September 30, 2008  September 30, 2007
                              ---------------------  --------------------  ------------------  ------------------
                               Shares      Amount     Shares     Amount     Shares    Amount    Shares    Amount
                              --------  -----------  -------  -----------  -------  ---------  -------  ---------
Shares sold (3)(4)...........   90,461  $ 1,142,820  335,947  $ 4,376,150   26,818  $ 324,786   43,182  $ 571,843
Reinvested dividends.........   21,169      275,413       --           --      949     12,228       --         --
Shares redeemed (3)(4)(5)(6). (296,407)  (3,416,464) (83,528)  (1,082,480) (35,785)  (405,992) (11,022)  (145,437)
                              --------  -----------  -------  -----------  -------  ---------  -------  ---------
Net increase (decrease)...... (184,777) $(1,998,231) 252,419  $ 3,293,670   (8,018) $ (68,978)  32,160  $ 426,406
                              ========  ===========  =======  ===========  =======  =========  =======  =========

                                      International Small-Cap Fund
                              -------------------------------------------
                                                Class C
                              -------------------------------------------
                                     For the                For the
                                    year ended            year ended
                                September 30, 2008    September 30, 2007
                              ---------------------  --------------------
                               Shares      Amount     Shares     Amount
                              --------  -----------  -------  -----------
Shares sold..................   50,457  $   605,472  152,986  $ 2,062,450
Reinvested dividends.........    4,084       52,562       --           --
Shares redeemed (5)(6)....... (172,747)  (1,865,760) (72,183)    (878,788)
                              --------  -----------  -------  -----------
Net increase (decrease)...... (118,206) $(1,207,726)  80,803  $ 1,183,662
                              ========  ===========  =======  ===========

--------
(3)For the year ended September 30, 2008, includes automatic conversion of 3,459 shares of Class B shares in the amount of $40,920 to 3,421 shares of Class A shares in the amount of $40,920.
(4)For the year ended September 30, 2007, includes automatic conversion of 6,170 shares of Class B shares in the amount of $82,165 to 6,131 shares of Class A shares in the amount of $82,165.
(5)For the year ended September 30, 2008, net of redemption fees of $1,750, $71, and $290 for Class A, Class B, and Class C shares, respectively.
(6)For the year ended September 30, 2007, net of redemption fees of $1,504, $47, and $218 for Class A, Class B, and Class C shares, respectively.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


Note 9. Line of Credit

   The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the year ended September 30, 2008, the following Funds had borrowings:

                          Days     Interest  Average   Weighted
Portfolio              Outstanding Charges     Debt    Average
Growth and Income.....      1       $  130  $1,287,383   3.63%
Balanced Assets.......      6          427     480,844   5.32
International Equity..      8          719     636,517   4.84
Disciplined Growth....     62        7,443   1,524,394   2.99
International
 Small-Cap............     31        1,155     393,974   3.68

   At September 30, 2008, there were no borrowings outstanding.

Note 10. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended September 30, 2008, none of the Funds participated in this program.

Note 11. Trustees Retirement Plan

   The Trustees of the Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2008 -- (continued)


   The following amounts for the Retirement Plan Liabilities are included in the Trustee fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                                Retirement Plan Retirement Plan Retirement Plan
                                   Liability        Expense        Payments
                                --------------- --------------- ---------------
Fund                                       As of September 30, 2008
----                            -----------------------------------------------
Blue Chip Growth...............     $27,691         $1,458          $2,055
Growth Opportunities...........      23,985          1,188           1,525
New Century....................      47,350          1,868           3,777
Growth and Income..............      38,061          2,182           2,172
Balanced Assets................      74,220          3,098           5,942
International Equity...........      19,762          2,653           1,139
Value..........................      34,774          4,352           1,838
Disciplined Growth.............      11,685          1,477             543
International Small-Cap Equity.         858            608              --

Note 12. Investment Concentration

   Some of the Funds may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund and International Small-Cap Fund. At September 30, 2008, the International Equity Fund had approximately 15% and the International Small-Cap Fund had approximately 29% and 27% of its net assets invested in equity securities of companies domiciled in Japan and United Kingdom, respectively.

Note 13. Other Matters

   On December 31, 2007 Ernst & Young, LLP ("E&Y") resigned as the independent registered public accounting firm of the Equity Funds. On March 5, 2008, the Board of Trustees of the Equity Funds selected PricewaterhouseCoopers, LLP as the new independent registered public accounting firm for the Equity Funds.

   E&Y's reports on the Equity Fund's financial statements for the two most recent fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Equity Fund's financial statements.

        SunAmerica Equity Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Equity Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine funds constituting SunAmerica Equity Funds, (hereafter referred to as the "Trust") at September 30, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statements of changes in net assets for each of the funds of the Trust for the year ended
September 30, 2007 and the financial highlights for each of the periods ended on or before September 30, 2007 were audited by another independent registered public accounting firm whose report, dated November 21, 2007, expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP

Houston, Texas
November 25, 2008

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2008 -- (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreement

The Board of Trustees (the "Board," the members of which are referred to as "Trustees") of the Trust, including the Disinterested Trustees of the Trust or its Funds, AIG SunAmerica or "AIGGIC", approved the continuation of the Agreement between the Trust, on behalf of the Funds, and AIG SunAmerica for a one-year period ending August 31, 2009 at an in-person meeting held on August 26-27, 2008. The Trust currently consists of nine separate Funds, including the Balanced Assets Fund, Blue Chip Growth Fund, Disciplined Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Equity Fund, International Small-Cap Fund, New Century Fund and Value Fund. At this same meeting, the Board also approved the continuation of the Subadvisory Agreement between AIG SunAmerica and AIGGIC (the "Subadvisory Agreement") with respect to the International Equity Fund and the International Small-Cap Fund for a one-year period ending August 31, 2009.

In accordance with Section 15(c) of the 1940 Act, the Board requested and AIG SunAmerica and AIGGIC, where applicable, provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement. These materials included (a) a summary of the services provided by AIG SunAmerica and its affiliates to the Funds; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds; (c) information on the profitability of AIG SunAmerica, AIGGIC and their affiliates, a discussion of any indirect benefits;
(d) a report on economies of scale; (e) a discussion on general compliance policies and procedures; (f) a summary of brokerage and soft dollar practices;
(g) a discussion of the key personnel of AIG SunAmerica, AIGGIC and their affiliates; and (h) an internal comparison of management fees received for other mutual funds and accounts with similar investment objectives and strategies for which AIG SunAmerica and AIGGIC serve as adviser or subadviser, as applicable.

In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board, including Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by AIG SunAmerica and AIGGIC. The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by AIG SunAmerica and AIGGIC. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that AIG SunAmerica would provide office space, accounting, legal, and compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that AIG SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including AIGGIC. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) organizing Board meetings and preparing the materials for such Board meetings; (iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Funds, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services provided by AIG SunAmerica, the Board analyzed the structure and duties of AIG SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of AIG SunAmerica and concluded, based on their experience and interaction with AIG SunAmerica, that: (i) AIG SunAmerica is able to retain quality portfolio managers, analysts and other personnel; (ii) AIG SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) AIG SunAmerica had been responsive to requests of the Board; and (iv) AIG SunAmerica had kept the Board apprised of developments relating to the Funds and

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2008 -- (unaudited) (continued)

the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered AIG SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of June 30, 2008, AIG SunAmerica managed, advised an/or administered approximately $49.7 billion in assets. The Board also considered AIG SunAmerica's code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Fund's prospectus. Additionally, the Board considered AIG SunAmerica's compliance and regulatory history.

With respect to the International Equity Fund and the International Small-Cap Fund, for which AIG SunAmerica has delegated daily investment management responsibilities to AIGGIC, the Board considered the nature, quality and extent of subadvisory services provided by AIGGIC. The Board observed that AIGGIC is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by each of the International Equity Fund and International Small-Cap Fund, subject to the oversight and review of AIG SunAmerica. The Board reviewed AIGGIC's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the International Equity Fund and International Small-Cap Fund and concluded, based on their experience with AIGGIC, that: (i) AIGGIC is able to retain high quality portfolio managers and other investment personnel; (ii) AIGGIC exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) AIGGIC had been responsive to requests of the Board and of AIG SunAmerica. The Board considered that AIGGIC has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the International Equity Fund and the International Small-Cap Fund as set forth in the Prospectus. The Board also considered AIGGIC's code of ethics, compliance and regulatory history. The Board concluded that the nature and extent of services to be provided by AIGGIC under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance. The Board, including the Disinterested Trustees, also considered the investment performance of AIG SunAmerica and AIGGIC with respect to the Funds. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Universes. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

In preparation for the August 26-27, 2008 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Fund's annualized total returns for the prior one-, two-, three-, four-, five- and ten-year periods ended May 31, 2008. The Board noted that it was also provided with a supplemental Lipper performance report for the periods ended June 30, 2008. In addition, the Board received a report prepared by AIG SunAmerica that detailed the Funds' performance for the three- and six-month periods ended June 30, 2008.

Specifically, the Board considered that the Disciplined Growth Fund ranked in the first quintile of its Peer Group for the one- and three-year periods ended May 31, 2008 and ranked in the second quintile for the five-year period. The Board noted that it was pleased with the Fund's strong performance results for the periods ended May 31, 2008 as the changes to the Fund's investment objective, principal investment strategy and principal investment techniques that were implemented in 2007 continue to be realized. The Board noted, however, that the Fund's performance during June 2008 declined somewhat. The Board then considered that the Value Fund ranked in the third quintile of its Peer Group for the one-, three- and five-year periods ended May 31, 2008. The Board noted that the Fund outperformed its benchmark index for the three month-, one-, three-, five and ten-year periods ended June 30, 2008. The Board also noted that the Fund was the top-ranked Fund in its Peer Group for the ten-year period ended May 31, 2008.

The Board further considered that the Growth and Income Fund ranked in the fourth and third quintiles of its Peer Group during the three- and five-year periods ended May 31, 2008, respectively; however, the Board noted the Fund's strong short- and long-term

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2008 -- (unaudited) (continued)

performance. The Board noted, however, that the Fund's performance during June 2008 declined somewhat. Specifically, the Board noted that the Fund ranked in the second and first quintiles for the one- and ten-year periods. The Board then considered that the Blue Chip Growth Fund ranked in the third quintile of its Peer Group during the one- and five-year periods ended May 31, 2008 and in the fourth quintile during the three-year period. The Board noted that the Fund outperformed its benchmark index for the three month-, one year- and three-year periods ended June 30, 2008.

The Board considered that the Balanced Assets Fund ranked in the fifth quintile of its Peer Group during the one-, three-, five- and ten-year periods ended May 31, 2008. The Board noted that the Fund's performance does not meet the Board's expectations, but that results for the three months ended June 30, 2008 were encouraging. The Board then considered that the Growth Opportunities Funds ranked in the fifth quintile of its Peer Group for the one-, three and five-year periods and ranked in the third quintile for the three-year period ended May 31, 2008. The Board considered that the New Century Fund ranked in the fifth quintile of its Peer Group for the one-, three- and five-year periods ended May 31, 2008. The Board noted that the Balanced Assets, Growth Opportunities and New Century Fund's performance does not meet the Board's expectations. AIG SunAmerica noted that it was working with each Fund's portfolio manager and analysts in an effort to improve performance. The Board noted that it will continue to carefully monitor and discuss the Funds' performance with AIG SunAmerica.

The Board then considered the performance of the Funds subadvised by AIGGIC, the International Equity and International Small-Cap Funds. The Board considered that the International Equity Fund ranked in the first, second and first quintiles of its Peer Group for the one-, three- and five-year periods ended May 31, 2008, respectively. The Board noted that it was pleased with the Fund's short-term and long-term performance. The Board also noted that the Fund demonstrated strong results for the three months ended June 30, 2008. Additionally, the Board considered the performance of the International Small-Cap Fund, noting that it has only completed two full years ended May 31, 2008. The Board noted that the Fund had a relatively small Peer Group; however, the Fund ranked in the fourth quintile of its Peer Universe for the one- and two-year periods ended May 31, 2008.

The Board noted that certain Funds continued to underperform and that the Board would continue to monitor performance on an ongoing basis in connection with its general oversight of the Funds and in connection with its consideration of the Funds' advisory and subadvisory agreements. The Board discussed its concerns regarding the performance of certain Funds with management of AIG SunAmerica and noted that the underperformance of the Growth Opportunities Fund and New Century Fund were of particular concern. In light of these performance concerns, AIG SunAmerica agreed to a voluntary waiver of its management fee in the amount of 0.02% of average daily net assets with respect to these two Funds. The Board noted that the waivers may be discontinued at any time at the option of AIG SunAmerica although AIG SunAmerica anticipated removing the voluntary waivers only in the event of improved performance and after consulting with the Board.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by AIG SunAmerica and AIGGIC and their Affiliates from the Relationship with the Funds. The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Funds to AIG SunAmerica pursuant to the Advisory Agreement and the fees paid by AIG SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by AIG SunAmerica, AIGGIC or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe. In considering the reasonableness of the management fee to be paid by each Fund to AIG SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by AIG SunAmerica with respect to each class of the International Equity Fund, Value Fund, Disciplined Growth Fund and International Small-Cap Fund, as well as the Class I shares of the Blue Chip Growth Fund, Growth Opportunities Fund, Growth and Income Fund and Balanced Assets Fund. The Board compared each Fund's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the Fund's management fee for certain Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted,

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2008 -- (unaudited) (continued)

however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether AIG SunAmerica was providing services at a cost that was competitive with other, similar funds. The Board also considered advisory fees received by AIG SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds. The Board noted the management fee paid by the Funds were reasonable as compared to the fees AIG SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by AIG SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information as a whole was useful in assessing whether AIGGIC was providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by AIG SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by AIG SunAmerica and the amount of the management fees which it retained. The Board also considered advisory fees received by AIGGIC with respect to other mutual funds and accounts with similar investment strategies to the International Equity Fund and International Small-Cap Fund. The Board noted that the subadvisory fees paid by AIG SunAmerica to AIGGIC were reasonable as compared to fees AIGGIC receives for other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also considered AIG SunAmerica's profitability and the benefits AIG SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to AIG SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect AIG SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by AIG SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis.

The Board considered the profitability of AIG SunAmerica under the Advisory Agreement, and considered the profitability of AIG SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreements, and Administrative and Shareholder Agreements. Additionally, the Board considered whether AIG SunAmerica, AIGGIC and its affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of AIG SunAmerica and AIGGIC, serves as custodian with respect to certain shareholder retirement accounts that are administered by AIG SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that AIG SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that AIG SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed AIGGIC's financial statements and considered whether AIGGIC had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the International Equity Fund and International Small-Cap Fund to date.

The Board concluded that AIG SunAmerica and AIGGIC had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreement and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the AIG SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations. The Board also took into account that the Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Balanced Assets Fund, Growth and Income Fund, and Value Fund had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2008 -- (unaudited) (continued)

potentially participate in any economies of scale. The Board further noted that, with the exception of the New Century Fund, AIG SunAmerica has agreed to contractually cap the total annual operating expenses of one or more classes of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to AIGGIC's management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Advisory Agreement and Subadvisory Agreement, the Board also received information regarding AIG SunAmerica's and AIGGIC's brokerage and soft dollar practices. The Board considered that AIG SunAmerica and AIGGIC are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that they receive reports from AIG SunAmerica and from an independent third party that included information on brokerage commissions and execution throughout the year and that commissions paid had generally been reasonable and the quality of brokerage execution had generally been high. The Board also considered the benefits AIG SunAmerica and AIGGIC derive from their soft dollar arrangements, including arrangement under which brokers provide brokerage and/or research services to AIG SunAmerica and/or AIGGIC in return for allocating brokerage.

Conclusion. After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreement with respect to the International Equity Fund and International Small-Cap Fund, each for a one-year period ending August 31, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2008 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                     Number of
                        Position       Term of                                     Portfolios in
        Name,           Held With    Office and                                    Fund Complex
     Address and        SunAmerica    Length of         Principal Occupations       Overseen by       Other Directorships
    Date of Birth*       Complex    Time Served(4)      During Past 5 Years         Trustee(1)        Held by Trustee(2)
----------------------- ----------  --------------  ------------------------------ ------------- ------------------------------
Disinterested Trustees

Jeffrey S. Burum        Trustee     2004-Present    Founder and Chairman of             38       None
DOB: February 27, 1963                              National Community
                                                    Renaissance (1993 to
                                                    present); Founder, Owner and
                                                    Partner of Colonies
                                                    Crossroads, Inc. (2000 to
                                                    present); Owner and
                                                    Managing Member of
                                                    Diversified Pacific
                                                    Development Group LLC
                                                    (1998 to present).

Dr. Judith L. Craven    Trustee     2001-Present    Retired.                            87       Director, Belo Corp. (1992 to
DOB: October 6, 1945                                                                             present); Director, Sysco
                                                                                                 Corp. (1996 to present);
                                                                                                 Director, Luby's, Inc. (1998
                                                                                                 to present).

William F. Devin        Trustee     2001-Present    Retired.                            88       Director, Boston Options
DOB: December 30, 1938                                                                           Exchange (2001-present).

Samuel M. Eisenstat     Chairman    1986-Present    Attorney, solo practitioner.        48       Director, North European Oil
DOB: March 7, 1940      of the                                                                   Royal Trust.
                        Board

Stephen J. Gutman       Trustee     1986-Present    Senior Associate, Corcoran          48       None
DOB: May 10, 1943                                   Group (Real Estate) (2003 to
                                                    present); President and
                                                    Member of Managing
                                                    Directors, Beau Brummell
                                                    Soho LLC (licensing of
                                                    menswear specialty retailing
                                                    and other activities)
                                                    (1988 to present).

William J. Shea         Trustee     2004-Present    Managing Partner, DLB               48       Chairman of the Board, Royal
DOB: February 9, 1948                               Capital, LLC (Private Equity)                and SunAlliance U.S.A., Inc.
                                                    (2006 to present) President                  (2005 to present); Director,
                                                    and CEO, Conseco, Inc.                       Boston Private Financial
                                                    (Financial Services) (2001 to                Holdings (2004 to present).
                                                    2004); Chairman of the Board
                                                    of Centennial Technologies,
                                                    Inc. (1998 to 2001).

Interested Trustee

Peter A. Harbeck(3)     Trustee     1995-Present    President, CEO and Director,        98       None
DOB: January 23, 1954                               AIG SunAmerica. (1995 to
                                                    present); Director,
                                                    SunAmerica Capital Services,
                                                    Inc. ("SACS") (1993 to
                                                    present) President and CEO,
                                                    AIG Advisor Group, Inc.
                                                    (2004 to present).

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2008 -- (unaudited) (continued)


                                                                                     Number of
                        Position       Term of                                     Portfolios in
        Name,           Held With    Office and                                    Fund Complex
     Address and        SunAmerica    Length of         Principal Occupations       Overseen by  Other Directorships
    Date of Birth*       Complex    Time Served(4)      During Past 5 Years         Trustee(1)   Held by Trustee(2)
----------------------- ----------- --------------  ------------------------------ ------------- -------------------
Officers

John T. Genoy**         President   2007-Present    Chief Financial Officer, AIG        N/A             N/A
DOB: November 8, 1968                               SunAmerica (2002 to
                                                    present); Senior Vice
                                                    President, AIG SunAmerica
                                                    (2003 to present); Chief
                                                    Operating Officer, AIG
                                                    SunAmerica (2006
                                                    to present).

Donna M. Handel         Treasurer   2002-Present    Senior Vice President, AIG          N/A             N/A
DOB: June 25, 1966                                  SunAmerica (2004 to
                                                    present); Vice President, AIG
                                                    SunAmerica (1997 to
                                                    December 2004).

Gregory N. Bressler     Secretary   2005-Present    Senior Vice President and           N/A             N/A
DOB: November 17, 1966  and Chief                   General Counsel, AIG
                        Legal                       SunAmerica (2005 to
                        Officer                     present); Vice President and
                                                    Director of U.S. Asset
                                                    Management Compliance,
                                                    Goldman Sachs Asset
                                                    Management L.P. (2004 to
                                                    2005); Deputy General
                                                    Counsel, Credit Suisse Asset
                                                    Management LLC (2002 to
                                                    2004).

James Nichols           Vice        2006-present    Director, President and CEO,        N/A             N/A
DOB: April 7, 1966      President                   SACS (2006 to present);
                                                    Senior Vice President, SACS
                                                    (2002 to 2006).

Cynthia A. Skrehot      Chief       2005-present    Vice President, AIG                 N/A             N/A
DOB: December 6, 1967   Compliance                  SunAmerica (2002 to
                        Officer                     present); Chief Compliance
                                                    Officer, AIG SunAmerica
                                                    (2003 to 2007).

Nori L. Gabert          Vice        2002-present    Vice President and Deputy           N/A             N/A
DOB: August 15, 1953    President                   General Counsel, AIG
                        and                         SunAmerica (2001 to
                        Assistant                   present); Vice President and
                        Secretary                   Secretary, AIG Retirement
                                                    Company I and AIG
                                                    Retirement Company II
                                                    (2000 to present).

Timothy Pettee          Vice        2004-present    Chief Investment Officer,           N/A             N/A
DOB: April 7, 1958      President                   AIG SunAmerica (2003 to
                                                    present).

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2008 -- (unaudited) (continued)

                                                                                     Number of
                       Position       Term of                                      Portfolios in
        Name,          Held With    Office and                                     Fund Complex
     Address and       SunAmerica    Length of         Principal Occupations        Overseen by  Other Directorships
   Date of Birth*       Complex    Time Served(4)       During Past 5 Years         Trustee(1)   Held by Trustee(2)
---------------------- ----------- --------------  ------------------------------- ------------- -------------------
Gregory R. Kingston    Vice        2002-present    Vice President, AIG                  N/A             N/A
DOB: January 18, 1966  President                   SunAmerica (2001 to
                       and                         present).
                       Assistant
                       Treasurer

Matthew J. Hackethal   Anti-       2006-present    CCO, AIG SunAmerica (2006            N/A             N/A
DOB: December 31,      Money                       to present); Vice President,
1971                   Laundering                  Credit Suisse Asset
                       Compliance                  Management (2001 to 2006);
                       Officer                     CCO, Credit Suisse Alternative
                                                   Funds (2005 to 2006); CCO,
                                                   Credit Suisse Asset
                                                   Management Securities, Inc.
                                                   (2004 to 2005)

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
** On December 10, 2007, John T. Genoy was elected as President and Chief
   Executive Officer of the Fund.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Trust (9 funds), the SunAmerica Money Market Funds Inc.
    (2 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (18 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), AIG Retirement Company I
    (33 portfolios), AIG Retirement Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (3 portfolios), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act.
(3) Interested Trustee, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's Retirement Plan as discussed in Note 11 of the financial statements. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        SunAmerica Equity Funds
        SHAREHOLDER TAX INFORMATION -- (unaudited)

   Certain tax information regarding the SunAmerica Equity Funds is required to be provided to the shareholders based upon each Fund's income and distributions for the taxable year ended September 30, 2008. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. The information necessary to complete your tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2009.

   During the year ended September 30, 2008, the Portfolios paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

                                   Net Long-   Qualifying % for the
                                     Term         70% Dividends
Fund                             Capital Gains Received Deductions
----                             ------------- --------------------
Blue Chip Growth Class A........     $  --               -- %
Blue Chip Growth Class B........        --                --
Blue Chip Growth Class C........        --                --
Blue Chip Growth Class I........        --                --
Growth Opportunities Class A....        --                --
Growth Opportunities Class B....        --                --
Growth Opportunities Class C....        --                --
Growth Opportunities Class I....        --                --
New Century Class A.............        --                --
New Century Class B.............        --                --
New Century Class C.............        --                --
Growth and Income Class A.......        --            100.00
Growth and Income Class B.......        --            100.00
Growth and Income Class C.......        --            100.00
Growth and Income Class I.......        --            100.00
Balanced Assets Class A.........        --             70.33
Balanced Assets Class B.........        --             70.33
Balanced Assets Class C.........        --             70.33
Balanced Assets Class I.........        --             70.33
International Equity Class A....      1.52                --
International Equity Class B....      1.52                --
International Equity Class C....      1.52                --
International Equity Class I....      1.52                --
Value Class A...................      1.21             34.83
Value Class B...................      1.21             34.83
Value Class C...................      1.21             34.83
Value Class I...................      1.21             34.83
Value Class Z...................      1.21             34.83
Disciplined Growth Class A......        --                --
Disciplined Growth Class B......        --                --
Disciplined Growth Class C......        --                --
International Small-Cap Class A.      0.09                --
International Small-Cap Class B.      0.09                --
International Small-Cap Class C.      0.09                --

   The International Equity Fund and International Small-Cap Fund intend to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended September 30, 2008 was $232,207 and $44,125, respectively. The gross foreign source income for the information reporting is $2,877,885 and $462,968, respectively

        SunAmerica Equity Funds
        SHAREHOLDER TAX INFORMATION -- (unaudited) (continued)


   For the year ended September 30, 2008, certain dividends paid by the following funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                         Fund                 Income
                         ----               -----------
                         Growth and Income. $   242,422
                         Balanced Assets...   2,211,571
                         Value.............  19,180,606

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Equity Funds' portfolios to a similar investment in an index. Please note that "inception", as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Equity Funds are professionally managed mutual funds, while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the largest class of that particular Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Blue Chip Growth Fund

For the annual period ended September 30, 2008, the SunAmerica Blue Chip Growth Fund Class A returned -20.44% (before maximum sales charge), outperforming its Russell 1000 Growth Index* benchmark, which returned -20.88% during the period.

It was a challenging period for the equity markets. Every major equity index registered double-digit declines during the past 12 months as tighter credit conditions, slowing consumer spending trends, and deteriorating corporate profits weighed heavily on investor sentiment. In terms of industry groups, Consumer Staples (9.45% weight) and Healthcare (14.99% weight) were the top-performers in the Russell 1000 Growth Index, returning -3.61% and -11.26%, respectively. Conversely, Telecommunication Services (0.66% weight) and Financials (6.36% weight) were the principal laggards, returning -32.79% and -29.12%, respectively. Information Technology, the index's largest component (25.57% weight), returned -22.41% during the annual period.

With respect to sector weighting versus the portfolio's benchmark, the combination of stock selection and a Healthcare overweight enhanced performance. No exposure to the Utilities sector and security selection in the Industrials and Materials sectors were also beneficial. Factors that hindered results included security selection in the Energy, Financials, and Information Technology groups, and underweight exposure to the Consumer Staples and Consumer Discretionary sectors.

Top-performing investments for the year included Wal-Mart Stores Inc., Charles Schwab Corp., Genzyme Corp., Alliance Data Systems Corp., and Barr Pharmaceuticals Inc. Several technology companies headed the list of portfolio detractors including Google Inc., Apple Inc., and Cisco Systems Inc. NII Holdings, a Latin American wireless service provider and UnitedHealth Group Inc., a healthcare benefit services company, also underperformed.
--------
Past performance is no guarantee of future results.

* The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Blue Chip Growth Fund Class A shares would have increased to $10,381. The same amount invested in securities mirroring the performance of the S&P 500 Index and the Russell 1000 Growth Index would be valued at $13,516 and $10,607, respectively.

                                    [CHART]

                     Blue Chip Growth                           Russel 1000
                        Class A/#/        S&P 500 Index        Growth Index
                     ---------------      -------------        ------------
  9/30/1998              $ 9,423            $10,000.00          $10,000.00
 10/31/1998                9,995             10,812.69           10,803.72
 11/30/1998               10,653             11,467.76           11,625.50
 12/31/1998               11,575             12,128.16           12,673.77
  1/31/1999               12,456             12,635.13           13,417.95
  2/28/1999               11,940             12,242.68           12,805.01
  3/31/1999               12,597             12,732.37           13,479.40
  4/30/1999               12,842             13,225.44           13,496.61
  5/31/1999               12,380             12,913.58           13,081.70
  6/30/1999               13,250             13,629.68           13,998.11
  7/31/1999               12,891             13,205.12           13,553.28
  8/31/1999               12,962             13,139.34           13,774.63
  9/30/1999               12,842             12,779.59           13,485.23
 10/31/1999               13,788             13,587.96           14,503.84
 11/30/1999               14,625             13,864.70           15,286.26
 12/31/1999               16,751             14,680.78           16,876.26
  1/31/2000               16,131             13,943.22           16,084.83
  2/29/2000               17,162             13,679.27           16,871.23
  3/31/2000               17,943             15,017.52           18,078.63
  4/30/2000               16,602             14,565.64           17,218.36
  5/31/2000               15,613             14,266.75           16,351.47
  6/30/2000               16,769             14,618.43           17,590.64
  7/31/2000               16,489             14,390.09           16,857.20
  8/31/2000               18,419             15,283.86           18,383.65
  9/30/2000               17,293             14,477.02           16,644.58
 10/31/2000               15,964             14,415.78           15,857.12
 11/30/2000               14,081             13,279.24           13,519.65
 12/31/2000               14,329             13,344.18           13,091.77
  1/31/2001               14,516             13,817.63           13,996.25
  2/28/2001               12,887             12,557.74           11,620.12
  3/31/2001               11,982             11,762.21           10,355.64
  4/30/2001               12,922             12,676.25           11,665.37
  5/31/2001               12,887             12,761.18           11,493.56
  6/30/2001               12,483             12,450.57           11,227.45
  7/31/2001               12,184             12,328.06           10,946.79
  8/31/2001               11,286             11,556.32           10,051.72
  9/30/2001                9,991             10,623.15            9,048.13
 10/31/2001               10,318             10,825.73            9,522.85
 11/30/2001               11,383             11,656.17           10,437.67
 12/31/2001               11,349             11,758.28           10,418.05
  1/31/2002               10,903             11,586.73           10,234.00
  2/28/2002               10,541             11,363.34            9,809.29
  3/31/2002               10,966             11,790.71           10,148.58
  4/30/2002               10,269             11,075.84            9,320.30
  5/31/2002               10,026             10,994.21            9,094.81
  6/30/2002                9,225             10,210.98            8,253.51
  7/31/2002                8,543              9,415.04            7,799.77
  8/31/2002                8,515              9,476.89            7,823.07
  9/30/2002                7,763              8,446.95            7,011.60
 10/31/2002                8,299              9,190.45            7,654.78
 11/30/2002                8,717              9,731.40            8,070.56
 12/31/2002                8,028              9,159.68            7,513.07
  1/31/2003                7,860              8,920.19            7,330.77
  2/28/2003                7,826              8,786.15            7,297.12
  3/31/2003                7,895              8,871.22            7,432.92
  4/30/2003                8,466              9,601.60            7,982.47
  5/31/2003                8,849             10,107.00            8,380.94
  6/30/2003                8,919             10,236.11            8,496.33
  7/31/2003                9,149             10,416.67            8,707.76
  8/31/2003                9,350             10,619.42            8,924.32
  9/30/2003                9,135             10,506.98            8,828.78
 10/31/2003                9,817             11,101.04            9,324.67
 11/30/2003                9,866             11,198.60            9,422.29
 12/31/2003               10,116             11,785.50            9,748.15
  1/31/2004               10,249             12,001.78            9,947.22
  2/29/2004               10,325             12,168.55           10,010.42
  3/31/2004               10,130             11,984.92            9,824.73
  4/30/2004                9,963             11,797.12            9,710.50
  5/31/2004               10,081             11,958.98            9,891.51
  6/30/2004               10,249             12,191.46           10,015.11
  7/31/2004                9,699             11,787.92            9,448.93
  8/31/2004                9,636             11,835.55            9,402.27
  9/30/2004                9,810             11,963.72            9,491.69
 10/31/2004                9,942             12,146.49            9,639.73
 11/30/2004               10,263             12,637.80            9,971.31
 12/31/2004               10,604             13,067.86           10,362.28
  1/31/2005               10,263             12,749.40           10,016.72
  2/28/2005               10,304             13,017.64           10,123.32
  3/31/2005               10,123             12,787.23            9,938.88
  4/30/2005                9,845             12,544.66            9,749.61
  5/31/2005               10,332             12,943.45           10,221.32
  6/30/2005               10,242             12,962.00           10,183.64
  7/31/2005               10,722             13,443.84           10,681.37
  8/31/2005               10,569             13,321.09           10,543.79
  9/30/2005               10,590             13,428.93           10,592.35
 10/31/2005               10,450             13,205.07           10,489.40
 11/30/2005               10,882             13,704.48           10,941.96
 12/31/2005               10,778             13,709.14           10,907.66
  1/31/2006               10,987             14,072.13           11,099.16
  2/28/2006               10,882             14,110.20           11,081.52
  3/31/2006               11,007             14,285.87           11,245.14
  4/30/2006               10,959             14,477.73           11,229.85
  5/31/2006               10,597             14,061.05           10,849.21
  6/30/2006               10,492             14,080.11           10,806.40
  7/31/2006               10,360             14,166.96           10,600.58
  8/31/2006               10,659             14,504.04           10,931.31
  9/30/2006               10,924             14,877.81           11,231.69
 10/31/2006               11,230             15,362.61           11,626.52
 11/30/2006               11,370             15,654.75           11,857.24
 12/31/2006               11,411             15,874.35           11,897.39
  1/31/2007               11,704             16,114.42           12,203.23
  2/28/2007               11,453             15,799.24           11,973.85
  3/31/2007               11,544             15,975.95           12,038.79
  4/30/2007               12,114             16,683.61           12,605.58
  5/31/2007               12,539             17,265.78           13,059.06
  6/30/2007               12,400             16,978.94           12,864.13
  7/31/2007               12,170             16,452.51           12,664.69
  8/31/2007               12,400             16,699.13           12,866.50
  9/30/2007               13,047             17,323.67           13,405.48
 10/31/2007               13,409             17,599.28           13,861.72
 11/30/2007               13,061             16,863.46           13,351.10
 12/31/2007               12,950             16,746.43           13,302.82
  1/31/2008               11,892             15,741.98           12,265.51
  2/29/2008               11,613             15,230.52           12,021.90
  3/31/2008               11,537             15,164.72           11,948.71
  4/30/2008               12,156             15,903.24           12,576.02
  5/31/2008               12,497             16,109.19           13,036.97
  6/30/2008               11,655             14,751.19           12,098.02
  7/31/2008               11,509             14,627.13           11,868.01
  8/31/2008               11,683             14,838.64           11,995.80
  9/30/2008               10,381             13,516.37           10,606.63


                       Class A            Class B           Class C++           Class I
                  ------------------ ------------------ ------------------ ------------------
      Blue        Average            Average            Average            Average
      Chip        Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
  Growth Fund     Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -25.00%  -20.44%   -24.16%  -21.00%   -21.90%  -21.11%   -20.25%  -20.25%
---------------------------------------------------------------------------------------------
5 Year Return       1.38%   13.64%     1.49%    9.66%     1.73%    8.93%     2.87%   15.20%
---------------------------------------------------------------------------------------------
10 Year Return      0.37%   10.17%     0.35%    3.55%       N/A      N/A       N/A      N/A
---------------------------------------------------------------------------------------------
Since Inception*    4.68%  110.38%     7.06%  398.07%    -2.63%  -22.72%    -1.05%   -6.99%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 10/08/93; Class B: 03/13/85; Class C: 02/02/99;
   Class I: 11/16/01.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2008, the SunAmerica Blue Chip Growth Class A returned -25.00% compared to -20.88% for the Russell 1000 Growth Index and -21.98% for the S&P 500 Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Growth Opportunities Fund

For the annual period ended September 30, 2008, the SunAmerica Growth Opportunities Fund Class A returned -33.61% (before maximum sales charge), underperforming its Russell 2000 Growth Index* benchmark, which returned -17.07% during the period.

The market and the economy have been greatly affected by the cascading impact of falling home prices, the resulting seizure in the credit markets, and de-leveraging throughout the global financial system. These macro trends had a volatile impact on the U.S. stock market and markets around the globe. The sell-off was broad-based, as no industry group or asset category was left unscathed. Consumer Staples (2.57% weight) was the top-performing group in the Russell 2000 Growth Index, returning -1.46%, while Telecommunication Services (1.52% weight) was the worst performing sector, returning -39.82%. Three of the largest constituents, Industrials (23.19% weight), Healthcare (21.14% weight) and Information Technology (18.14% weight) returned -16.53%, -9.12%, and -29.08%, respectively.

The primary cause of the Fund's underperformance during the annual period was security selection in the Financials, Industrials, and Healthcare groups. These losses were offset, however, by security selection in the Consumer Staples and Telecommunications Services groups. Successful trading within the volatile Energy sector also assisted performance as did a Consumer Staples overweight and underweight exposure to the Information Technology group.

The following holdings contributed to performance: Alliance Data Systems Corp., Pantry Inc., Scientific Games Corp., Bally Technologies Inc., and Global Payments Inc. Individual portfolio holdings which detracted from performance included Pilgrim's Pride Corp., Integrated Device Technology Inc., NutriSystem Inc., Jackson Hewitt Tax Service Inc., and E*TRADE Financial Corp.
--------
Past performance is no guarantee of future results.

* The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Growth Opportunities Fund Class A shares would have increased to $10,079. The same amount invested in securities mirroring the performance of the Russell 2000 Growth Index would be valued at $15,790.

                                    [CHART]

                 Growth Opportunities Class A/#/      Russell 2000 Growth Index
                --------------------------------      --------------------------
   9/30/1998                 $ 9,425                          $10,000
  10/31/1998                   9,465                           10,522
  11/30/1998                  10,657                           11,338
  12/31/1998                  11,793                           12,364
   1/31/1999                  13,054                           12,920
   2/28/1999                  11,961                           11,738
   3/31/1999                  13,303                           12,156
   4/30/1999                  13,533                           13,230
   5/31/1999                  13,085                           13,251
   6/30/1999                  13,943                           13,949
   7/31/1999                  14,036                           13,517
   8/31/1999                  14,117                           13,012
   9/30/1999                  14,365                           13,263
  10/31/1999                  15,794                           13,602
  11/30/1999                  17,609                           15,041
  12/31/1999                  22,293                           17,692
   1/31/2000                  22,243                           17,527
   2/29/2000                  30,098                           21,605
   3/31/2000                  27,843                           19,334
   4/30/2000                  25,189                           17,382
   5/31/2000                  23,011                           15,860
   6/30/2000                  27,352                           17,909
   7/31/2000                  25,324                           16,374
   8/31/2000                  29,728                           18,096
   9/30/2000                  29,024                           17,197
  10/31/2000                  26,669                           15,801
  11/30/2000                  20,108                           12,932
  12/31/2000                  21,723                           13,723
   1/31/2001                  21,747                           14,834
   2/28/2001                  17,831                           12,801
   3/31/2001                  15,999                           11,637
   4/30/2001                  17,548                           13,062
   5/31/2001                  17,155                           13,364
   6/30/2001                  16,345                           13,729
   7/31/2001                  14,938                           12,557
   8/31/2001                  13,625                           11,773
   9/30/2001                  12,123                            9,874
  10/31/2001                  12,902                           10,823
  11/30/2001                  14,175                           11,727
  12/31/2001                  14,537                           12,457
   1/31/2002                  14,270                           12,014
   2/28/2002                  12,737                           11,236
   3/31/2002                  14,089                           12,213
   4/30/2002                  12,689                           11,949
   5/31/2002                  11,777                           11,250
   6/30/2002                  10,276                           10,296
   7/31/2002                   8,735                            8,714
   8/31/2002                   8,334                            8,710
   9/30/2002                   7,846                            8,081
  10/31/2002                   8,578                            8,489
  11/30/2002                   9,340                            9,331
  12/31/2002                   8,420                            8,687
   1/31/2003                   8,342                            8,451
   2/28/2003                   8,405                            8,226
   3/31/2003                   8,625                            8,350
   4/30/2003                   9,199                            9,141
   5/31/2003                  10,181                           10,171
   6/30/2003                  10,181                           10,367
   7/31/2003                  10,370                           11,151
   8/31/2003                  11,023                           11,749
   9/30/2003                  10,803                           11,452
  10/31/2003                  11,369                           12,441
  11/30/2003                  11,636                           12,847
  12/31/2003                  11,762                           12,904
   1/31/2004                  12,115                           13,582
   2/29/2004                  12,226                           13,561
   3/31/2004                  12,194                           13,625
   4/30/2004                  11,479                           12,941
   5/31/2004                  11,565                           13,198
   6/30/2004                  11,887                           13,637
   7/31/2004                  10,779                           12,413
   8/31/2004                  10,378                           12,146
   9/30/2004                  10,740                           12,818
  10/31/2004                  10,936                           13,129
  11/30/2004                  11,707                           14,239
  12/31/2004                  12,060                           14,751
   1/31/2005                  11,825                           14,086
   2/28/2005                  12,123                           14,279
   3/31/2005                  11,793                           13,744
   4/30/2005                  11,196                           12,869
   5/31/2005                  11,691                           13,776
   6/30/2005                  11,950                           14,222
   7/31/2005                  12,469                           15,216
   8/31/2005                  12,619                           15,002
   9/30/2005                  12,792                           15,120
  10/31/2005                  12,359                           14,562
  11/30/2005                  12,784                           15,386
  12/31/2005                  12,792                           15,363
   1/31/2006                  13,476                           16,845
   2/28/2006                  13,389                           16,755
   3/31/2006                  13,932                           17,570
   4/30/2006                  14,034                           17,519
   5/31/2006                  13,444                           16,286
   6/30/2006                  13,035                           16,296
   7/31/2006                  12,571                           15,449
   8/31/2006                  13,067                           15,902
   9/30/2006                  13,397                           16,010
  10/31/2006                  14,057                           17,047
  11/30/2006                  14,679                           17,455
  12/31/2006                  14,765                           17,413
   1/31/2007                  15,111                           17,737
   2/28/2007                  15,363                           17,681
   3/31/2007                  15,441                           17,845
   4/30/2007                  15,748                           18,312
   5/31/2007                  16,605                           19,146
   6/30/2007                  16,400                           19,038
   7/31/2007                  15,127                           18,050
   8/31/2007                  15,072                           18,504
   9/30/2007                  15,182                           19,041
  10/31/2007                  15,315                           19,898
  11/30/2007                  14,026                           18,524
  12/31/2007                  13,774                           18,640
   1/31/2008                  12,556                           16,930
   2/29/2008                  12,147                           16,344
   3/31/2008                  11,715                           16,249
   4/30/2008                  11,998                           17,084
   5/31/2008                  12,697                           18,052
   6/30/2008                  11,329                           16,976
   7/31/2008                  11,070                           17,371
   8/31/2008                  11,369                           17,802
   9/30/2008                  10,079                           15,790


                       Class A            Class B           Class C++           Class I
                  ------------------ ------------------ ------------------ ------------------
     Growth       Average            Average            Average            Average
 Opportunities    Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -37.43%  -33.61%   -36.75%  -34.12%   -34.80%  -34.14%   -33.23%  -33.23%
---------------------------------------------------------------------------------------------
5 Year Return      -2.54%   -6.70%    -2.46%   -9.89%    -2.11%  -10.14%    -1.04%   -5.07%
---------------------------------------------------------------------------------------------
10 Year Return      0.08%    6.94%     0.10%    1.02%       N/A      N/A       N/A      N/A
---------------------------------------------------------------------------------------------
Since Inception*    6.29%  298.04%     2.95%   54.72%    -3.30%  -27.65%    -4.59%  -27.58%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 01/28/87; Class B: 10/04/93; Class C: 02/02/99;
   Class I: 11/16/01
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2008, the SunAmerica Growth Opportunities Class A returned -37.43% compared to -17.07% for the Russell 2000 Growth Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica New Century Fund

For the annual period ended September 30, 2008, the SunAmerica New Century Fund Class A returned -44.00% (before maximum sales charge), underperforming its Russell Midcap Growth Index* benchmark, which returned -24.65% during the period.

All of the major equity indices registered double-digit declines for the annual period, as tighter credit conditions, slowing consumer spending trends, and deteriorating corporate profits impaired the domestic economy and weighed heavily on investor sentiment. In terms of industry groups, no sector was unscathed during these challenging economic conditions. Although it returned -3.34%, Consumer Staples (4.23% weight) was the top-performing group in the Russell Midcap Growth Index, followed by Healthcare (12.62% weight) and Financials (7.90% weight) which returned -11.23% and -15.95%, respectively. At the other end of the spectrum, two of the larger constituents in the Russell Midcap Growth Index--Information Technology (15.69% weight) and Industrials (19.51% weight)--returned -33.39% and -28.14%, respectively, during the annual period.

With respect to sector weighting versus the portfolio's benchmark, the combination of an underweight exposure to the Consumer Staples and Utility groups, a Healthcare overweight and stock selection in the Energy sector each benefited performance. Conversely, factors that hindered results included security selection in the Financials, Materials and Industrials sectors, as well as an underweight exposure to the Materials group.

Top-contributing investments for the year included Aspen Technology Inc., Temple-Inland Inc., ATP Oil & Gas Corp., Global Payments Inc., and Lifepoint Hospitals Inc. Portfolio detractors included Cal-Maine Foods Inc., Freeport-McMoRan Copper & Gold Inc., NutriSystem Inc., Integrated Device Technology Inc., and Jackson Hewitt Tax Service Inc.
--------
Past performance is no guarantee of future results.

* The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in New Century Fund Class A shares would have increased to $10,523. The same amount invested in securities mirroring the performance of the Russell Midcap Growth Index would be valued at $17,090.

                                    [CHART]

                 New Century Class A/#/       Russell Midcap Growth Index
                 ----------------------       ---------------------------
   9/30/1998            $ 9,423                       $10,000
  10/31/1998              9,813                        10,736
  11/30/1998             10,952                        11,460
  12/31/1998             12,516                        12,647
   1/31/1999             13,970                        13,027
   2/28/1999             12,727                        12,389
   3/31/1999             14,549                        13,079
   4/30/1999             15,054                        13,676
   5/31/1999             14,154                        13,499
   6/30/1999             15,012                        14,442
   7/31/1999             14,196                        13,982
   8/31/1999             14,286                        13,837
   9/30/1999             14,417                        13,719
  10/31/1999             15,244                        14,780
  11/30/1999             17,840                        16,310
  12/31/1999             23,101                        19,135
   1/31/2000             22,308                        19,131
   2/29/2000             28,489                        23,152
   3/31/2000             24,838                        23,176
   4/30/2000             22,320                        20,927
   5/31/2000             20,655                        19,401
   6/30/2000             24,838                        21,460
   7/31/2000             22,374                        20,101
   8/31/2000             25,728                        23,132
   9/30/2000             24,905                        22,001
  10/31/2000             21,969                        20,496
  11/30/2000             18,149                        16,042
  12/31/2000             18,809                        16,886
   1/31/2001             18,307                        17,851
   2/28/2001             15,831                        14,763
   3/31/2001             14,564                        12,651
   4/30/2001             15,925                        14,759
   5/31/2001             15,882                        14,690
   6/30/2001             15,551                        14,698
   7/31/2001             14,496                        13,706
   8/31/2001             13,296                        12,713
   9/30/2001             11,238                        10,612
  10/31/2001             11,748                        11,727
  11/30/2001             12,548                        12,990
  12/31/2001             12,803                        13,484
   1/31/2002             12,488                        13,046
   2/28/2002             11,867                        12,306
   3/31/2002             12,556                        13,245
   4/30/2002             12,216                        12,544
   5/31/2002             11,876                        12,170
   6/30/2002             11,084                        10,827
   7/31/2002              9,970                         9,775
   8/31/2002              9,987                         9,741
   9/30/2002              9,545                         8,967
  10/31/2002              9,732                         9,662
  11/30/2002             10,098                        10,418
  12/31/2002              9,655                         9,788
   1/31/2003              9,477                         9,692
   2/28/2003              9,307                         9,608
   3/31/2003              9,383                         9,787
   4/30/2003             10,013                        10,453
   5/31/2003             10,761                        11,459
   6/30/2003             10,931                        11,623
   7/31/2003             11,280                        12,038
   8/31/2003             11,867                        12,701
   9/30/2003             11,433                        12,455
  10/31/2003             12,301                        13,458
  11/30/2003             12,326                        13,818
  12/31/2003             12,344                        13,969
   1/31/2004             12,522                        14,430
   2/29/2004             12,556                        14,673
   3/31/2004             12,573                        14,645
   4/30/2004             12,139                        14,231
   5/31/2004             12,454                        14,567
   6/30/2004             12,922                        14,799
   7/31/2004             12,190                        13,819
   8/31/2004             11,910                        13,648
   9/30/2004             12,565                        14,158
  10/31/2004             12,982                        14,638
  11/30/2004             13,824                        15,394
  12/31/2004             14,258                        16,132
   1/31/2005             14,113                        15,700
   2/28/2005             14,538                        16,097
   3/31/2005             14,241                        15,862
   4/30/2005             13,586                        15,234
   5/31/2005             14,504                        16,107
   6/30/2005             14,751                        16,406
   7/31/2005             15,534                        17,364
   8/31/2005             15,329                        17,258
   9/30/2005             15,312                        17,481
  10/31/2005             14,819                        16,967
  11/30/2005             15,423                        17,887
  12/31/2005             15,355                        18,083
   1/31/2006             16,104                        19,166
   2/28/2006             16,095                        18,930
   3/31/2006             16,546                        19,459
   4/30/2006             16,682                        19,542
   5/31/2006             15,916                        18,622
   6/30/2006             15,525                        18,546
   7/31/2006             14,964                        17,881
   8/31/2006             15,440                        18,293
   9/30/2006             15,823                        18,711
  10/31/2006             16,478                        19,429
  11/30/2006             17,039                        20,191
  12/31/2006             17,320                        20,010
   1/31/2007             17,916                        20,739
   2/28/2007             18,086                        20,694
   3/31/2007             18,179                        20,802
   4/30/2007             18,868                        21,716
   5/31/2007             19,881                        22,597
   6/30/2007             19,540                        22,205
   7/31/2007             18,162                        21,708
   8/31/2007             18,409                        21,825
   9/30/2007             18,792                        22,682
  10/31/2007             18,962                        23,260
  11/30/2007             17,414                        22,236
  12/31/2007             17,056                        22,297
   1/31/2008             15,831                        20,525
   2/29/2008             15,346                        20,212
   3/31/2008             14,725                        19,855
   4/30/2008             15,338                        21,296
   5/31/2008             16,214                        22,418
   6/30/2008             14,691                        20,778
   7/31/2008             13,296                        19,989
   8/31/2008             12,913                        20,172
   9/30/2008             10,523                        17,090


                       Class A            Class B           Class C++
                  ------------------ ------------------ ------------------
      New         Average            Average            Average
    Century       Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund        Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -47.23%  -44.00%   -46.70%  -44.48%   -44.86%  -44.31%
--------------------------------------------------------------------------
5 Year Return      -2.80%   -7.96%    -2.78%  -11.39%    -2.19%  -10.48%
--------------------------------------------------------------------------
10 Year Return      0.51%   11.68%     0.57%    5.80%     0.51%    5.17%
--------------------------------------------------------------------------
Since Inception*    6.44%  310.14%     3.17%   59.80%    -0.84%   -8.63%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 01/28/87; Class B: 09/24/93; Class C: 02/02/98.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2008, the SunAmerica New Century Class A returned -47.23% compared to -24.65% for the Russell Midcap Growth Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Growth and Income Fund

For the annual period ended September 30, 2008, the SunAmerica Growth and Income Fund Class A returned -22.19%, (before maximum sales charge), underperforming its benchmark, the S&P 500 Index*, which returned -21.98%.

Overall, it was a challenging year for U.S. equities, as deteriorating corporate profits, tighter credit conditions and slowing consumer spending trends impaired the domestic economy. Losses were widespread, as every S&P 500 sector posted negative returns, most notably the Financials (16.86% weight) and Telecommunication Services (3.39% weight) groups, which returned -38.53% and -33.14%, respectively. Sectors that performed relatively better included the more defensive Consumer Staples (9.44% weight) and Healthcare (12.12% weight) groups, which returned -2.99% and -12.16%, respectively.

During the annual period, performance benefited from stock selection in the Information Technology, Materials and Utilities sectors. A Consumer Staples overweight also proved beneficial. Alternatively, stock selection in Consumer Discretionary, Energy, and Industrials companies negatively impacted performance, as did underweight exposure to the Financials sector.

The Fund focuses its investment selection on larger cap companies that demonstrate potential for capital appreciation and are believed to be undervalued by the market. In terms of individual stock holdings, Anheuser-Busch Cos. Inc., U.S. Bancorp, Genzyme Corp., General Mills Inc., and JPMorgan Chase & Co. headed the list of top-performing holdings during the annual period. On the other hand, investments in Fannie Mae, Citigroup Inc., Morgan Stanley, General Electric Co., and Global Industries Ltd. hindered results.
--------
Past performance is no guarantee of future results.

* The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Growth and Income Fund Class A shares would have increased to $10,726. The same amount invested in securities mirroring the performance of the S&P 500 Index would be valued at $13,516.

                                    [CHART]

                   Growth & Income
                     Class A/#/             S&P 500 Index
                   ---------------          -------------
   9/30/1998           $ 9,426                  $10,000
  10/31/1998             9,985                   10,813
  11/30/1998            10,582                   11,468
  12/31/1998            11,464                   12,128
   1/31/1999            12,164                   12,635
   2/28/1999            11,723                   12,243
   3/31/1999            12,324                   12,732
   4/30/1999            12,583                   13,225
   5/31/1999            12,134                   12,914
   6/30/1999            12,895                   13,630
   7/31/1999            12,613                   13,205
   8/31/1999            12,507                   13,139
   9/30/1999            12,354                   12,780
  10/31/1999            13,168                   13,588
  11/30/1999            13,709                   13,865
  12/31/1999            15,281                   14,681
   1/31/2000            14,729                   13,943
   2/29/2000            15,265                   13,679
   3/31/2000            16,140                   15,018
   4/30/2000            15,005                   14,566
   5/31/2000            14,287                   14,267
   6/30/2000            15,194                   14,618
   7/31/2000            14,934                   14,390
   8/31/2000            16,645                   15,284
   9/30/2000            15,769                   14,477
  10/31/2000            14,863                   14,416
  11/30/2000            13,238                   13,279
  12/31/2000            13,621                   13,344
   1/31/2001            13,699                   13,818
   2/28/2001            12,427                   12,558
   3/31/2001            11,602                   11,762
   4/30/2001            12,444                   12,676
   5/31/2001            12,384                   12,761
   6/30/2001            11,877                   12,451
   7/31/2001            11,619                   12,328
   8/31/2001            10,760                   11,556
   9/30/2001             9,548                   10,623
  10/31/2001             9,694                   10,826
  11/30/2001            10,614                   11,656
  12/31/2001            10,682                   11,758
   1/31/2002            10,175                   11,587
   2/28/2002            10,021                   11,363
   3/31/2002            10,467                   11,791
   4/30/2002             9,943                   11,076
   5/31/2002             9,823                   10,994
   6/30/2002             9,144                   10,211
   7/31/2002             8,371                    9,415
   8/31/2002             8,491                    9,477
   9/30/2002             7,623                    8,447
  10/31/2002             8,130                    9,190
  11/30/2002             8,534                    9,731
  12/31/2002             7,958                    9,160
   1/31/2003             7,700                    8,920
   2/28/2003             7,623                    8,786
   3/31/2003             7,666                    8,871
   4/30/2003             8,164                    9,602
   5/31/2003             8,517                   10,107
   6/30/2003             8,568                   10,236
   7/31/2003             8,766                   10,417
   8/31/2003             8,921                   10,619
   9/30/2003             8,757                   10,507
  10/31/2003             9,367                   11,101
  11/30/2003             9,453                   11,199
  12/31/2003             9,763                   11,786
   1/31/2004             9,857                   12,002
   2/29/2004            10,003                   12,169
   3/31/2004             9,823                   11,985
   4/30/2004             9,625                   11,797
   5/31/2004             9,685                   11,959
   6/30/2004             9,840                   12,191
   7/31/2004             9,608                   11,788
   8/31/2004             9,617                   11,836
   9/30/2004             9,780                   11,964
  10/31/2004             9,960                   12,146
  11/30/2004            10,364                   12,638
  12/31/2004            10,726                   13,068
   1/31/2005            10,519                   12,749
   2/28/2005            10,717                   13,018
   3/31/2005            10,553                   12,787
   4/30/2005            10,346                   12,545
   5/31/2005            10,631                   12,943
   6/30/2005            10,562                   12,962
   7/31/2005            10,803                   13,444
   8/31/2005            10,717                   13,321
   9/30/2005            10,748                   13,429
  10/31/2005            10,540                   13,205
  11/30/2005            10,843                   13,704
  12/31/2005            10,799                   13,709
   1/31/2006            10,972                   14,072
   2/28/2006            11,076                   14,110
   3/31/2006            11,181                   14,286
   4/30/2006            11,398                   14,478
   5/31/2006            11,120                   14,061
   6/30/2006            11,085                   14,080
   7/31/2006            11,146                   14,167
   8/31/2006            11,389                   14,504
   9/30/2006            11,658                   14,878
  10/31/2006            12,031                   15,363
  11/30/2006            12,196                   15,655
  12/31/2006            12,387                   15,874
   1/31/2007            12,570                   16,114
   2/28/2007            12,257                   15,799
   3/31/2007            12,396                   15,976
   4/30/2007            12,969                   16,684
   5/31/2007            13,420                   17,266
   6/30/2007            13,264                   16,979
   7/31/2007            12,986                   16,453
   8/31/2007            13,359                   16,699
   9/30/2007            13,794                   17,324
  10/31/2007            13,828                   17,599
  11/30/2007            13,281                   16,863
  12/31/2007            13,175                   16,746
   1/31/2008            12,565                   15,742
   2/29/2008            12,129                   15,231
   3/31/2008            12,155                   15,165
   4/30/2008            12,574                   15,903
   5/31/2008            12,844                   16,109
   6/30/2008            11,711                   14,751
   7/31/2008            11,589                   14,627
   8/31/2008            11,816                   14,839
   9/30/2008            10,726                   13,516


                       Class A            Class B           Class C++           Class I
                  ------------------ ------------------ ------------------ ------------------
    Growth        Average            Average            Average            Average
   and Income     Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund         Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -26.67%  -22.19%   -25.79%  -22.69%   -23.48%  -22.71%   -22.02%  -22.02%
---------------------------------------------------------------------------------------------
5 Year Return       2.92%   22.49%     3.10%   18.47%     3.47%   18.61%     4.34%   23.66%
---------------------------------------------------------------------------------------------
10 Year Return      0.70%   13.80%     0.78%    8.04%     0.64%    6.61%       N/A      N/A
---------------------------------------------------------------------------------------------
Since Inception*    6.53%  161.36%     6.62%  149.12%     0.48%    5.19%     0.39%    2.73%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 07/01/94; Class B: 07/06/94; Class C: 02/02/98;
   Class I: 11/16/01.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2008, the SunAmerica Growth and Income Class A returned -26.67% compared to -21.98% for the S&P 500 Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Balanced Assets Fund

For the annual period ended September 30, 2008, the SunAmerica Balanced Assets Fund Class A returned -16.37% (before maximum sales charge). At the end of the fiscal period, the Fund held 64% of its total portfolio in equities and 36% in fixed income securities. The Fund's equity benchmark, the S&P 500 Index*, returned -21.98%, whereas its fixed income benchmark, the Lehman Brothers Aggregate Bond Index**, returned 3.65% for the same period. A balanced fund is designed to cushion risk and provide a return somewhere between that of its fixed income and equity benchmarks.

Overall, it was a challenging year for U.S. equities, as fears of recession, rising inflationary concerns, weakness in the housing market, chaos in the credit markets, and declining corporate earnings growth dampened investor sentiment. The sell-off was widespread, as every S&P 500 sector posted negative returns, most notably the Financials (16.86% weight) and Telecommunication Services (3.39% weight) groups, which returned -38.53% and -33.14%, respectively, during the annual period. Sectors that performed relatively better included the more defensive Consumer Staples (9.44% weight) and Healthcare (12.12% weight) groups, which returned -2.99% and -12.16%, respectively.

The Fund's equity holdings were aided by positive security selection in eight of the ten S&P 500 group, particularly Healthcare, Financials, and Utilities companies. Overweight exposure to the Healthcare group also proved beneficial. On the other hand, stock selection in the Consumer Discretionary and Energy sectors detracted from relative performance.

U.S. Bancorp, JPMorgan Chase & Co., Anheuser-Busch Cos. Inc., Wells Fargo & Co., and Wal-Mart Stores Inc. led the list of top equity contributors. The positions which detracted most significantly from the Fund's performance included General Electric Co., Fannie Mae, Morgan Stanley, Citigroup Inc., and Google Inc.

Market conditions had a pronounced impact on the performance of the fixed income portion of the Fund versus that of its benchmark. A deteriorating credit environment coupled with a slowing economy created a strong headwind for the Fund. Liquidity diminished drastically in the second half of the annual period as providers remained extremely risk averse. New issue activity came to a standstill as credit market conditions tightened. The Fund's exposure to securities with credit ratings of BBB and below contributed to underperformance during the period.

Security selection has always been the primary driver of returns in the Fund. Each asset class is managed from a bottom-up perspective and emphasizes the manager's ability to select the best-performing securities available. The massive de-leveraging that roiled the credit markets over the past year left few sectors unscathed and highlighted the importance of individual security selection. The top-performing securities for the year included U.S. Treasury and mortgage-backed securities issued by Fannie Mae and Freddie Mac. Laggards included asset-backed securities issued by Countrywide Financial and notes issued by Washington Mutual and Lehman Brothers.
--------
Past performance is no guarantee of future results.

* The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.
** The Lehman Brothers Aggregate Bond Index (Effective November 14, 2008 the
   Index is named Barclays Capital Aggregate Bond Index.) represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Balanced Assets Fund Class A shares would have increased to $10,398. The same amount invested in securities mirroring the performance of the Lehman Brothers Aggregate Bond Index and the S&P 500 Index would be valued at $16,592 and $13,516, respectively.


                                           [CHART]


                   Balanced Assets            Lehman Brothers
                      Class A/#/              Aggregate Bond
                                                  Index         S&P 500 Index
                  -------------------        ---------------    -------------
     9/30/1998         $ 9,425                  $10,000           $10,000
    10/31/1998           9,780                    9,947            10,813
    11/30/1998          10,272                   10,004            11,468
    12/31/1998          10,893                   10,034            12,128
     1/31/1999          11,409                   10,105            12,635
     2/28/1999          11,018                    9,928            12,243
     3/31/1999          11,489                    9,983            12,732
     4/30/1999          11,676                   10,015            13,225
     5/31/1999          11,290                    9,927            12,914
     6/30/1999          11,834                    9,895            13,630
     7/31/1999          11,588                    9,853            13,205
     8/31/1999          11,617                    9,848            13,139
     9/30/1999          11,509                    9,963            12,780
    10/31/1999          12,035                    9,999            13,588
    11/30/1999          12,292                    9,998            13,865
    12/31/1999          13,254                    9,950            14,681
     1/31/2000          12,869                    9,918            13,943
     2/29/2000          13,147                   10,038            13,679
     3/31/2000          13,829                   10,170            15,018
     4/30/2000          13,070                   10,141            14,566
     5/31/2000          12,615                   10,135            14,267
     6/30/2000          13,221                   10,346            14,618
     7/31/2000          13,164                   10,440            14,390
     8/31/2000          14,102                   10,592            15,284
     9/30/2000          13,315                   10,659            14,477
    10/31/2000          12,654                   10,729            14,416
    11/30/2000          11,746                   10,905            13,279
    12/31/2000          11,974                   11,108            13,344
     1/31/2001          12,117                   11,289            13,818
     2/28/2001          11,254                   11,387            12,558
     3/31/2001          10,710                   11,444            11,762
     4/30/2001          11,146                   11,396            12,676
     5/31/2001          11,118                   11,464            12,761
     6/30/2001          10,900                   11,508            12,451
     7/31/2001          10,778                   11,766            12,328
     8/31/2001          10,240                   11,901            11,556
     9/30/2001           9,540                   12,039            10,623
    10/31/2001           9,850                   12,291            10,826
    11/30/2001          10,347                   12,121            11,656
    12/31/2001          10,263                   12,044            11,758
     1/31/2002          10,039                   12,141            11,587
     2/28/2002           9,894                   12,259            11,363
     3/31/2002          10,000                   12,055            11,791
     4/30/2002           9,732                   12,289            11,076
     5/31/2002           9,608                   12,393            10,994
     6/30/2002           9,257                   12,501            10,211
     7/31/2002           8,929                   12,651             9,415
     8/31/2002           9,031                   12,865             9,477
     9/30/2002           8,620                   13,073             8,447
    10/31/2002           8,744                   13,014             9,190
    11/30/2002           8,927                   13,010             9,731
    12/31/2002           8,620                   13,279             9,160
     1/31/2003           8,444                   13,290             8,920
     2/28/2003           8,437                   13,474             8,786
     3/31/2003           8,445                   13,464             8,871
     4/30/2003           8,828                   13,575             9,602
     5/31/2003           9,107                   13,828            10,107
     6/30/2003           9,123                   13,801            10,236
     7/31/2003           9,086                   13,337            10,417
     8/31/2003           9,204                   13,425            10,619
     9/30/2003           9,193                   13,781            10,507
    10/31/2003           9,569                   13,652            11,101
    11/30/2003           9,613                   13,685            11,199
    12/31/2003           9,841                   13,824            11,786
     1/31/2004           9,929                   13,935            12,002
     2/29/2004          10,040                   14,086            12,169
     3/31/2004           9,939                   14,192            11,985
     4/30/2004           9,731                   13,822            11,797
     5/31/2004           9,761                   13,767            11,959
     6/30/2004           9,915                   13,845            12,191
     7/31/2004           9,692                   13,982            11,788
     8/31/2004           9,744                   14,249            11,836
     9/30/2004           9,861                   14,287            11,964
    10/31/2004           9,965                   14,407            12,146
    11/30/2004          10,152                   14,292            12,638
    12/31/2004          10,416                   14,424            13,068
     1/31/2005          10,280                   14,514            12,749
     2/28/2005          10,363                   14,429            13,018
     3/31/2005          10,174                   14,355            12,787
     4/30/2005          10,068                   14,549            12,545
     5/31/2005          10,264                   14,706            12,943
     6/30/2005          10,257                   14,786            12,962
     7/31/2005          10,461                   14,652            13,444
     8/31/2005          10,431                   14,840            13,321
     9/30/2005          10,436                   14,687            13,429
    10/31/2005          10,284                   14,571            13,205
    11/30/2005          10,528                   14,635            13,704
    12/31/2005          10,521                   14,774            13,709
     1/31/2006          10,666                   14,775            14,072
     2/28/2006          10,682                   14,824            14,110
     3/31/2006          10,715                   14,679            14,286
     4/30/2006          10,761                   14,652            14,478
     5/31/2006          10,561                   14,636            14,061
     6/30/2006          10,546                   14,667            14,080
     7/31/2006          10,639                   14,866            14,167
     8/31/2006          10,847                   15,093            14,504
     9/30/2006          11,052                   15,226            14,878
    10/31/2006          11,292                   15,327            15,363
    11/30/2006          11,432                   15,504            15,655
    12/31/2006          11,519                   15,414            15,874
     1/31/2007          11,651                   15,408            16,114
     2/28/2007          11,534                   15,646            15,799
     3/31/2007          11,613                   15,646            15,976
     4/30/2007          11,972                   15,731            16,684
     5/31/2007          12,230                   15,611            17,266
     6/30/2007          12,087                   15,565            16,979
     7/31/2007          11,875                   15,695            16,453
     8/31/2007          12,048                   15,887            16,699
     9/30/2007          12,442                   16,008            17,324
    10/31/2007          12,576                   16,152            17,599
    11/30/2007          12,245                   16,442            16,863
    12/31/2007          12,188                   16,488            16,746
     1/31/2008          11,674                   16,765            15,742
     2/29/2008          11,413                   16,788            15,231
     3/31/2008          11,305                   16,846            15,165
     4/30/2008          11,631                   16,811            15,903
     5/31/2008          11,774                   16,687            16,109
     6/30/2008          11,119                   16,674            14,751
     7/31/2008          11,023                   16,660            14,627
     8/31/2008          11,191                   16,818            14,839
     9/30/2008          10,398                   16,592            13,516




                       Class A            Class B           Class C++           Class I
                  ------------------ ------------------ ------------------ ------------------
    Balanced      Average            Average            Average            Average
    Assets        Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund         Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -21.16%  -16.37%   -20.23%  -16.95%   -17.80%  -16.98%   -16.19%  -16.19%
---------------------------------------------------------------------------------------------
5 Year Return       1.29%   13.11%     1.43%    9.36%     1.82%    9.43%     2.76%   14.58%
---------------------------------------------------------------------------------------------
10 Year Return      0.39%   10.33%     0.42%    4.27%       N/A      N/A       N/A      N/A
---------------------------------------------------------------------------------------------
Since Inception*    4.41%  102.83%     7.50%  453.45%    -1.55%  -13.99%     0.38%    2.66%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 09/24/93; Class B: 01/29/85; Class C: 02/02/99;
   Class I: 11/16/01.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2008, the SunAmerica Balanced Assets Class A returned -21.16% compared to -21.98% for the S&P 500 Index and 3.65% for the Lehman Bros. Aggregate Bond Index. (Effective November 14, 2008, the Index is named Barclays Capital Aggregate Bond Index,) (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica International Equity Fund

For the annual period ended September 30, 2008, the SunAmerica International Equity Fund Class A returned -31.34% (before maximum sales charge), underperforming its MSCI All Country World ex-US Index (Gross)* benchmark, which returned -29.97% during the period.

Fiscal year 2008 was a roller coaster ride in international equity markets. The boom in commodity prices and resource-linked equities capitulated to the subprime credit crisis, which originated in and emanated from the financial system and housing markets of the United States. Investors that were long energy and materials-related stocks chalked up robust gains in the first three quarters (through mid-July) as crude oil hit an historic peak of $147 per barrel (+58% from 9/28/2007) and other materials, from corn and soybeans to gold and copper, touched historic levels. Driving this firm price environment was a widely-shared belief, with ample supporting evidence, of booming secular growth in emerging markets; most notably, the strong growth of China. The stocks of the companies that fed China's seemingly endless appetite for resources did very well indeed. The other side of this resource boom was, of course, a rising fear of inflation, and the pressure that rising costs put on consumers and businesses alike. The airline and auto industries have been particularly hard hit because of their reliance on cheap oil to maintain sales and/or margins. Meanwhile, the financial sector was experiencing great difficulties throughout the year as the extent of damage from the subprime credit fiasco became more and more apparent. Structured credit products, which had, in effect, overleveraged the global financial system, began to unwind, and as they unwound, a vicious cycle of distress, panic and failure was unleashed. The global system of finance and credit froze, leading to a simultaneous liquidity and solvency crisis as firms and investors came to grips with a lack of credit to finance operations and diminishing equity. The failures of a variety of banks and non-bank financial companies such as hedge funds and insurance companies ensued. This massive de-leveraging has, of course, affected equity markets profoundly, and has significantly pressured the secular growth trend in emerging markets as well as the commodity and energy boom. In the end "the tortoise did indeed overtake the hare" as defensive-oriented sectors such as Healthcare, Utilities and Consumer Staples, as well as equities with low-leverage and with quality, predictable earnings profiles, outperformed everything else on a relative basis.

Our sector selection added to performance throughout the annual period. Our underweight position in Financials and our overweight in Consumer Staples were our best performing allocation decisions while our allocations to energy and industrials were the biggest detractors.

Although country selection did contribute positively to performance, it was a much smaller percentage of performance contribution. That is a predictable result given our focus on individual stock selection and regional allocation.

Stock selection was the primary driver of performance. Our selection in materials was our biggest contributor to performance, while our selection in energy stocks was the biggest detractor to performance. On an individual security basis, Mechel Steel Group, Orascom Construction and Bayer were the top three contributors while Vodafone, Allianz and Hon Hai Precisions were the biggest individual detractors.
--------
Past performance is no guarantee of future results.

Investing internationally involves special risks, such as currency fluctuations, and economic and political instability. Diversification does not insure against market loss.

* The Morgan Stanley Capital International (MSCI) All Country (AC) World ex-U.S. Index (Gross) is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of 47 global developed and emerging markets, excluding the U.S. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in International Equity Fund Class A shares would have increased to $12,212. The same amount invested in securities mirroring the performance of the MSCI All Country World ex-U.S. Index (Gross) would be valued at $19,394.

                                [CHART]

                                        MSCI All Country World
                 International Equity     ex-U.S. Daily Total
                       Class A/#/        Return Index (Gross)
                 --------------------   ----------------------
  9/30/1998          $ 9,424                $10,000.00
 10/31/1998           10,058                 11,047.51
 11/30/1998           10,551                 11,641.17
 12/31/1998           10,882                 12,038.64
  1/31/1999           10,907                 12,015.79
  2/28/1999           10,527                 11,737.38
  3/31/1999           10,799                 12,324.30
  4/30/1999           11,155                 12,944.11
  5/31/1999           10,642                 12,356.55
  6/30/1999           11,122                 12,934.92
  7/31/1999           11,336                 13,231.40
  8/31/1999           11,328                 13,281.09
  9/30/1999           11,328                 13,370.06
 10/31/1999           11,783                 13,856.24
 11/30/1999           12,692                 14,403.34
 12/31/1999           14,534                 15,768.66
  1/31/2000           13,691                 14,900.25
  2/29/2000           14,732                 15,298.00
  3/31/2000           14,518                 15,890.06
  4/30/2000           13,501                 15,010.77
  5/31/2000           13,113                 14,645.69
  6/30/2000           13,650                 15,272.33
  7/31/2000           13,253                 14,662.79
  8/31/2000           13,543                 14,846.38
  9/30/2000           12,601                 14,021.95
 10/31/2000           11,931                 13,567.05
 11/30/2000           11,270                 12,951.40
 12/31/2000           11,620                 13,385.94
  1/31/2001           11,575                 13,586.74
  2/28/2001           10,614                 12,511.07
  3/31/2001            9,680                 11,626.72
  4/30/2001           10,273                 12,417.48
  5/31/2001            9,878                 12,074.58
  6/30/2001            9,500                 11,611.48
  7/31/2001            9,222                 11,353.13
  8/31/2001            8,926                 11,071.17
  9/30/2001            7,839                  9,896.64
 10/31/2001            7,974                 10,173.92
 11/30/2001            8,028                 10,639.25
 12/31/2001            8,145                 10,776.31
  1/31/2002            7,938                 10,314.79
  2/28/2002            8,064                 10,389.07
  3/31/2002            8,396                 10,953.43
  4/30/2002            8,405                 11,024.60
  5/31/2002            8,504                 11,144.68
  6/30/2002            8,180                 10,663.46
  7/31/2002            7,309                  9,624.25
  8/31/2002            7,166                  9,624.85
  9/30/2002            6,286                  8,604.90
 10/31/2002            6,618                  9,066.53
 11/30/2002            6,896                  9,502.53
 12/31/2002            6,672                  9,195.54
  1/31/2003            6,483                  8,872.72
  2/28/2003            6,402                  8,692.94
  3/31/2003            6,277                  8,524.32
  4/30/2003            6,780                  9,345.72
  5/31/2003            7,148                  9,941.09
  6/30/2003            7,327                 10,216.25
  7/31/2003            7,552                 10,488.48
  8/31/2003            7,767                 10,801.02
  9/30/2003            7,839                 11,103.44
 10/31/2003            8,351                 11,823.20
 11/30/2003            8,477                 12,081.00
 12/31/2003            9,153                 13,003.34
  1/31/2004            9,198                 13,212.17
  2/29/2004            9,234                 13,548.11
  3/31/2004            9,333                 13,631.47
  4/30/2004            9,037                 13,207.82
  5/31/2004            9,010                 13,249.60
  6/30/2004            9,234                 13,536.79
  7/31/2004            8,875                 13,142.30
  8/31/2004            8,956                 13,247.54
  9/30/2004            9,162                 13,673.47
 10/31/2004            9,513                 14,149.03
 11/30/2004           10,106                 15,131.11
 12/31/2004           10,582                 15,780.79
  1/31/2005           10,411                 15,509.00
  2/28/2005           10,905                 16,273.98
  3/31/2005           10,591                 15,832.53
  4/30/2005           10,438                 15,442.07
  5/31/2005           10,447                 15,538.82
  6/30/2005           10,591                 15,831.28
  7/31/2005           10,977                 16,415.39
  8/31/2005           11,417                 16,835.51
  9/30/2005           11,714                 17,703.92
 10/31/2005           11,426                 17,059.41
 11/30/2005           11,776                 17,632.97
 12/31/2005           12,666                 18,481.35
  1/31/2006           13,600                 19,769.94
  2/28/2006           13,375                 19,712.86
  3/31/2006           13,833                 20,285.43
  4/30/2006           14,669                 21,331.39
  5/31/2006           14,103                 20,347.95
  6/30/2006           13,896                 20,327.66
  7/31/2006           13,995                 20,535.62
  8/31/2006           14,301                 21,117.66
  9/30/2006           14,238                 21,131.37
 10/31/2006           14,642                 21,991.84
 11/30/2006           15,046                 22,790.28
 12/31/2006           15,441                 23,500.52
  1/31/2007           15,558                 23,588.28
  2/28/2007           15,513                 23,732.42
  3/31/2007           15,909                 24,401.09
  4/30/2007           16,421                 25,532.64
  5/31/2007           16,762                 26,232.48
  6/30/2007           16,977                 26,455.90
  7/31/2007           16,753                 26,380.48
  8/31/2007           16,564                 25,975.44
  9/30/2007           17,786                 27,695.56
 10/31/2007           18,927                 29,241.51
 11/30/2007           17,867                 27,927.57
 12/31/2007           17,768                 27,523.89
  1/31/2008           15,795                 24,860.71
  2/29/2008           16,138                 25,581.17
  3/31/2008           16,011                 25,029.55
  4/30/2008           17,120                 26,569.89
  5/31/2008           17,444                 27,030.32
  6/30/2008           16,158                 24,814.78
  7/31/2008           15,353                 23,927.32
  8/31/2008           14,430                 22,814.49
  9/30/2008           12,212                 19,394.49


                       Class A            Class B           Class C ++          Class I
                  ------------------ ------------------ ------------------ ------------------
 International    Average            Average            Average            Average
     Equity       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -35.30%  -31.34%   -34.21%  -31.72%   -32.39%  -31.77%   -31.29%  -31.29%
---------------------------------------------------------------------------------------------
5 Year Return       7.99%   55.78%     8.30%   50.96%     8.57%   50.89%     9.37%   56.51%
---------------------------------------------------------------------------------------------
10 Year Return      2.02%   29.58%     2.12%   23.29%     1.72%   18.61%       N/A      N/A
---------------------------------------------------------------------------------------------
Since Inception*    1.11%   20.92%     1.18%   14.95%     0.92%   11.16%     6.19%   51.00%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date Class A and Class B: 11/19/96; Class C: 03/06/97; Class I:
   11/16/01.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2008, the SunAmerica International Equity Class A returned -35.30% compared to -29.97% for the MSCI All Country World ex U.S. Index (Gross). (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Value Fund

For the annual period ended September 30, 2008, the SunAmerica Value Fund Class A returned -21.70%, (before maximum sales charge), outperforming its benchmark the Russell 1000 Value Index*, which returned -23.56%.

Overall, U.S. equities finished the period on a precarious note due to the weakening U.S. economy. The combination of tighter credit and slower consumer spending trends had a negative impact on the outlook for corporate profits. In terms of industry groups, all ten Russell 1000 Value sectors had negative returns, the worst of which were Financials (28.37% weight) and Information Technology (2.93% weight), which returned -37.09% and -36.56%, respectively. Sectors that did relatively better included the Consumer Staples (8.07% weight) and Energy (15.78% weight) groups which returned -5.13% and -9.70%, respectively.

The Fund focuses its investment selection on larger capitalized companies that demonstrate potential for capital appreciation and are believed to be undervalued by the marketplace. During the annual period, performance benefited from stock selection in Financials, Information Technology, and Consumer Staples sectors. Alternatively, security selection in the Consumer Discretionary and Energy groups hindered results.

Three financial institutions, U.S. Bancorp, JPMorgan Chase & Co., and Wells Fargo & Co. were among the top-performing holdings during the annual period. General Mills Inc. and Anheuser-Busch Cos. Inc., both Consumer Staples companies, also delivered strong results. Investments in Fannie Mae, Morgan Stanley, Citigroup Inc., General Electric Co., and AT&T Inc. were a drag on performance in the period.
--------
Past performance is no guarantee of future results.

* The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Value Fund Class A shares would have increased to $19,171. The same amount invested in securities mirroring the performance of the Russell 1000 Value Index would be valued at $17,156.

                                    [CHART]

                                         Russell 1000
                   Value Class A/#/      Value Index
                   --------------        -----------
 9/30/1998            $ 9,428           $10,000.00
10/31/1998             10,338            10,774.60
11/30/1998             10,759            11,276.58
12/31/1998             11,000            11,660.39
 1/31/1999             10,986            11,753.51
 2/28/1999             10,731            11,587.68
 3/31/1999             11,034            11,827.54
 4/30/1999             11,883            12,932.05
 5/31/1999             11,897            12,789.93
 6/30/1999             12,386            13,161.35
 7/31/1999             11,979            12,775.85
 8/31/1999             11,607            12,301.83
 9/30/1999             11,166            11,871.93
10/31/1999             11,586            12,555.22
11/30/1999             11,676            12,456.95
12/31/1999             11,999            12,517.05
 1/31/2000             11,645            12,108.81
 2/29/2000             11,385            11,209.22
 3/31/2000             12,469            12,576.88
 4/30/2000             12,339            12,430.42
 5/31/2000             12,469            12,561.45
 6/30/2000             12,288            11,987.53
 7/31/2000             12,151            12,137.51
 8/31/2000             12,997            12,812.94
 9/30/2000             12,657            12,930.16
10/31/2000             12,845            13,247.98
11/30/2000             12,397            12,756.09
12/31/2000             13,229            13,395.25
 1/31/2001             13,530            13,446.68
 2/28/2001             12,961            13,072.80
 3/31/2001             12,457            12,610.85
 4/30/2001             13,066            13,229.30
 5/31/2001             13,408            13,526.54
 6/30/2001             13,335            13,226.05
 7/31/2001             13,408            13,198.44
 8/31/2001             13,107            12,669.70
 9/30/2001             12,270            11,778.00
10/31/2001             12,278            11,676.61
11/30/2001             13,058            12,355.46
12/31/2001             13,536            12,646.45
 1/31/2002             13,391            12,549.02
 2/28/2002             13,519            12,569.16
 3/31/2002             13,996            13,163.81
 4/30/2002             13,689            12,712.37
 5/31/2002             13,825            12,776.10
 6/30/2002             13,297            12,042.51
 7/31/2002             12,565            10,923.05
 8/31/2002             12,676            11,005.54
 9/30/2002             11,816             9,781.85
10/31/2002             12,455            10,506.56
11/30/2002             13,025            11,168.43
12/31/2002             12,725            10,683.33
 1/31/2003             12,387            10,424.69
 2/28/2003             12,102            10,146.78
 3/31/2003             12,173            10,163.64
 4/30/2003             13,027            11,058.27
 5/31/2003             13,818            11,772.09
 6/30/2003             13,809            11,919.28
 7/31/2003             13,881            12,096.76
 8/31/2003             14,147            12,285.26
 9/30/2003             14,085            12,165.39
10/31/2003             14,521            12,909.91
11/30/2003             14,725            13,085.04
12/31/2003             15,673            13,891.60
 1/31/2004             15,692            14,135.87
 2/29/2004             16,009            14,438.83
 3/31/2004             15,869            14,312.46
 4/30/2004             15,869            13,962.67
 5/31/2004             15,860            14,105.06
 6/30/2004             16,271            14,438.34
 7/31/2004             16,056            14,234.95
 8/31/2004             16,224            14,437.39
 9/30/2004             16,523            14,661.19
10/31/2004             16,822            14,904.92
11/30/2004             17,560            15,658.48
12/31/2004             18,135            16,182.83
 1/31/2005             17,915            15,895.57
 2/28/2005             18,365            16,422.38
 3/31/2005             18,250            16,197.04
 4/30/2005             17,946            15,906.95
 5/31/2005             18,271            16,289.87
 6/30/2005             18,344            16,468.22
 7/31/2005             18,721            16,944.67
 8/31/2005             18,637            16,870.98
 9/30/2005             18,846            17,107.86
10/31/2005             18,438            16,673.36
11/30/2005             18,982            17,218.58
12/31/2005             18,904            17,324.33
 1/31/2006             19,298            17,997.19
 2/28/2006             19,456            18,107.03
 3/31/2006             19,625            18,352.34
 4/30/2006             20,086            18,818.71
 5/31/2006             19,636            18,343.34
 6/30/2006             19,782            18,460.68
 7/31/2006             20,300            18,909.34
 8/31/2006             20,582            19,225.84
 9/30/2006             21,111            19,609.08
10/31/2006             21,730            20,250.95
11/30/2006             22,023            20,713.25
12/31/2006             22,561            21,178.21
 1/31/2007             22,700            21,449.05
 2/28/2007             22,207            21,114.66
 3/31/2007             22,511            21,441.10
 4/30/2007             23,434            22,233.42
 5/31/2007             24,307            23,035.36
 6/30/2007             23,903            22,497.11
 7/31/2007             23,169            21,456.76
 8/31/2007             23,725            21,697.19
 9/30/2007             24,447            22,442.44
10/31/2007             24,383            22,444.92
11/30/2007             23,257            21,347.95
12/31/2007             23,092            21,141.51
 1/31/2008             22,206            20,294.73
 2/29/2008             21,199            19,444.42
 3/31/2008             21,139            19,298.22
 4/30/2008             21,800            20,238.93
 5/31/2008             22,056            20,206.80
 6/30/2008             19,997            18,272.58
 7/31/2008             19,997            18,206.62
 8/31/2008             20,478            18,515.91
 9/30/2008             19,171            17,155.52


                       Class A            Class B           Class C++           Class I            Class Z
                  ------------------ ------------------ ------------------ ------------------ ------------------
                  Average            Average            Average            Average            Average
     Value        Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -26.21%  -21.70%   -24.77%  -22.16%   -22.81%  -22.16%   -21.62%  -21.62%   -21.28%  -21.28%
----------------------------------------------------------------------------------------------------------------
5 Year Return       5.10%   36.11%     5.43%   31.86%     5.67%   31.75%     6.45%   36.68%     6.97%   40.04%
----------------------------------------------------------------------------------------------------------------
10 Year Return      6.72%  103.35%     6.81%   93.16%     6.66%   90.62%       N/A      N/A     7.97%  115.28%
----------------------------------------------------------------------------------------------------------------
Since Inception*    6.77%  130.77%     6.84%  119.25%     6.04%   97.13%     5.96%   48.82%     5.03%   67.39%
----------------------------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A and Class B: 11/19/96; Class C: 03/06/97; Class I:
   11/16/01; Class Z: 04/03/98.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2008, the SunAmerica Value Class A returned -26.21% compared to -23.56% for the Russell 1000 Value Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Disciplined Growth Fund

For the annual period ended September 30, 2008, the SunAmerica Disciplined Growth Fund Class A returned -36.53% (before maximum sales charge), underperforming its Russell 3000 Growth Index* benchmark, which returned -20.60% during the period. The Fund also underperformed its previous benchmark, the S&P 500 Index**, which returned -21.98%.

Weakness in the housing market, chaos in the credit markets, fear of recession, inflationary concerns, a weakening U.S. dollar and declining corporate earnings growth are but some of the themes that defined the annual period. The sell-off was broad-based, as all ten Russell 3000 Growth industry groups posted negative returns. Consumer Staples and Healthcare were the best performing industries during the annual period, while Utilities and Telecom Services companies were the most disappointing.

The Fund's equity holdings were aided by an underweight position in the Utilities sector. On the other hand, stock selection in the Information Technology, Healthcare, Consumer Discretionary, and Consumer Staples groups, as well as overweight exposure to the Materials sector were detractors from relative performance.

Top-performing investments for the year included DryShips Inc., Excel Maritime Carriers Ltd., Apache Corp., Genco Shipping & Trading Ltd., and General Mills Inc. The positions which detracted most significantly from the Fund's performance included Cal-Maine Foods Inc., Google Inc., EMCORE Corp., Medivation Inc., and Sangamo BioSciences Inc.
--------
Past performance is no guarantee of future results.

* The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 3000 Index consists of the 3,000 largest U.S. companies based on total market capitalization. Indices are not managed and an investor cannot invest directly into an index.
** The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

The Fund has replaced the benchmark used for the prior fiscal year (the S&P 500 Index) with the Russell 3000 Growth Index, which management believes represents a better comparison of performance given the Fund's strategy of investing in growth-oriented companies without regard to market capitalization.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since the Fund's inception on March 1, 1999, $10,000 invested in Disciplined Growth Fund Class A shares would be valued at $8,438. The same amount invested in securities mirroring the performance of the Russell 3000 Growth Index and the S&P 500 Index would be valued at $8,589 and $11,040, respectively.

                                    [CHART]

                Disciplined Growth       Russell 3000
                    Class A/#/           Growth Index           S&P 500 Index
               ------------------       ---------------        ---------------
      3/1/1999       $ 9,427               $10,000.00            10,000.00
     3/31/1999         9,842                10,514.64            10,399.98
     4/30/1999        10,324                10,591.29            10,802.73
     5/31/1999        10,091                10,291.16            10,548.00
     6/30/1999        10,581                10,998.44            11,132.92
     7/31/1999        10,204                10,649.40            10,786.13
     8/31/1999        10,068                10,781.82            10,732.40
     9/30/1999         9,759                10,584.65            10,438.55
    10/31/1999        10,294                11,347.07            11,098.84
    11/30/1999        10,535                11,998.28            11,324.89
    12/31/1999        10,950                13,305.18            11,991.47
     1/31/2000        10,716                12,717.13            11,389.02
     2/29/2000        10,626                13,511.61            11,173.43
     3/31/2000        11,561                14,275.76            12,266.52
     4/30/2000        10,943                13,541.40            11,897.42
     5/31/2000        10,596                12,825.11            11,653.29
     6/30/2000        10,837                13,842.60            11,940.54
     7/31/2000        10,837                13,223.06            11,754.03
     8/31/2000        11,471                14,433.04            12,484.07
     9/30/2000        10,965                13,111.16            11,825.04
    10/31/2000        10,965                12,459.74            11,775.02
    11/30/2000        10,113                10,594.62            10,846.68
    12/31/2000        10,128                10,322.62            10,899.72
     1/31/2001        10,475                11,044.27            11,286.44
     2/28/2001         9,472                 9,194.80            10,257.34
     3/31/2001         8,824                 8,206.21             9,607.54
     4/30/2001         9,517                 9,241.56            10,354.14
     5/31/2001         9,608                 9,131.41            10,423.51
     6/30/2001         9,382                 8,955.37            10,169.81
     7/31/2001         9,306                 8,693.87            10,069.74
     8/31/2001         8,786                 7,993.85             9,439.37
     9/30/2001         8,183                 7,162.90             8,677.14
    10/31/2001         8,326                 7,558.27             8,842.61
    11/30/2001         8,974                 8,278.13             9,520.93
    12/31/2001         9,035                 8,296.72             9,604.33
     1/31/2002         8,733                 8,140.00             9,464.21
     2/28/2002         8,529                 7,789.48             9,281.74
     3/31/2002         8,876                 8,085.71             9,630.82
     4/30/2002         8,198                 7,459.23             9,046.91
     5/31/2002         8,190                 7,260.00             8,980.23
     6/30/2002         7,609                 6,592.38             8,340.48
     7/31/2002         7,006                 6,185.12             7,690.34
     8/31/2002         7,081                 6,202.31             7,740.86
     9/30/2002         6,282                 5,571.05             6,899.59
    10/31/2002         6,787                 6,067.44             7,506.89
    11/30/2002         7,142                 6,413.76             7,948.74
    12/31/2002         6,742                 5,970.77             7,481.76
     1/31/2003         6,531                 5,824.76             7,286.14
     2/28/2003         6,440                 5,789.75             7,176.66
     3/31/2003         6,478                 5,896.23             7,246.14
     4/30/2003         7,014                 6,339.84             7,842.72
     5/31/2003         7,315                 6,681.71             8,255.54
     6/30/2003         7,376                 6,776.11             8,361.00
     7/31/2003         7,481                 6,968.55             8,508.48
     8/31/2003         7,579                 7,156.34             8,674.09
     9/30/2003         7,489                 7,071.96             8,582.25
    10/31/2003         7,911                 7,484.84             9,067.49
    11/30/2003         7,979                 7,575.61             9,147.18
    12/31/2003         8,416                 7,820.09             9,626.56
     1/31/2004         8,514                 7,998.55             9,803.23
     2/29/2004         8,620                 8,044.52             9,939.45
     3/31/2004         8,499                 7,909.54             9,789.46
     4/30/2004         8,371                 7,793.74             9,636.06
     5/31/2004         8,439                 7,939.73             9,768.27
     6/30/2004         8,590                 8,051.35             9,958.16
     7/31/2004         8,348                 7,574.10             9,628.55
     8/31/2004         8,424                 7,526.65             9,667.44
     9/30/2004         8,499                 7,625.29             9,772.14
    10/31/2004         8,567                 7,749.66             9,921.43
    11/30/2004         8,846                 8,048.47            10,322.73
    12/31/2004         9,112                 8,361.75            10,674.02
     1/31/2005         8,877                 8,074.34            10,413.89
     2/28/2005         9,013                 8,162.39            10,633.00
     3/31/2005         8,854                 8,000.16            10,444.80
     4/30/2005         8,657                 7,817.42            10,246.66
     5/31/2005         8,861                 8,209.76            10,572.40
     6/30/2005         8,824                 8,204.21            10,587.55
     7/31/2005         9,036                 8,620.15            10,981.12
     8/31/2005         8,907                 8,508.21            10,880.86
     9/30/2005         8,968                 8,549.87            10,968.94
    10/31/2005         8,778                 8,446.27            10,786.09
    11/30/2005         9,043                 8,820.42            11,194.02
    12/31/2005         9,260                 8,794.04            11,197.83
     1/31/2006        10,799                 9,008.84            11,494.32
     2/28/2006        10,273                 8,991.37            11,525.41
     3/31/2006        10,662                 9,152.23            11,668.91
     4/30/2006        11,073                 9,138.41            11,825.62
     5/31/2006        10,372                 8,796.65            11,485.27
     6/30/2006        10,342                 8,765.59            11,500.84
     7/31/2006         9,946                 8,573.54            11,571.78
     8/31/2006        10,060                 8,839.68            11,847.11
     9/30/2006         9,976                 9,067.22            12,152.41
    10/31/2006        10,220                 9,408.11            12,548.41
    11/30/2006        10,700                 9,598.05            12,787.03
    12/31/2006        10,722                 9,625.85            12,966.40
     1/31/2007        10,913                 9,867.44            13,162.49
     2/28/2007        10,738                 9,694.63            12,905.04
     3/31/2007        10,898                 9,750.24            13,049.39
     4/30/2007        11,141                10,192.35            13,627.41
     5/31/2007        11,614                10,566.94            14,102.94
     6/30/2007        11,614                10,417.37            13,868.65
     7/31/2007        11,614                10,223.07            13,438.65
     8/31/2007        12,375                10,393.78            13,640.09
     9/30/2007        13,274                10,818.04            14,150.22
    10/31/2007        14,089                11,196.00            14,375.35
    11/30/2007        13,106                10,753.41            13,774.32
    12/31/2007        13,159                10,723.03            13,678.72
     1/31/2008        11,652                 9,874.81            12,858.27
     2/29/2008        11,667                 9,667.18            12,440.51
     3/31/2008        11,065                 9,608.49            12,386.76
     4/30/2008        11,903                10,112.10            12,990.00
     5/31/2008        12,604                10,498.53            13,158.22
     6/30/2008        11,652                 9,753.15            12,048.98
     7/31/2008        10,623                 9,598.09            11,947.65
     8/31/2008        10,311                 9,711.78            12,120.41
     9/30/2008         8,438                 8,589.15            11,040.36


                       Class A            Class B           Class C++
                  ------------------ ------------------ ------------------
  Disciplined     Average            Average            Average
     Growth       Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund        Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -40.16%  -36.53%   -39.46%  -36.94%   -37.55%  -36.91%
--------------------------------------------------------------------------
5 Year Return       1.20%   12.67%     1.39%    9.15%     1.74%    9.03%
--------------------------------------------------------------------------
Since Inception*   -1.76%  -10.49%    -1.70%  -15.12%    -1.78%  -15.83%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A, Class B and Class C: 03/01/99
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2008, the SunAmerica Disciplined Growth Fund Class A returned -40.16% compared to -20.60% for the Russell 3000 Growth Index and -21.98% for the S&P 500 Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)

Performance information that includes a period prior to May 15, 2007 reflects management of the Fund for such period in accordance with the investment goals and principal investment strategies and techniques ("policies") of the Fund as a tax managed fund. Accordingly, any such performance information may not reflect (or may only partially reflect) the management of the Fund in accordance with its current investment goals and policies, depending on the period shown. The Fund has replaced the benchmark used in the Line Graph for the prior fiscal year (the S&P 500 Index) with the Russell 3000 Growth Index, which management believes represents a better approximation of performance given the Fund's current investment goals and policies.
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica International Small-Cap Fund

For the annual period ended September 30, 2008, the SunAmerica International Small-Cap Fund Class A returned -39.79% (before maximum sales charge), underperforming its MSCI EAFE Small Cap Index (Net)* benchmark, which returned -35.24% during the period.

The events of the past 12 months have rendered an almost unprecedented shock to the global financial system whereby the "credit crunch", or withdrawal of liquidity from the financial system, has resulted in the demise of a number of counterparties in the financial sector. This phenomenon led many economies into recession, principally the U.S., United Kingdom, Ireland and Spain, where buoyant real estate markets produced the most consumer leverage.

Consequently, risk premiums have risen rapidly, eroding valuations in all asset classes, including equities which have declined in an environment of constrained liquidity, high volatility, and a worsening economic outlook. Although smaller companies have fared worse than their large-cap counterparts, their valuations have become increasingly attractive.

At the end of the annual period, the world was waiting for the U.S. Congress to pass the Troubled Assets Relief Program (TARP), a $700 billion package designed to provide liquidity and confidence to the market by removing "toxic" assets from financial institutions' balance sheets. It is hoped that TARP, combined with local rescue plans for domestic banks and interest rate cuts, will bring greater stability to the financial system and improve liquidity conditions for businesses and households.

With respect to sector weighting versus the benchmark, portfolio performance benefited from the combination of an overweight in Healthcare, an underweight in Financials and stock selection in Utilities. Conversely, factors that hindered results included security selection in the Information Technology, Industrials and Consumer Discretionary sectors.

The top five individual security contributors to performance were Kakaku.com Inc. (Japan, Information Technology), Hisamitsu Pharm Co. (Japan, Healthcare), Chloride Group (Europe, Industrials), ASM Spa (Europe, Utilities) and Asahi Soft Drinks (Japan, Consumer Staples). The top five security detractors were Tanfield Group Plc (Europe, Industrials), Hellenic Exchanges S.A. (Europe, Financials), Cookson Group (Europe, Industrials), Kloeckner & Co. SE (Europe, Industrials), and KSB AG (Europe, Industrials).
--------
Past performance is no guarantee of future results.

Investing internationally involves special risks, such as currency fluctuations, and economic and political instability. Diversification does not insure against market loss.

* The Morgan Stanley Capital International Europe, Australasia, and the Far East Index ("MSCI EAFE") Small Cap Index (Net) is comprised of 40% of the full market capitalization of the eligible small cap universe with each industry group and each country in the MSCI EAFE Index.

Securities listed may or may not be a part of current Portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since inception, $10,000 invested in International Small-Cap Class A shares would be valued at $6,357. The same amount invested in securities mirroring the performance of the MSCI EAFE Small-Cap Index (Net) would be valued at $7,051.

                                    [CHART]

                 International Small-Cap        MSCI EAFE Small-Cap
                        Class A/#/                  Index (Net)
                 -----------------------        ------------------
  5/1/2006               $ 9,427                 $10,000.00
 5/31/2006                 8,650                   9,308.67
 6/30/2006                 8,431                   9,104.43
 7/31/2006                 8,213                   8,858.49
 8/31/2006                 8,311                   9,106.42
 9/30/2006                 8,333                   9,141.29
10/31/2006                 8,673                   9,476.29
11/30/2006                 8,959                   9,883.31
12/31/2006                 9,336                  10,211.42
 1/31/2007                 9,578                  10,425.07
 2/28/2007                 9,608                  10,599.39
 3/31/2007                 9,970                  10,936.70
 4/30/2007                10,294                  11,342.32
 5/31/2007                10,558                  11,424.10
 6/30/2007                10,596                  11,398.72
 7/31/2007                10,603                  11,354.40
 8/31/2007                10,181                  10,768.44
 9/30/2007                10,558                  10,886.89
10/31/2007                10,988                  11,565.22
11/30/2007                10,113                  10,733.05
12/31/2007                 9,712                  10,359.07
 1/31/2008                 8,675                   9,348.05
 2/29/2008                 8,896                   9,744.98
 3/31/2008                 8,980                   9,712.98
 4/30/2008                 9,163                   9,938.55
 5/31/2008                 9,422                  10,105.13
 6/30/2008                 8,743                   9,273.88
 7/31/2008                 8,195                   8,849.97
 8/31/2008                 7,569                   8,510.06
 9/30/2008                 6,357                   7,050.53


                       Class A            Class B            Class C
                  ------------------ ------------------ ------------------
 International    Average            Average            Average
   Small-Cap      Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund        Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -43.23%  -39.79%   -42.57%  -40.21%   -40.80%  -40.20%
--------------------------------------------------------------------------
Since Inception*  -17.09%  -32.56%   -16.64%  -33.60%   -15.59%  -33.60%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A, Class B and Class C: 05/02/06.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.

For the 12 month period ended September 30, 2008, the SunAmerica International Small-Cap Fund Class A returned -43.23% compared to -35.24% for the MSCI EAFE Small-Cap Index (Net). (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

[LOGO]

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Trustees                   Shareholder Servicing      This report is submitted
 Samuel M. Eisenstat       Agent                      solely for the general
 Peter A. Harbeck           AIG SunAmerica Fund       information of
 Dr. Judith L. Craven         Services, Inc.          shareholders of the
 William F. Devin           Harborside Financial      Funds. Distribution of
 Stephen J. Gutman            Center                  this report to persons
 Jeffrey S. Burum           3200 Plaza 5              other than shareholders
 William J. Shea            Jersey City, NJ           of the Funds is
                              07311-4992              authorized only in
Officers                                              con-nection with a
 John T. Genoy, President  Custodian and Transfer     currently effective
   and Chief Executive     Agent                      pro-spectus, setting
   Officer                  State Street Bank and     forth details of the
 Donna M. Handel,             Trust Company           Funds, which must precede
   Treasurer                P.O. Box 5607             or accom-pany this report.
 Timothy P. Pettee, Vice    Boston, MA 02110
   President                                          DELIVERY OF SHAREHOLDER
 James Nichols, Vice       VOTING PROXIES ON TRUST    DOCUMENTS
   President               PORTFOLIO SECURITIES       The Funds have adopted a
 Cynthia A. Skrehot, Vice  A description of the       policy that allows them
   President and Chief     policies and procedures    to send only one copy of
   Compliance Officer      that the Trust uses to     a Fund's prospectus,
 Gregory N. Bressler,      determine how to vote      proxy material, annual
   Chief Legal Officer     proxies relating to        report and semi-annual
   and Secretary           securities held in a       report (the "shareholder
 Gregory R. Kingston,      Fund's portfolio which is  documents") to
   Vice President and      available in the Trust's   shareholders with
   Assistant Treasurer     Statement of Additional    multiple accounts
 Kathleen Fuentes,         Information, may be        residing at the same
   Assistant Secretary     obtained without charge    "household." This
 John E. McLean,           upon request, by calling   practice is called
   Assistant Secretary     (800) 858-8850. This       householding and reduces
 Nori L. Gabert, Vice      in-formation is also       Fund expenses, which
   President and           available from the EDGAR   benefits you and other
   Assistant Secretary     database on the U.S.       shareholders. Unless the
 Matthew Hackethal,        Securities and Ex-change   Funds receive
   Anti-Money Laundering   Commission's website at    instructions to the
   Compliance Officer      http://www.sec.gov.        con-trary, you will only
 John E. Smith Jr.,                                   receive one copy of the
   Assistant Treasurer     PROXY VOTING RECORD ON     shareholder documents.
                           SUNAMERICA EQUITY FUNDS    The Funds will continue
Investment Adviser         Information regarding how  to household the
 AIG SunAmerica Asset      SunAmerica Equity Funds    share-holder documents
   Management Corp.        voted proxies relating to  indefinitely, until we
 Harborside Financial      securities held in         are instructed otherwise.
   Center                  SunAmerica Equity Funds    If you do not wish to
 3200 Plaza 5              during the most recent     participate in
 Jersey City, NJ           twelve month period ended  householding, please
   07311-4992              June 30 is available,      contact Shareholder
                           once filed with the U.S.   Services at (800)
Distributor                Securities and Exchange    858-8850 ext. 6010 or
 SunAmerica Capital        Commission, without        send a written request
   Services, Inc.          charge, upon request, by   with your name, the name
 Harborside Financial      calling (800) 858-8850 or  of your fund(s) and your
   Center                  on the U.S. Securities     account number(s) to AIG
 3200 Plaza 5              and Exchange Commission's  SunAmerica Mutual Funds
 Jersey City, NJ           website at                 c/o BFDS, P.O. Box
   07311-4992              http://www.sec.gov.        219186, Kansas City MO,
                                                      64121-9186. We will
                           DISCLOSURE OF QUARTERLY    resume individual
                           PORTFOLIO HOLDINGS         mailings for your account
                           The Trust is required to   within thirty (30) days
                           file its complete          of receipt of your
                           schedule of portfolio      request.
                           holdings with the U.S.
                           Securities and Exchange
                           Commission for its first
                           and third fiscal quarters
                           on Form N-Q. The Trust's
                           Forms N-Q are available
                           on the U.S. Securities
                           and Exchange Commission's
                           website at
                           http://www.sec.gov. You
                           can also review and
                           obtain copies of the
                           Forms N-Q at the U.S.
                           Securities and Exchange
                           Com-mission's Public
                           Reference Room in
                           Wash-ington, DC
                           (information on the
                           operation of Public
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

Funds distributed by SunAmerica Capital Services, Inc., an affiliate of AIG SunAmerica Asset Management Corp.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

www.sunamericafunds.com

EQANN - 9/08

Item 2.  Code of Ethics

         The SunAmerica Equity Funds (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2008, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                2007               2008
         (a) Audit Fees ....................$  234,410         $  236,700
         (b) Audit-Related Fees ............$        0         $        0
         (c) Tax Fees ......................$   81,000         $        0
         (d) All Other Fees ................$        0         $        0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                2007              2008
         (b) Audit-Related Fees ............$         0       $         0
         (c) Tax Fees ......................$         0       $         0
         (d) All Other Fees ................$ 1,927,000       $         0

         On December 31, 2007 Ernst & Young, LLP ("E&Y") resigned as principal accountant for the SunAmerica Equity Funds. On March 5, 2008, the Board of Trustees of the SunAmerica Equity Funds selected
         PricewaterhouseCoopers, LLP as principal accountant.

         In addition, E&Y is performing tax services for the registrant. For the fiscal year ended 2008, the fees for these tax services were $116,075.

          All Other Fees include amounts related to a SAS 70 Report on the Processing of Transactions by Service Organizations.

    (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2008 and 2007 were $485,370 and $1,927,000, respectively.

    (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: December 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -----------------
    John T. Genoy
    President

Date: December 8, 2008

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: December 8, 2008